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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number                      811-03833

MainStay Funds Trust
(Exact name of registrant as specified in charter)

51 Madison Avenue, New York, New York 10010
(Address of principal executive offices)	(Zip Code)

J. Kevin Gao, Esq., 169 Lackawanna Avenue, Parsippany, NJ 07054
(Name and address of agent for service)

Registrant's telephone number, including area code:                    (212) 576-7000

Date of fiscal year end:                     October 31

Date of reporting period:                  January 31, 2011

Item 1.  Schedule of Investments.

The schedule of investments for the period ended January 31, 2011 is filed herewith.

MainStay 130/30 Core Fund
Portfolio of Investments ††† January 31, 2011 unaudited

		Shares	Value
	Common Stocks 133.3%†
	Aerospace & Defense 0.9%
	Honeywell International, Inc. (a)	50,398	$2,822,792
	United Technologies Corp. (a)	3,092	251,380
			3,074,172
	Air Freight & Logistics 0.5%
	FedEx Corp. (a)	17,678	1,596,677

	Airlines 1.0%
	Southwest Airlines Co. (a)	139,636	1,654,687
	United Continental Holdings, Inc. (a)(b)	70,106	1,780,692
			3,435,379
	Auto Components 1.9%
	Autoliv, Inc. (a)	22,908	1,759,335
	Federal Mogul Corp. Class A (b)	27,438	646,439
	Goodyear Tire & Rubber Co. (The) (a)(b)	36,690	435,877
	Lear Corp. (a)(b)	17,012	1,796,978
	TRW Automotive Holdings Corp. (a)(b)	31,849	1,900,111
			6,538,740
	Automobiles 1.4%
	Ford Motor Co. (a)(b)	176,501	2,815,191
	Harley-Davidson, Inc. (a)	49,541	1,964,301
			4,779,492
	Beverages 1.6%
	Coca-Cola Co. (The) (a)	27,487	1,727,558
	Coca-Cola Enterprises, Inc.	8,536	214,766
	Constellation Brands, Inc. Class A (b)	22,259	427,818
	Dr. Pepper Snapple Group, Inc. (a)	51,012	1,807,355
	PepsiCo., Inc. (a)	16,805	1,080,729
			5,258,226
	Biotechnology 1.8%
	Amgen, Inc. (a)(b)	48,875	2,692,035
	Biogen Idec, Inc. (b)	38	2,488
	Cephalon, Inc. (a)(b)	27,217	1,607,980
	Gilead Sciences, Inc. (b)	34,217	1,313,248
	Myriad Genetics, Inc. (b)	20,706	413,292
			6,029,043
	Building Products 0.1%
	Armstrong World Industries, Inc.	8,051	326,951
	Owens Corning, Inc. (b)	1,964	65,735
			392,686
	Capital Markets 3.2%
	Bank of New York Mellon Corp. (The) (a)	84,937	2,652,582
	Charles Schwab Corp. (The) (a)	55,053	993,707
	Franklin Resources, Inc.	143	17,253
	Goldman Sachs Group, Inc. (The) (a)	18,695	3,058,876
	Northern Trust Corp. (a)	36,701	1,907,718
	State Street Corp. (a)	47,727	2,229,805
			10,859,941
	Chemicals 3.0%
	Ashland, Inc. (a)	27,274	1,583,528
	CF Industries Holdings, Inc.	2,603	351,509
	Cytec Industries, Inc. (a)	29,052	1,584,496
	Dow Chemical Co. (The)	15,977	566,864
	E.I. du Pont de Nemours & Co.	15,702	795,777
	Ecolab, Inc.	911	45,268
	Lubrizol Corp. (The) (a)	16,765	1,801,567
	Monsanto Co.	9,243	678,251
	Nalco Holding Co. (a)	42,547	1,295,982
	PPG Industries, Inc. (a)	5,053	425,867
	Scotts Miracle-Gro Co. (The) (b)	18,281	944,579
			10,073,688
	Commercial Banks 3.2%
	BOK Financial Corp. (a)	7,617	393,647
	CIT Group, Inc. (b)	10,058	479,666
	East-West Bancorp, Inc. (a)	51,378	1,115,416
	First Citizens BancShares, Inc. Class A (a)	3,128	629,260
	PNC Financial Services Group, Inc. (a)	38,091	2,285,460
	Popular, Inc. (b)	48,090	154,369
	U.S. Bancorp	2,154	58,158
¤	Wells Fargo & Co. (a)	175,818	5,700,019
			10,815,995
	Commercial Services & Supplies 0.6%
	Avery Dennison Corp.	10,386	437,147
	Covanta Holding Corp.	31,450	532,134
	Iron Mountain, Inc.	1,517	37,000
	R.R. Donnelley & Sons Co. (a)	49,523	877,547
			1,883,828
	Communications Equipment 3.4%
	Brocade Communications Systems, Inc. (a)(b)	38,010	214,376
¤	Cisco Systems, Inc. (a)(b)	223,695	4,731,149
	EchoStar Corp. Class A (a)(b)	29,889	814,475
	Harris Corp. (a)	36,202	1,684,841
	Motorola Mobility Holdings, Inc. (b)	35,947	1,001,843
	Motorola Solutions, Inc. (a)(b)	38,324	1,485,822
	QUALCOMM, Inc. (a)	8,914	482,515
	Tellabs, Inc. (a)	233,928	1,239,819
			11,654,840
	Computers & Peripherals 6.0%
¤	Apple, Inc. (a)(b)	22,055	7,483,703
	Dell, Inc. (a)(b)	149,649	1,969,381
	EMC Corp. (a)(b)	101,486	2,525,986
	Hewlett-Packard Co. (a)	63,161	2,885,826
	Lexmark International, Inc. Class A (a)(b)	27,368	953,501
	SanDisk Corp. (a)(b)	22,559	1,023,502
	Seagate Technology (a)(b)	126,211	1,766,954
	Western Digital Corp. (a)(b)	54,341	1,848,681
			20,457,534
	Construction & Engineering 1.0%
	Chicago Bridge & Iron Co. N.V. (b)	4,824	158,661
	KBR, Inc. (a)	58,675	1,883,468
	Shaw Group, Inc. (The) (a)(b)	33,646	1,270,809
			3,312,938
	Consumer Finance 0.6%
	American Express Co. (a)	26,858	1,165,100
	Discover Financial Services (a)	42,475	874,560
			2,039,660
	Containers & Packaging 0.2%
	Ball Corp. (b)	5,099	362,692
	Crown Holdings, Inc. (b)	4,757	158,693
			521,385
	Diversified Consumer Services 1.0%
	Apollo Group, Inc. Class A (a)(b)	38,841	1,602,968
	Career Education Corp. (a)(b)	36,613	821,596
	ITT Educational Services, Inc. (b)	12,752	839,591
			3,264,155
	Diversified Financial Services 4.0%
¤	Bank of America Corp. (a)	377,058	5,177,006
	Citigroup, Inc. (b)	179,317	864,308
	Interactive Brokers Group, Inc.	58,938	953,028
¤	JPMorgan Chase & Co. (a)	138,362	6,217,988
	Moody's Corp.	10,129	297,489
			13,509,819
	Diversified Telecommunication Services 3.0%
¤	AT&T, Inc. (a)	183,883	5,060,460
	Frontier Communications Corp.	11,674	107,051
	Qwest Communications International, Inc. (a)	180,065	1,283,863
	Verizon Communications, Inc. (a)	106,773	3,803,254
			10,254,628
	Electric Utilities 0.3%
	Edison International (a)	19,300	700,204
	Exelon Corp.	6,788	288,558
	NextEra Energy, Inc.	38	2,031
			990,793
	Electrical Equipment 1.7%
	Emerson Electric Co. (a)	45,933	2,704,535
	General Cable Corp. (a)(b)	36,792	1,361,672
	Hubbel, Inc. Class B (a)	6,800	416,432
	Regal-Beloit Corp. (a)	1,172	78,219
	Thomas & Betts Corp. (a)(b)	24,511	1,259,621
			5,820,479
	Electronic Equipment & Instruments 0.7%
	AVX Corp.	5,606	87,902
	Jabil Circuit, Inc.	14,941	301,958
	Vishay Intertechnology, Inc. (a)(b)	91,188	1,504,602
	Vishay Precision Group, Inc. (b)	17,595	326,387
			2,220,849
	Energy Equipment & Services 4.2%
	Diamond Offshore Drilling, Inc. (a)	25,525	1,830,398
	Dresser-Rand Group, Inc. (a)(b)	41,098	1,887,631
	Exterran Holdings, Inc. (a)(b)	56,223	1,394,893
	Nabors Industries, Ltd. (a)(b)	26,712	651,773
	Oceaneering International, Inc. (a)(b)	23,639	1,825,640
	Oil States International, Inc. (a)(b)	10,247	694,337
	Patterson-UTI Energy, Inc. (a)	56,976	1,329,820
	Schlumberger, Ltd.	14,174	1,261,344
	SEACOR Holdings, Inc. (a)	13,118	1,386,441
	Superior Energy Services, Inc. (a)(b)	44,985	1,579,873
	Unit Corp. (a)(b)	8,533	436,889
			14,279,039
	Food & Staples Retailing 2.8%
	BJ's Wholesale Club, Inc. (b)	13,189	579,525
	Costco Wholesale Corp. (a)	32,198	2,313,104
	Kroger Co. (The) (a)	20,237	433,072
	Safeway, Inc. (a)	64,457	1,333,615
	Wal-Mart Stores, Inc. (a)	78,252	4,387,590
	Walgreen Co.	13,630	551,197
			9,598,103
	Food Products 1.6%
	Corn Products International, Inc. (a)	36,845	1,699,660
	Del Monte Foods Co.	4,956	93,966
	Flowers Foods, Inc.	9,048	228,281
	Sara Lee Corp. (a)	80,267	1,362,131
	Smithfield Foods, Inc. (a)(b)	7,390	147,135
	Tyson Foods, Inc. Class A (a)	106,501	1,751,941
			5,283,114
	Gas Utilities 0.4%
	Atmos Energy Corp. (a)	241	7,856
	Energen Corp. (a)	12,758	713,172
	Questar Corp.	39,041	680,485
			1,401,513
	Health Care Equipment & Supplies 1.1%
	Becton, Dickinson & Co. (a)	313	25,964
	CareFusion Corp. (a)(b)	60,775	1,563,741
	Cooper Cos., Inc. (The)	12,242	701,956
	Covidien PLC (a)	30,539	1,449,686
			3,741,347
	Health Care Providers & Services 4.8%
	Aetna, Inc. (a)	1,748	57,579
	AmerisourceBergen Corp. (a)	45,780	1,641,671
	Cardinal Health, Inc. (a)	51,410	2,134,029
	CIGNA Corp.	10,706	449,866
	Express Scripts, Inc. (a)(b)	40,985	2,308,685
	Health Management Associates, Inc. Class A (b)	46,336	421,658
	Health Net, Inc. (a)(b)	59,728	1,704,040
	Humana, Inc. (a)(b)	32,301	1,872,489
	Lincare Holdings, Inc.	41,161	1,113,405
	McKesson Corp. (a)	10,108	759,818
	Medco Health Solutions, Inc. (b)	5,872	358,309
	UnitedHealth Group, Inc. (a)	71,780	2,946,569
	Universal Health Services, Inc. Class B	9,126	384,205
	WellPoint, Inc. (b)	917	56,964
			16,209,287
	Health Care Technology 0.1%
	SXC Health Solutions Corp. (b)	3,541	170,357

	Hotels, Restaurants & Leisure 2.7%
	Brinker International, Inc. (a)	64,041	1,506,885
	Darden Restaurants, Inc. (a)	18,004	848,168
	Marriott International, Inc. Class A (a)	28,469	1,124,241
	McDonald's Corp.	6,711	494,399
	Panera Bread Co. Class A (a)(b)	16,831	1,608,370
	Penn National Gaming, Inc. (b)	5,286	188,869
	Royal Caribbean Cruises, Ltd. (a)(b)	29,791	1,337,616
	Starbucks Corp. (a)	31,587	995,938
	Wendy's/Arby's Group, Inc. Class A	191,997	927,346
			9,031,832
	Household Durables 1.1%
	D.R. Horton, Inc.	72,536	898,721
	Garmin, Ltd. (a)	31,900	983,477
	Leggett & Platt, Inc.	2,611	58,826
	Mohawk Industries, Inc. (b)	1,094	60,772
	Pulte Group, Inc. (b)	143,772	1,134,361
	Whirlpool Corp. (a)	7,056	603,288
			3,739,445
	Household Products 1.1%
	Energizer Holdings, Inc. (b)	4,309	313,437
	Kimberly-Clark Corp.	7,167	463,920
	Procter & Gamble Co. (The) (a)	47,092	2,972,918
			3,750,275
	Independent Power Producers & Energy Traders 0.2%
	GenOn Energy, Inc. (b)	9,848	40,770
	NRG Energy, Inc. (a)(b)	26,369	547,157
			587,927
	Industrial Conglomerates 2.3%
	3M Co. (a)	3,703	325,568
	General Electric Co. (a)	178,076	3,586,451
	Textron, Inc. (a)	75,578	1,986,945
	Tyco International, Ltd. (a)	43,960	1,970,727
			7,869,691
	Insurance 7.2%
	ACE, Ltd. (a)	33,434	2,059,200
	Allied World Assurance Co. Holdings, Ltd.	17,849	1,076,830
	American Financial Group, Inc. (a)	21,082	685,797
	Arch Capital Group, Ltd. (a)(b)	5,082	448,486
	Aspen Insurance Holdings, Ltd.	41,772	1,255,249
	Assurant, Inc.	28,072	1,101,264
	Assured Guaranty, Ltd.	52,778	763,170
	Axis Capital Holdings, Ltd. (a)	46,212	1,644,223
	Berkshire Hathaway, Inc. Class B (a)(b)	23,361	1,909,762
	Chubb Corp. (The) (a)	33,003	1,911,864
	CNA Financial Corp. (b)	3,080	82,760
	Endurance Specialty Holdings, Ltd. (a)	28,897	1,343,421
	Hartford Financial Services Group, Inc. (The) (a)	72,282	2,007,994
	Mercury General Corp.	76	3,226
	PartnerRe, Ltd. (a)	3,207	262,589
	Principal Financial Group, Inc. (a)	35,093	1,149,998
	Prudential Financial, Inc. (a)	39,221	2,412,484
	RenaissanceRe Holdings, Ltd. (a)	15,997	1,049,723
	StanCorp Financial Group, Inc.	32	1,427
	Symetra Financial Corp.	26,942	356,443
	Travelers Cos., Inc. (The) (a)	38,881	2,187,445
	Validus Holdings, Ltd.	16,424	499,290
			24,212,645
	Internet & Catalog Retail 1.5%
	Amazon.com, Inc. (b)	5,948	1,009,019
	Expedia, Inc. (a)	67,979	1,710,352
	Liberty Media Corp. Interactive Class A (a)(b)	112,323	1,779,196
	Netflix, Inc. (b)	3,317	710,103
			5,208,670
	Internet Software & Services 2.4%
	AOL, Inc. (a)(b)	63,647	1,496,977
	Google, Inc. Class A (a)(b)	6,121	3,674,804
	IAC/InterActiveCorp (a)(b)	47,172	1,334,496
	VeriSign, Inc. (a)	52,998	1,783,383
			8,289,660
	IT Services 4.5%
	Accenture PLC Class A (a)	49,106	2,527,486
	Amdocs, Ltd. (a)(b)	64,150	1,869,331
	Broadridge Financial Solutions, Inc. (a)	77,562	1,775,394
	Computer Sciences Corp. (a)	3,431	182,838
	Convergys Corp. (a)(b)	62,540	890,570
	DST Systems, Inc.	3,731	177,446
¤	International Business Machines Corp. (a)	43,074	6,977,988
	Lender Processing Services, Inc.	2,603	82,619
	Total System Services, Inc. (a)	45,059	784,477
			15,268,149
	Life Sciences Tools & Services 1.0%
	Bio-Rad Laboratories, Inc. Class A (a)(b)	10,909	1,187,772
	Covance, Inc. (b)	6,960	392,405
	Pharmaceutical Product Development, Inc. (a)	61,210	1,783,659
			3,363,836
	Machinery 4.5%
	AGCO Corp. (a)(b)	35,440	1,796,808
	Bucyrus International, Inc. Class A	1,263	114,630
	Caterpillar, Inc. (a)	8,573	831,667
	CNH Global N.V. (a)(b)	28,443	1,377,494
	Harsco Corp.	6,911	223,018
	Manitowoc Co., Inc. (The) (a)	105,469	1,416,449
	Navistar International Corp. (a)(b)	30,043	1,948,288
	Oshkosh Corp. (a)(b)	50,655	1,920,331
	PACCAR, Inc. (a)	38,527	2,176,390
	SPX Corp. (a)	5,271	413,141
	Timken Co. (The) (a)	36,848	1,732,593
	Toro Co. (The) (a)	22,195	1,349,900
	Valmont Industries, Inc. (a)	817	75,932
			15,376,641
	Media 4.4%
	CBS Corp. Class B	390	7,734
	Comcast Corp. Class A (a)	113,621	2,584,878
	DIRECTV Class A (b)	60,379	2,559,466
	DISH Network Corp. Class A (a)(b)	51,049	1,077,644
	Gannett Co., Inc.	38,913	573,578
	Interpublic Group of Cos., Inc. (The) (a)(b)	163,154	1,744,116
	John Wiley & Sons, Inc. Class A	2,003	92,038
	Liberty Global, Inc. Class A (b)	7,976	323,507
	McGraw-Hill Cos., Inc. (The)	15,519	604,931
	Time Warner Cable, Inc. (a)	33,680	2,284,514
	Virgin Media, Inc. (a)	49,085	1,234,979
	Walt Disney Co. (The)	6,612	257,008
	Washington Post Co. Class B (a)	3,253	1,393,422
			14,737,815
	Metals & Mining 1.8%
	Alcoa, Inc.	37,128	615,211
	Freeport-McMoRan Copper & Gold, Inc. (a)	26,821	2,916,784
	Newmont Mining Corp. (a)	37,386	2,058,847
	Southern Copper Corp.	6,648	297,963
	Walter Energy, Inc.	2,444	318,380
			6,207,185
	Multi-Utilities 0.5%
	Integrys Energy Group, Inc. (a)	30,498	1,451,400
	MDU Resources Group, Inc. (a)	15,409	327,133
			1,778,533
	Multiline Retail 1.1%
	Big Lots, Inc. (a)(b)	23,314	741,152
	Family Dollar Stores, Inc. (a)	25,921	1,101,124
	Sears Holdings Corp. (a)(b)	1,392	104,915
	Target Corp. (a)	32,762	1,796,341
			3,743,532
	Office Electronics 0.1%
	Xerox Corp.	33,600	356,832

	Oil, Gas & Consumable Fuels 12.2%
	Alpha Natural Resources, Inc. (a)(b)	33,621	1,806,456
	Anadarko Petroleum Corp. (a)	6,530	503,332
	Arch Coal, Inc. (a)	52,285	1,790,761
	Atlas Energy, Inc. (b)	23,872	1,057,530
	Chesapeake Energy Corp. (a)	12,041	355,571
¤	Chevron Corp. (a)	68,616	6,513,717
	Cimarex Energy Co. (a)	18,078	1,882,462
	ConocoPhillips (a)	62,050	4,434,093
¤	ExxonMobil Corp. (a)	113,316	9,142,335
	Hess Corp. (a)	25,761	2,167,015
	Holly Corp. (a)	31,250	1,533,437
	Marathon Oil Corp. (a)	60,877	2,782,079
	Murphy Oil Corp. (a)	28,446	1,885,970
	Newfield Exploration Co. (a)(b)	2,805	205,242
	Occidental Petroleum Corp.	3,095	299,225
	QEP Resources, Inc. (a)	19,230	781,507
	SM Energy Co. (a)	982	61,041
	Sunoco, Inc. (a)	43,491	1,846,193
	Valero Energy Corp. (a)	87,114	2,209,211
			41,257,177
	Paper & Forest Products 1.0%
	Domtar Corp. (a)	21,038	1,849,871
	MeadWestvaco Corp. (a)	56,995	1,631,767
			3,481,638
	Personal Products 0.5%
	Alberto-Culver Co.	732	27,267
	Herbalife, Ltd. (a)	25,511	1,666,634
			1,693,901
	Pharmaceuticals 4.4%
	Abbott Laboratories (a)	28,068	1,267,551
	Eli Lilly & Co. (a)	70,005	2,434,074
	Endo Pharmaceuticals Holdings, Inc. (a)(b)	45,052	1,496,627
	Forest Laboratories, Inc. (a)(b)	44,506	1,435,764
	Johnson & Johnson (a)	63,168	3,775,551
	Merck & Co., Inc. (a)	35,202	1,167,650
	Pfizer, Inc. (a)	110,094	2,005,913
	Warner Chilcott PLC Class A (a)	60,551	1,452,619
			15,035,749
	Professional Services 0.4%
	FTI Consulting, Inc. (a)(b)	36,211	1,320,615

	Real Estate Investment Trusts 1.5%
	Annaly Capital Management, Inc. (a)	105,886	1,887,948
	Duke Realty Corp. (a)	757	10,371
	Public Storage (a)	7,583	826,395
	Rayonier, Inc. (a)	31,873	1,887,200
	Simon Property Group, Inc.	5,346	542,352
			5,154,266
	Real Estate Management & Development 1.0%
	CB Richard Ellis Group, Inc. Class A (a)(b)	73,359	1,627,836
	Jones Lang LaSalle, Inc. (a)	19,953	1,768,634
			3,396,470
	Road & Rail 1.0%
	Hertz Global Holdings, Inc. (a)(b)	110,589	1,626,764
	J.B. Hunt Transport Services, Inc.	3,952	162,032
	Ryder System, Inc. (a)	30,143	1,449,276
			3,238,072
	Semiconductors & Semiconductor Equipment 4.7%
	Advanced Micro Devices, Inc. (a)(b)	41,250	322,988
	Analog Devices, Inc.	398	15,454
	Applied Materials, Inc. (a)	54,749	859,012
	Atheros Communications, Inc. (b)	571	25,461
	Cypress Semiconductor Corp. (a)(b)	43,743	947,036
	Fairchild Semiconductor International, Inc. (a)(b)	90,298	1,607,304
	Intel Corp. (a)	213,674	4,585,444
	Lam Research Corp. (a)(b)	32,655	1,629,158
	LSI Corp. (b)	116,818	723,103
	Marvell Technology Group, Ltd. (b)	31,760	603,758
	Maxim Integrated Products, Inc.	14,657	378,444
	Micron Technology, Inc. (a)(b)	210,924	2,223,139
	ON Semiconductor Corp. (b)	29,155	322,163
	Teradyne, Inc. (a)(b)	105,280	1,756,070
			15,998,534
	Software 4.7%
	Activision Blizzard, Inc. (a)	45,949	518,764
	Autodesk, Inc. (b)	5,899	239,971
	BMC Software, Inc. (a)(b)	16,916	806,893
	Intuit, Inc. (a)(b)	32,399	1,520,485
	McAfee, Inc. (b)	3,313	158,693
	MICROS Systems, Inc. (a)(b)	13,779	630,252
¤	Microsoft Corp. (a)	244,584	6,781,091
	Novell, Inc. (b)	5,887	35,440
	Oracle Corp. (a)	74,431	2,384,025
	Symantec Corp. (a)(b)	114,580	2,017,754
	Synopsys, Inc. (a)(b)	30,469	826,624
			15,919,992
	Specialty Retail 5.0%
	Advance Auto Parts, Inc. (a)	27,151	1,736,035
	Aeropostale, Inc. (a)(b)	49,541	1,194,929
	American Eagle Outfitters, Inc.	87,670	1,267,708
	AutoZone, Inc. (b)	1,955	495,651
	Best Buy Co., Inc.	18,577	631,618
	Chico's FAS, Inc.	42,887	468,326
	Foot Locker, Inc.	9,829	175,546
	GameStop Corp. Class A (a)(b)	16,561	348,940
	Gap, Inc. (The) (a)	71,315	1,374,240
	J. Crew Group, Inc. (b)	458	19,887
	Limited Brands, Inc. (a)	57,178	1,671,885
	Office Depot, Inc. (a)(b)	2,312	12,138
	PetSmart, Inc. (a)	43,663	1,756,999
	Ross Stores, Inc. (a)	28,266	1,842,943
	Signet Jewelers, Ltd. (a)(b)	15,275	648,882
	TJX Cos., Inc. (a)	34,385	1,629,505
	Williams-Sonoma, Inc. (a)	49,308	1,587,718
			16,862,950
	Textiles, Apparel & Luxury Goods 0.3%
	Coach, Inc.	2,014	108,938
	NIKE, Inc. Class B (a)	8,996	741,990
	VF Corp. (a)	742	61,378
			912,306
	Tobacco 1.1%
	Altria Group, Inc. (a)	38,796	912,094
	Philip Morris International, Inc. (a)	47,241	2,704,075
			3,616,169
	Trading Companies & Distributors 0.5%
	W.W. Grainger, Inc. (a)	13,485	1,772,873

	Wireless Telecommunication Services 2.5%
	Leap Wireless International, Inc. (b)	70,504	985,646
	MetroPCS Communications, Inc. (a)(b)	135,415	1,750,916
	NII Holdings, Inc. (a)(b)	41,804	1,754,932
	Sprint Nextel Corp. (a)(b)	328,253	1,483,704
	Telephone and Data Systems, Inc. (a)	45,669	1,632,667
	United States Cellular Corp. (a)(b)	20,975	1,022,321
			8,630,186
	Total Common Stocks (Cost $387,884,121)		451,281,273

	Exchange Traded Fund 1.3%(c)
	S&P 500 Index-SPDR Trust Series 1	33,165	4,267,341

	Total Exchange Traded Fund (Cost $4,283,137)		4,267,341

		Principal Amount	Value
	Short-Term Investment 0.0%‡
	Repurchase Agreement 0.0%‡
	State Street Bank and Trust Co. 0.01%, dated 1/31/11 due 2/1/11 Proceeds at Maturity $74,805 (Collateralized by a United States Treasury Note with a rate of 3.125% and a maturity date of 4/30/17, with a Principal Amount of $75,000 and a Market Value of $78,623)	$74,805	74,805

	Total Short-Term Investment (Cost $74,805)		74,805

	Total Investments, Before Investments Sold Short (Cost $392,242,063) (d)	134.6%	455,623,419

		Shares	Value
	Investments Sold Short (34.6%)
	Common Stocks Sold Short (34.6%)
	Aerospace & Defense (0.5%)
	Alliant Techsystems, Inc. (b)	(3,004)	(227,583)
	Spirit Aerosystems Holdings, Inc. Class A (b)	(54,774)	(1,293,762)
			(1,521,345)
	Air Freight & Logistics (0.0%)‡
	UTI Worldwide, Inc.	(4,265)	(93,403)

	Airlines (0.2%)
	Copa Holdings S.A. Class A	(9,926)	(558,337)

	Auto Components (0.3%)
	Gentex Corp.	(28,023)	(898,698)

	Automobiles (0.4%)
	Tesla Motors, Inc. (b)	(16,880)	(406,808)
	Thor Industries, Inc.	(26,441)	(982,548)
			(1,389,356)
	Beverages (0.3%)
	Central European Distribution Corp. (b)	(46,760)	(1,072,674)

	Biotechnology (2.1%)
	Alexion Pharmaceuticals, Inc. (b)	(11,398)	(955,380)
	Amylin Pharmaceuticals, Inc. (b)	(22,241)	(359,859)
	BioMarin Pharmaceuticals, Inc. (b)	(52,240)	(1,327,941)
	Dendreon Corp. (b)	(40,436)	(1,416,877)
	Human Genome Sciences, Inc. (b)	(60,502)	(1,467,779)
	Regeneron Pharmaceuticals, Inc. (b)	(9,371)	(315,615)
	Vertex Pharmaceuticals, Inc. (b)	(31,723)	(1,233,708)
			(7,077,159)
	Building Products (0.7%)
	Lennox International, Inc.	(20,085)	(986,977)
	USG Corp. (b)	(75,783)	(1,229,200)
			(2,216,177)
	Capital Markets (1.3%)
	BlackRock, Inc. Class A	(4,049)	(801,783)
	E*Trade Financial Corp. (b)	(74,781)	(1,238,373)
	Greenhill & Co., Inc.	(15,828)	(1,098,780)
	Jefferies Group, Inc.	(40,457)	(1,011,829)
	Lazard, Ltd. Class A	(8,347)	(348,237)
			(4,499,002)
	Chemicals (0.4%)
	Airgas, Inc.	(1,460)	(91,498)
	Intrepid Potash, Inc. (b)	(31,952)	(1,154,745)
			(1,246,243)
	Commercial Banks (2.3%)
	Associated Banc-Corp.	(64,771)	(905,499)
	BancorpSouth, Inc.	(85,953)	(1,344,305)
	CapitalSource, Inc.	(79,059)	(610,335)
	Comerica, Inc.	(5,993)	(228,933)
	First Horizon National Corp. (b)	(123,439)	(1,398,564)
	Marshall & Ilsley Corp.	(165,163)	(1,154,489)
	Regions Financial Corp.	(136,179)	(966,871)
	Synovus Financial Corp.	(311,163)	(821,470)
	Wilmington Trust Corp.	(59,026)	(258,534)
			(7,689,000)
	Communications Equipment (0.4%)
	Ciena Corp. (b)	(53,289)	(1,173,957)
	JDS Uniphase Corp. (b)	(1,501)	(25,472)
	Polycom, Inc. (b)	(5,424)	(237,842)
			(1,437,271)
	Computers & Peripherals (0.1%)
	NCR Corp. (b)	(23,868)	(391,435)

	Construction & Engineering (0.9%)
	Aecom Technology Corp. (b)	(47,928)	(1,402,852)
	Quanta Services, Inc. (b)	(75,708)	(1,796,551)
			(3,199,403)
	Construction Materials (0.8%)
	Eagle Materials, Inc.	(45,462)	(1,318,398)
	Vulcan Materials Co.	(35,031)	(1,490,919)
			(2,809,317)
	Consumer Finance (0.4%)
	SLM Corp. (b)	(88,521)	(1,275,588)

	Containers & Packaging (0.1%)
	Greif, Inc. Class A	(3,494)	(220,297)

	Distributors (0.2%)
	LKQ Corp. (b)	(26,209)	(633,209)

	Diversified Consumer Services (0.1%)
	Hillenbrand, Inc.	(4,695)	(101,459)
	Weight Watchers International, Inc.	(8,841)	(343,031)
			(444,490)
	Diversified Financial Services (0.3%)
	MSCI, Inc. Class A (b)	(26,255)	(898,709)

	Diversified Telecommunication Services (0.1%)
	Level 3 Communications, Inc. (b)	(263,566)	(324,186)

	Electrical Equipment (0.5%)
	Babcock & Wilcox Co. (b)	(54,596)	(1,596,933)

	Electronic Equipment & Instruments (1.6%)
	Arrow Electronics, Inc. (b)	(44,714)	(1,690,189)
	Avnet, Inc. (b)	(42,028)	(1,497,037)
	Dolby Laboratories, Inc. Class A (b)	(1,349)	(80,535)
	FLIR Systems, Inc. (b)	(5,673)	(176,090)
	Ingram Micro, Inc. Class A (b)	(82,198)	(1,622,589)
	Tech Data Corp. (b)	(9,707)	(455,356)
			(5,521,796)
	Energy Equipment & Services (0.0%)‡
	FMC Technologies, Inc. (b)	(319)	(29,986)

	Food Products (0.9%)
	Bunge, Ltd.	(21,835)	(1,486,308)
	Green Mountain Coffee Roasters, Inc. (b)	(46,905)	(1,575,070)
			(3,061,378)
	Gas Utilities (0.1%)
	National Fuel Gas Co.	(3,435)	(234,748)

	Health Care Equipment & Supplies (0.6%)
	Alere, Inc. (b)	(6,927)	(271,331)
	Boston Scientific Corp. (b)	(46,137)	(322,036)
	Edwards Lifesciences Corp. (b)	(12,113)	(1,021,005)
	Intuitive Surgical, Inc. (b)	(1,334)	(430,762)
			(2,045,134)
	Health Care Providers & Services (1.1%)
	Brookdale Senior Living, Inc. (b)	(60,232)	(1,316,069)
	Mednax, Inc. (b)	(9,618)	(636,231)
	Omnicare, Inc.	(12,572)	(325,866)
	Patterson Cos., Inc.	(7,348)	(242,925)
	Tenet Healthcare Corp. (b)	(53,682)	(356,985)
	VCA Antech, Inc. (b)	(39,348)	(901,856)
			(3,779,932)
	Health Care Technology (0.2%)
	Emdeon, Inc. Class A (b)	(36,377)	(534,378)

	Hotels, Restaurants & Leisure (0.3%)
	Choice Hotels International, Inc.	(23,812)	(903,189)
	Hyatt Hotels Corp. Class A (b)	(380)	(18,464)
	WMS Industries, Inc. (b)	(1,574)	(66,030)
			(987,683)
	Household Durables (2.4%)
	Fortune Brands, Inc.	(7,162)	(441,752)
	KB Home	(16,087)	(238,731)
	Lennar Corp. Class A	(85,507)	(1,655,416)
	M.D.C. Holdings, Inc.	(43,569)	(1,346,718)
	NVR, Inc. (b)	(2,157)	(1,650,105)
	Stanley Black & Decker, Inc.	(2,924)	(212,516)
	Tempur-Pedic International, Inc. (b)	(25,574)	(1,116,049)
	Toll Brothers, Inc. (b)	(77,956)	(1,577,830)
			(8,239,117)
	Independent Power Producers & Energy Traders (0.4%)
	Constellation Energy Group, Inc. (b)	(13,379)	(431,473)
	Ormat Technologies, Inc.	(32,521)	(1,000,346)
			(1,431,819)
	Industrial Conglomerates (0.1%)
	Carlisle Cos., Inc.	(4,232)	(159,589)

	Insurance (1.3%)
	American National Insurance Co.	(1,646)	(137,244)
	Erie Indemnity Co. Class A	(172)	(11,424)
	Genworth Financial, Inc. Class A (b)	(54,323)	(737,163)
	Markel Corp. (b)	(940)	(378,350)
	MBIA, Inc. (b)	(104,708)	(1,120,376)
	Old Republic International Corp.	(104,331)	(1,275,968)
	OneBeacon Insurance Group, Ltd. Class A	(18,987)	(261,071)
	Wesco Financial Corp.	(1,362)	(511,826)
			(4,433,422)
	Internet Software & Services (0.3%)
	Monster Worldwide, Inc. (b)	(67,515)	(1,124,125)

	IT Services (0.8%)
	Cognizant Technology Solutions Corp. (b)	(1,520)	(110,884)
	Genpact, Ltd. (b)	(85,205)	(1,289,152)
	Global Payments, Inc.	(15,870)	(749,699)
	Mastercard, Inc. Class A	(1,136)	(268,675)
	Visa, Inc. Class A	(5,077)	(354,628)
			(2,773,038)
	Life Sciences Tools & Services (0.2%)
	Techne Corp.	(11,509)	(793,546)

	Machinery (0.2%)
	Kennametal, Inc.	(4,676)	(189,846)
	Terex Corp. (b)	(13,198)	(428,011)
			(617,857)
	Marine (0.0%)‡
	Alexander & Baldwin, Inc.	(2,307)	(92,557)

	Media (1.3%)
	Central European Media Enterprises, Ltd. Class A (b)	(41,335)	(752,297)
	Discovery Communications, Inc. Class A (b)	(16,766)	(653,874)
	DreamWorks Animation SKG, Inc. Class A (b)	(41,189)	(1,156,175)
	Lamar Advertising Co. Class A (b)	(729)	(26,856)
	Liberty Media Corp. - Capital, Series A (b)	(3,245)	(213,067)
	Morningstar, Inc.	(24,061)	(1,285,339)
	Thomson Reuters Corp.	(9,819)	(392,858)
			(4,480,466)
	Metals & Mining (1.7%)
	AK Steel Holding Corp.	(83,006)	(1,319,796)
	Allegheny Technologies, Inc.	(25,590)	(1,668,212)
	Carpenter Technology Corp.	(6,786)	(279,244)
	Commercial Metals Co.	(6,629)	(110,837)
	Royal Gold, Inc.	(24,185)	(1,122,184)
	Schnitzer Steel Industries, Inc. Class A	(6,833)	(421,596)
	United States Steel Corp.	(15,772)	(909,571)
			(5,831,440)
	Multiline Retail (0.2%)
	Dollar General Corp. (b)	(1,949)	(54,202)
	J.C. Penney Co., Inc.	(21,236)	(681,038)
			(735,240)
	Oil, Gas & Consumable Fuels (1.8%)
	Cobalt International Energy, Inc. (b)	(109,647)	(1,485,717)
	Denbury Resources, Inc. (b)	(9,232)	(187,871)
	EQT Corp.	(3,425)	(165,051)
	EXCO Resources, Inc.	(26,164)	(525,373)
	Frontline, Ltd.	(17,141)	(444,466)
	PetroHawk Energy Corp. (b)	(49,465)	(991,773)
	Range Resources Corp.	(26,725)	(1,332,776)
	SandRidge Energy, Inc. (b)	(111,000)	(825,840)
	Teekay Corp.	(1,542)	(52,212)
	Ultra Petroleum Corp. (b)	(805)	(38,423)
			(6,049,502)
	Pharmaceuticals (0.1%)
	Perrigo Co.	(3,002)	(218,365)

	Professional Services (0.5%)
	Manpower, Inc.	(10,912)	(704,588)
	Towers Watson & Co. Class A	(20,308)	(1,107,395)
			(1,811,983)
	Real Estate Management & Development (0.5%)
	Forest City Enterprises, Inc. Class A (b)	(8,160)	(137,986)
	Howard Hughes Corp. (The) (b)	(7,936)	(399,022)
	St. Joe Co. (The) (b)	(40,211)	(1,102,183)
			(1,639,191)
	Semiconductors & Semiconductor Equipment (2.2%)
	Atmel Corp. (b)	(3,439)	(46,564)
	Cree, Inc. (b)	(25,988)	(1,312,134)
	Integrated Device Technology, Inc. (b)	(171)	(1,091)
	International Rectifier Corp. (b)	(23,066)	(738,804)
	MEMC Electronic Materials, Inc. (b)	(114,442)	(1,269,162)
	NVIDIA Corp. (b)	(59,085)	(1,413,313)
	SunPower Corp. Class A (b)	(57,168)	(768,338)
	Varian Semiconductor Equipment Associates, Inc. (b)	(38,850)	(1,726,882)
			(7,276,288)
	Software (0.0%)‡
	Informatica Corp. (b)	(2,847)	(132,101)

	Specialty Retail (1.4%)
	Aaron's, Inc. (b)	(62,635)	(1,201,966)
	CarMax, Inc. (b)	(44,218)	(1,443,718)
	Tiffany & Co.	(10,802)	(627,920)
	Urban Outfitters, Inc. (b)	(42,830)	(1,448,510)
			(4,722,114)
	Textiles, Apparel & Luxury Goods (0.4%)
	Hanesbrands, Inc. (b)	(17,686)	(407,132)
	Phillips-Van Heusen Corp.	(16,703)	(974,954)
			(1,382,086)
	Thrifts & Mortgage Finance (1.3%)
	Capitol Federal Financial, Inc.	(64,330)	(784,183)
	First Niagara Financial Group, Inc.	(70,164)	(973,876)
	People's United Financial, Inc.	(105,035)	(1,356,002)
	TFS Financial Corp.	(132,286)	(1,289,789)
	Washington Federal, Inc.	(3,467)	(59,944)
			(4,463,794)
	Wireless Telecommunication Services (0.3%)
	Clearwire Corp. Class A (b)	(207,692)	(1,098,691)

	Total Common Stocks Sold Short (Proceeds $104,421,254)		(117,193,598)

	Total Investments Sold Short (Proceeds $104,421,254)	(34.6)%	(117,193,598)

	Total Investments, Net of Investments Sold Short (Cost $287,820,809)	100.0	338,429,821

	Other Assets, Less Liabilities	0.0 ‡	122,093

	Net Assets	100.0%	$338,551,914

¤	Among the Fund's 10 largest holdings, as of January 31, 2011, excluding short-term investment. May be subject to change daily.
†††
On a daily basis New York Life Investments confirms that the value of the Fund's liquid assets (liquid portfolio securities and cash) is sufficient to cover its potential senior securities (e.g., futures, swaps, options).

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Security, or a portion thereof, is maintained in a segregated account at the Fund's custodian as collateral for securities sold short.
(b)	Non-income producing security.
(c)	Exchange Traded Fund - An investment vehicle that represents a basket of securities that is traded on an exchange.
(d)	At January 31, 2011, cost is $399,118,240 for federal income tax purposes and net unrealized appreciation is as follows:
Gross unrealized appreciation	$67,408,074
Gross unrealized depreciation	(10,902,895)
Net unrealized appreciation	$56,505,179

The following is a summary of the fair valuations according to the inputs used as of January 31, 2011, for valuing the Fund's assets and liabilities.

Asset Valuation Inputs
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$451,281,273	$—	$—	$451,281,273
Exchange Traded Fund	4,267,341	—	—	4,267,341
Short-Term Investment
Repurchase Agreement	—	74,805	—	74,805
Total Investments in Securities	$455,548,614	$74,805	$—	$455,623,419

(a)  For a complete listing of investments and their industries, see the Portfolio of Investments.

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments Sold Short (a)
Common Stocks Sold Short	$(117,193,598)	$—	$—	$(117,193,598)
Total Investments Sold Short	$(117,193,598)	$—	$—	$(117,193,598)

(a)  For a complete listing of investments and their industries, see the Portfolio of Investments.

For the period ended January 31, 2011, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

At January 31, 2011, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay 130/30 Growth Fund
Portfolio of Investments ††† January 31, 2011 unaudited

		Shares	Value
	Common Stocks 117.9%†
	Aerospace & Defense 4.8%
	Curtiss-Wright Corp.	1,175	$40,773
	Goodrich Corp.	644	58,359
	Precision Castparts Corp. (a)	859	122,828
¤	United Technologies Corp.	2,069	168,210
			390,170
	Airlines 0.7%
	Delta Air Lines, Inc. (a)(b)	5,172	60,357

	Auto Components 0.5%
	TRW Automotive Holdings Corp. (b)	707	42,180

	Beverages 2.2%
¤	PepsiCo., Inc. (a)	2,827	181,804

	Biotechnology 2.9%
	Alexion Pharmaceuticals, Inc. (a)(b)	708	59,345
	Celgene Corp. (a)(b)	1,452	74,821
	Gilead Sciences, Inc. (a)(b)	2,714	104,163
			238,329
	Building Products 0.5%
	Simpson Manufacturing Co., Inc.	1,404	41,769

	Capital Markets 5.4%
	Affiliated Managers Group, Inc. (a)(b)	761	77,492
	Ameriprise Financial, Inc.	1,342	82,734
	BlackRock, Inc.	415	82,178
	Goldman Sachs Group, Inc. (The)	448	73,302
	Morgan Stanley	1,987	58,418
	TD Ameritrade Holding Corp.	3,092	63,139
			437,263
	Chemicals 4.2%
	CF Industries Holdings, Inc.	295	39,837
	Ecolab, Inc.	1,214	60,324
	Mosaic Co. (The)	549	44,491
	Praxair, Inc. (a)	1,190	110,717
	Sigma-Aldrich Corp.	1,321	84,082
			339,451
	Commercial Banks 0.7%
	PNC Financial Services Group, Inc.	1,009	60,540

	Communications Equipment 3.7%
	Juniper Networks, Inc. (a)(b)	2,398	89,014
¤	QUALCOMM, Inc. (a)	3,986	215,762
			304,776
	Computers & Peripherals 8.0%
¤	Apple, Inc. (a)(b)	1,321	448,242
	EMC Corp. (a)(b)	5,405	134,530
	NetApp, Inc. (a)(b)	1,207	66,059
			648,831
	Construction & Engineering 1.3%
	Fluor Corp. (a)	1,470	101,709

	Consumer Finance 1.7%
	American Express Co. (a)	2,292	99,427
	Capital One Financial Corp.	810	39,010
			138,437
	Diversified Consumer Services 0.4%
	DeVry, Inc.	677	35,278

	Diversified Financial Services 2.0%
	CME Group, Inc. (a)	269	83,003
	JPMorgan Chase & Co.	1,857	83,453
			166,456
	Electrical Equipment 2.3%
	Cooper Industries PLC	1,332	81,598
	Emerson Electric Co. (a)	1,775	104,512
			186,110
	Electronic Equipment & Instruments 1.1%
	Amphenol Corp. Class A (a)	1,586	87,769

	Energy Equipment & Services 6.1%
	Cameron International Corp. (b)	1,648	87,838
	Dresser-Rand Group, Inc. (a)(b)	1,402	64,394
	Halliburton Co.	2,505	112,725
¤	Schlumberger, Ltd. (a)	2,589	230,395
			495,352
	Food & Staples Retailing 0.6%
	Wal-Mart Stores, Inc. (a)	828	46,426

	Health Care Equipment & Supplies 0.7%
	Covidien PLC	1,260	59,812

	Health Care Providers & Services 3.2%
	AmerisourceBergen Corp. (a)	2,301	82,514
	Express Scripts, Inc. (a)(b)	2,147	120,940
	HEALTHSOUTH Corp. (b)	2,630	59,491
			262,945
	Health Care Technology 0.7%
	Cerner Corp. (b)	601	59,409

	Hotels, Restaurants & Leisure 3.9%
	Carnival Corp.	1,107	49,494
	Las Vegas Sands Corp. (b)	1,411	65,597
	McDonald's Corp. (a)	622	45,823
	Starbucks Corp. (a)	2,375	74,884
	Starwood Hotels & Resorts Worldwide, Inc. (a)	1,346	79,374
			315,172
	Household Products 2.1%
	Colgate-Palmolive Co.	1,050	80,608
	Procter & Gamble Co. (The)	1,475	93,117
			173,725
	Internet & Catalog Retail 2.3%
	Amazon.com, Inc. (a)(b)	658	111,623
	Priceline.com, Inc. (a)(b)	178	76,277
			187,900
	Internet Software & Services 4.8%
	Akamai Technologies, Inc. (a)(b)	876	42,328
	Baidu, Inc., Sponsored ADR (a)(b)(c)	496	53,881
¤	Google, Inc. Class A (a)(b)	494	296,578
			392,787
	IT Services 4.2%
	Cognizant Technology Solutions Corp. Class A (a)(b)	2,088	152,320
	International Business Machines Corp. (a)	663	107,406
	MasterCard, Inc. Class A	150	35,476
	Visa, Inc. Class A	701	48,965
			344,167
	Life Sciences Tools & Services 2.2%
	Agilent Technologies, Inc. (a)(b)	2,253	94,243
	Thermo Fisher Scientific, Inc. (b)	1,409	80,693
			174,936
	Machinery 5.9%
	Cummins, Inc. (a)	692	73,269
	Danaher Corp. (a)	3,119	143,661
	Deere & Co. (a)	1,119	101,717
	Flowserve Corp.	712	88,993
	Ingersoll-Rand PLC	1,491	70,375
			478,015
	Media 1.4%
	Scripps Networks Interactive Class A	1,690	78,585
	Sirius XM Radio, Inc. (b)	21,347	34,475
			113,060
	Metals & Mining 1.7%
	Freeport-McMoRan Copper & Gold, Inc. (a)	854	92,873
	Newmont Mining Corp.	843	46,424
			139,297
	Multiline Retail 2.4%
	Macy's, Inc.	3,674	85,053
	Target Corp. (a)	2,019	110,702
			195,755
	Oil, Gas & Consumable Fuels 8.2%
	Apache Corp.	758	90,475
	EOG Resources, Inc. (a)	800	85,112
¤	ExxonMobil Corp. (a)	3,893	314,087
	Occidental Petroleum Corp.	1,000	96,680
	Southwestern Energy Co. (a)(b)	1,977	78,092
			664,446
	Personal Products 0.8%
	Estee Lauder Cos., Inc. (The) Class A (a)	797	64,159

	Pharmaceuticals 3.5%
	Abbott Laboratories (a)	1,736	78,398
	Allergan, Inc.	818	57,759
	Hospira, Inc. (a)(b)	1,447	79,918
	Shire PLC, Sponsored ADR (a)(c)	875	69,396
			285,471
	Road & Rail 1.4%
	Union Pacific Corp. (a)	1,179	111,569

	Semiconductors & Semiconductor Equipment 3.6%
	Broadcom Corp. Class A (a)	1,748	78,817
	Lam Research Corp. (b)	970	48,393
	Marvell Technology Group, Ltd. (b)	4,121	78,340
	Texas Instruments, Inc. (a)	2,571	87,183
			292,733
	Software 8.7%
	Autodesk, Inc. (b)	2,164	88,032
	Citrix Systems, Inc. (b)	977	61,727
	Intuit, Inc. (a)(b)	1,527	71,662
¤	Microsoft Corp. (a)	5,985	165,934
¤	Oracle Corp. (a)	8,344	267,258
	Salesforce.com, Inc. (b)	446	57,596
			712,209
	Specialty Retail 2.8%
	Home Depot, Inc. (The)	2,716	99,867
	Lowe's Cos., Inc.	2,345	58,156
	O'Reilly Automotive, Inc. (a)(b)	1,266	71,947
			229,970
	Textiles, Apparel & Luxury Goods 2.1%
	Coach, Inc.	1,527	82,596
	NIKE, Inc. Class B (a)	1,096	90,398
			172,994
	Thrifts & Mortgage Finance 0.5%
	Brookline Bancorp, Inc.	3,865	41,858

	Wireless Telecommunication Services 1.7%
	American Tower Corp. Class A (a)(b)	2,117	107,671
	Crown Castle International Corp. (b)	700	29,519
			137,190
	Total Common Stocks (Cost $8,376,516)		9,612,586

	Exchange Traded Funds 4.3% (d)
	iShares Russell 1000 Growth Index Fund	916	53,723
¤	S&P 500 Index-SPDR Trust Series 1	2,323	298,901

	Total Exchange Traded Funds (Cost $354,413)		352,624

		Principal Amount	Value
	Short-Term Investment 1.5%
	Repurchase Agreement 1.5%
	State Street Bank and Trust Co. 0.01%, dated 1/31/11 due 2/1/11 Proceeds at Maturity $118,820 (Collateralized by a United States Treasury Note with a rate of 1.375% and a maturity date of 5/15/13, with a Principal Amount of $120,000 and a Market Value of $122,268)	$118,820	118,820

	Total Short-Term Investment (Cost $118,820)		118,820

	Total Investments, Before Investments Sold Short (Cost $8,849,749) (e)	123.7%	10,084,030

	Investments Sold Short (23.2%)
		Shares	Value
	Common Stocks Sold Short (23.2%)
	Aerospace & Defense (0.3%)
	Lockheed Martin Corp.	(334)	(26,586)

	Auto Components (0.4%)
	Magna International, Inc.	(424)	(24,749)
	Modine Manufacturing Co. (b)	(584)	(9,636)
			(34,385)
	Automobiles (0.6%)
	Harley-Davidson, Inc.	(445)	(17,644)
	Honda Motor Co., Ltd., Sponsored ADR (c)	(652)	(28,388)
			(46,032)
	Beverages (0.3%)
	Coca-Cola Enterprises, Inc.	(816)	(20,531)

	Biotechnology (0.2%)
	Amgen, Inc. (b)	(359)	(19,774)

	Capital Markets (0.4%)
	Ares Capital Corp.	(887)	(14,893)
	Janus Capital Group, Inc.	(1,286)	(16,602)
			(31,495)
	Chemicals (0.5%)
	FMC Corp.	(235)	(17,874)
	WR Grace & Co. (b)	(601)	(21,330)
			(39,204)
	Commercial Services & Supplies (0.2%)
	Pitney Bowes, Inc.	(808)	(19,618)

	Communications Equipment (0.5%)
	Harris Corp.	(343)	(15,963)
	Research In Motion, Ltd. (b)	(401)	(23,703)
			(39,666)
	Construction & Engineering (0.5%)
	Jacobs Engineering Group, Inc. (b)	(337)	(17,312)
	URS Corp. (b)	(552)	(24,536)
			(41,848)
	Containers & Packaging (0.3%)
	Rock-Tenn Co. Class A	(320)	(21,360)

	Diversified Financial Services (0.2%)
	MSCI, Inc. Class A (b)	(408)	(13,966)

	Diversified Telecommunication Services (0.4%)
	AT&T, Inc.	(1,278)	(35,171)

	Electric Utilities (0.3%)
	N.V. Energy, Inc.	(1,583)	(22,748)

	Electrical Equipment (0.7%)
	EnerSys (b)	(934)	(30,654)
	Regal-Beloit Corp.	(399)	(26,629)
			(57,283)
	Electronic Equipment & Instruments (0.4%)
	AVX Corp.	(1,242)	(19,474)
	Flextronics International, Ltd. (b)	(1,901)	(15,189)
			(34,663)
	Energy Equipment & Services (0.4%)
	McDermott International, Inc. (b)	(798)	(16,582)
	Superior Energy Services, Inc. (b)	(459)	(16,120)
			(32,702)
	Food & Staples Retailing (0.2%)
	Kroger Co. (The)	(762)	(16,307)

	Food Products (0.2%)
	Mead Johnson Nutrition Co.	(254)	(14,724)

	Health Care Equipment & Supplies (1.1%)
	Alere, Inc. (b)	(450)	(17,627)
	C.R. Bard, Inc.	(179)	(16,889)
	Edwards Lifesciences Corp. (b)	(201)	(16,942)
	Kinetic Concepts, Inc. (b)	(456)	(21,035)
	St. Jude Medical, Inc. (b)	(512)	(20,736)
			(93,229)
	Health Care Providers & Services (0.9%)
	CIGNA Corp.	(650)	(27,313)
	McKesson Corp.	(323)	(24,280)
	Universal Health Services, Inc. Class B	(543)	(22,860)
			(74,453)
	Health Care Technology (0.5%)
	Emdeon, Inc. Class A (b)	(1,130)	(16,600)
	SXC Health Solutions Corp. (b)	(428)	(20,591)
			(37,191)
	Hotels, Restaurants & Leisure (0.4%)
	Choice Hotels International, Inc.	(454)	(17,220)
	Darden Restaurants, Inc.	(393)	(18,514)
			(35,734)
	Household Durables (0.4%)
	Toll Brothers, Inc. (b)	(800)	(16,192)
	Tupperware Brands Corp.	(384)	(17,568)
			(33,760)
	Industrial Conglomerates (0.4%)
	Koninklijke Philips Electronics N.V.	(941)	(29,387)

	Insurance (2.0%)
	Allstate Corp. (The)	(804)	(25,037)
	Brown & Brown, Inc.	(972)	(24,067)
	MetLife, Inc.	(617)	(28,240)
	PartnerRe, Ltd.	(254)	(20,797)
	Progressive Corp. (The)	(1,240)	(24,564)
	Prudential Financial, Inc.	(272)	(16,731)
	Validus Holdings, Ltd.	(867)	(26,357)
			(165,793)
	IT Services (0.3%)
	Broadridge Financial Solutions, Inc.	(891)	(20,395)

	Life Sciences Tools & Services (0.4%)
	Bruker Corp. (b)	(914)	(15,995)
	Life Technologies Corp. (b)	(294)	(15,961)
			(31,956)
	Machinery (2.0%)
	Caterpillar, Inc.	(284)	(27,551)
	CNH Global N.V. (b)	(496)	(24,021)
	Commercial Vehicle Group, Inc. (b)	(437)	(7,053)
	Dover Corp.	(328)	(21,025)
	Gardner Denver, Inc.	(270)	(19,478)
	Manitowoc Co., Inc. (The)	(1,591)	(21,367)
	Terex Corp. (b)	(658)	(21,339)
	WABCO Holdings, Inc. (b)	(354)	(20,674)
			(162,508)
	Media (0.6%)
	Discovery Communications, Inc. Class A (b)	(348)	(13,572)
	Morningstar, Inc.	(290)	(15,492)
	Thomson Reuters Corp.	(403)	(16,124)
			(45,188)
	Metals & Mining (0.7%)
	Allegheny Technologies, Inc.	(275)	(17,927)
	Compass Minerals International, Inc.	(212)	(19,477)
	Nucor Corp.	(387)	(17,767)
			(55,171)
	Multiline Retail (0.2%)
	J.C. Penney Co., Inc.	(536)	(17,189)

	Oil, Gas & Consumable Fuels (0.3%)
	Royal Dutch Shell PLC, ADR (c)	(344)	(24,276)

	Pharmaceuticals (0.4%)
	Johnson & Johnson	(497)	(29,706)

	Professional Services (0.2%)
	Verisk Analytics, Inc. Class A (b)	(484)	(16,374)

	Real Estate Investment Trusts (0.7%)
	Equity Residential	(378)	(20,484)
	General Growth Properties, Inc. (b)	(1,472)	(21,800)
	UDR, Inc.	(792)	(18,596)
			(60,880)
	Real Estate Management & Development (0.2%)
	St. Joe Co. (The) (b)	(607)	(16,638)

	Road & Rail (0.3%)
	J.B. Hunt Transport Services, Inc.	(570)	(23,370)

	Semiconductors & Semiconductor Equipment (1.5%)
	Analog Devices, Inc.	(746)	(28,967)
	Avago Technologies, Ltd.	(664)	(19,063)
	Cypress Semiconductor Corp. (b)	(845)	(18,294)
	First Solar, Inc. (b)	(114)	(17,622)
	Hittite Microwave Corp. (b)	(207)	(12,375)
	Xilinx, Inc.	(858)	(27,628)
			(123,949)
	Software (1.3%)
	Activision Blizzard, Inc.	(1,662)	(18,764)
	Compuware Corp. (b)	(2,815)	(30,177)
	MICROS Systems, Inc. (b)	(417)	(19,073)
	SAP A.G., Sponsored ADR (c)	(689)	(39,893)
			(107,907)
	Specialty Retail (0.6%)
	Gap, Inc. (The)	(892)	(17,189)
	Limited Brands, Inc.	(619)	(18,100)
	Urban Outfitters, Inc. (b)	(403)	(13,629)
			(48,918)
	Textiles, Apparel & Luxury Goods (0.4%)
	Hanesbrands, Inc. (b)	(667)	(15,355)
	Under Armour, Inc. Class A (b)	(312)	(18,676)
			(34,031)
	Wireless Telecommunication Services (0.4%)
	Sprint Nextel Corp. (b)	(3,828)	(17,303)
	Vodafone Group PLC, Sponsored ADR (c)	(625)	(17,725)
			(35,028)
	Total Investments Sold Short (Proceeds $1,745,724)	(23.2)%	(1,891,094)

	Total Investments, Net of Investments Sold Short (Cost $7,104,025)	100.5	8,192,936

	Other Assets, Less Liabilities	(0.5)	(40,779)

	Net Assets	100.0%	$8,152,157

¤	Among the Fund's 10 largest holdings, as of January 31, 2011, excluding short-term investment. May be subject to change daily.
†††
On a daily basis New York Life Investments confirms that the value of the Fund's liquid assets (liquid portfolio securities and cash) is sufficient to cover its potential senior securities (e.g., futures, swaps, options).

†	Percentages indicated are based on Fund net assets.
(a)	Security, or a portion thereof, is maintained in a segregated account at the Fund's custodian as collateral for securities sold short.
(b)	Non-income producing security.
(c)	ADR - American Depositary Receipt.
(d)	Exchange Traded Fund - An investment vehicle that represents a basket of securities that is traded on an exchange.
(e)	At January 31, 2011, cost is $9,021,670 for federal income tax purposes and net unrealized appreciation is as follows:
Gross unrealized appreciation	$1,310,175
Gross unrealized depreciation	(247,815)
Net unrealized appreciation	$1,062,360

The following is a summary of the fair valuations according to the inputs used as of January 31, 2011, for valuing the Fund's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$9,612,586	$—	$—	$9,612,586
Exchange Traded Funds	352,624	—	—	352,624
Short-Term Investment
Repurchase Agreement	—	118,820	—	118,820
Total Investments in Securities	$9,965,210	$118,820	$—	$10,084,030
(a)  For a complete listing of investments and their industries, see the Portfolio of Investments.

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities Sold Short (a)
Common Stocks Sold Short	$(1,891,094)	$—	$—	$(1,891,094)
Total Investments in Securities Sold Short	$(1,891,094)	$—	$—	$(1,891,094)
(a)  For a complete listing of investments and their industries, see the Portfolio of Investments.

For the period ended January 31, 2011, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

At January 31, 2011, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay 130/30 International Fund
Portfolio of Investments ††† January 31, 2011 unaudited

		Shares	Value
	Common Stocks 131.4%†
	Australia 14.4%
	Ausdrill, Ltd. (Metals & Mining)	102,099	$296,083
	Australia & New Zealand Banking Group, Ltd. (Commercial Banks) (a)	68,184	1,608,347
	Beach Petroleum, Ltd. (Oil, Gas & Consumable Fuels)	296,806	233,668
	BGP Holdings PLC (Diversified Financial Services) (b)(c)	106,339	11
	BHP Billiton, Ltd. (Metals & Mining) (a)	39,549	1,744,006
	Caltex Australia, Ltd. (Oil, Gas & Consumable Fuels) (a)	65,033	871,028
	Challenger, Ltd. (Diversified Financial Services) (a)	57,539	262,619
	Commonwealth Bank of Australia (Commercial Banks) (a)	14,271	746,074
	CSL, Ltd. (Biotechnology) (a)	31,352	1,162,583
	Emeco Holdings, Ltd. (Trading Companies & Distributors)	294,077	320,903
	Fleetwood Corp., Ltd. (Automobiles)	7,873	109,057
	G.U.D Holdings, Ltd. (Household Durables)	3,112	31,788
	Goodman Fielder, Ltd. (Food Products) (a)	507,021	636,642
	Grange Resources, Ltd. (Metals & Mining) (d)	140,092	110,291
	Industrea, Ltd. (Machinery)	46,337	60,723
	Kingsgate Consolidated, Ltd. (Metals & Mining)	73,934	685,951
	Macquarie Airports (Transportation Infrastructure) (a)	138,725	413,357
	Metcash, Ltd. (Food & Staples Retailing) (a)	53,812	225,231
	Mount Gibson Iron, Ltd. (Metals & Mining) (d)	365,854	769,289
	New Hope Corp, Ltd. (Oil, Gas & Consumable Fuels) (a)	58,295	284,660
	NRW Holdings, Ltd. (Construction & Engineering)	21,141	50,985
	Origin Energy, Ltd. (Oil, Gas & Consumable Fuels) (a)	65,548	1,073,238
	OZ Minerals, Ltd. (Metals & Mining) (a)	568,305	923,141
	Panoramic Resources, Ltd. (Metals & Mining)	106,849	249,164
	Resolute Mining, Ltd. (Metals & Mining) (d)	162,841	212,586
	Rio Tinto, Ltd. (Metals & Mining) (a)	9,077	760,290
	Seven Group Holdings, Ltd. (Trading Companies & Distributors)	19,224	172,419
	St Barbara, Ltd. (Metals & Mining) (a)(d)	211,733	392,465
	Stockland (Real Estate Investment Trusts) (a)	73,071	262,148
	Suncorp-Metway, Ltd. (Insurance) (a)	49,736	427,245
	Telstra Corp, Ltd. (Diversified Telecommunication Services) (a)	388,037	1,082,755
	Western Areas NL (Metals & Mining)	46,297	297,585
	Westfield Group (Real Estate Investment Trusts) (a)	112,977	1,107,858
	Westfield Retail Trust (Real Estate Investment Trusts) (d)	33,886	89,488
	Westpac Banking Corp. (Commercial Banks) (a)	64,578	1,479,526
	Woolworths, Ltd. (Food & Staples Retailing) (a)	6,543	174,095
			19,327,299
	Austria 0.7%
	Andritz A.G. (Machinery)	2,545	217,118
	Kapsch TrafficCom A.G. (Electronic Equipment & Instruments)	8	754
	OMV A.G. (Oil, Gas & Consumable Fuels) (a)	2,178	96,617
	Schoeller-Bleckmann Oilfield Equipment A.G. (Energy Equipment & Services)	3,506	288,014
	Semperit A.G. Holding (Machinery)	3,787	182,874
	Strabag SE (Construction & Engineering)	2,333	67,718
	Voestalpine A.G. (Metals & Mining)	954	42,810
			895,905
	Belgium 2.0%
	AGFA-Gevaert N.V. (Health Care Technology) (d)	42,480	189,025
	Barco N.V. (Electronic Equipment & Instruments) (d)	964	67,300
	Bekaert S.A. (Electrical Equipment)	8,331	834,720
	D'ieteren S.A. (Distributors)	12,669	760,612
	Delhaize Group (Food & Staples Retailing)	6,723	530,564
	Omega Pharma S.A. (Health Care Equipment & Supplies)	5,505	282,644
			2,664,865
	Bermuda 2.3%
	China Green Holdings Ltd/Bermuda (Food Products)	54,000	52,915
	Giordano International, Ltd. (Specialty Retail)	658,000	390,750
	GuocoLeisure, Ltd. (Hotels, Restaurants & Leisure)	183,000	99,418
	Jardine Matheson Holdings, Ltd. (Industrial Conglomerates) (a)	6,400	298,368
	Johnson Electric Holdings, Ltd. (Electrical Equipment) (a)	1,007,000	716,827
	Luk Fook Holdings International, Ltd. (Specialty Retail)	172,000	533,870
	SmarTone Telecommunications Holding, Ltd. (Wireless Telecommunication Services)	159,500	440,859
	Texwinca Holdings, Ltd. (Textiles, Apparel & Luxury Goods) (a)	12,000	13,021
	TPV Technology, Ltd. (Computers & Peripherals) (a)	394,000	245,598
	VTech Holdings, Ltd. (Communications Equipment)	8,800	97,857
	Yue Yuen Industrial Holdings, Ltd. (Textiles, Apparel & Luxury Goods) (a)	73,500	254,061
			3,143,544
	Cayman Islands 2.0%
	AAC Acoustic Technologies Holdings, Inc. (Communications Equipment)	80,000	217,016
	AMVIG Holdings, Ltd. (Containers & Packaging)	118,000	88,538
	Bosideng International Holdings, Ltd. (Textiles, Apparel & Luxury Goods)	832,000	258,244
	Chaoda Modern Agriculture Holdings, Ltd. (Food Products) (a)	560,000	397,915
	EVA Precision Industrial Holdings, Ltd. (Machinery)	304,000	263,190
	Fufeng Group, Ltd. (Chemicals)	358,000	287,442
	Hutchison Telecommunications Hong Kong Holdings, Ltd. (Diversified Telecommunication Services)	90,000	30,475
	Kingboard Chemical Holdings, Ltd. (Electronic Equipment & Instruments) (a)	41,000	233,222
	Kingboard Laminates Holdings, Ltd. (Electronic Equipment & Instruments)	473,500	467,630
	Lonking Holdings, Ltd. (Machinery)	202,000	117,625
	Polytec Asset Holdings, Ltd. (Real Estate Management & Development)	1,065,000	180,308
	Silver base Group Holdings, Ltd. (Distributors)	202,000	146,124
			2,687,729
	Cyprus 0.8%
	ProSafe SE (Energy Equipment & Services)	53,434	397,928
	Songa Offshore SE (Energy Equipment & Services) (d)	129,014	710,366
			1,108,294
	Denmark 1.4%
	H Lundbeck A/S (Pharmaceuticals) (a)	14,755	306,238
	Novo-Nordisk A/S Class B (Pharmaceuticals) (a)	12,399	1,397,151
	Royal UNIBREW A/S (Beverages) (d)	2,603	165,661
			1,869,050
	Finland 3.1%
	Cargotec Oyj (Machinery) (a)	7,279	339,842
	Huhtamaki OYJ (Containers & Packaging)	4,049	58,652
	Kemira OYJ (Chemicals)	26,493	412,786
	Kesko Oyj (Food & Staples Retailing) (a)	5,620	270,543
	Konecranes Oyj (Machinery) (a)	3,296	138,450
	Metso Oyj (Machinery) (a)	19,266	1,028,217
	Nokia Oyj (Communications Equipment) (a)	131,245	1,405,208
	Stora Enso Oyj (Paper & Forest Products) (a)	43,384	516,179
			4,169,877
	France 11.2%
	Arkema S.A. (Chemicals) (a)	2,950	205,140
	AXA S.A. (Insurance) (a)	60,691	1,284,650
¤	BNP Paribas S.A. (Commercial Banks) (a)	25,099	1,876,291
	Christian Dior S.A. (Textiles, Apparel & Luxury Goods) (a)	2,310	317,381
	Credit Agricole S.A. (Commercial Banks) (a)	73,380	1,084,052
	Derichebourg S.A. (Commercial Services & Supplies) (d)	59,445	502,252
	Havas S.A. (Media)	27,310	143,322
	Nexity S.A (Household Durables)	1,129	52,108
	Plastic Omnium S.A. (Auto Components)	2,574	201,795
	Rallye S.A. (Food & Staples Retailing)	9,942	449,607
	Renault S.A. (Automobiles) (a)(d)	5,030	329,087
	Rhodia S.A. (Chemicals)	3,653	108,933
¤	Sanofi-Aventis (Pharmaceuticals) (a)	25,731	1,757,077
	Schneider Electric S.A. (Electrical Equipment) (a)	3,970	619,107
	SEB S.A. (Household Durables)	5,122	509,128
	Societe Generale (Commercial Banks) (a)	24,052	1,555,322
	Teleperformance (Professional Services)	3,283	118,329
	Total S.A. (Oil, Gas & Consumable Fuels) (a)	26,677	1,560,158
	UbiSoft Entertainment S.A. (Software) (d)	4,150	48,700
	Valeo S.A. (Auto Components) (d)	12,054	705,535
	Vivendi S.A. (Media) (a)	45,753	1,311,426
	Zodiac Aerospace (Aerospace & Defense)	3,044	226,222
			14,965,622
	Germany 10.1%
	Aareal Bank A.G. (Thrifts & Mortgage Finance) (d)	4,423	136,557
¤	Allianz SE (Insurance) (a)	12,902	1,792,092
	Aurubis A.G. (Metals & Mining)	13,248	745,765
	BASF A.G. (Chemicals) (a)	22,461	1,727,675
	Bayerische Motoren Werke A.G. (Automobiles) (a)	16,462	1,263,984
	Bechtle A.G. (IT Services)	1,180	49,252
	Bertrandt A.G. (Professional Services)	7,999	578,366
	Bilfinger Berger A.G. (Construction & Engineering)	6,184	546,364
	Daimler A.G. (Automobiles) (a)(d)	4,474	327,228
	Deutsche Lufthansa A.G. (Airlines) (d)	9,643	202,596
	Indus Holding A.G. (Industrial Conglomerates)	4,475	134,058
	Infineon Technologies A.G. (Semiconductors & Semiconductor Equipment) (a)(d)	74,272	785,145
	Kloeckner & Co. SE (Trading Companies & Distributors) (d)	7,507	240,150
	Lanxess A.G. (Chemicals) (a)	11,069	804,586
	Leoni A.G. (Auto Components) (d)	8,235	353,301
	Pfeiffer Vacuum Technology A.G. (Machinery)	2,930	338,379
	QSC A.G. (Diversified Telecommunication Services) (d)	43,032	192,188
	Siemens A.G. (Industrial Conglomerates) (a)	3,085	395,477
	Sixt A.G. (Road & Rail)	3,138	141,609
	SMA Solar Technology A.G. (Semiconductors & Semiconductor Equipment) (a)	1,876	187,066
	Solarworld A.G. (Semiconductors & Semiconductor Equipment)	75,398	743,987
	Stada Arzneimittel A.G. (Pharmaceuticals)	9,037	336,422
	Suedzucker A.G. (Food Products)	14,401	384,188
	Tognum A.G. (Electrical Equipment) (a)	6,614	166,985
	Volkswagen A.G. (Automobiles) (a)	6,776	1,029,787
			13,603,207
	Greece 0.8%
	OPAP S.A. (Hotels, Restaurants & Leisure) (a)	39,943	804,460
	Public Power Corp. S.A. (Electric Utilities) (a)	16,575	271,189
			1,075,649
	Hong Kong 3.0%
	Cathay Pacific Airways, Ltd. (Airlines) (a)	159,000	401,749
	China Mobile, Ltd. (Wireless Telecommunication Services) (a)	4,000	39,324
	China Pharmaceutical Group, Ltd. (Pharmaceuticals)	764,000	422,340
	CNOOC, Ltd. (Oil, Gas & Consumable Fuels) (a)	321,000	708,974
	Dah Chong Hong Holdings, Ltd. (Distributors) (a)	760,000	720,361
	Emperor Watch & Jewellery, Ltd. (Specialty Retail)	3,850,000	562,934
	HongKong Electric Holdings (Electric Utilities) (a)	67,500	426,818
	SJM Holdings, Ltd. (Hotels, Restaurants & Leisure) (a)	434,000	729,211
			4,011,711
	Israel 1.1%
	Delek Group, Ltd. (Industrial Conglomerates) (a)	3,579	804,606
	Discount Investment Corp. (Industrial Conglomerates) (a)	32,330	628,342
			1,432,948
	Italy 5.2%
	Autostrada Torino-Milano S.p.A. (Transportation Infrastructure)	19,347	271,512
	Brembo S.p.A (Auto Components)	24,865	274,564
	Danieli & C Officine Meccaniche S.p.A. (Machinery) (a)	26,418	811,298
	De'Longhi S.p.A (Household Durables)	12,187	112,713
	Enel Green Power S.p.A (Independent Power Producers & Energy Traders) (d)	173,315	384,654
	ENI S.p.A. (Oil, Gas & Consumable Fuels) (a)	72,486	1,716,925
	Fiat Industrial S.p.A (Machinery) (d)	9,125	123,498
	Indesit Co. S.p.A. (Household Durables) (a)	73,289	803,753
	Interpump Group S.p.A (Machinery) (d)	18,081	142,345
	Mediobanca S.p.A. (Capital Markets) (a)	82,709	835,719
	Recordati S.p.A. (Pharmaceuticals)	20,269	183,852
	Telecom Italia S.p.A (Diversified Telecommunication Services) (a)	750,623	1,066,769
	Telecom Italia S.p.A. (Diversified Telecommunication Services)	209,149	248,700
			6,976,302
	Japan 27.2%
	Aeon Co., Ltd. (Food & Staples Retailing) (a)	57,800	726,725
	Aisin Seiki Co., Ltd. (Auto Components) (a)	26,900	1,020,876
	AOYAMA TRADING Co., Ltd. (Specialty Retail) (a)	33,100	557,312
	Avex Group Holdings, Inc. (Media)	8,600	125,626
	Central Japan Railway Co. (Road & Rail) (a)	92	775,634
	Century Tokyo Leasing Corp. (Diversified Financial Services)	14,400	254,211
	Chugoku Bank, Ltd. (The) (Commercial Banks) (a)	16,000	191,618
	CKD Corp. (Machinery)	10,000	96,857
	Coca-Cola West Co., Ltd. (Beverages) (a)	13,100	238,603
	Cosmo Oil Co., Ltd. (Oil, Gas & Consumable Fuels) (a)	193,000	623,112
	Credit Saison Co., Ltd. (Consumer Finance) (a)	58,900	1,008,218
	Daiichikosho Co., Ltd. (Media)	12,300	224,781
	Daiwa House Industry Co., Ltd. (Real Estate Management & Development) (a)	3,000	36,586
	Dydo Drinco, Inc. (Food Products)	1,900	72,917
	EDION Corp. (Specialty Retail)	84,800	752,125
	Fuji Heavy Industries, Ltd. (Automobiles) (a)	83,000	710,880
	FUJIFILM Holdings Corp. (Electronic Equipment & Instruments) (a)	19,100	689,955
	Fujikura, Ltd. (Electrical Equipment) (a)	23,000	111,245
	Furukawa-Sky Aluminum Corp. (Metals & Mining)	32,000	97,466
	Fuyo General Lease Co., Ltd. (Diversified Financial Services)	5,100	180,376
	Geo Corp. (Specialty Retail)	200	229,532
	Hitachi, Ltd. (Electronic Equipment & Instruments) (a)	129,000	704,094
	Hokuhoku Financial Group, Inc. (Commercial Banks) (a)	180,000	364,035
	Honda Motor Co., Ltd. (Automobiles) (a)	3,600	152,412
	Idemitsu Kosan Co., Ltd. (Oil, Gas & Consumable Fuels) (a)	8,700	914,729
	Itochu Corp. (Trading Companies & Distributors) (a)	10,500	114,108
	Jaccs Co., Ltd. (Consumer Finance)	72,000	244,737
	Japan Petroleum Exploration Co., Ltd. (Oil, Gas & Consumable Fuels) (a)(d)	8,500	345,364
	Japan Securities Finance Co., Ltd. (Diversified Financial Services)	22,600	165,205
	JFE Shoji Holdings, Inc. (Trading Companies & Distributors)	27,000	130,592
	K's Holdings Corp. (Specialty Retail)	13,400	373,528
	Kansai Electric Power Co., Inc. (The) (Electric Utilities) (a)	22,200	549,050
	KDDI Corp. (Wireless Telecommunication Services) (a)	190	1,067,130
	Keiyo Bank, Ltd. (The) (Commercial Banks) (a)	15,000	76,754
	Kitz Corp. (Machinery)	24,700	112,546
	Kyocera Corp. (Electronic Equipment & Instruments) (a)	6,400	665,887
	Melco Holdings, Inc. (Computers & Peripherals) (a)	9,400	356,737
	Mitsubishi Corp. (Trading Companies & Distributors) (a)	17,100	476,042
	Mitsubishi UFJ Financial Group, Inc. (Commercial Banks) (a)	137,100	711,557
	Mitsubishi UFJ Lease & Finance Co., Ltd. (Diversified Financial Services) (a)	11,850	480,035
	MITSUI & Co., Ltd. (Trading Companies & Distributors) (a)	74,100	1,245,833
	NET One Systems Co., Ltd. (IT Services)	452	712,583
	Nichias Corp. (Building Products)	9,000	50,219
	Nippo Corp. (Construction & Engineering)	38,000	284,259
	Nippon Synthetic Chemical Industry Co., Ltd. (The) (Chemicals)	31,000	205,458
	Nippon Telegraph & Telephone Corp. (Diversified Telecommunication Services) (a)	26,300	1,220,797
	Nishi-Nippon City Bank, Ltd. (The) (Commercial Banks) (a)	285,000	885,417
	Nisshinbo Holdings, Inc. (Textiles, Apparel & Luxury Goods) (a)	18,000	199,342
	NTT DoCoMo, Inc. (Wireless Telecommunication Services) (a)	188	335,551
	Osaka Gas Co., Ltd. (Gas Utilities) (a)	92,000	347,466
	Otsuka Holdings Co., Ltd. (Pharmaceuticals) (d)	2,900	71,970
	Promise Co., Ltd. (Consumer Finance) (a)	77,950	686,621
	Ricoh Leasing Co., Ltd. (Diversified Financial Services)	4,700	133,132
	Ryobi, Ltd. (Machinery) (d)	73,000	318,397
	Sanden Corp. (Auto Components)	58,000	277,705
	Sanyo Special Steel Co., Ltd. (Metals & Mining)	36,000	222,807
	Sapporo Hokuyo Holdings, Inc. (Commercial Banks) (a)	20,700	100,373
	Seiko Epson Corp. (Computers & Peripherals) (a)	50,700	841,294
	Sekisui Chemical Co., Ltd. (Household Durables) (a)	95,000	729,167
	Seven & I Holdings Co., Ltd. (Food & Staples Retailing) (a)	14,700	380,395
	Ship Healthcare Holdings, Inc. (Health Care Providers & Services)	12,300	144,459
	Sojitz Corp. (Trading Companies & Distributors) (a)	297,700	656,478
	Sony Corp. (Household Durables) (a)	39,600	1,364,868
	Sumitomo Corp. (Trading Companies & Distributors) (a)	81,400	1,171,216
	Sumitomo Electric Industries, Ltd. (Electrical Equipment) (a)	21,300	309,327
	Sumitomo Forestry Co., Ltd. (Household Durables) (a)	28,800	264,561
	Sumitomo Mitsui Financial Group, Inc. (Commercial Banks) (a)	43,900	1,493,285
	Takeda Pharmaceutical Co., Ltd. (Pharmaceuticals) (a)	4,300	206,932
	Toagosei Co., Ltd. (Chemicals)	67,000	334,673
	Toei Co., Ltd. (Media)	12,000	60,819
	Tokai Rubber Industries, Inc. (Auto Components) (a)	9,400	125,058
	Tokyo Gas Co., Ltd. (Gas Utilities) (a)	100,000	434,941
	Tokyo Steel Manufacturing Co., Ltd. (Metals & Mining) (a)	87,000	925,329
	Toshiba Machine Co., Ltd. (Machinery)	29,000	154,751
	Toyota Motor Corp. (Automobiles) (a)	12,900	534,357
	Tsuruha Holdings, Inc. (Food & Staples Retailing)	1,000	48,124
	Unipres Corp. (Auto Components)	36,900	745,373
	UNY Co., Ltd. (Food & Staples Retailing) (a)	60,200	582,344
	Yamada Denki Co., Ltd. (Specialty Retail) (a)	7,100	481,810
	Yamaguchi Financial Group, Inc. (Commercial Banks) (a)	39,000	391,520
			36,408,208
	Netherlands 2.7%
	Aalberts Industries N.V. (Machinery)	958	18,953
	Heineken Holding N.V. (Beverages) (a)	13,682	607,315
	ING Groep N.V. (Diversified Financial Services) (a)(d)	125,625	1,431,724
	STMicroelectronics N.V. (Semiconductors & Semiconductor Equipment)	69,252	838,651
	STMicroelectronics N.V. (Semiconductors & Semiconductor Equipment) (a)	30,630	370,682
	Ten Cate N.V. (Textiles, Apparel & Luxury Goods)	8,246	293,540
			3,560,865
	Norway 4.3%
	Atea ASA (IT Services) (a)	59,776	589,956
	Austevoll Seafood A.S.A. (Food Products)	42,069	332,158
	Cermaq ASA (Food Products) (a)(d)	42,720	643,530
	Fred Olsen Energy ASA (Energy Equipment & Services)	16,287	706,144
	Marine Harvest (Food Products) (a)	745,468	838,997
	Sparebank 1 SR Bank (Commercial Banks)	770	7,533
	StatoilHydro ASA (Oil, Gas & Consumable Fuels) (a)	51,883	1,259,479
	TGS Nopec Geophysical Co. ASA (Energy Equipment & Services)	27,464	647,202
	Yara International A.S.A. (Chemicals) (a)	13,176	741,683
			5,766,682
	Singapore 0.4%
	Hi-P International, Ltd. (Machinery)	51,000	44,251
	Hong Leong Asia, Ltd. (Industrial Conglomerates)	140,000	304,229
	Singapore Airlines, Ltd. (Airlines) (a)	7,000	80,763
	Venture Corp., Ltd. (Electronic Equipment & Instruments) (a)	8,000	60,595
			489,838
	Spain 3.5%
	Almirall S.A. (Pharmaceuticals)	29,028	336,232
	Banco Bilbao Vizcaya Argentaria S.A. (Commercial Banks) (a)	102,360	1,256,691
	Banco Santander S.A. (Commercial Banks) (a)	32,353	396,450
	Endesa S.A. (Electric Utilities)	28,425	806,189
	Grifols S.A. (Biotechnology) (a)	35,253	537,208
	Iberdrola Renovables S.A. (Independent Power Producers & Energy Traders) (a)	79,364	299,905
	Telefonica S.A. (Diversified Telecommunication Services) (a)	42,125	1,058,056
			4,690,731
	Sweden 3.3%
	AarhusKarlshamn AB (Food Products)	426	11,394
	Alfa Laval AB (Machinery)	32,268	687,421
	Bilia AB (Specialty Retail)	3,848	74,279
	Billerud AB (Paper & Forest Products)	7,947	78,550
	Boliden AB (Metals & Mining) (a)	48,605	1,013,601
	Haldex AB (Machinery) (d)	144	2,233
	Hoganas AB (Metals & Mining)	18,176	712,989
	Intrum Justitia AB (Commercial Services & Supplies)	6,410	101,373
	Oresund Investment AB (Diversified Financial Services)	5,577	101,170
	Scania AB Class B (Machinery) (a)	24,354	546,767
	SKF AB (Machinery) (a)	37,442	1,068,751
			4,398,528
	Switzerland 8.0%
	Clariant A.G. (Chemicals) (d)	22,075	389,820
	GAM Holding, Ltd.A.G. (Capital Markets) (a)(d)	24,404	436,894
¤	Nestle S.A. Registered (Food Products) (a)	54,851	2,966,254
¤	Novartis A.G. (Pharmaceuticals) (a)	33,394	1,858,956
	Pargesa Holding S.A. (Diversified Financial Services) (a)	365	32,169
¤	Roche Holding A.G., Genusscheine (Pharmaceuticals) (a)	14,637	2,226,561
	Swiss Life Holding (Insurance) (a)(d)	6,557	1,046,758
	Swiss Reinsurance Co.,Ltd. (Insurance) (a)	17,134	979,215
	Valora Holding A.G. (Specialty Retail)	539	183,283
	Zurich Financial Services A.G. (Insurance) (a)	2,274	621,255
			10,741,165
	United Kingdom 23.9%
	Anglo American PLC (Metals & Mining) (a)	18,784	921,480
	Ashtead Group PLC (Trading Companies & Distributors)	198,794	528,608
¤	AstraZeneca PLC (Pharmaceuticals) (a)	36,209	1,757,733
	Atkins WS PLC (Professional Services)	8,136	89,600
	Aviva PLC (Insurance) (a)	42,262	299,764
	Barclays PLC (Commercial Banks) (a)	325,005	1,529,290
	BBA Aviation PLC (Transportation Infrastructure)	18,771	67,052
	Beazley PLC (Insurance)	63,047	120,079
	BHP Billiton PLC (Metals & Mining) (a)	25,803	983,715
	Bodycote PLC (Machinery) (a)	151,382	695,465
¤	BP PLC (Oil, Gas & Consumable Fuels) (a)	225,956	1,754,904
	British American Tobacco PLC (Tobacco) (a)	17,241	636,583
	BT Group PLC (Diversified Telecommunication Services) (a)	445,127	1,251,362
	Cable & Wireless Communications PLC (Diversified Telecommunication Services) (a)	241,384	178,792
	Centrica PLC (Multi-Utilities) (a)	206,490	1,058,121
	Croda International (Chemicals)	2,434	58,094
	Dairy Crest Group PLC (Food Products)	41,561	258,309
	Drax Group PLC (Independent Power Producers & Energy Traders) (a)	89,727	557,669
	DS Smith PLC (Containers & Packaging)	130,928	423,439
	Electrocomponents PLC (Electronic Equipment & Instruments) (a)	109,251	457,110
	Elementis PLC (Chemicals)	59,350	123,496
	Enterprise Inns PLC (Hotels, Restaurants & Leisure) (a)(d)	245,225	421,489
	F&C Asset Management PLC (Capital Markets)	34,052	47,019
	Fenner PLC (Machinery)	37,787	207,312
	Ferrexpo PLC (Metals & Mining)	15,509	105,037
	Filtrona PLC (Chemicals) (a)	66,508	299,792
	GlaxoSmithKline PLC (Pharmaceuticals) (a)	22,114	399,752
	Halma PLC (Electronic Equipment & Instruments)	10,586	57,298
	HSBC Holdings PLC (Commercial Banks) (a)	132,718	1,446,917
	IMI PLC (Machinery)	1,491	20,803
	Intermediate Capital Group PLC (Capital Markets)	135,142	735,590
	International Personal Finance PLC (Consumer Finance)	44,690	244,827
	Interserve PLC (Construction & Engineering)	12,153	52,805
	Investec PLC (Capital Markets)	13,149	100,827
	ITE Group PLC (Professional Services)	18,158	66,172
	ITV PLC (Media) (d)	25	31
	JKX Oil & Gas PLC (Oil, Gas & Consumable Fuels)	25,557	119,172
	John Wood Group PLC (Energy Equipment & Services)	36,327	318,302
	Kesa Electricals PLC (Specialty Retail)	16,306	33,668
	Kier Group PLC (Construction & Engineering)	3,887	77,892
	Legal & General Group PLC (Insurance) (a)	292,888	520,771
	Logica PLC (IT Services)	75,785	164,856
	Marks & Spencer Group PLC (Multiline Retail) (a)	74,656	426,330
	Melrose PLC (Machinery)	70,868	357,588
	Morgan Crucible Co. PLC (Machinery)	13,653	59,443
	Pace PLC (Household Durables)	39,546	120,866
	Paragon Group of Cos. PLC (Thrifts & Mortgage Finance) (a)	158,185	484,479
	Persimmon PLC (Household Durables)	55,429	362,792
	Petrofac, Ltd. (Energy Equipment & Services) (a)	20,977	526,208
	Premier Farnell PLC (Electronic Equipment & Instruments)	103,277	479,759
	Rio Tinto PLC (Metals & Mining) (a)	25,435	1,743,803
¤	Royal Dutch Shell PLC Class A (Oil, Gas & Consumable Fuels) (a)	54,923	1,934,206
	Royal Dutch Shell PLC Class B (Oil, Gas & Consumable Fuels) (a)	49,326	1,715,370
	Senior PLC (Machinery)	199,819	473,078
	Spectris PLC (Electronic Equipment & Instruments)	15,489	334,949
	Stagecoach Group PLC (Road & Rail)	111,098	373,543
	Tesco PLC (Food & Staples Retailing) (a)	30,741	198,299
	Trinity Mirror PLC (Media) (d)	129,497	173,208
	Tullett Prebon PLC (Capital Markets) (a)	52,883	328,677
¤	Vodafone Group PLC (Wireless Telecommunication Services) (a)	914,095	2,567,551
	William Hill PLC (Hotels, Restaurants & Leisure)	53,585	155,791
			32,006,937
	Total Common Stocks (Cost $154,980,383)		175,994,956
	Convertible Preferred Stock 0.0%‡
	Germany 0.0%‡
	KSB A.G. 2.37% (Machinery)	42	33,850

	Total Convertible Preferred Stock (Cost $25,720)		33,850
	Exchange Traded Fund 1.0% (e)
	United States 1.0%
	iShares MSCI EAFE Index Fund (Capital Markets)	21,483	1,276,949

	Total Exchange Traded Fund (Cost $1,277,548)		1,276,949
	Preferred Stocks 0.5%
	Germany 0.5%
	Jungheinrich A.G. 0.40% (Machinery)	7,811	293,883
	Volkswagen A.G. 1.54% (Automobiles) (a)	2,506	404,869

	Total Preferred Stocks (Cost $623,631)		698,752

		Number of Rights	Value
	Rights 0.0%‡
	Spain 0.0%‡
	Banco Santander S.A. Expires 11/5/10 (Commercial Banks) (d)	20,465	3,867

	Total Rights (Cost $3,507)		3,867

		Shares	Value
	Unaffiliated Investment Company 0.1%
	Australia 0.1%
	Australian Infrastructure Fund (Transportation Infrastructure)	34,457	65,071

	Total Unaffiliated Investment Company (Cost $58,488)		65,071

		Number of Warrants	Value
	Warrants 0.0%‡
	Cayman Islands 0.0%‡
	Kingboard Chemical Holdings, Ltd. Strike Price HK$40.00 Expires 10/31/12 (Electronic Equipment & Instruments) (d)	11,400	11,522

	Spain 0.0%‡
	Promotora de Informaciones S.A. Strike Price €2.00 Expires 6/28/14 (Media) (d)	85,100	41,945

	Total Warrants (Cost $0)		53,467

	Total Investments, Before Investments Sold Short (Cost $156,969,277) (f)	133.0%	178,126,912

		Shares	Value
	Investments Sold Short (32.7%)
	Common Stocks Sold Short (32.7%)
	Australia (5.3%)
	Aquila Resources, Ltd. (Oil, Gas & Consumable Fuels) (d)	(3,673)	(33,565)
	Aristocrat Leisure, Ltd. (Hotels, Restaurants & Leisure)	(213,224)	(631,091)
	Aurora Oil and Gas, Ltd. (Oil, Gas & Consumable Fuels) (d)	(105,028)	(319,230)
	Austar United Communications, Ltd. (Media) (d)	(617,863)	(594,181)
	Boart Longyear Group (Construction & Engineering)	(22,948)	(99,479)
	Cockatoo Coal, Ltd. (Oil, Gas & Consumable Fuels) (d)	(631,324)	(320,864)
	Crane Group, Ltd. (Building Products)	(24,590)	(244,071)
	Cudeco, Ltd. (Metals & Mining) (d)	(130,141)	(450,031)
	Eastern Star Gas, Ltd. (Oil, Gas & Consumable Fuels) (d)	(714,230)	(569,413)
	Extract Resources, Ltd. (Oil, Gas & Consumable Fuels) (d)	(43,369)	(385,085)
	Gunns, Ltd. (Paper & Forest Products) (d)	(309,206)	(177,180)
	iSOFT Group, Ltd. (Health Care Technology) (d)	(87,382)	(6,096)
	Ivanhoe Australia, Ltd. (Metals & Mining) (d)	(3,223)	(10,535)
	Karoon Gas Australia, Ltd. (Oil, Gas & Consumable Fuels) (d)	(35,151)	(262,373)
	Murchison Metals, Ltd. (Metals & Mining) (d)	(393,315)	(503,666)
	Nufarm, Ltd. (Chemicals) (d)	(21,528)	(112,203)
	Pharmaxis, Ltd. (Pharmaceuticals) (d)	(18,189)	(47,672)
	Sundance Resources Ltd/Australia (Metals & Mining) (d)	(1,277,491)	(630,176)
	TPG Telecom, Ltd. (Diversified Telecommunication Services)	(83,132)	(120,540)
	Transpacific Industries Group, Ltd. (Commercial Services & Supplies) (d)	(293,210)	(387,163)
	Virgin Blue Holdings, Ltd. (Airlines) (d)	(1,614,651)	(635,587)
	Wotif.com Holdings, Ltd. (Internet & Catalog Retail)	(119,874)	(506,512)
			(7,046,713)
	Austria (0.9%)
	Intercell A.G. (Biotechnology) (d)	(34,304)	(474,840)
	Wienerberger A.G. (Building Products) (d)	(32,397)	(669,781)
			(1,144,621)
	Belgium (0.4%)
	Hansen Transmissions International N.V. (Machinery) (d)	(279,521)	(250,740)
	Telenet Group Holding N.V. (Diversified Telecommunication Services) (d)	(6,203)	(244,127)
	Tessenderlo Chemie N.V. (Chemicals) (d)	(3)	(2)
			(494,869)
	Bermuda (1.6%)
	Biosensors International Group, Ltd. (Health Care Equipment & Supplies) (d)	(343,000)	(297,608)
	China Foods, Ltd. (Food Products)	(32,000)	(19,660)
	China Oil and Gas Group, Ltd. (Gas Utilities) (d)	(1,140,000)	(122,822)
	Citic Resources Holdings, Ltd. (Trading Companies & Distributors) (d)	(264,000)	(54,854)
	Ports Design, Ltd. (Textiles, Apparel & Luxury Goods)	(258,000)	(709,805)
	Sinofert Holdings, Ltd. (Chemicals) (d)	(1,202,000)	(667,551)
	Skyworth Digital Holdings, Ltd. (Household Durables)	(5,135)	(3,188)
	VODone, Ltd. (Media)	(758,000)	(248,886)
			(2,124,374)
	Cayman Islands (0.4%)
	China High Speed Transmission Equipment Group Co., Ltd. (Electrical Equipment)	(65,000)	(99,376)
	Ju Teng International Holdings, Ltd. (Electronic Equipment & Instruments)	(240,000)	(111,740)
	Tianjin Port Development Holdings, Ltd. (Transportation Infrastructure)	(526,000)	(134,930)
	Wasion Group Holdings, Ltd. (Electronic Equipment & Instruments)	(364,000)	(191,416)
			(537,462)
	Denmark (0.4%)
	ALK-Abello A/S (Pharmaceuticals)	(1,813)	(119,379)
	Genmab A/S (Biotechnology) (d)	(31,839)	(369,589)
	Torm A/S (Oil, Gas & Consumable Fuels) (d)	(9,574)	(68,580)
			(557,548)
	Finland (0.0%)‡
	F-Secure Oyj (Software)	(13,466)	(40,930)
	Poyry Oyj (Professional Services)	(1,423)	(17,418)
			(58,348)
	France (0.7%)
	Altran Technologies S.A. (IT Services) (d)	(47,361)	(233,504)
	Bull S.A. (Computers & Peripherals) (d)	(44,539)	(196,358)
	Rubis (Gas Utilities)	(685)	(79,578)
	SOITEC (Semiconductors & Semiconductor Equipment) (d)	(28,077)	(347,051)
	Stallergenes S.A. (Pharmaceuticals) (d)	(1,476)	(118,948)
			(975,439)
	Germany (1.1%)
	Asian Bamboo A.G. (Food Products)	(1,272)	(67,895)
	Balda A.G. (Communications Equipment) (d)	(16,665)	(166,426)
	Centrotherm Photovoltaics A.G. (Semiconductors & Semiconductor Equipment) (d)	(1,431)	(58,778)
	Demag Cranes A.G. (Machinery) (d)	(6,947)	(338,847)
	Fielmann A.G. (Specialty Retail)	(949)	(86,106)
	MLP A.G. (Capital Markets)	(13,151)	(140,444)
	Nordex A.G. (Electrical Equipment) (d)	(57,265)	(426,285)
	Solar Millennium A.G. (Construction & Engineering) (d)	(4,376)	(104,430)
	Wirecard A.G. (IT Services)	(8,099)	(129,905)
			(1,519,116)
	Greece (0.6%)
	Marfin Investment Group S.A. (Diversified Financial Services) (d)	(62,282)	(61,397)
	Piraeus Bank S.A. (Commercial Banks) (d)	(280,164)	(636,754)
	TT Hellenic Postbank S.A. (Commercial Banks) (d)	(14,988)	(65,051)
			(763,202)
	Hong Kong (0.9%)
	Citic 1616 Holdings, Ltd. (Diversified Telecommunication Services)	(731,000)	(227,832)
	Dah Sing Banking Group, Ltd. (Commercial Banks)	(142,000)	(250,610)
	Dah Sing Financial Holdings, Ltd. (Commercial Banks)	(22,400)	(156,724)
	Galaxy Entertainment Group, Ltd. (Hotels, Restaurants & Leisure) (d)	(325,000)	(499,381)
			(1,134,547)
	Italy (1.4%)
	Fondiaria-Sai S.p.A (Insurance)	(9,308)	(84,684)
	Geox S.p.A. (Textiles, Apparel & Luxury Goods)	(30,755)	(155,906)
	Gruppo Coin S.p.A (Specialty Retail) (d)	(4,927)	(50,391)
	Milano Assicurazioni S.p.A. (Insurance)	(212,740)	(352,440)
	Piaggio & C S.p.A. (Automobiles)	(18,862)	(59,462)
	Saras S.p.A (Oil, Gas & Consumable Fuels) (d)	(115,084)	(283,621)
	Telecom Italia Media S.p.A (Media) (d)	(365,022)	(97,555)
	Trevi Finanziaria S.p.A. (Construction & Engineering)	(31,743)	(488,501)
	Yoox S.p.A (Internet & Catalog Retail) (d)	(28,526)	(349,555)
			(1,922,115)
	Japan (6.5%)
	Asahi Diamond Industrial Co., Ltd. (Machinery)	(40,000)	(798,733)
	Cedyna Financial Corp. (Consumer Finance) (d)	(110,100)	(221,327)
	Cosel Co., Ltd. (Electrical Equipment)	(3,700)	(58,241)
	CSK Holdings Corp. (IT Services) (d)	(162,800)	(692,217)
	Daiseki Co., Ltd. (Commercial Services & Supplies)	(4,900)	(92,412)
	Fujiya Co., Ltd. (Food Products) (d)	(24,000)	(44,445)
	Funai Electric Co., Ltd. (Household Durables)	(18,300)	(608,662)
	Gulliver International Co., Ltd. (Specialty Retail)	(1,570)	(67,712)
	Haseko Corp. (Household Durables) (d)	(540,500)	(500,463)
	Kakaku.com, Inc. (Internet Software & Services)	(38)	(214,583)
	Nichi-iko Pharmaceutical Co., Ltd. (Pharmaceuticals)	(1,700)	(47,947)
	Orient Corp. (Consumer Finance) (d)	(333,500)	(394,122)
	OSAKA Titanium Technologies Co. (Metals & Mining)	(14,200)	(826,084)
	Pigeon Corp. (Household Products)	(10,300)	(313,593)
	Pioneer Corp. (Household Durables) (d)	(138,000)	(595,175)
	Point, Inc. (Specialty Retail)	(350)	(15,991)
	Seiko Holdings Corp. (Textiles, Apparel & Luxury Goods) (d)	(151,000)	(513,268)
	Skymark Airlines, Inc. (Airlines)	(41,800)	(670,694)
	Start Today Co., Ltd. (Internet & Catalog Retail)	(16,200)	(249,868)
	Stella Chemifa Corp. (Chemicals)	(4,700)	(217,879)
	Sugi Holdings Co., Ltd. (Food & Staples Retailing)	(2,900)	(68,755)
	Taikisha, Ltd. (Construction & Engineering)	(23,600)	(403,397)
	Toho Titanium Co., Ltd. (Metals & Mining)	(9,600)	(273,216)
	Toyo Tanso Co., Ltd. (Electrical Equipment)	(2,400)	(131,287)
	Wacom Co., Ltd/Japan (Computers & Peripherals)	(446)	(742,790)
			(8,762,861)
	Netherlands (1.2%)
	BinckBank N.V. (Capital Markets)	(33,537)	(584,067)
	Imtech N.V. (Construction & Engineering)	(13,940)	(511,790)
	Wavin N.V. (Construction & Engineering) (d)	(33,696)	(468,269)
			(1,564,126)
	Norway (2.2%)
	Algeta ASA (Biotechnology) (d)	(7,232)	(150,891)
	DNO International ASA (Oil, Gas & Consumable Fuels) (d)	(348,433)	(583,999)
	Norwegian Air Shuttle ASA (Airlines) (d)	(8,065)	(173,857)
	Norwegian Energy Co. ASA (Oil, Gas & Consumable Fuels) (d)	(132,408)	(433,305)
	Petroleum Geo-Services ASA (Energy Equipment & Services) (d)	(55,374)	(819,766)
	Pronova BioPharma AS (Pharmaceuticals) (d)	(8,500)	(13,982)
	Sevan Marine ASA (Energy Equipment & Services) (d)	(746,956)	(790,878)
			(2,966,678)
	Singapore (0.4%)
	Indofood Agri Resources, Ltd. (Food Products) (d)	(220,000)	(428,203)
	Oceanus Group, Ltd. (Distributors) (d)	(256,000)	(59,032)
	Raffles Education Corp., Ltd. (Diversified Consumer Services) (d)	(114,000)	(27,179)
	Sound Global, Ltd. (Water Utilities) (d)	(141,000)	(81,560)
			(595,974)
	Spain (0.7%)
	Gamesa Corp. Tecnologica S.A. (Electrical Equipment) (d)	(15,961)	(122,377)
	Grupo Empresarial Ence S.A. (Paper & Forest Products) (d)	(51,353)	(170,502)
	Tubacex S.A. (Metals & Mining) (d)	(22,527)	(82,659)
	Viscofan S.A. (Food Products)	(3,989)	(144,949)
	Zeltia S.A. (Biotechnology) (d)	(93,789)	(359,551)
			(880,038)
	Sweden (0.8%)
	Axis Communications AB (Communications Equipment)	(12,126)	(250,994)
	KappAhl Holding AB (Specialty Retail)	(9,576)	(65,031)
	SAS AB (Airlines) (d)	(188,159)	(711,834)
			(1,027,859)
	Switzerland (2.2%)
	Basilea Pharmaceutica Registered (Biotechnology) (d)	(8,719)	(671,474)
	Gategroup Holding A.G. (Commercial Services & Supplies) (d)	(1,536)	(83,796)
	Kudelski S.A. (Electronic Equipment & Instruments)	(8,233)	(185,330)
	Meyer Burger Technology A.G. (Machinery) (d)	(4,967)	(153,377)
	Nobel Biocare Holding A.G. (Health Care Equipment & Supplies)	(34,538)	(709,419)
	OC Oerlikon Corp. A.G. (Machinery) (d)	(132,606)	(806,312)
	Orascom Development Holding A.G. (Hotels, Restaurants & Leisure) (d)	(633)	(29,236)
	Partners Group Holding A.G. (Capital Markets)	(728)	(126,243)
	Schmolz & Bickenbach A.G. (Metals & Mining) (d)	(16,701)	(154,803)
			(2,919,990)
	United Kingdom (5.0%)
	BTG PLC (Life Sciences Tools & Services) (d)	(36,974)	(133,083)
	Carpetright PLC (Specialty Retail)	(8,332)	(97,364)
	CSR PLC (Semiconductors & Semiconductor Equipment) (d)	(102,536)	(633,502)
	Dialog Semiconductor PLC (Semiconductors & Semiconductor Equipment) (d)	(35,333)	(795,788)
	Domino's Pizza UK & IRL PLC (Hotels, Restaurants & Leisure)	(6,894)	(59,633)
	DSG International PLC (Specialty Retail) (d)	(2,185,169)	(715,114)
	Forth Ports PLC (Transportation Infrastructure)	(1,941)	(42,440)
	Imagination Technologies Group PLC (Computers & Peripherals) (d)	(131,603)	(759,121)
	Jazztel PLC (Diversified Telecommunication Services) (d)	(58,340)	(303,929)
	Mothercare PLC (Multiline Retail)	(8,633)	(74,399)
	Premier Foods PLC (Food Products) (d)	(1,080,447)	(368,642)
	Premier Oil PLC (Oil, Gas & Consumable Fuels) (d)	(7,739)	(251,158)
	Punch Taverns PLC (Hotels, Restaurants & Leisure) (d)	(256,985)	(282,393)
	Redrow PLC (Household Durables) (d)	(172,894)	(328,740)
	Regus PLC (Commercial Services & Supplies)	(255,848)	(412,699)
	Rightmove PLC (Media)	(3,196)	(42,799)
	SIG PLC (Trading Companies & Distributors) (d)	(281,871)	(658,309)
	Soco International PLC (Oil, Gas & Consumable Fuels) (d)	(12,581)	(73,357)
	St. James's Place PLC (Insurance)	(29,439)	(142,885)
	Taylor Wimpey PLC (Household Durables) (d)	(678,557)	(376,953)
	Telecity Group PLC (Internet Software & Services) (d)	(21,285)	(167,067)
	Yell Group PLC (Media) (d)	(124,492)	(21,936)
			(6,741,311)
	Total Common Stocks Sold Short (Proceeds $41,958,873)		(43,737,191)

	Total Investments Sold Short (Proceeds $41,958,873)	(32.7)%	(43,737,191)

	Total Investments, Net of Investments Sold Short (Cost $115,010,404)	100.3	134,389,721

	Other Assets, Less Liabilities	(0.3)	(466,934)

	Net Assets	100.0%	$133,922,787
¤	Among the Fund's 10 largest holdings, as of January 31, 2011, excluding short-term investment. May be subject to change daily.
†††
On a daily basis New York Life Investments confirms that the value of the Fund's liquid assets (liquid portfolio securities and cash) is sufficient to cover its potential senior securities (e.g., futures, swaps, options).

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Security, or a portion thereof, is maintained in a segregated account at the Fund's custodian as collateral for securities sold short.
(b)	Illiquid security - The total market value of this security at January 31, 2011 is $11, which represents less than one-tenth of a percent of the Fund's net assets.
(c)	Fair valued security - The total market value of this security at January 31, 2011 is $11, which represents less than one-tenth of a percent of the Fund's net assets.
(d)	Non-income producing security.
(e)	Exchange Traded Fund - An investment vehicle that represents a basket of securities that is traded on an exchange.
(f)	At January 31, 2011, cost is $159,002,771 for federal income tax purposes and net unrealized appreciation is as follows:
Gross unrealized appreciation	$23,007,169
Gross unrealized depreciation	(3,883,028)
Net unrealized appreciation	$19,124,141

The following abbreviation is used in the above portfolio:
€	-Euro
HK$	-Hong Kong Dollar

The following is a summary of the fair valuations according to the inputs used as of January 31, 2011, for valuing the Fund's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks (b)	$175,994,945	$—	$11	$175,994,956
Convertible Preferred Stock	33,850	—	—	33,850
Exchange Traded Fund	1,276,949	—	—	1,276,949
Preferred Stocks	698,752	—	—	698,752
Rights	3,867	—	—	3,867
Unaffiliated Investment Company	65,071	—	—	65,071
Warrants	53,467	—	—	53,467
Total Investments in Securities	$178,126,901	$—	$11	$178,126,912

(a)  For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)  The level 3 security valued at $11 is held in Australia within the Common Stock section of the Portfolio of Investments.

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments
Investments Sold Short (a)
Common Stocks Sold Short	$(43,737,191)	$—	$—	$(43,737,191)
Total Investments Sold Short Instruments	$(43,737,191)	$—	$—	$(43,737,191)

(a)  For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2011, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

The Fund recognizes transfers between the levels as of the beginning of the period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2010	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of January 31, 2011	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at January 31, 2011
Common Stock
Australia	$10	$-	$-	$1	$-	$-	$-	$-	$11	$1
Rights Sold Short
Australia	-	-	-	-	-	-	-	-	-	-
Hong Kong	(583)	-	-	583	-	-	-	-	-	583
Total	(573)	$-	$-	$584	$-	$-	$-	$-	$11	$584

MainStay Cash Reserves Fund
Portfolio of Investments January 31, 2011 unaudited

	Principal Amount	Amortized Cost
Short-Term Investments 99.8%†
Asset-Backed Commercial Paper 1.3%
Straight-A Funding LLC 0.25%, due 4/6/11 (a)(b)	$8,920,000	$8,916,036

Financial Company Commercial Paper 11.4%
American Honda Finance Corp.
0.20%, due 2/25/11 (a)	9,000,000	8,998,800
0.22%, due 2/23/11 (a)	8,750,000	8,748,824
BNP Paribas Finance, Inc. 0.16%, due 2/4/11 (a)	7,000,000	6,999,907
General Electric Capital Corp. 0.16%, due 2/14/11 (a)	8,750,000	8,749,494
John Deere Credit Ltd. 0.20%, due 2/7/11 (a)(b)	5,250,000	5,249,825
National Cooperative Services 0.30%, due 2/3/11 (a)(b)	8,980,000	8,979,850
National Rural Utilities Cooperative Finance Corp. 0.26%, due 3/22/11 (a)	9,000,000	8,996,815
PACCAR Financial Corp. 0.24%, due 4/21/11 (a)	4,400,000	4,397,683
Private Export Funding Corp.
0.19%, due 2/7/11 (a)(b)	10,250,000	10,249,675
0.31%, due 5/11/11 (a)(b)	8,825,000	8,817,477
		80,188,350
Government Agency Debt 10.8%
Federal Farm Credit Bank
0.22%, due 11/4/11 (c)	6,920,000	6,920,000
0.25%, due 1/12/12 (c)	8,840,000	8,840,000
0.267%, due 9/16/11 (c)	5,250,000	5,249,837
Federal Home Loan Bank
0.27%, due 1/24/12 (c)	7,135,000	7,135,000
0.307%, due 7/29/11 (c)	8,500,000	8,500,000
0.34%, due 11/15/11	8,730,000	8,730,000
0.41%, due 12/9/11	3,525,000	3,525,000
Federal Home Loan Mortgage Corporation (Discount Note) 0.25%, due 5/2/11 (a)	2,200,000	2,198,625
Federal National Mortgage Association 0.221%, due 9/19/11 (c)	8,750,000	8,750,293
Federal National Mortgage Association (Discount Notes)
0.25%, due 4/11/11 (a)	4,550,000	4,547,817
0.33%, due 2/22/11 (a)	4,800,000	4,799,076
International Bank for Reconstruction & Development 0.174%, due 3/1/11 (a)	7,000,000	6,999,019
		76,194,667
Other Commercial Paper 42.6%
American Water Capital Corp. 0.32%, due 2/1/11 (a)(b)	2,915,000	2,915,000
Archer-Daniels-Midland Co.
0.24%, due 2/16/11 (a)(b)	8,500,000	8,499,150
0.28%, due 5/10/11 (a)(b)	9,000,000	8,993,140
AT&T, Inc. 0.25%, due 2/14/11 (a)(b)	7,075,000	7,074,361
Basin Electric Power Cooperative, Inc. 0.23%, due 2/23/11 (a)(b)	5,400,000	5,399,241
Campbell Soup Co.
0.16%, due 2/24/11 (a)(b)	10,750,000	10,748,901
0.17%, due 3/1/11 (a)(b)	9,000,000	8,998,810
Coca-Cola Co. (The)
0.21%, due 3/10/11 (a)(b)	8,970,000	8,968,064
0.21%, due 3/21/11 (a)(b)	8,840,000	8,837,525
Colgate-Palmolive Co. 0.16%, due 2/10/11 (a)(b)	6,455,000	6,454,742
Danaher Corp. 0.20%, due 2/15/11 (a)(b)	6,000,000	5,999,533
Dover Corp. 0.21%, due 3/1/11 (a)(b)	5,250,000	5,249,143
Duke Energy Corp. 0.31%, due 2/3/11 (a)(b)	2,865,000	2,864,951
Emerson Electric Co. 0.17%, due 2/1/11 (a)(b)	9,000,000	9,000,000
Google, Inc.
0.18%, due 2/7/11 (a)(b)	9,500,000	9,499,715
0.19%, due 3/15/11 (a)(b)	10,750,000	10,747,617
Honeywell International, Inc.
0.20%, due 2/22/11 (a)(b)	5,400,000	5,399,370
0.20%, due 3/28/11 (a)(b)	9,000,000	8,997,250
0.20%, due 3/30/11 (a)(b)	3,306,000	3,304,953
International Business Machines Corp. 0.17%, due 2/2/11 (a)(b)	8,915,000	8,914,958
John Deere Credit, Inc.
0.18%, due 2/2/11 (a)(b)	6,635,000	6,634,967
0.20%, due 2/16/11 (a)(b)	5,000,000	4,999,583
Medtronic, Inc. 0.22%, due 2/22/11 (a)(b)	8,250,000	8,248,941
Merck & Co., Inc. 0.18%, due 2/28/11 (a)(b)	8,920,000	8,918,796
Nestle Capital Corp. 0.24%, due 4/1/11 (a)(b)	8,750,000	8,746,558
Novartis Finance Corp. 0.17%, due 2/1/11 (a)(b)	9,810,000	9,810,000
PepsiCo, Inc.
0.17%, due 3/25/11 (a)(b)	8,915,000	8,912,811
0.18%, due 2/8/11 (a)(b)	8,825,000	8,824,691
Procter & Gamble International Funding SCA 0.18%, due 3/2/11 (a)(b)	8,915,000	8,913,707
Societe Generale North America, Inc.
0.24%, due 2/8/11 (a)	9,000,000	8,999,580
0.255%, due 2/15/11 (a)	9,000,000	8,999,107
South Carolina Fuel Co., Inc. 0.34%, due 2/14/11 (a)(b)	2,610,000	2,609,680
Southern Co. 0.24%, due 2/16/11 (a)(b)	9,000,000	8,999,100
Southern Co. Funding Corp. 0.24%, due 2/3/11 (a)(b)	9,000,000	8,999,880
Virginia Electric and Power Co. 0.35%, due 2/7/11 (a)	2,885,000	2,884,832
Walt Disney Co. (The)
0.17%, due 2/7/11 (a)(b)	8,250,000	8,249,766
0.17%, due 2/22/11 (a)(b)	9,000,000	8,999,108
WW Grainger, Inc.
0.19%, due 2/9/11 (a)	8,840,000	8,839,627
0.19%, due 2/23/11 (a)	5,000,000	4,999,419
0.20%, due 3/3/11 (a)	7,260,000	7,258,790
		300,715,367
Other Notes 7.3%
Ally Auto Receivables Trust
Series 2010-4, Class A1 0.336%, due 11/15/11	1,576,364	1,576,364
Series 2010-2, Class A1 0.586%, due 7/15/11	20,283	20,283
Berkshire Hathaway Finance Corp. 0.266%, due 2/10/11 (c)	11,800,000	11,800,032
BMW Vehicle Lease Trust Series 2010-1, Class A1 0.298%, due 10/17/11	1,493,841	1,493,841
CarMax Auto Owner Trust Series 2010-3, Class A1 0.313%, due 11/15/11	1,275,041	1,275,041
CNH Equipment Trust Series 2010-C, Class A1 0.427%, due 12/9/11	1,992,000	1,992,000
Ford Credit Auto Owner Trust
Series 2011-A, Class A1 0.289%, due 2/15/12 (b)	3,650,000	3,650,000
Series 2010-B, Class A1 0.506%, due 8/15/11 (b)	359,668	359,668
GE Equipment Midticket LLC Series 2010-1, Class A1 0.351%, due 9/14/11 (b)	745,737	745,737
General Electric Capital Corp. 0.382%, due 3/11/11 (c)(d)	1,250,000	1,250,000
Holmes Master Issuer PLC Series 2010-1A, Class A1 0.411%, due 10/15/11 (b)(c)	3,500,000	3,500,000
Hyundai Auto Receivables Trust
Series 2011-A, Class A1 0.318%, due 2/15/12	3,660,000	3,660,000
Series 2010-B, Class A1 0.371%, due 9/15/11	629,230	629,230
Navistar Financial Corp. Owner Trust
Series 2010-B, Class A1 0.345%, due 10/18/11 (b)	1,539,983	1,539,983
Series 2010-A, Class A1 0.608%, due 6/20/11 (b)	569,129	569,129
Nissan Auto Receivables Owner Trust Series 2010-A, Class A1 0.356%, due 10/17/11	1,970,874	1,970,874
PepsiCo, Inc. 0.333%, due 7/15/11 (c)	5,250,000	5,251,222
Toronto-Dominion Bank (The) 0.341%, due 1/12/12	7,135,000	7,135,000
Volkswagen Auto Lease Trust Series 2010-A, Class A1 0.299%, due 11/21/11	2,212,446	2,212,446
Volvo Financial Equipment LLC Series 2010-1A, Class A1 0.51%, due 5/16/11 (b)	581,146	581,146
		51,211,996
Treasury Debt 8.8%
United States Treasury Bills
0.155%, due 2/17/11 (a)	9,020,000	9,019,379
0.195%, due 6/30/11 (a)	8,900,000	8,892,817
United States Treasury Notes
0.875%, due 3/31/11	12,425,000	12,436,665
1.00%, due 8/31/11	8,750,000	8,785,477
1.00%, due 9/30/11	8,670,000	8,711,102
1.00%, due 10/31/11	8,865,000	8,911,271
1.00%, due 12/31/11	5,335,000	5,366,913
		62,123,624
Treasury Repurchase Agreements 17.6%
Deutsche Bank Securities, Inc. 0.21%, dated 1/31/11 due 2/1/11 Proceeds at Maturity $41,500,242 (Collateralized by a United States Treasury Note with a rate of 0.75% and maturity date of 8/15/13 with a Principal Amount of $42,188,100 and a Market Value of $42,330,033)	41,500,000	41,500,000
Morgan Stanley Co. 0.20%, dated 1/31/11 due 2/1/11 Proceeds at Maturity $40,987,228 (Collateralized by a United States Treasury Note with a rate of 1.125% and a maturity date of 1/15/21, with a Principal Amount of $41,641,100 and a Market Value of $41,806,832)	40,987,000	40,987,000
SG Americas Securities LLC 0.20%, dated 1/31/11 due 2/1/11 Proceeds at Maturity $41,500,231 (Collateralized by United States Treasury Bonds with rates between 2.375%-4.625% and maturity dates between 1/15/25-2/15/40, with a Principal Amount of $34,652,200 and a Market Value of $42,330,045)	41,500,000	41,500,000
		123,987,000
Total Short-Term Investments (Amortized Cost $703,337,040) (e)	99.8%	703,337,040

Other Assets, Less Liabilities	0.2	1,733,060

Net Assets	100.0%	$705,070,100

†	Percentages indicated are based on Fund net assets.
(a)	Interest rate presented is yield to maturity.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(c)	Floating rate - Rate shown is the rate in effect at January 31, 2011.
(d)
The debt is guaranteed under the Federal Deposit Insurance Corporation (FDIC) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States.  The expiration date of the FDIC's guarantee is the earlier of the maturity date of the debt or June 30, 2012.

(e)	The amortized cost also represents the aggregate cost for federal income tax purposes.

The following is a summary of the fair valuations according to the inputs used as of January 31, 2011, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities
Short-Term Investments
Asset-Backed Commercial Paper	$—	$8,916,036	$—	$8,916,036
Financial Company Commercial Paper	—	80,188,350	—	80,188,350
Government Agency Debt	—	76,194,667	—	76,194,667
Other Commercial Paper	—	300,715,367	—	300,715,367
Other Notes	—	51,211,996	—	51,211,996
Treasury Debt	—	62,123,624	—	62,123,624
Treasury Repurchase Agreements	—	123,987,000	—	123,987,000
Total Investments in Securities	$—	$703,337,040	$—	$703,337,040

For the period ended January 31, 2011, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

At January 31, 2011, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Conservative Allocation Fund
Portfolio of Investments January 31, 2011 unaudited

	Shares	Value
Affiliated Investment Companies 100.1%†
Equity Funds 42.1%
MainStay 130/30 Core Fund Class I	1,880,686	$14,932,643
MainStay 130/30 Growth Fund Class I (a)	34,454	303,883
MainStay 130/30 International Fund Class I	542,588	3,803,540
MainStay Common Stock Fund Class I	919,518	10,703,193
MainStay Epoch Global Choice Fund Class I	161,126	2,428,175
MainStay Epoch U.S. All Cap Fund Class I	653,615	15,706,374
MainStay Growth Equity Fund Class I (a)	15,489	177,505
MainStay ICAP Equity Fund Class I	180,942	6,683,998
MainStay ICAP International Fund Class I	147,269	4,537,343
MainStay ICAP Select Equity Fund Class I	176,904	6,350,861
MainStay International Equity Fund Class I	191,080	2,457,284
MainStay Large Cap Growth Fund Class I (a)	1,597,793	11,791,713
MainStay MAP Fund Class I	453,614	14,828,652
MainStay S&P 500 Index Fund Class I	1,061	31,459
MainStay U.S. Small Cap Fund Class I	243,427	4,152,863

Total Equity Funds (Cost $83,674,832)		98,889,486

Fixed Income Funds 58.0%
MainStay Cash Reserves Fund Class I	976,843	976,843
MainStay Convertible Fund Class I	419,203	6,891,695
MainStay Diversified Income Fund Class I (b)	331,361	2,988,876
MainStay Floating Rate Fund Class I	2,290,587	21,852,203
MainStay Global High Income Fund Class I	112,297	1,307,137
MainStay High Yield Corporate Bond Fund Class I	1,193,202	7,099,549
MainStay High Yield Opportunities Fund Class I	906,175	10,901,282
MainStay Indexed Bond Fund Class I (b)	5,360,877	60,256,257
MainStay Intermediate Term Bond Fund Class I	2,262,360	23,890,523

Total Fixed Income Funds (Cost $130,369,892)		136,164,365

Total Investments (Cost $214,044,724) (c)	100.1%	235,053,851

Other Assets, Less Liabilities	(0.1)	(342,717)

Net Assets	100.0%	$234,711,134

†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing Underlying Fund.
(b)	The Fund's ownership exceeds 5% of the outstanding shares of the Underlying Fund's share class.
(c)	At January 31, 2011, cost is $216,895,312 for federal income tax purposes and net unrealized appreciation is as follows:
Gross unrealized appreciation	$21,084,985
Gross unrealized depreciation	(2,926,446)
Net unrealized appreciation	$18,158,539

The following is a summary of the fair valuations according to the inputs used as of January 31, 2011, for valuing the Fund's assets.

Asset Valuation Inputs
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities
Affiliated Investment Companies
Equity Funds	$98,889,486	$—	$—	$98,889,486
Fixed Income Funds	136,164,365	—	—	136,164,365
Total Investments in Securities	$235,053,851	$—	$—	$235,053,851

For the period ended January 31, 2011, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

At January 31, 2011, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Epoch Global Choice Fund
Portfolio of Investments January 31, 2011 unaudited

		Shares	Value
	Common Stocks 96.7%†
	Aerospace & Defense 5.3%
	Boeing Co. (The)	19,550	$1,358,334
	Rockwell Collins, Inc.	23,900	1,532,946
			2,891,280
	Air Freight & Logistics 2.4%
	TNT N.V.	48,200	1,304,353

	Automobiles 3.0%
¤	Daimler A.G. (a)	22,150	1,620,051

	Beverages 3.0%
¤	InBev N.V.	29,050	1,607,459

	Chemicals 2.5%
	BASF S.E.	17,950	1,380,694

	Commercial Banks 3.4%
	Toronto-Dominion Bank (The)	6,850	512,784
	United Overseas Bank, Ltd.	85,000	1,315,563
			1,828,347
	Communications Equipment 2.2%
	HTC Corp.	36,000	1,213,824

	Computers & Peripherals 2.2%
	Apple, Inc. (a)	3,500	1,187,620

	Electrical Equipment 1.9%
	Alstom S.A.	18,900	1,054,873

	Energy Equipment & Services 1.8%
	Core Laboratories N.V.	10,650	971,919

	Food & Staples Retailing 2.2%
	Carrefour S.A.	23,800	1,166,082

	Health Care Providers & Services 11.3%
¤	Bio-Reference Laboratories, Inc. (a)	69,400	1,602,446
	Fresenius Medical Care A.G. & Co. KGaA	25,800	1,509,574
¤	Laboratory Corp. of America Holdings (a)	18,400	1,654,344
	UnitedHealth Group, Inc.	33,400	1,371,070
			6,137,434
	Household Durables 2.4%
	Tupperware Brands Corp.	28,950	1,324,463

	Insurance 4.3%
¤	MetLife, Inc.	51,000	2,334,270

	Internet Software & Services 3.7%
¤	Yahoo!, Inc. (a)	124,950	2,014,194

	IT Services 2.4%
	Visa, Inc. Class A	18,960	1,324,356

	Machinery 2.5%
	Danaher Corp.	29,100	1,340,346

	Media 9.8%
¤	Comcast Corp. Class A	124,150	2,661,776
	Pearson PLC	80,250	1,316,337
	SES S.A.	56,500	1,361,483
			5,339,596
	Metals & Mining 2.8%
	Barrick Gold Corp.	32,100	1,521,733

	Oil, Gas & Consumable Fuels 5.5%
	Devon Energy Corp.	16,300	1,445,647
	Occidental Petroleum Corp.	15,800	1,527,544
			2,973,191
	Pharmaceuticals 2.9%
¤	Teva Pharmaceutical Industries, Ltd., Sponsored ADR (b)	28,650	1,565,722

	Semiconductors & Semiconductor Equipment 2.4%
	Varian Semiconductor Equipment Associates, Inc. (a)	29,250	1,300,163

	Software 8.3%
¤	Microsoft Corp.	113,600	3,149,560
	Oracle Corp.	43,130	1,381,454
			4,531,014
	Textiles, Apparel & Luxury Goods 2.1%
	LVMH Moet Hennessy Louis Vuitton S.A.	7,350	1,147,714

	Wireless Telecommunication Services 6.4%
	China Mobile, Ltd., Sponsored ADR (b)	31,400	1,542,996
¤	Vodafone Group PLC	691,500	1,942,316
			3,485,312
	Total Common Stocks (Cost $48,417,354)		52,566,010

		Principal Amount	Value
	Short-Term Investment 1.8%
	Repurchase Agreement 1.8%
	State Street Bank and Trust Co. 0.01%, dated 1/31/11 due 2/1/11 Proceeds at Maturity $1,005,203 (Collateralized by a United States Treasury Note with a rate of 3.125% and a maturity date of 4/30/17, with a Principal Amount of $980,000 and a Market Value of $1,027,334)	$1,005,203	1,005,203

	Total Short-Term Investment (Cost $1,005,203)		1,005,203

	Total Investments (Cost $49,422,557) (c)	98.5%	53,571,213

	Other Assets, Less Liabilities	1.5	804,593

	Net Assets	100.0%	$54,375,806

¤
Among the Fund's 10 largest holdings, as of January 31, 2011, excluding short-term investment.  Any of the ten largest holdings may be a security traded on more than one exchange.  May be subject to change daily.

†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing security.
(b)	ADR - American Depositary Receipt.
(c)	At January 31, 2011, cost is $49,898,914 for federal income tax purposes and net unrealized appreciation is as follows:
Gross unrealized appreciation	$4,902,451
Gross unrealized depreciation	(1,230,152)
Net unrealized appreciation	$3,672,299

The following is a summary of the fair valuations according to the inputs used as of January 31, 2011, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$52,566,010	$—	$—	$52,566,010
Short-Term Investment
Repurchase Agreement	—	1,005,203	—	1,005,203
Total Investments in Securities	$52,566,010	$1,005,203	$—	$53,571,213
(a)  For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2011, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2010	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of January 31, 2011	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at January 31, 2011
Common Stock
Aerospace & Defense	$14,577	$-	$-	$(232)	$-	$(14,345)	$-	$-	$-	$-
Total	$14,577	$-	$-	$(232)	$-	$(14,345)	$-	$-	$-	$-

As of January 31, 2011, the Fund held the following foreign currencies:
		Currency		Cost			Value
Brazilian Real	BRL	168,697	USD	101,046		USD	101,201
Canadian Dollar	CAD	44,616		45,038			44,555
Euro	EUR	73,234		100,202			100,268
Japanese Yen	YEN	1,205,280		13,467			14,684
New Taiwan Dollar	TWD	1		—	(a)		—	(a)
Pound Sterling	GBP	75,233		119,275			120,512
South Korean Won	KRW	10,489,518		8,807			9,355
Swiss Franc	CHF	84,448		87,602			89,458
Total			USD	475,437		USD	480,033
(a) Less than one dollar.

MainStay Epoch Global Equity Yield Fund
Portfolio of Investments January 31, 2011 unaudited

		Shares	Value
	Common Stocks 95.2%†
	Australia 1.7%
	BHP Billiton, Ltd., Sponsored ADR (Metals & Mining) (a)	43,900	$3,908,417
	JB Hi-Fi, Ltd. (Specialty Retail)	143,500	2,637,010
	Westpac Banking Corp. (Commercial Banks)	128,602	2,946,360
			9,491,787
	Belgium 2.1%
	InBev N.V. (Beverages)	140,000	7,746,789
	Mobistar S.A. (Wireless Telecommunication Services)	64,500	4,027,387
			11,774,176
	Brazil 0.9%
	CPFL Energia S.A. (Electric Utilities)	200,300	4,931,349

	Canada 3.1%
¤	BCE, Inc. (Diversified Telecommunication Services)	281,600	10,227,984
	Rogers Communications, Inc. Class B (Wireless Telecommunication Services)	131,650	4,597,594
	Shaw Communications, Inc. (Media)	114,500	2,417,267
			17,242,845
	Finland 0.5%
	Fortum Oyj (Electric Utilities)	91,600	2,821,819

	France 7.3%
	Air Liquide S.A.	23,933	2,989,414
¤	France Telecom S.A. (Diversified Telecommunication Services)	434,900	9,500,300
	SCOR SE (Insurance)	167,100	4,624,889
	Total S.A. (Oil, Gas & Consumable Fuels)	131,200	7,673,003
	Vinci S.A. (Construction & Engineering)	130,500	7,555,235
	Vivendi S.A. (Media)	277,000	7,939,696
			40,282,537
	Germany 3.1%
	BASF SE (Chemicals)	75,700	5,822,758
	Daimler A.G. (Automobiles) (b)	79,400	5,807,317
	Muenchener Rueckversicherungs-Gesellschaft A.G. Registered (Insurance)	35,470	5,555,694
			17,185,769
	Hong Kong 0.5%
	China Mobile, Ltd., Sponsored ADR (Wireless Telecommunication Services) (a)	53,000	2,604,420

	Italy 0.9%
	Terna S.p.A. (Electric Utilities)	1,160,600	5,069,024

	Norway 1.5%
	Orkla ASA (Industrial Conglomerates)	274,700	2,473,318
	StatoilHydro ASA, Sponsored ADR (Oil, Gas & Consumable Fuels) (a)	239,200	5,841,264
			8,314,582
	Philippines 0.5%
	Philippine Long Distance Telephone Co., Sponsored ADR (Wireless Telecommunication Services) (a)	44,231	2,463,667

	Spain 1.6%
¤	Telefonica S.A. (Diversified Telecommunication Services)	354,100	8,893,952

	Sweden 0.5%
	Assa Abloy AB (Building Products)	95,000	2,585,024

	Switzerland 4.4%
	Nestle S.A. Registered (Food Products)	160,200	8,663,358
	Roche Holding A.G., Genusscheine (Pharmaceuticals)	27,100	4,122,415
¤	Swisscom A.G. (Diversified Telecommunication Services)	25,600	11,294,915
			24,080,688
	Taiwan 2.6%
	HTC Corp. (Communications Equipment)	163,600	5,516,158
	Quanta Computer, Inc. (Computers & Peripherals)	1,905,000	4,034,974
	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR (Semiconductors & Semiconductor Equipment) (a)	378,500	4,946,995
			14,498,127
	United Kingdom 19.8%
	AstraZeneca PLC, Sponsored ADR (Pharmaceuticals) (a)	165,600	8,097,840
	BAE Systems PLC (Aerospace & Defense)	1,228,900	6,732,318
	British American Tobacco PLC (Tobacco)	68,700	2,536,586
	Compass Group PLC (Hotels, Restaurants & Leisure)	423,500	3,768,421
¤	Diageo PLC, Sponsored ADR (Beverages) (a)	124,000	9,523,200
	Firstgroup PLC (Road & Rail)	1,357,100	8,132,452
	Imperial Tobacco Group PLC (Tobacco)	310,900	8,884,593
	Meggitt PLC (Aerospace & Defense)	694,800	3,951,028
¤	National Grid PLC (Multi-Utilities)	1,010,310	8,941,470
	Next PLC (Multiline Retail)	114,500	3,626,053
¤	Pearson PLC (Media)	559,700	9,180,730
	Reckitt Benckiser Group PLC (Household Products)	48,100	2,615,814
	Royal Dutch Shell PLC Class A, ADR (Oil, Gas & Consumable Fuels) (a)	124,000	8,802,760
	Scottish & Southern Energy PLC (Electric Utilities)	281,900	5,233,600
	Unilever PLC (Food Products)	85,800	2,495,888
	United Utilities Group PLC (Multi-Utilities)	416,959	3,630,069
¤	Vodafone Group PLC (Wireless Telecommunication Services)	3,603,100	10,120,549
	WM Morrison Supermarkets PLC (Food & Staples Retailing)	587,950	2,509,918
			108,783,289
	United States 44.2%
	Abbott Laboratories (Pharmaceuticals)	63,300	2,858,628
	Altria Group, Inc. (Tobacco)	311,700	7,328,067
	Arthur J. Gallagher & Co. (Insurance)	185,800	5,514,544
	AT&T, Inc. (Diversified Telecommunication Services)	216,655	5,962,345
	Automatic Data Processing, Inc. (IT Services)	65,200	3,123,080
	Bemis Co., Inc. (Containers & Packaging)	83,900	2,730,945
	Bristol-Myers Squibb Co. (Pharmaceuticals)	233,500	5,879,530
¤	CenturyLink, Inc. (Diversified Telecommunication Services)	221,300	9,569,012
	Chevron Corp. (Oil, Gas & Consumable Fuels)	42,700	4,053,511
	CMS Energy Corp. (Multi-Utilities)	207,200	4,040,400
	Coca-Cola Co. (The) (Beverages)	47,300	2,972,805
	Coca-Cola Enterprises, Inc. (Beverages)	115,600	2,908,496
	Comcast Corp. Class A (Media)	201,800	4,326,592
	ConocoPhillips (Oil, Gas & Consumable Fuels)	41,600	2,972,736
	Diamond Offshore Drilling, Inc. (Energy Equipment & Services)	71,700	5,141,607
	DPL, Inc. (Electric Utilities)	96,100	2,515,898
	Duke Energy Corp. (Electric Utilities)	300,650	5,375,622
	E.I. du Pont de Nemours & Co. (Chemicals)	109,500	5,549,460
	Emerson Electric Co. (Electrical Equipment)	49,200	2,896,896
	Enterprise Products Partners, L.P. (Oil, Gas & Consumable Fuels)	63,400	2,761,704
	Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	56,100	4,526,148
	Genuine Parts Co. (Distributors)	62,600	3,239,550
	H.J. Heinz Co. (Food Products)	58,800	2,793,000
	Honeywell International, Inc. (Aerospace & Defense)	91,600	5,130,516
	Johnson & Johnson (Pharmaceuticals)	119,400	7,136,538
	Kellogg Co. (Food Products)	66,000	3,319,800
	Kimberly-Clark Corp. (Household Products)	95,400	6,175,242
	Kinder Morgan Energy Partners, L.P. (Oil, Gas & Consumable Fuels)	80,900	5,790,013
	Lorillard, Inc. (Tobacco)	97,700	7,350,948
	McDonald's Corp. (Hotels, Restaurants & Leisure)	38,500	2,836,295
	Merck & Co., Inc. (Pharmaceuticals)	105,200	3,489,484
	Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	153,000	5,579,910
	Microsoft Corp. (Software)	244,200	6,770,445
	Nicor, Inc. (Gas Utilities)	82,400	4,158,728
	NiSource, Inc. (Multi-Utilities)	424,600	7,906,052
	NSTAR (Multi-Utilities)	57,300	2,485,674
	NYSE Euronext (Diversified Financial Services)	96,900	3,082,389
	Oracle Corp. (Software)	194,200	6,220,226
	PepsiCo, Inc. (Beverages)	42,700	2,746,037
¤	Philip Morris International, Inc. (Tobacco)	170,500	9,759,420
	Pitney Bowes, Inc. (Commercial Services & Supplies)	243,800	5,919,464
	Progress Energy, Inc. (Electric Utilities)	57,600	2,587,392
	Regal Entertainment Group Class A (Media)	368,200	4,477,312
	Reynolds American, Inc. (Tobacco)	100,700	3,203,267
	SCANA Corp. (Multi-Utilities)	69,100	2,920,857
	Southern Co. (The) (Electric Utilities)	136,600	5,138,892
	Spectra Energy Corp. (Oil, Gas & Consumable Fuels)	112,200	2,943,006
	TECO Energy, Inc. (Multi-Utilities)	285,400	5,254,214
	Travelers Cos., Inc. (The) (Insurance)	53,000	2,981,780
	Tupperware Brands Corp. (Household Durables)	113,300	5,183,475
	Vectren Corp. (Multi-Utilities)	146,900	3,891,381
	Verizon Communications, Inc. (Diversified Telecommunication Services)	197,600	7,038,512
	Waste Management, Inc. (Commercial Services & Supplies)	69,800	2,643,326
			243,161,171
	Total Common Stocks (Cost $466,121,271)		524,184,226

	Preferred Stock 0.7%
	United States 0.7%
	MetLife, Inc. 6.50% (Insurance)	159,100	3,944,089

	Total Preferred Stock (Cost $3,744,348)		3,944,089

		Principal Amount	Value
	Short-Term Investment 3.3%
	Repurchase Agreement 3.3%
	United States 3.3%
	State Street Bank and Trust Co. 0.01%, dated 1/31/11 due 2/1/11 Proceeds at Maturity $18,181,334 (Collateralized by a United States Treasury Note with a rate of 1.375% and a maturity date of 5/15/13, with a Principal Amount of $18,205,000 and a Market Value of $18,549,075) (Capital Markets)	$18,181,329	18,181,329

	Total Short-Term Investment (Cost $18,181,329)		18,181,329

	Total Investments (Cost $488,046,948) (c)	99.2%	546,309,644

	Other Assets, Less Liabilities	0.8	4,340,613

	Net Assets	100.0%	$550,650,257

¤
Among the Fund's 10 largest holdings, as of January 31, 2011, excluding short-term investment.  Any of the ten largest holdings may be a security traded on more than one exchange.  May be subject to change daily.

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	ADR - American Depositary Receipt.
(b)	Non-income producing security.
(c)	At January 31, 2011, cost is $488,341,911 for federal income tax purposes and net unrealized appreciation is as follows:
Gross unrealized appreciation	$65,878,326
Gross unrealized depreciation	(7,910,593)
Net unrealized appreciation	$57,967,733

The following is a summary of the fair valuations according to the inputs used as of January 31, 2011, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$524,184,226	$—	$—	$524,184,226
Preferred Stocks	3,944,089	—	—	3,944,089
Short-Term Investment
Repurchase Agreement	—	18,181,329	—	18,181,329
Total Investments in Securities	$528,128,315	$18,181,329	$—	$546,309,644

(a)  For a complete listing of investments and their industries, see the Portfolio of Investments.

For the period ended January 31, 2011, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

At January 31, 2011, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Epoch International Small Cap Fund
Portfolio of Investments January 31, 2011 unaudited

		Shares	Value
	Common Stocks 95.4%†
	Australia 1.8%
	Centamin Egypt, Ltd. (Metals & Mining) (a)	927,400	$2,083,837
	Domino's Pizza Enterprises, Ltd. (Hotels, Restaurants & Leisure)	50,900	305,361
	SAI Global, Ltd. (Professional Services)	302,124	1,406,051
			3,795,249
	Austria 1.9%
	Andritz A.G. (Machinery)	24,900	2,124,263
	bwin Interactive Entertainment A.G. (Hotels, Restaurants & Leisure)	13,700	508,793
	Vienna Insurance Group (Insurance)	21,850	1,188,710
			3,821,766
	Belgium 1.1%
	Telenet Group Holding N.V. (Diversified Telecommunication Services) (a)	59,702	2,349,645

	Bermuda 2.7%
	Dockwise, Ltd. (Energy Equipment & Services) (a)	51,750	1,456,040
	Huabao International Holdings, Ltd. (Chemicals)	393,000	578,664
	Lancashire Holdings, Ltd. (Insurance)	116,800	1,039,319
	Man Wah Holdings, Ltd. (Household Durables)	1,239,600	1,949,234
	Peace Mark Holdings, Ltd. (Textiles, Apparel & Luxury Goods) (a)(b)(c)	1,118,750	1,435
	Ship Finance International, Ltd. (Oil, Gas & Consumable Fuels)	26,900	538,269
			5,562,961
	Brazil 5.9%
	Banco ABC Brasil S.A. (Commercial Banks)	142,000	1,150,005
	BR Properties S.A. (Real Estate Management & Development)	93,100	936,613
	Diagnosticos da America S.A. (Health Care Providers & Services)	236,900	2,877,846
	Kroton Educacional S.A. (Diversified Consumer Services) (a)	30,900	429,684
	Localiza Rent a Car S.A. (Road & Rail)	229,600	3,450,301
	Mills Estruturas e Servicos de Engenharia S.A. (Trading Companies & Distributors)	128,600	1,611,598
	Rossi Residencial S.A. (Household Durables)	67,950	534,404
	Sul America S.A. (Insurance)	61,800	682,527
	Tegma Gestao Logistica S.A. (Road & Rail)	27,950	359,823
			12,032,801
	British Virgin Islands 0.6%
	Mail.ru Group, Ltd. (Internet Software & Services) (a)	1,700	60,520
	Playtech, Ltd. (Software)	184,300	1,133,649
			1,194,169
	Canada 7.0%
¤	Crew Energy, Inc. (Oil, Gas & Consumable Fuels) (a)	197,600	3,968,379
	Detour Gold Corp. (Metals & Mining) (a)	21,300	555,818
	Methanex Corp. (Chemicals)	66,000	1,794,098
	Migao Corp. (Chemicals) (a)	59,700	484,707
	Paramount Resources, Ltd. (Oil, Gas & Consumable Fuels) (a)	59,550	1,835,830
	Sherritt International Corp. (Metals & Mining)	52,900	461,723
	Sino-Forest Corp. (Paper & Forest Products) (a)	135,450	2,946,124
	SouthGobi Resources, Ltd. (Oil, Gas & Consumable Fuels) (a)	137,650	1,969,865
	Westport Innovations, Inc. (Machinery) (a)	23,027	361,036
			14,377,580
	Cayman Islands 1.2%
	China Shanshui Cement Group (Construction Materials)	812,000	633,215
	Little Sheep Group, Ltd. (Hotels, Restaurants & Leisure)	614,000	381,159
	Shenguan Holdings Group, Ltd. (Food Products)	1,090,000	1,462,346
			2,476,720
	China 2.1%
	Dalian Port PDA Co., Ltd. (Transportation Infrastructure)	2,162,426	884,757
	Shandong Weigao Group Medical Polymer Co., Ltd. (Health Care Equipment & Supplies)	130,000	336,811
	Zhuzhou CSR Times Electric Co., Ltd. (Electrical Equipment)	816,000	3,139,810
			4,361,378
	Denmark 0.4%
	Pandora A/S (Textiles, Apparel & Luxury Goods) (a)	13,350	852,076

	France 8.4%
	Alten, Ltd. (IT Services)	103,400	3,595,882
	Altran Technologies S.A. (IT Services) (a)	366,300	1,805,973
	EDF Energies Nouvelles S.A. (Independent Power Producers & Energy Traders)	11,075	479,237
	Eurazeo (Diversified Financial Services)	6,935	511,119
	Guyenne et Gascogne S.A. (Food & Staples Retailing)	3,300	415,674
	IPSOS (Media)	61,200	2,971,683
	Mersen (Electrical Equipment)	48,700	2,566,421
¤	Rhodia S.A. (Chemicals)	147,750	4,405,919
	Saft Groupe S.A. (Electrical Equipment)	11,150	422,869
			17,174,777
	Germany 4.2%
	Asian Bamboo A.G. (Food Products)	55,250	2,949,042
	Axel Springer A.G. (Media)	13,808	2,194,897
	GFK SE (Media)	10,100	522,507
	Hamburger Hafen und Logistik A.G. (Transportation Infrastructure)	19,455	860,236
	Morphosys A.G. (Life Sciences Tools & Services) (a)	53,450	1,405,809
	Software A.G. (Software)	4,700	741,634
			8,674,125
	Hong Kong 1.2%
	Sinotrans Shipping, Ltd. (Marine)	670,500	245,956
	Television Broadcasts, Ltd. (Media)	288,000	1,547,742
	Vitasoy International Holdings, Ltd. (Food Products)	782,000	689,057
			2,482,755
	Italy 7.5%
	Amplifon S.p.A (Health Care Providers & Services)	292,650	1,481,521
	Astaldi S.p.A (Construction & Engineering)	48,148	307,855
	Danieli & Co. S.p.A. (Machinery)	77,400	1,312,996
	Exor S.p.A (Diversified Financial Services)	68,514	2,112,510
¤	Maire Tecnimont S.p.A (Construction & Engineering)	889,950	4,240,294
	Mediolanum S.p.A. (Insurance)	161,350	821,242
	Safilo Group S.p.A. (Textiles, Apparel & Luxury Goods) (a)	126,500	2,147,649
	Tod's S.p.A. (Textiles, Apparel & Luxury Goods)	28,469	2,915,580
			15,339,647
	Japan 11.8%
	Air Water, Inc. (Chemicals)	72,160	946,836
	Daibiru Corp. (Real Estate Management & Development)	51,000	434,320
	Daicel Chemical Industries, Ltd. (Chemicals)	87,000	632,785
	House Foods Corp. (Food Products)	61,200	1,011,798
	Japan Retail Fund Investment Corp. (Real Estate Investment Trusts)	202	370,875
¤	JGC Corp. (Construction & Engineering)	170,750	4,160,575
	Kansai Paint Co., Ltd. (Chemicals)	172,440	1,771,039
	McDonald's Holdings Co. Japan, Ltd. (Hotels, Restaurants & Leisure)	46,000	1,122,539
¤	Nabtesco Corp. (Machinery)	177,000	4,168,385
	NET One Systems Co., Ltd. (IT Services)	500	788,255
	Nifco, Inc. /Japan (Auto Components)	65,650	1,754,826
	Oracle Corp. Japan (Software)	24,000	1,097,953
	ORIX Corp. (Diversified Financial Services)	8,500	838,816
	Santen Pharmaceutical Co., Ltd. (Pharmaceuticals)	18,000	646,053
	Sawai Pharmaceutical Co., Ltd. (Pharmaceuticals)	15,600	1,362,719
	Sysmex Corp. (Health Care Equipment & Supplies)	46,453	3,033,481
			24,141,255
	Luxembourg 2.8%
¤	Acergy S.A. (Energy Equipment & Services)	197,651	4,808,319
	L'Occitane International S.A. (Specialty Retail) (a)	326,700	871,574
			5,679,893
	Netherlands 4.8%
	Core Laboratories N.V. (Energy Equipment & Services)	25,700	2,345,382
	Imtech N.V. (Construction & Engineering)	26,800	983,929
	SBM Offshore N.V. (Energy Equipment & Services)	59,171	1,410,454
	Ten Cate N.V. (Textiles, Apparel & Luxury Goods)	31,415	1,118,308
	USG People N.V. (Professional Services) (a)	187,100	3,944,987
			9,803,060
	Norway 0.3%
	Marine Harvest A.S.A. (Food Products)	564,750	635,605

	Republic of Korea 0.8%
	Glovis Co., Ltd. (Air Freight & Logistics) (a)	11,276	1,568,765

	Spain 1.3%
	Construcciones y Auxiliar de Ferrocarriles S.A. (Machinery)	400	217,065
	Ebro Puleva S.A. (Food Products)	29,341	611,823
	Obrascon Huarte Lain S.A. (Construction & Engineering)	58,590	1,881,927
			2,710,815
	Sweden 0.4%
	Rezidor Hotel Group AB (Hotels, Restaurants & Leisure) (a)	148,550	886,742

	Switzerland 5.8%
	Clariant A.G. (Chemicals) (a)	123,600	2,182,640
	EFG International A.G. (Capital Markets)	50,600	699,502
	Helvetia Holding A.G. (Insurance)	2,650	1,082,879
	Partners Group Holding A.G. (Capital Markets)	5,250	910,408
	Sulzer A.G. (Machinery)	15,600	2,158,220
¤	Temenos Group A.G. Registered (Software) (a)	123,074	4,823,875
			11,857,524
	Taiwan 1.3%
	Clevo Co. (Computers & Peripherals)	545,000	1,201,288
	Far EasTone Telecommunications Co., Ltd. (Wireless Telecommunication Services)	255,000	382,032
	First Steamship Co., Ltd. (Marine)	198,000	415,974
	Tong Yang Industry Co., Ltd. (Auto Components)	513,000	680,219
			2,679,513
	United Kingdom 20.1%
¤	Afren PLC (Oil, Gas & Consumable Fuels) (a)	2,254,250	5,243,131
	Aggreko PLC (Commercial Services & Supplies)	39,200	901,073
¤	Ashtead Group PLC (Trading Companies & Distributors)	1,600,000	4,254,515
	Bovis Homes Group PLC (Household Durables) (a)	77,500	543,127
	Charter International PLC (Machinery)	32,400	419,092
	Cookson Group PLC (Industrial Conglomerates) (a)	268,550	2,858,526
	CPP Group PLC (Commercial Services & Supplies)	89,500	430,097
	Domino's Pizza UK & IRL PLC (Hotels, Restaurants & Leisure)	225,700	1,952,303
	Homeserve PLC (Commercial Services & Supplies)	390,565	2,740,245
	Informa PLC (Media)	206,897	1,428,080
¤	Intermediate Capital Group PLC (Capital Markets)	776,000	4,223,836
	Intertek Group PLC (Professional Services)	80,900	2,250,973
	ITV PLC (Media) (a)	502,750	625,742
	London Stock Exchange Group PLC (Diversified Financial Services)	24,550	332,693
	Meggitt PLC (Aerospace & Defense)	357,700	2,034,086
	Millennium & Copthorne Hotels PLC (Hotels, Restaurants & Leisure)	336,850	3,124,187
	Misys PLC (Software) (a)	276,200	1,501,169
	Mothercare PLC (Multiline Retail)	88,650	763,982
	Restaurant Group PLC (Hotels, Restaurants & Leisure)	346,850	1,580,687
	Sthree PLC (Professional Services)	528,349	3,142,446
	TUI Travel PLC (Hotels, Restaurants & Leisure)	234,800	951,570
			41,301,560
	Total Common Stocks (Cost $142,888,971)		195,760,381

	Preferred Stocks 2.5%
	Germany 2.5%
	Jungheinrich A.G. 0.54% (Machinery)	38,300	1,441,009
	ProSiebenSat.1 Media A.G. 0.09% (Media)	123,350	3,788,928

	Total Preferred Stocks (Cost $2,972,702)		5,229,937

	Unaffiliated Investment Company 0.3%
	Australia 0.3%
	Australian Infrastructure Fund (Transportation Infrastructure)	320,650	605,535

	Total Unaffiliated Investment Company (Cost $577,858)		605,535

		Principal Amount	Value
	Short-Term Investment 1.9%
	Repurchase Agreement 1.9%
	United States 1.9%
	State Street Bank and Trust Co. 0.01%, dated 1/31/11 due 2/1/11 Proceeds at Maturity $3,845,543 (Collateralized by a United States Treasury Note with a rate of 1.375% and a maturity date of 5/15/13, with a Principal Amount of $3,850,000 and a Market Value of $3,922,765) (Capital Markets)	$3,845,542	3,845,542

	Total Short-Term Investment (Cost $3,845,542)		3,845,542

	Total Investments (Cost $150,285,073) (d)	100.1%	205,441,395

	Other Assets, Less Liabilities	(0.1)	(255,140)

	Net Assets	100.0%	$205,186,255
¤
Among the Fund's 10 largest holdings, as of January 31, 2011, excluding short-term investment.  Any of the ten largest holdings may be a security traded on more than one exchange.  May be subject to change daily.

†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing security.
(b)	Illiquid security - The total market value of this security at January 31, 2011 is $1,435, which represents less than one-tenth of a percent of the Fund's net assets.
(c)	Fair valued security - The total market value of this security at January 31, 2011 is $1,435, which represents less than one-tenth of a percent of the Fund's net assets.
(d)	At January 31, 2011, cost is $155,396,716 for federal income tax purposes and net unrealized appreciation is as follows:
Gross unrealized appreciation	$57,294,953
Gross unrealized depreciation	(7,250,274)
Net unrealized appreciation	$50,044,679

The following is a summary of the fair valuations according to the inputs used as of January 31, 2011, for valuing the Fund's assets. Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks (b)	$195,758,946	$—	$1,435	$195,760,381
Preferred Stocks	5,229,937	—	—	5,229,937
Unaffiliated Investment Company	605,535	—	—	605,535
Short-Term Investment
Repurchase Agreement	—	3,845,542	—	3,845,542
Total Investments in Securities	$201,594,418	$3,845,542	$1,435	$205,441,395
(a) For a complete listing of investments and their industries, see the Portfolio of Investments.
(b) The level 3 security valued at $1,435 is held under Bermuda in the Textiles, Apparel & Luxury Goods industry within the Common Stocks section of the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2011, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

The Fund recognizes transfers between the levels as of the beginning of the period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2010	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of January 31, 2011	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at January 31, 2011
Common Stock
Bermuda	$1,443	$-	$-	$(8)	$-	$-	$-	$-	$1,435	$(8)
Total	$1,443	$-	$-	$(8)	$-	$-	$-	$-	$1,435	$(8)

As of January 31, 2011, the Fund held the following foreign currencies:
		Currency		Cost			Value
Brazilian Real	BRL	103,792	USD	62,027		USD	62,265
Canadian Dollar	CAD	1,709		1,720			1,706
Euro	EUR	63,867		86,917			87,444
Hong Kong Dollar	HKD	226,202		29,052			29,013
Japanese Yen	JPY	8,661,705		104,895			105,528
New Taiwan Dollar	TWD	2		—	(a)		—	(a)
Norwegian Krone	NOK	21,178		3,612			3,667
Pound Sterling	GBP	180,283		285,850			288,786
South Korean Won	KRW	43		—	(a)		—	(a)
Swedish Krona	SEK	48		7			7
Total			USD	574,080		USD	578,416

(a) Less than one dollar.

MainStay Epoch U.S. All Cap Fund
Portfolio of Investments January 31, 2011 unaudited

		Shares	Value
	Common Stocks 96.8%†
	Aerospace & Defense 3.4%
	Boeing Co. (The)	174,950	$12,155,526
	Rockwell Collins, Inc.	155,350	9,964,149
			22,119,675
	Auto Components 1.1%
	Dana Holding Corp. (a)	380,450	6,817,664

	Building Products 1.5%
	Masco Corp.	722,450	9,623,034

	Capital Markets 6.3%
¤	Ameriprise Financial, Inc.	312,700	19,277,955
¤	Franklin Resources, Inc.	125,800	15,177,770
	TD Ameritrade Holding Corp.	298,300	6,091,286
			40,547,011
	Chemicals 4.6%
	E.I. du Pont de Nemours & Co.	254,850	12,915,798
¤	Praxair, Inc.	182,150	16,947,236
			29,863,034
	Commercial Banks 1.0%
	PNC Financial Services Group, Inc.	105,450	6,327,000

	Commercial Services & Supplies 1.9%
	Waste Management, Inc.	324,850	12,302,070

	Computers & Peripherals 3.3%
	Apple, Inc. (a)	37,450	12,707,534
	Dell, Inc. (a)	631,100	8,305,276
			21,012,810
	Consumer Finance 1.3%
	American Express Co.	196,800	8,537,184

	Distributors 2.0%
	Genuine Parts Co.	252,900	13,087,575

	Diversified Consumer Services 0.6%
	Service Corp. International	438,500	3,801,795

	Diversified Financial Services 2.1%
	NYSE Euronext	417,450	13,279,085

	Electronic Equipment & Instruments 2.0%
	Corning, Inc.	591,660	13,140,769

	Energy Equipment & Services 4.2%
	Cameron International Corp. (a)	191,833	10,224,699
	Dril-Quip, Inc. (a)	54,850	4,230,032
	National-Oilwell Varco, Inc.	171,000	12,636,900
			27,091,631
	Food Products 1.8%
	Corn Products International, Inc.	246,700	11,380,271

	Gas Utilities 2.1%
	ONEOK, Inc.	235,250	13,853,873

	Health Care Providers & Services 7.2%
	Aetna, Inc.	293,600	9,671,184
	DaVita, Inc. (a)	139,700	10,316,845
¤	Laboratory Corp. of America Holdings (a)	181,900	16,354,629
	UnitedHealth Group, Inc.	247,450	10,157,822
			46,500,480
	Hotels, Restaurants & Leisure 1.3%
	International Game Technology	487,900	8,377,243

	Household Durables 2.0%
	KB Home	226,100	3,355,324
	Tupperware Brands Corp.	208,216	9,525,882
			12,881,206
	Insurance 4.4%
	Everest Re Group, Ltd.	122,100	10,290,588
¤	MetLife, Inc.	399,316	18,276,693
			28,567,281
	Internet Software & Services 1.3%
	Yahoo!, Inc. (a)	506,750	8,168,810

	IT Services 2.5%
	Computer Sciences Corp.	123,100	6,559,999
	Visa, Inc. Class A	140,450	9,810,432
			16,370,431
	Life Sciences Tools & Services 1.9%
	Thermo Fisher Scientific, Inc. (a)	217,900	12,479,133

	Machinery 1.5%
	Wabtec Corp.	180,932	9,806,514

	Media 2.3%
¤	Comcast Corp. Class A	684,600	14,677,824

	Multi-Utilities 1.8%
	Wisconsin Energy Corp.	188,600	11,370,694

	Oil, Gas & Consumable Fuels 8.2%
¤	Devon Energy Corp.	200,750	17,804,517
¤	ExxonMobil Corp.	268,500	21,662,580
	Occidental Petroleum Corp.	138,007	13,342,517
			52,809,614
	Pharmaceuticals 3.6%
	Abbott Laboratories	205,500	9,280,380
	Endo Pharmaceuticals Holdings, Inc. (a)	411,950	13,684,979
			22,965,359
	Real Estate Investment Trusts 1.0%
	Ventas, Inc.	117,400	6,511,004

	Road & Rail 1.2%
	Con-Way, Inc.	235,500	8,011,710

	Semiconductors & Semiconductor Equipment 4.3%
	MEMC Electronic Materials, Inc. (a)	652,950	7,241,216
¤	Texas Instruments, Inc.	442,498	15,005,107
	Varian Semiconductor Equipment Associates, Inc. (a)	123,200	5,476,240
			27,722,563
	Software 6.3%
	Electronic Arts, Inc. (a)	288,850	4,503,172
¤	Microsoft Corp.	811,050	22,486,361
	Oracle Corp.	429,350	13,752,080
			40,741,613
	Specialty Retail 4.3%
	GameStop Corp. Class A (a)	540,280	11,383,700
	Staples, Inc.	285,700	6,373,967
	TJX Cos., Inc.	210,450	9,973,225
			27,730,892
	Textiles, Apparel & Luxury Goods 1.5%
	Warnaco Group, Inc. (The) (a)	185,400	9,470,232

	Thrifts & Mortgage Finance 1.0%
	Hudson City Bancorp, Inc.	585,147	6,424,914

	Total Common Stocks (Cost $524,542,257)		624,371,998

	Exchange Traded Funds 1.7% (b)
	iShares Russell 1000 Index Fund	15,929	1,138,605
	iShares Russell 3000 Index Fund	126,750	9,701,445

	Total Exchange Traded Funds (Cost $10,755,188)		10,840,050

		Principal Amount	Value
	Short-Term Investment 2.1%
	Repurchase Agreement 2.1%
	State Street Bank and Trust Co. 0.01%, dated 1/31/11 due 2/1/11 Proceeds at Maturity $13,244,177 (Collateralized by a United States Treasury Note with a rate of 1.375% and a maturity date of 5/15/13 with a Principal Amount of $13,260,000 and a Market Value of $13,510,614)	$13,244,173	13,244,173

	Total Short-Term Investment (Cost $13,244,173)		13,244,173

	Total Investments (Cost $548,541,618) (c)	100.6%	648,456,221

	Other Assets, Less Liabilities	(0.6)	(3,728,230)

	Net Assets	100.0%	$644,727,991

¤	Among the Fund's 10 largest holdings, as of January 31, 2011, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing security.
(b)	Exchange Traded Fund - An investment vehicle that represents a basket of securities that is traded on an exchange.
(c)	At January 31, 2011, cost is $548,813,855 for federal income tax purposes and net unrealized appreciation is as follows:
Gross unrealized appreciation	$108,326,599
Gross unrealized depreciation	(8,684,233)
Net unrealized appreciation	$99,642,366

The following is a summary of the fair valuations according to the inputs used as of January 31, 2011, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$624,371,998	$—	$—	$624,371,998
Exchange Traded Funds	10,840,050	—	—	10,840,050
Short-Term Investment
Repurchase Agreement	—	13,244,173	—	13,244,173
Total Investments in Securities	$635,212,048	$13,244,173	$—	$648,456,221
(a)  For a complete listing of investments and their industries, see the Portfolio of Investments.

For the period ended January 31, 2011, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

At January 31, 2011, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Epoch U.S. Equity Fund
Portfolio of Investments January 31, 2011 unaudited

		Shares	Value
	Common Stocks 93.4%†
	Aerospace & Defense 3.9%
¤	Boeing Co. (The)	91,150	$6,333,102
	Rockwell Collins, Inc.	59,600	3,822,744
			10,155,846
	Capital Markets 6.7%
¤	Ameriprise Financial, Inc.	130,050	8,017,582
¤	Franklin Resources, Inc.	57,100	6,889,115
	TD Ameritrade Holding Corp.	119,350	2,437,127
			17,343,824
	Chemicals 4.7%
	E.I. du Pont de Nemours & Co.	103,150	5,227,642
¤	Praxair, Inc.	73,150	6,805,876
			12,033,518
	Commercial Banks 1.0%
	PNC Financial Services Group, Inc.	42,200	2,532,000

	Commercial Services & Supplies 2.2%
	Waste Management, Inc.	152,850	5,788,429

	Computers & Peripherals 3.2%
	Apple, Inc. (a)	14,680	4,981,218
	Dell, Inc. (a)	254,650	3,351,194
			8,332,412
	Consumer Finance 1.3%
	American Express Co.	79,300	3,440,034

	Distributors 1.1%
	Genuine Parts Co.	57,100	2,954,925

	Diversified Financial Services 1.7%
	NYSE Euronext	136,500	4,342,065

	Diversified Telecommunication Services 1.1%
	Qwest Communications International, Inc.	404,498	2,884,071

	Electronic Equipment & Instruments 2.1%
	Corning, Inc.	242,202	5,379,306

	Energy Equipment & Services 3.7%
	Cameron International Corp. (a)	77,620	4,137,146
	National Oilwell Varco, Inc.	71,450	5,280,155
			9,417,301
	Health Care Providers & Services 7.8%
	Aetna, Inc.	128,740	4,240,696
¤	DaVita, Inc. (a)	87,900	6,491,415
	Laboratory Corp. of America Holdings (a)	59,600	5,358,636
	UnitedHealth Group, Inc.	100,050	4,107,052
			20,197,799
	Hotels, Restaurants & Leisure 1.3%
	International Game Technology	192,350	3,302,649

	Household Products 1.0%
	Colgate-Palmolive Co.	33,050	2,537,249

	Insurance 6.8%
	Everest Re Group, Ltd.	42,400	3,573,472
	MetLife, Inc.	129,292	5,917,695
	Prudential Financial, Inc.	90,703	5,579,142
	Travelers Cos., Inc. (The)	42,675	2,400,895
			17,471,204
	Internet Software & Services 1.3%
	Yahoo!, Inc. (a)	203,650	3,282,838

	IT Services 4.5%
	Fidelity National Information Services, Inc.	127,769	3,888,011
	Fiserv, Inc. (a)	61,387	3,791,875
	Visa, Inc. Class A	56,400	3,939,540
			11,619,426
	Life Sciences Tools & Services 2.5%
¤	Thermo Fisher Scientific, Inc. (a)	110,400	6,322,608

	Machinery 3.8%
	Danaher Corp.	116,000	5,342,960
	Ingersoll-Rand PLC	92,100	4,347,120
			9,690,080
	Media 2.7%
¤	Comcast Corp. Class A	324,095	6,948,597

	Multi-Utilities 3.2%
	NSTAR	67,950	2,947,671
	Wisconsin Energy Corp.	86,300	5,203,027
			8,150,698
	Oil, Gas & Consumable Fuels 8.3%
	ConocoPhillips	40,100	2,865,546
	Devon Energy Corp.	50,900	4,514,321
¤	Exxon Mobil Corp.	106,700	8,608,556
	Occidental Petroleum Corp.	55,415	5,357,522
			21,345,945
	Pharmaceuticals 1.4%
	Abbott Laboratories	82,400	3,721,184

	Real Estate Investment Trusts 2.3%
	Ventas, Inc.	108,550	6,020,183

	Semiconductors & Semiconductor Equipment 2.9%
	MEMC Electronic Materials, Inc. (a)	135,150	1,498,813
	Texas Instruments, Inc.	177,300	6,012,243
			7,511,056
	Software 7.5%
	Electronic Arts, Inc. (a)	159,250	2,482,708
¤	Microsoft Corp.	331,650	9,194,996
¤	Oracle Corp.	241,300	7,728,839
			19,406,543
	Specialty Retail 3.0%
	Staples, Inc.	111,800	2,494,258
	TJX Cos., Inc.	108,264	5,130,631
			7,624,889
	Thrifts & Mortgage Finance 0.4%
	Hudson City Bancorp, Inc.	105,222	1,155,338

	Total Common Stocks (Cost $201,430,629)		240,912,017

		Principal Amount	Value
	Short-Term Investment 6.3%
	Repurchase Agreement 6.3%
	State Street Bank and Trust Co. 0.01%, dated 1/31/11 due 2/1/11 Proceeds at Maturity $16,268,788 (Collateralized by a United States Treasury Note with a rate of 1.375% and a maturity date of 5/15/13, with a Principal Amount of $16,290,000 and a Market Value of $16,597,881)	$16,268,784	16,268,784

	Total Short-Term Investment (Cost $16,268,784)		16,268,784

	Total Investments (Cost $217,699,413) (b)	99.7%	257,180,801

	Other Assets, Less Liabilities	0.3	900,403

	Net Assets	100.0%	$258,081,204

¤	Among the Fund's 10 largest holdings, as of January 31, 2011, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing security.
(b)	At January 31, 2011, cost is $218,160,844 for federal income tax purposes and net unrealized appreciation is as follows:
Gross unrealized appreciation	$41,925,811
Gross unrealized depreciation	(2,905,854)
Net unrealized appreciation	$39,019,957

The following is a summary of the fair valuations according to the inputs used as of January 31, 2011, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$240,912,017	$—	$—	$240,912,017
Short-Term Investment
Repurchase Agreement	—	16,268,784	—	16,268,784
Total Investments in Securities	$240,912,017	$16,268,784	$—	$257,180,801
(a)  For a complete listing of investments and their industries, see the Portfolio of Investments.

For the period ended January 31, 2011, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

At January 31, 2011, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Floating Rate Fund
Portfolio of Investments January 31, 2011 unaudited

		Principal Amount	Value
	Long-Term Bonds 92.7%†
	Corporate Bonds 9.7%
	Aerospace & Defense 0.8%
	Oshkosh Corp. 8.25%, due 3/1/17	$3,400,000	$3,731,501
	Spirit Aerosystems, Inc. 7.50%, due 10/1/17	865,000	919,063
¤	TransDigm, Inc. 7.75%, due 12/15/18 (a)	5,000,000	5,362,500
			10,013,064
	Automobile 0.1%
	Dana Holding Corp. 6.50%, due 2/15/19	800,000	814,000

	Beverage, Food & Tobacco 0.2%
	Dole Food Co., Inc. 8.00%, due 10/1/16 (a)	2,500,000	2,662,500

	Broadcasting & Entertainment 0.7%
	CSC Holdings LLC 8.625%, due 2/15/19	1,300,000	1,491,750
	Insight Communications Co., Inc. 9.375%, due 7/15/18 (a)	2,500,000	2,731,250
	Sinclair Television Group, Inc. 8.375%, due 10/15/18 (a)	4,000,000	4,140,000
			8,363,000
	Buildings & Real Estate 0.4%
	Building Materials Corp. of America 6.875%, due 8/15/18 (a)	2,400,000	2,436,000
	CB Richard Ellis Services, Inc. 6.625%, due 10/15/20 (a)	1,800,000	1,800,000
			4,236,000
	Chemicals, Plastics & Rubber 1.9%
	Ashland, Inc. 9.125%, due 6/1/17	1,000,000	1,163,750
	Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC 8.875%, due 2/1/18	4,500,000	4,848,750
	Huntsman International LLC 5.50%, due 6/30/16	5,000,000	4,900,000
	Lyondell Chemical Co. 11.00%, due 5/1/18	7,487,280	8,535,499
	Nalco Co.
	6.625%, due 1/15/19 (a)	2,000,000	2,087,500
	8.25%, due 5/15/17	1,800,000	1,977,750
			23,513,249
	Containers, Packaging & Glass 1.7%
	Berry Plastics Corp.
	4.177%, due 9/15/14	1,500,000	1,428,750
	5.053%, due 2/15/15	3,000,000	2,996,250
	9.50%, due 5/15/18	3,000,000	3,165,000
	Crown Americas LLC/Crown Americas Capital Corp. II 7.625%, due 5/15/17	1,800,000	1,953,000
	Crown Americas LLC/Crown Americas Capital Corp. III 6.25%, due 2/1/21 (a)	3,000,000	3,022,500
	Greif, Inc. 7.75%, due 8/1/19	1,350,000	1,471,500
	Reynolds Group Holdings, Ltd. 6.875%, due 2/15/21 (a)	2,000,000	2,017,500
	Silgan Holdings, Inc. 7.25%, due 8/15/16	1,000,000	1,070,000
	Solo Cup Co. 10.50%, due 11/1/13	3,750,000	3,956,250
			21,080,750
	Diversified Natural Resources, Precious Metals & Minerals 0.1%
	Boise Paper Holdings LLC/Boise Co-Issuer Co. 8.00%, due 4/1/20	1,300,000	1,407,250

	Diversified/Conglomerate Service 0.5%
	Corrections Corp. of America 7.75%, due 6/1/17	3,000,000	3,277,500
	Fidelity National Information Services, Inc. 7.625%, due 7/15/17	900,000	965,250
	Geo Group, Inc. (The) 7.75%, due 10/15/17	2,000,000	2,100,000
			6,342,750
	Ecological 0.2%
	Clean Harbors, Inc. 7.625%, due 8/15/16	2,070,000	2,194,200

	Healthcare, Education & Childcare 0.5%
	Giant Funding Corp. 8.25%, due 2/1/18 (a)	1,385,000	1,435,206
¤	HCA, Inc. 8.50%, due 4/15/19	1,200,000	1,338,000
	Mylan, Inc. 7.625%, due 7/15/17 (a)	3,500,000	3,815,000
			6,588,206
	Hotels, Motels, Inns & Gaming 0.5%
	Ameristar Casinos, Inc. 9.25%, due 6/1/14	2,385,000	2,557,913
	MGM Resorts International
	10.375%, due 5/15/14	300,000	339,750
	11.125%, due 11/15/17	850,000	981,750
	Scientific Games International, Inc. 7.875%, due 6/15/16 (a)	2,500,000	2,575,000
			6,454,413
	Leisure, Amusement, Motion Pictures & Entertainment 0.1%
	Cinemark USA, Inc. 8.625%, due 6/15/19	600,000	649,500

	Machinery 0.1%
	SPX Corp. 6.875%, due 9/1/17 (a)	1,500,000	1,612,500

	Machinery (Non-Agriculture, Non-Construct & Non-Electronic) 0.1%
	CPM Holdings, Inc. 10.625%, due 9/1/14 (a)	1,475,000	1,593,000

	Mining, Steel, Iron & Non-Precious Metals 0.4%
	Consol Energy, Inc. 8.00%, due 4/1/17 (a)	4,500,000	4,882,500

	Oil & Gas 0.8%
	Energy Transfer Equity, L.P. 7.50%, due 10/15/20	1,462,000	1,562,512
	Forest Oil Corp. 7.25%, due 6/15/19	3,000,000	3,112,500
	Kinder Morgan Finance Co. LLC 6.00%, due 1/15/18 (a)	5,625,000	5,596,875
			10,271,887
	Printing & Publishing 0.1%
¤	Nielsen Finance LLC 11.625%, due 2/1/14	1,300,000	1,516,125

	Telecommunications 0.5%
	GCI, Inc. 7.25%, due 2/15/14	1,595,000	1,610,950
¤	MetroPCS Wireless, Inc. 6.625%, due 11/15/20	5,000,000	4,825,000
			6,435,950
	Total Corporate Bonds (Cost $114,071,263)		120,630,844

	Floating Rate Loans 77.8%(b)
	Aerospace & Defense 2.3%
	Pelican Products, Inc. New Term Loan B 5.75%, due 11/30/16	4,000,000	4,040,000
	SI Organization, Inc. (The) Term Loan B 5.75%, due 11/19/16	7,650,000	7,774,312
	Spirit Aerosystems, Inc. Term Loan B2 3.553%, due 9/30/16	3,464,175	3,478,611
¤	TransDigm, Inc. Term Loan B 5.00%, due 12/6/16	9,567,472	9,708,592
	Triumph Group, Inc. Term Loan B 4.50%, due 6/16/16	3,482,500	3,499,042
			28,500,557
	Automobile 6.1%
	Allison Transmission, Inc. Term Loan B 3.022%, due 8/7/14	12,728,426	12,685,238
	Capital Automotive L.P. Tranche C Term Loan 4.75%,due 12/14/12 (c)	2,000,000	2,022,500
	Dana Corp. Term Loan B 4.54%, due 1/30/15	3,000,000	3,006,075
	Federal-Mogul Corp.
	Term Loan B 2.198%, due 12/29/14	4,277,027	4,154,952
	Term Loan C 2.198%, due 12/28/15	4,656,647	4,523,736
	Ford Motor Co. Term Loan B1 3.02%, due 12/16/13	10,436,627	10,455,475
	Goodyear Tire & Rubber Co. (The) 2nd Lien Term Loan 1.96%, due 4/30/14	5,250,000	5,147,625
	KAR Holdings, Inc. Term Loan B 3.01%, due 10/18/13	4,692,521	4,677,439
	Key Safety Systems, Inc. 1st Lien Term Loan 2.554%, due 3/8/14	3,603,192	3,445,552
	Metaldyne Co. LLC Term Loan B 7.75%, due 10/22/16	5,486,250	5,595,975
	Pinafore LLC Term Loan B 6.25%, due 9/29/16	9,419,729	9,550,720
	Sensata Technologies Finance Co. LLC US Term Loan 2.054%, due 4/26/13	8,247,688	8,227,069
	Tenneco, Inc.
	Tranche B Term Loan 5.053%, due 6/3/16 (c)	796,000	803,463
	Tranche B1 Funded LOC 5.265%, due 3/17/14 (c)	2,361,559	2,383,699
			76,679,518
	Beverage, Food & Tobacco 3.1%
	American Seafoods Group LLC Term Loan B 5.50%, due 5/7/15 (c)	2,690,240	2,699,164
	Constellation Brands, Inc.
	Term Loan B 1.813%, due 6/5/13	3,000,000	2,997,501
	Extended Term Loan B 3.063%, due 6/5/15	4,000,000	4,025,000
	Dean Foods Co. Extended Term Loan B2 3.539%, due 4/2/17	8,564,703	8,514,745
	Dole Food Co., Inc.
	Term Loan C 5.039%, due 3/2/17	5,267,431	5,310,187
	Term Loan B 5.059%, due 3/2/17	2,120,757	2,137,972
	Michael Foods Group, Inc. Term Loan B 6.25%, due 6/29/16	5,268,727	5,343,369
	Wm. Bolthouse Farms, Inc. New 1st Lien Term Loan 5.502%, due 2/11/16	8,110,336	8,137,367
			39,165,305
	Broadcasting & Entertainment 6.5%
	Atlantic Broadband Finance LLC Term Loan B 5.00%, due 11/27/15	7,464,172	7,515,489
	BBHI Acquisition LLC Term Loan B 4.50%, due 12/14/17	8,000,000	8,072,224
	Charter Communications Operating LLC
	Replacement Term Loan 2.26%, due 3/6/14	798,920	798,254
	Extended Term Loan 3.56%, due 9/6/16	3,964,823	3,971,904
	New Term Loan 7.25%, due 3/6/14	2,380,824	2,455,225
	CSC Holdings, Inc.
	Extended Term Loan B3 2.01%, due 3/29/16	992,500	994,981
	Incremental B2 Term Loan 2.01%, due 3/29/16	8,216,412	8,267,764
	Emmis Operating Co. Term Loan B 4.303%, due 11/1/13	261,953	241,870
	Gray Television, Inc. Term Loan B 3.77%, due 12/31/14	7,321,297	7,213,769
	Insight Midwest Holdings LLC Initial Term Loan 2.024%, due 4/7/14	3,590,609	3,571,159
	Knology, Inc. New Term Loan B 5.50%, due 10/17/16	9,950,000	10,052,614
	LodgeNet Entertainment Corp. Term Loan 2.31%, due 4/4/14	625,041	582,851
	MCC Iowa LLC Tranche D1 Term Loan 2.01%, due 1/31/15	1,852,371	1,800,658
	Mediacom Broadband LLC Tranche F Term Loan 4.50%, due 10/23/17	1,950,200	1,947,762
¤	Univision Communications, Inc. Extended Term Loan 4.51%, due 3/31/17	14,170,337	13,877,989
	Weather Channel (The) Replacement Term Loan 5.00%, due 9/14/15	9,641,537	9,671,666
			81,036,179
	Buildings & Real Estate 2.4%
	Armstrong World Industries, Inc. Term Loan B 5.00%, due 5/23/17	8,785,714	8,902,125
	Brickman Group Holdings, Inc. New Term Loan B 7.25%, due 10/14/16	7,000,000	7,140,000
	Building Materials Corp. of America 1st Lien Term Loan 3.063%, due 2/24/14	5,684,981	5,709,853
	Central Parking Corp.
	Letter of Credit Term Loan 2.563%, due 5/22/14	568,966	465,129
	Term Loan 2.563%, due 5/22/14	1,554,652	1,270,928
	Realogy Corp.
	Letter of Credit 0.111%, due 10/10/13	743,886	719,843
	Term Loan 3.286%, due 10/10/13	5,816,694	5,628,693
			29,836,571
	Chemicals, Plastics & Rubber 5.5%
¤	Celanese U.S. Holdings LLC
	Synthetic Letter of Credit 0.261%, due 4/2/14	5,449,917	5,459,002
	Extended Term Loan C 3.303%, due 10/31/16	9,607,658	9,695,673
	CF Industries, Inc. Term Loan B1 4.25%, due 4/6/15	3,230,082	3,244,421
	General Chemical Corp. Tranche B Term Loan 6.751%, due 10/6/15	5,846,000	5,962,920
	Huntsman International LLC New Term Loan 1.798%, due 4/21/14	3,247,066	3,221,358
	INEOS U.S. Finance LLC
	Term Loan A2 7.001%, due 12/14/12	151,709	156,734
	Term Loan B2 7.501%, due 12/16/13	3,590,660	3,717,830
	Term Loan C2 8.001%, due 12/16/14	3,938,531	4,078,022
	ISP Chemco, Inc. Term Loan 1.813%, due 6/4/14	1,784,502	1,768,888
	Kraton Polymers LLC Term Loan 2.313%, due 5/13/13	622,162	615,162
	Nalco Co. Term Loan B1 4.50%, due 10/5/17	5,990,000	6,054,393
	Rockwood Specialties Group, Inc. Tranche H 6.00%, due 5/15/14	5,068,932	5,066,818
	Solutia, Inc. Term Loan B 4.50%, due 3/17/17	8,273,228	8,328,816
	Univar, Inc. Extended Opco Term Loan 6.25%, due 11/30/16	10,906,366	11,015,429
			68,385,466
	Containers, Packaging & Glass 3.8%
	BWAY Corp. New Term Loan B 5.50%, due 6/16/17	9,118,296	9,055,965
	Crown Americas LLC Term B Dollar Loan 2.02%, due 11/15/12	1,198,841	1,191,648
	Graham Packaging Co., L.P.
	Term Loan D 6.00%, due 9/23/16	1,064,000	1,081,069
	Term Loan C 6.75%, due 4/5/14	9,303,818	9,428,423
	Graphic Packaging International, Inc.
	Term Loan B 2.303%, due 5/16/14	3,176,242	3,179,717
	Term Loan C 3.053%, due 5/16/14	4,569,149	4,594,138
	Reynolds Group Holdings Inc. Term Loan D 6.50%, due 5/5/16	7,260,000	7,290,252
	Smurfit-Stone Container Enterprises, Inc. Exit Term Loan B 6.75%, due 7/15/16	11,955,000	12,069,565
			47,890,777
	Diversified Natural Resources, Precious Metals & Minerals 0.8%
	Georgia-Pacific Corp.
	New Term Loan B 2.302%, due 12/21/12	5,082,970	5,089,324
	Term Loan B2 2.303%, due 12/20/12	1,481,358	1,483,210
	New Term Loan C 3.552%, due 12/23/14	2,831,050	2,845,598
			9,418,132
	Diversified/Conglomerate Manufacturing 1.0%
	Bucyrus International, Inc. Term Loan C 4.25%, due 2/19/16	10,918,890	10,951,647
	Electrical Components International Holdings New Term Loan B 9.50%, due 5/14/15	1,361,785	1,360,083
			12,311,730
	Diversified/Conglomerate Service 6.0%
	Advantage Sales & Marketing, Inc.
	Term Loan B 5.25%, due 12/18/17	9,000,000	9,046,539
	Second Lien Term Loan 9.25%, due 6/18/18	1,800,000	1,831,500
	Dealer Computer Services, Inc. Term Loan B 5.25%, due 4/21/17	9,603,368	9,745,871
	Fidelity National Information Solutions, Inc. Term Loan B 5.25%, due 7/18/16	8,942,063	9,063,156
	Fifth Third Processing Solutions LLC Term Loan B 5.50%, due 11/3/16	8,500,000	8,616,875
¤	First Data Corp.
	Term Loan B1 3.01%, due 9/24/14	12,684,608	12,001,048
	Term Loan B2 3.01%, due 9/24/14	931,794	881,361
	Term Loan B3 3.01%, due 9/24/14	948,391	897,092
	ServiceMaster Co.
	Delayed Draw Term Loan 2.76%, due 7/24/14	853,541	840,585
	Term Loan 2.775%, due 7/24/14	8,570,977	8,440,878
	SunGard Data Systems, Inc.
	Tranche A 2.011%, due 2/28/14	4,650,785	4,625,038
	Tranche B 3.911%, due 2/26/16	3,779,376	3,792,872
	VeriFone, Inc. Term Loan B 3.01%, due 10/31/13	1,320,000	1,320,000
	Verint Systems, Inc. Term Loan B 5.25%, due 5/25/14 (c)	3,719,708	3,726,683
			74,829,498
	Ecological 0.2%
	Big Dumpster Merger Sub, Inc.
	Delayed Draw Term Loan B 2.51%, due 2/5/13 (c)	331,011	259,361
	Term Loan B 2.51%, due 2/5/13 (c)	786,152	615,983
	Synagro Technologies, Inc.
	Term Loan B 2.27%, due 4/2/14	965,000	883,779
	2nd Lien Term Loan 5.02%, due 10/2/14	750,000	654,375
			2,413,498
	Finance 1.8%
	Brand Energy & Infrastructure Services, Inc. New Term Loan 2.563%, due 2/7/14	2,292,601	2,250,571
	Harbourvest Partners LLC Term Loan B 6.25%, due 12/14/16	4,375,000	4,407,812
	Hertz Corp. (The)
	Synthetic Letter of Credit 0.284%, due 12/21/12	931,861	929,914
	Tranche B Term Loan 2.01%, due 12/21/12	7,269,767	7,254,581
	MSCI, Inc. New Term Loan 4.75%, due 6/1/16	7,960,000	8,029,650
			22,872,528
	Grocery 0.7%
	Roundy's Supermarkets, Inc. Extended Term Loan 7.00%, due 11/3/13	3,450,328	3,465,423
	SUPERVALU, Inc.
	Term Loan A 1.385%, due 6/2/11	2,777,778	2,770,139
	Term Loan B1 1.635%, due 6/1/12	2,629,014	2,605,024
	Extended Term Loan B2 3.51%, due 10/5/15	128,945	128,397
			8,968,983
	Healthcare, Education & Childcare 11.8%
	Alliance Healthcare Services, Inc. Term Loan B 5.50%, due 6/1/16	7,177,500	7,215,634
	AMR HoldCo., Inc. New Term Loan 3.261%, due 4/8/15	4,170,313	4,157,280
	Bausch & Lomb, Inc.
	Delayed Draw Term Loan 3.51%, due 4/24/15	1,846,104	1,852,179
	Term Loan 3.543%, due 4/24/15	7,952,110	7,978,281
	Biomet, Inc. Term Loan B 3.293%, due 3/25/15	11,014,949	11,047,079
¤	Community Health Systems, Inc.
	Non Extended Term Loan 2.544%, due 7/25/14	9,161,170	9,102,768
	Non-Extended Delayed Draw 2.544%, due 7/25/14	471,812	468,804
	Extended Term Loan B 3.794%, due 1/25/17	8,605,794	8,657,188
¤	DaVita, Inc. New Term Loan B 4.50%, due 10/20/16	15,500,000	15,707,483
	Gentiva Health Services, Inc. New Term Loan B 6.75%, due 8/15/16	6,981,625	7,083,438
	Grifols, Inc. Term Loan B TBD, due 11/23/16 (c)	5,060,609	5,134,408
¤	HCA, Inc.
	Term Loan A 1.553%, due 11/19/12	5,000,000	4,967,290
	Term Loan B 2.553%, due 11/18/13	7,566,658	7,547,741
	Extended Term Loan B2 3.553%, due 3/31/17	3,654,681	3,688,691
	Health Management Associates, Inc. Term Loan B 2.053%, due 2/28/14	5,757,271	5,731,686
	Mylan Laboratories, Inc. Term Loan B 3.563%, due 10/2/14	3,107,548	3,120,658
	Quintiles Transnational Corp.
	Term Loan B 2.31%, due 3/29/13	2,414,709	2,411,690
	2nd Lien Term Loan C 4.31%, due 3/31/14	500,000	498,750
	Royalty Pharma Finance Trust Term Loan B 2.553%, due 4/16/13	5,750,072	5,762,050
	Rural/Metro Operating Co. LLC Term Loan B 6.00%, due 11/24/16	4,500,000	4,548,748
	Select Medical Corp. Extended Term Loan B 4.037%, due 8/22/14	3,979,286	3,991,721
	Sunrise Medical Holdings, Inc. Term Loan B1 8.25%, due 5/13/14 (c)	1,416,519	1,274,867
	Universal Health Services, Inc. Term Loan B 5.50%, due 11/15/16	10,600,000	10,768,466
	Vanguard Health Holding Co. II LLC Term Loan B 5.00%, due 1/29/16	6,451,372	6,499,757
	Warner Chilcott Co. LLC
	Term Loan A 6.00%, due 10/30/14	2,387,124	2,389,112
	Term Loan B2 6.25%, due 4/30/15	2,430,724	2,446,422
	Warner Chilcott PLC
	Additional Term Loan 6.25%, due 4/30/15	1,274,772	1,283,448
	Term Loan B1 6.25%, due 4/30/15	1,459,574	1,468,999
	WC Luxco SARL Term Loan B3 6.50%, due 2/22/16	746,941	755,106
			147,559,744
	Home and Office Furnishings, Housewares & Durable Consumer Products 0.8%
	Jarden Corp.
	Term Loan B4 3.553%, due 1/26/15	7,040,791	7,096,533
	Term Loan B5 3.553%, due 1/26/15	1,063,152	1,071,569
	National Bedding Co. LLC Extended 1st Lien Term Loan 3.813%, due 11/28/13	2,334,976	2,334,976
			10,503,078
	Hotels, Motels, Inns & Gaming 1.4%
	Las Vegas Sands LLC
	Extended Delayed Draw Term Loan 3.03%, due 11/23/16	1,842,613	1,830,636
	Extended Term Loan B 3.04%, due 11/23/16	8,521,748	8,474,512
	Penn National Gaming, Inc. Term Loan B 2.03%, due 10/3/12	7,313,931	7,308,855
			17,614,003
	Insurance 0.7%
	Hub International Holdings, Inc.
	Delayed Draw Term Loan 2.803%, due 6/13/14	174,770	173,384
	Initial Term Loan 2.803%, due 6/13/14	777,504	771,337
	Add on Term Loan B 6.75%, due 6/13/14	1,989,924	1,994,899
	Multiplan, Inc. Term Loan B 6.50%, due 8/26/17	5,769,231	5,821,517
			8,761,137
	Leisure, Amusement, Motion Pictures & Entertainment 3.9%
	AMC Entertainment, Inc. Term Loan 3.511%, due 1/28/13	3,318,137	3,324,358
	Cedar Fair, L.P. Term Loan B 5.50%, due 12/15/16	9,893,138	10,020,334
	Cinemark USA, Inc. Extended Term Loan 3.532%, due 4/29/16	4,835,463	4,871,695
	Regal Cinemas Corp. New Term Loan 3.803%, due 11/21/16	10,174,672	10,244,623
	Six Flags Theme Parks, Inc. Add on Term Loan B 5.50%, due 6/30/16	6,563,312	6,643,305
	Town Sports International, Inc. Term Loan 2.125%, due 2/27/14	1,443,750	1,371,563
	Universal City Development Partners, Ltd. New Term Loan B 5.50%, due 11/6/14	11,940,000	12,069,346
			48,545,224
	Machinery (Non-Agriculture, Non-Construct & Non-Electronic) 1.5%
	Alliance Laundry Systems LLC Term Loan B 6.25%, due 9/30/16	5,139,474	5,197,293
	Gleason Corp. New U.S. Term Loan 2.052%, due 6/30/13 (c)	1,268,971	1,237,246
	Goodman Global Holdings, Inc.
	First Lien Term Loan 5.75%, due 10/28/16	3,117,188	3,140,548
	2nd Lien Term Loan 9.00%, due 10/30/17	300,000	309,825
	Manitowoc Co., Inc. (The) Term Loan B 8.00%, due 11/6/14	1,071,461	1,083,783
	Rexnord Corp. Term Loan B 2.813%, due 7/19/13	7,412,851	7,361,887
			18,330,582
	Mining, Steel, Iron & Non-Precious Metals 0.8%
	Novelis, Inc. New Term Loan B 5.25%, due 12/19/16	7,000,000	7,118,125
	Walter Industries, Inc. Term Loan 2.514%, due 10/3/12	3,060,068	3,060,068
			10,178,193
	Oil & Gas 0.8%
	Dresser, Inc.
	Term Loan 2.534%, due 5/4/14	8,756,129	8,728,766
	2nd Lien Term Loan 6.034%, due 5/4/15	1,200,000	1,197,750
			9,926,516
	Personal & Nondurable Consumer Products (Manufacturing Only) 0.8%
	JohnsonDiversey, Inc. Term Loan B 5.25%, due 11/24/15	7,371,904	7,450,231
	Spectrum Brands, Inc. New Term Loan 8.00%, due 6/16/16	2,800,000	2,826,687
			10,276,918
	Personal Transportation 0.2%
	United Airlines, Inc. Term Loan B 2.313%, due 2/3/14	2,728,272	2,693,743

	Personal, Food & Miscellaneous Services 1.0%
	Aramark Corp.
	Synthetic Letter of Credit 2.136%, due 1/27/14	629,579	629,916
	Term Loan 2.178%, due 1/27/14	6,989,107	6,992,853
	Extended Letter of Credit 3.511%, due 7/26/16	286,506	288,337
	Extended Term Loan B 3.553%, due 7/26/16	4,293,183	4,320,612
			12,231,718
	Printing & Publishing 3.8%
	Dex Media East LLC New Term Loan 2.804%, due 10/24/14	1,499,430	1,211,415
	F&W Media, Inc.
	Term Loan 7.75%, due 6/9/14 (c)(d)	1,858,565	1,589,073
	New 2nd Lien Term Loan 15.00%, due 12/9/14 (c)(d)	804,579	470,678
	Getty Images, Inc. New Term Loan 5.25%, due 11/7/16	8,471,625	8,597,703
	Hanley Wood LLC New Term Loan B 2.563%, due 3/8/14	1,600,046	740,021
	Lamar Media Corp. Term Loan B 4.25%, due 12/30/16	7,812,154	7,880,511
	Medianews Group New Term Loan 8.50%, due 3/19/14	338,088	331,326
	Merrill Communications LLC Term Loan 7.50%, due 12/24/12	5,129,990	5,129,990
¤	Nielsen Finance LLC
	Class A Term Loan 2.261%, due 8/9/13	211,938	211,671
	Class B Term Loan 4.011%, due 5/2/16	1,487,487	1,497,714
	Class C Term Loan 4.011%, due 5/2/16	12,465,916	12,499,512
	Penton Media, Inc. New Term Loan B 5.00%, due 8/1/14 (c)	5,339,454	4,358,329
	R.H. Donnelley, Inc. New Term Loan 9.00%, due 10/24/14	2,562,841	2,057,595
	SuperMedia, Inc. Exit Term Loan 11.00%, due 12/31/15	1,010,530	696,319
			47,271,857
	Printing, Publishing, & Broadcasting 0.8%
	Visant Corp. Term Loan B 7.00%, due 12/22/16	9,982,500	10,105,205

	Retail Store 2.7%
	Michaels Stores, Inc.
	Term Loan B1 2.563%, due 10/31/13	3,493,572	3,478,026
	Term Loan B2 4.813%, due 7/31/16	6,048,567	6,109,016
	NBTY, Inc. Term Loan B 6.25%, due 10/2/17	3,300,000	3,348,124
	Neiman Marcus Group, Inc. (The) Extended Term Loan B2 4.303%, due 4/6/16	9,221,974	9,266,756
	Pantry, Inc. (The)
	Delayed Draw Term Loan B 2.01%, due 5/15/14	609,038	593,812
	Term Loan B 2.01%, due 5/15/14	2,115,193	2,062,313
	Pilot Travel Centers LLC Term Loan B 5.25%, due 6/30/16	5,681,129	5,769,186
	Yankee Candle Co., Inc. (The) Term Loan B 2.26%, due 2/6/14	3,668,416	3,639,069
			34,266,302
	Telecommunications 1.8%
¤	MetroPCS Wireless, Inc.
	Term Loan B 2.563%, due 11/4/13	329,828	330,158
	Extended Term Loan B 3.813%, due 11/4/16	9,064,782	9,123,323
	Syniverse Technologies, Inc. Term Loan B 5.25%, due 12/21/17	7,300,000	7,409,500
	Windstream Corp. Tranche B2 3.06%, due 12/17/15	4,949,875	4,973,738
			21,836,719
	Textiles & Leather 0.9%
	Phillips-Van Heusen Corp. Tranche B 4.75%, due 5/6/16	8,389,657	8,446,027
	Spring Windows Fashions LLC Term Loan B 3.063%, due 12/31/12 (c)	2,251,185	2,166,765
			10,612,792
	Utilities 3.9%
	AES Corp. Term Loan 2.859%, due 8/10/11	2,000,000	1,996,876
	BRSP LLC Term Loan B 7.50%, due 6/4/14	1,450,139	1,475,517
	Covanta Energy Corp.
	Synthetic Letter of Credit 1.803%, due 2/10/14	1,480,657	1,464,000
	Term Loan B 1.813%, due 2/10/14	2,894,801	2,862,234
	Dynegy Holdings, Inc.
	Synthetic Letter of Credit 4.01%, due 4/2/13	3,026,895	3,007,032
	Term Loan B 4.01%, due 4/2/13	221,305	219,853
	KGen LLC
	Synthetic Letter of Credit 0.153%, due 2/8/14	1,687,500	1,603,125
	1st Lien Term Loan 2.063%, due 2/10/14	1,880,991	1,786,941
	New Development Holdings, Inc. Term Loan 7.00%, due 7/3/17	10,714,805	10,820,282
¤	NRG Energy, Inc.
	Term Loan 2.041%, due 2/1/13	2,808,191	2,806,186
	Synthetic Letter of Credit 2.053%, due 2/1/13	4,864,642	4,861,169
	Extended Letter of Credit 3.553%, due 8/31/15	5,114,352	4,685,828
	Extended Term Loan B 3.553%, due 8/31/15	2,770,293	3,232,580
	Texas Competitive Electric Holdings Co. LLC
	Term Loan B3 3.763%, due 10/10/14	3,884,734	3,204,905
	Term Loan B2 3.786%, due 10/10/14	1,910,506	1,578,854
	TPF Generation Holdings LLC
	Synthetic Revolver 0.203%, due 12/15/11	8,196	8,144
	Synthetic Letter of Credit 0.203%, due 12/13/13	26,144	25,981
	Term Loan B 2.303%, due 12/15/13	56,985	56,629
	2nd Lien Term Loan C 4.553%, due 12/15/14	1,600,000	1,510,667
	TPF II LC LLC Term Loan B 3.053%, due 10/15/14 (c)	1,212,594	1,164,091
			48,370,894
	Total Floating Rate Loans (Cost $964,780,184)		971,393,367

	Foreign Floating Rate Loans 4.3%(b)
	Broadcasting & Entertainment 0.8%
	UPC Financing Partnership
	Term Loan T 3.761%, due 12/30/16	7,258,741	7,236,964
	Term Loan X 3.761%, due 12/29/17	3,241,439	3,240,088
			10,477,052
	Chemicals, Plastics & Rubber 0.5%
	Brenntag Holding GmbH & Co.
	Term Loan B2 3.769%, due 1/20/14	4,926,331	4,929,410
	Acquisition Term Loan 3.771%, due 1/20/14	1,763,308	1,764,410
			6,693,820
	Containers, Packaging & Glass 0.1%
	BWAY Corp. New Term Loan C 5.504%, due 6/16/17	743,521	848,997

	Electronics 0.8%
	Flextronics International, Ltd.
	Term Loan B 2.511%, due 10/1/12	4,428,817	4,419,960
	Delayed Draw A1-A Term Loan 2.511%, due 10/1/14	1,107,486	1,103,795
	Term Loan A 2.511%, due 10/1/14	3,854,052	3,841,206
			9,364,961
	Finance 0.3%
	Ashtead Group PLC Term Loan 2.063%, due 8/31/11	4,014,000	3,968,843

	Leisure, Amusement, Motion Pictures & Entertainment 0.1%
	Bombardier Recreational Products, Inc. Term Loan 2.81%, due 6/28/13 (c)	1,298,693	1,288,952

	Printing & Publishing 0.1%
	Yell Group PLC New Term Loan B1 4.01%, due 7/31/14	2,814,195	1,396,544

	Telecommunications 1.6%
	Intelsat Jackson Holdings Ltd. Tranche B Term Loan 5.25%, due 4/2/18	12,000,000	12,147,000
	Telesat Canada
	U.S. Term I Loan 3.26%, due 10/31/14	7,200,394	7,194,396
	U.S. Term II Loan 3.26%, due 10/31/14	618,489	617,974
			19,959,370
	Total Foreign Floating Rate Loans (Cost $54,872,233)		53,998,539

	Yankee Bonds 0.9%(e)
	Aerospace & Defense 0.4%
	Bombardier, Inc. 7.50%, due 3/15/18 (a)	4,200,000	4,567,500

	Mining, Steel, Iron & Non-Precious Metals 0.3%
	FMG Resources August 2006 Pty, Ltd. 6.375%, due 2/1/16 (a)	4,000,000	4,045,000

	Telecommunications 0.2%
	Intelsat Subsidiary Holding Co., Ltd. 8.875%, due 1/15/15 (a)	3,000,000	3,082,500

	Total Yankee Bonds (Cost $11,293,291)		11,695,000

	Total Long-Term Bonds (Cost $1,145,016,971)		1,157,717,750

		Shares	Value
	Common Stocks 0.1%
	Beverage, Food & Tobacco 0.0%‡
	Nellson Nutraceutical, Inc. (c)(d)	379	276,147

	Leisure, Amusement, Motion Pictures & Entertainment 0.1%
	MGM Studios, Inc. (c)(d)	53,236	1,264,355

	Printing & Publishing 0.0%‡
	F&W Publications, Inc. (c)(d)(f)	6,055	60
	SuperMedia, Inc. (f)	5,307	37,733
			37,793
	Total Common Stocks (Cost $2,235,617)		1,578,295

		Principal Amount	Value
	Short-Term Investments 15.2%
	Commercial Paper 7.7%
	Abbot Laboratories 0.18%, due 2/8/11 (a)(g)	13,000,000	12,999,545
	Archer-Daniels-Midland Co. 0.22%, due 3/11/11 (a)(g)	7,000,000	6,998,374
	Basin Electric Power Cooperative, Inc. 0.23%, due 2/2/11 (a)(g)	9,500,000	9,499,937
	General Electric Capital Corp.
	0.18%, due 2/17/11 (g)	14,000,000	13,998,880
	0.19%, due 4/20/11 (g)	450,000	449,815
	Honeywell International, Inc. 0.20%, due 2/24/11 (a)(g)	14,000,000	13,998,211
	John Deere Credit Ltd. 0.23%, due 2/1/11 (a)(g)	12,000,000	12,000,000
	Paccar Financial Corp. 0.18%, due 2/3/11 (g)	14,000,000	13,999,860
	Walt Disney Co. (The) 0.18%, due 2/3/11 (a)(g)	12,000,000	11,999,880

	Total Commercial Paper (Cost $95,944,502)		95,944,502

	Repurchase Agreements 4.1%
	BNP Paribas 0.21%, dated 1/31/11 due 2/1/11 Proceeds at Maturity $51,164,298 (Collateralized by U.S. Government Agency Obligations with zero coupon rates and maturity dates between 1/15/30-4/15/30, with a Principal Amount of $131,011,000 and a Market Value of $52,187,405)	51,164,000	51,164,000
	State Street Bank and Trust Co. 0.01%, dated 1/31/11 due 2/1/11 Proceeds at Maturity $445,545 (Collateralized by a United States Treasury Note with a rate of 0.375% and a maturity date of 10/31/12, with a Principal Amount of $460,000 and a Market Value of $459,425)	445,545	445,545

	Total Repurchase Agreements (Cost $51,609,545)		51,609,545

	U.S. Government & Federal Agency 3.4%
	Federal Home Loan Mortgage Corporation (Discount Note) 0.01%, due 3/14/11 (g)	12,200,000	12,197,637
	United States Treasury Bill 0.01%, due 2/10/11 (g)	30,000,000	29,999,003

	Total U.S. Government & Federal Agency (Cost $42,196,640)		42,196,640

	Total Short-Term Investments (Cost $189,750,687)		189,750,687

	Total Investments (Cost $1,337,003,275) (h)	108.0%	1,349,046,732

	Other Assets, Less Liabilities	(8.0)	(100,342,485)

	Net Assets	100.0%	$1,248,704,247
¤	Among the Fund's 10 largest issuers held, as of January 31, 2011, excluding short-term investments. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(b)
Floating Rate Loan - generally pays interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate ("LIBOR") or other short-term rates. The rate shown is the rate(s) in effect at January 31, 2011. Floating Rate Loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or borrower prior to disposition of a Floating Rate Loan.

(c)	Illiquid security. The total market value of these securities at January 31, 2011 is $32,735,824, which represents 2.6% of the Fund's net assets.
(d)	Fair valued security. The total market value of these securities at January 31, 2011 is $3,600,313, which represents 0.3% of the Fund's net assets.
(e)	Yankee Bond - dollar-denominated bond issued in the United States by a foreign bank or corporation.
(f)	Non-income producing security.
(g)	Interest rate presented is yield to maturity.
(h)	At January 31, 2011, cost is $1,336,967,078 for federal income tax purposes and net unrealized appreciation is as follows:
Gross unrealized appreciation	$22,076,846
Gross unrealized depreciation	(9,997,192)
Net unrealized appreciation	$12,079,654

The following is a summary of the fair valuations according to the inputs used as of January 31, 2011, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Corporate Bonds	$—	$120,630,844	$—	$120,630,844
Floating Rate Loans (b)	—	969,333,616	2,059,751	971,393,367
Foreign Floating Rate Loans	—	53,998,539	—	53,998,539
Yankee Bonds	—	11,695,000	—	11,695,000
Total Long-Term Bonds	—	1,155,657,999	2,059,751	1,157,717,750
Common Stocks (c)	37,733	—	1,540,562	1,578,295
Short-Term Investments
Commercial Paper	—	95,944,502	—	95,944,502
Repurchase Agreements	—	51,609,545	—	51,609,545
U.S. Government and Agency	—	42,196,640	—	42,196,640
Total Short-Term Investments	—	189,750,687	—	189,750,687
Total Investments in Securities	$37,733	$1,345,408,686	$3,600,313	$1,349,046,732

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The level 3 securities valued at $1,589,073 and $470,678 are held in Printing and Publishing, respectively, within the Floating Rate Loans section of the Portfolio of Investments.
(c)
The level 3 securities valued at $276,147, $1,264,355, and $60 are held in Beverage, Food & Tobacco, Leisure, Amusement, Motion Pictures & Entertainment and Printing & Publishing, respectively, within the Common Stocks section of the Portfolio of Investments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2010	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of January 31, 2011	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at January 31, 2011

Floating Rate Loans
Printing & Publishing	$2,642,500	$-	$-	$(582,749)	$-	$-	$-	$-	$2,059,751	$(582,749)
Common Stocks
Beverage, Food & Tobacco	265,475	-	-	10,672	-	-	-	-	276,147	10,672
Leisure, Amusement, Motion Pictures & Entertainment	-	-	-	-	1,264,355	-	-	-	1,264,355	-
Printing & Publishing	409,280	-	(286,863)	427,283	-	(549,640)	-	-	60	(66,244)
Total	$3,317,255	$-	$(286,863)	$(144,794)	$1,264,355	$(549,640)	$-	$-	$3,600,313	$(638,321)

The Fund recognizes transfers between levels as of the beginning of the period.

For the period ended January 31, 2011, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of January 31, 2011, the Fund held the following foreign currency:
		Currency		Cost		Value
Canadian Dollar	CAD	256,773	USD	244,003	USD	256,426
Total			USD	244,003	USD	256,426

MainStay Growth Allocation Fund
Portfolio of Investments January 31, 2011 unaudited

	Shares	Value
Affiliated Investment Companies 100.1%†
Equity Funds 100.1%
MainStay 130/30 Core Fund Class I (a)	4,326,374	$34,351,410
MainStay 130/30 Growth Fund Class I (a)(b)	59,923	528,520
MainStay 130/30 International Fund Class I (a)	1,984,244	13,909,552
MainStay Common Stock Fund Class I (a)	1,692,159	19,696,728
MainStay Epoch Global Choice Fund Class I	144,566	2,178,615
MainStay Epoch U.S. All Cap Fund Class I (a)	1,461,226	35,113,258
MainStay Growth Equity Fund Class I (a)(b)	112,237	1,286,238
MainStay ICAP Equity Fund Class I	260,532	9,624,049
MainStay ICAP International Fund Class I	481,756	14,842,907
MainStay ICAP Select Equity Fund Class I	283,421	10,174,824
MainStay International Equity Fund Class I	951,045	12,230,441
MainStay Large Cap Growth Fund Class I (b)	2,834,652	20,919,731
MainStay MAP Fund Class I	843,309	27,567,782
MainStay S&P 500 Index Fund Class I	18,003	533,792
MainStay U.S. Small Cap Fund Class I (a)	1,022,413	17,442,359

Total Investments (Cost $192,591,195) (c)	100.1%	220,400,206

Other Assets, Less Liabilities	(0.1)	(125,017)

Net Assets	100.0%	$220,275,189

†	Percentages indicated are based on Fund net assets.
(a)	The Fund's ownership exceeds 5% of the outstanding shares of the Underlying Fund's share class.
(b)	Non-income producing Underlying Fund.
(c)	At January 31, 2011, cost is $200,449,378 for federal income tax purposes and net unrealized appreciation is as follows:
Gross unrealized appreciation	$27,809,011
Gross unrealized depreciation	(7,858,183)
Net unrealized appreciation	$19,950,828

The following is a summary of the fair valuations according to the inputs used as of January 31, 2011, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities
Affiliated Investment Companies
Equity Funds	$220,400,206	$—	$—	$220,400,206
Total Investments in Securities	$220,400,206	$—	$—	$220,400,206

For the period ended January 31, 2011, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

At January 31, 2011, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Growth Equity Fund
Portfolio of Investments ††† January 31, 2011 unaudited

		Shares	Value
	Common Stocks 98.7%†
	Aerospace & Defense 3.5%
	Goodrich Corp.	34,083	$3,088,601
	Precision Castparts Corp.	48,994	7,005,652
¤	United Technologies Corp.	132,196	10,747,535
			20,841,788
	Airlines 0.4%
	Delta Air Lines, Inc. (a)	204,488	2,386,375

	Auto Components 0.6%
	TRW Automotive Holdings Corp. (a)	55,190	3,292,635

	Beverages 2.4%
¤	PepsiCo., Inc.	224,716	14,451,486

	Biotechnology 2.8%
	Alexion Pharmaceuticals, Inc. (a)	51,773	4,339,613
	Celgene Corp. (a)	118,045	6,082,859
	Gilead Sciences, Inc. (a)	161,719	6,206,775
			16,629,247
	Capital Markets 2.9%
	Ameriprise Financial, Inc.	107,165	6,606,722
	Goldman Sachs Group, Inc. (The)	34,441	5,635,236
	TD Ameritrade Holding Corp.	235,344	4,805,725
			17,047,683
	Chemicals 3.6%
	E.I. du Pont de Nemours & Co.	94,656	4,797,166
	Ecolab, Inc.	82,379	4,093,413
	Praxair, Inc.	78,517	7,305,222
	Sigma-Aldrich Corp.	84,119	5,354,174
			21,549,975
	Commercial Banks 0.7%
	PNC Financial Services Group, Inc.	73,681	4,420,860

	Communications Equipment 3.7%
	Juniper Networks, Inc. (a)	153,806	5,709,279
¤	QUALCOMM, Inc.	296,610	16,055,499
			21,764,778
	Computers & Peripherals 7.4%
¤	Apple, Inc. (a)	98,940	33,572,321
	EMC Corp. (a)	420,939	10,477,171
			44,049,492
	Construction & Engineering 0.9%
	Fluor Corp.	81,182	5,616,983

	Consumer Finance 1.4%
	American Express Co.	194,132	8,421,446

	Diversified Financial Services 2.1%
	CME Group, Inc.	18,654	5,755,878
	JPMorgan Chase & Co.	144,012	6,471,900
			12,227,778
	Electrical Equipment 1.9%
	Cooper Industries PLC	71,284	4,366,858
	Emerson Electric Co.	122,140	7,191,603
			11,558,461
	Electronic Equipment & Instruments 0.9%
	Amphenol Corp. Class A	98,167	5,432,562

	Energy Equipment & Services 5.7%
	Cameron International Corp. (a)	104,524	5,571,129
	Dresser-Rand Group, Inc. (a)	96,566	4,435,276
	Halliburton Co.	153,084	6,888,780
¤	Schlumberger, Ltd.	195,152	17,366,577
			34,261,762
	Food & Staples Retailing 0.7%
	Wal-Mart Stores, Inc.	79,669	4,467,041

	Health Care Equipment & Supplies 0.8%
	Covidien PLC	97,716	4,638,579

	Health Care Providers & Services 2.5%
	AmerisourceBergen Corp.	136,688	4,901,632
	Express Scripts, Inc. (a)	143,875	8,104,479
	HEALTHSOUTH Corp. (a)	77,488	1,752,778
			14,758,889
	Health Care Technology 0.7%
	Cerner Corp. (a)	42,496	4,200,730

	Hotels, Restaurants & Leisure 2.1%
	Las Vegas Sands Corp. (a)	67,132	3,120,967
	McDonald's Corp.	47,500	3,499,325
	Starwood Hotels & Resorts Worldwide, Inc.	98,256	5,794,156
			12,414,448
	Household Products 1.2%
	Procter & Gamble Co. (The)	110,839	6,997,266

	Internet & Catalog Retail 2.4%
	Amazon.com, Inc. (a)	50,586	8,581,409
	Priceline.com, Inc. (a)	13,837	5,929,431
			14,510,840
	Internet Software & Services 4.3%
	Baidu, Inc., Sponsored ADR (a)(b)	26,426	2,870,656
¤	Google, Inc. Class A (a)	37,608	22,578,339
			25,448,995
	IT Services 3.4%
¤	Cognizant Technology Solutions Corp. Class A (a)	154,294	11,255,747
	International Business Machines Corp.	54,043	8,754,966
			20,010,713
	Life Sciences Tools & Services 1.9%
	Agilent Technologies, Inc. (a)	137,547	5,753,591
	Thermo Fisher Scientific, Inc. (a)	100,098	5,732,612
			11,486,203
	Machinery 5.5%
	Cummins, Inc.	53,909	5,707,885
	Danaher Corp.	205,857	9,481,773
	Deere & Co.	84,767	7,705,320
	Flowserve Corp.	33,454	4,181,416
	Ingersoll-Rand PLC	115,270	5,440,744
			32,517,138
	Media 0.5%
	Scripps Networks Interactive Class A	67,832	3,154,188

	Metals & Mining 0.9%
	Freeport-McMoRan Copper & Gold, Inc.	51,033	5,549,839

	Multiline Retail 2.3%
	Macy's, Inc.	237,999	5,509,677
	Target Corp.	147,260	8,074,266
			13,583,943
	Oil, Gas & Consumable Fuels 7.2%
	Apache Corp.	50,002	5,968,239
	EOG Resources, Inc.	46,542	4,951,603
¤	ExxonMobil Corp.	269,093	21,710,423
	Occidental Petroleum Corp.	61,687	5,963,899
	Southwestern Energy Co. (a)	114,407	4,519,077
			43,113,241
	Personal Products 0.9%
	Estee Lauder Cos., Inc. (The) Class A	65,333	5,259,306

	Pharmaceuticals 2.3%
	Abbott Laboratories	87,081	3,932,578
	Hospira, Inc. (a)	95,462	5,272,366
	Shire PLC, Sponsored ADR (b)	57,236	4,539,387
			13,744,331
	Road & Rail 1.2%
	Union Pacific Corp.	77,241	7,309,316

	Semiconductors & Semiconductor Equipment 3.5%
	Broadcom Corp. Class A	136,060	6,134,945
	Lam Research Corp. (a)	59,578	2,972,346
	Marvell Technology Group, Ltd. (a)	287,887	5,472,732
	Texas Instruments, Inc.	183,373	6,218,179
			20,798,202
	Software 8.0%
	Autodesk, Inc. (a)	106,890	4,348,285
	Citrix Systems, Inc. (a)	59,152	3,737,224
	Intuit, Inc. (a)	109,902	5,157,701
¤	Microsoft Corp.	421,880	11,696,623
¤	Oracle Corp.	616,797	19,756,008
	Salesforce.com, Inc. (a)	20,874	2,695,668
			47,391,509
	Specialty Retail 2.0%
	Home Depot, Inc. (The)	202,251	7,436,769
	O'Reilly Automotive, Inc. (a)	77,017	4,376,876
			11,813,645
	Textiles, Apparel & Luxury Goods 2.2%
	Coach, Inc.	111,481	6,030,007
	NIKE, Inc. Class B	86,953	7,171,884
			13,201,891
	Wireless Telecommunication Services 1.3%
	American Tower Corp. Class A (a)	153,973	7,831,067

	Total Common Stocks (Cost $485,318,671)		588,154,631

		Principal Amount	Value
	Short-Term Investments 1.5%
	Repurchase Agreement 0.0%‡
	State Street Bank and Trust Co. 0.01%, dated 1/31/11 due 2/1/11 Proceeds at Maturity $55,080 (Collateralized by a United States Treasury Note with a rate of 3.125% and a maturity date of 4/30/17, with a Principal Amount of $55,000 and a Market Value of $57,657)	$55,080	55,080

	Total Repurchase Agreement (Cost $55,080)		55,080

	U.S. Government 1.5%
	United States Treasury Bills
	0.149%, due 4/21/11 (c)(d)	500,000	499,841
	0.167%, due 4/7/11 (c)	8,600,000	8,597,747

	Total U.S. Government (Cost $9,097,244)		9,097,588

	Total Short-Term Investments (Cost $9,152,324)		9,152,668

	Total Investments (Cost $494,470,995) (f)	100.2%	597,307,299

	Other Assets, Less Liabilities	(0.2)	(1,290,601)

	Net Assets	100.0%	$596,016,698

	Contracts Long	Unrealized Depreciation	(e)
Futures Contracts (0.0%)‡
Standard & Poor's 500 Index Mini March 2011	49	$(21,663)

Total Futures Contracts (Settlement Value $3,141,880)		$(21,663)

¤	Among the Fund's 10 largest holdings, as of January 31, 2011, excluding short-term investments. May be subject to change daily.
†††
On a daily basis New York Life Investments confirms that the value of the Fund's liquid assets (liquid portfolio securities and cash) is sufficient to cover its potential senior securities (e.g., futures, swaps, options).

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	ADR - American Depositary Receipt.
(c)	Interest rate presented is yield to maturity.
(d)	Represents a security, or a portion thereof, which is maintained at the broker as collateral for futures contracts.
(e)	Represents the difference between the value of the contracts at the time they were opened and the value at January 31, 2011.
(f)	At January 31, 2011, cost is $497,338,719 for federal income tax purposes and net unrealized appreciation is as follows:
Gross unrealized appreciation	$107,200,516
Gross unrealized depreciation	(7,231,936)
Net unrealized appreciation	$99,968,580

The following is a summary of the fair valuations according to the inputs used as of January 31, 2011, for valuing the Fund's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$588,154,631	$—	$—	$588,154,631
Short-Term Investments
Repurchase Agreement	—	55,080	—	55,080
U.S. Government	—	9,097,588	—	9,097,588
Total Short-Term Investments	—	9,152,668	—	9,152,668
Total Investments in Securities	588,154,631	9,152,668	—	597,307,299
Other Financial Instruments
Futures Contracts Long (b)	(21,663)	—	—	(21,663)
Total Investments in Securities and Other Financial Instruments	$588,132,968	$9,152,668	$—	$597,285,636
(a)  For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)  The value listed for these securities reflects unrealized depreciation as shown on the Portfolio of Investments.

For  the period ended January 31, 2011, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

At January 31, 2011, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay High Yield Municipal Bond Fund
Portfolio of Investments January 31, 2011 unaudited

		Principal Amount	Value
	Municipal Bonds 95.5%†
	Alabama 3.9%
¤	Alabama Industrial Development Authority Solid Waste Disposal Revenue, Pine City Fiber Co. 6.45%, due 12/1/23 (a)	$1,300,000	$1,205,724
	Alabama Water Pollution Control Authority Refunding, Revolving Fund Loan Series B, Insured: AMBAC 4.125%, due 2/15/14 (b)	550,000	499,950
	Jefferson County Public Building Authority Lease Revenue Insured: AMBAC 5.00%, due 4/1/12 (b)	310,000	297,560
	Jefferson County, Limited Obligation School Warrants Series A 5.25%, due 1/1/13	895,000	880,438
			2,883,672
	Arizona 0.7%
	Pima County Industrial Development Authority Education Revenue, Paradise Education Center Project
	Series A 5.875%, due 6/1/33	250,000	204,183
	6.10%, due 6/1/45	350,000	287,654
			491,837
	California 9.9%
	California Infrastructure & Economic Development Bank Revenue, Stockton Port District Project Insured: ACA 5.50%, due 7/1/32 (c)	350,000	263,470
	California Municipal Finance Authority Revenue, University of LA Verne Series: A 6.25%, due 6/1/40	500,000	478,000
¤	California Pollution Control Financing Authority Environmental Improvement Revenue, Air Products and Chemicals 1.30%, due 3/1/41	1,200,000	1,200,000
	Golden State Tobacco Securitization Corp. TOB Settlement Insured: AGC-ICC 5.00%, due 6/1/45 (d)	1,000,000	808,650
	Hayward, California Unified School District, Capital Appreciation Election Series A, Insured: AGM (zero coupon), due 8/1/37 (e)	6,135,000	892,152
¤	Inland Empire Tobacco Securitization Authority TOB Settlement
	Series A 4.625%, due 6/1/21	1,475,000	1,145,868
	Series A 5.00%, due 6/1/21	1,520,000	1,220,742
	San Joaquin Hills Transportation Corridor Agency Series A, Insured: NATL-RE (zero coupon), due 1/15/25 (f)	3,000,000	901,920
	Turlock California Public Financing Authority 7.50%, due 9/1/39	500,000	500,405
			7,411,207
	Colorado 5.5%
¤	Arkansas River Power Authority Revenue
	6.00%, due 10/1/40	1,000,000	943,880
	6.125%, due 10/1/40	1,000,000	973,910
	Colorado Educational & Cultural Facilities Authority Revenue Series A4 0.27%, due 2/1/34	50,000	50,000
	Colorado Educational & Cultural Facilities Authority Revenue, Johnson & Wales University Series A, Insured: XLCA 5.00%, due 4/1/28 (g)	185,000	159,711
	Denver Convention Center Hotel Authority Revenue, Refunding Series, Insured: XLCA 4.75%, due 12/1/35 (g)	165,000	122,953
	E-470 Public Highway Authority Revenue
	Series B, Insured: NATL-RE (zero coupon), due 9/1/27 (f)	240,000	72,504
	Series B, Insured: NATL-RE (zero coupon), due 9/1/30 (f)	400,000	92,300
	(zero coupon), due 9/1/40	1,000,000	106,060
	Fronterra Village Metropolitan District No. 2, Colorado, Refunding & Improvement Insured: RADIAN 4.875%, due 12/1/27 (h)	500,000	439,900
	North Range Village Metropolitan District, Colorado, Refunding & Improvement Insured: CIFG 4.25%, due 12/1/36 (i)	600,000	475,548
	Regional Transportation District, Colorado, Private Activity Revenue 6.00%, due 1/15/41	500,000	452,030
	Table Rock Metropolitan District General Obligation, Refunding Improvement Insured: RADIAN 4.25%, due 12/1/27 (h)	275,000	214,112
			4,102,908
	Connecticut 1.0%
	Connecticut, Special Parking Revenue Series A, Insured: ACA 6.60%, due 7/1/24 (a)(c)	785,000	728,747
	District of Columbia 0.7%
	District of Columbia Revenue, Friendship Public Charter School Insured: ACA 5.25%, due 6/1/33 (c)	85,000	67,666
	District of Columbia Revenue, James F Oyster Elementary School Pilot Insured: ACA 6.25%, due 11/1/31 (c)	485,000	437,130
			504,796
	Florida 8.4%
	Bay County Florida Educational Facilities Revenue Series A 6.00%, due 9/1/40	1,000,000	807,640
	Escambia County Health Facilities Authority Revenue, Baptist Hospital, Project Series A 6.00%, due 8/15/36	250,000	238,095
	Florida State Municipal Power Agency Revenue Series E 0.73%, due 10/1/30	1,000,000	1,000,000
	Miami Beach Health Facilities Authority, Hospital Revenue, Refunding, Mount Sinai Medical Center of Florida 6.75%, due 11/15/29	1,000,000	953,900
¤	North Sumter County Florida Utility Dependent District Revenue 6.25%, due 10/1/43	1,500,000	1,397,700
	Orange County Health Facilities Authority Revenue, Hospital Orlando Regional Healthcare Series A, Insured: AGM 0.43%, due 10/1/41 (e)	100,000	100,000
	Seminole County Industrial Development Authority Revenue Series A 7.375%, due 11/15/41	750,000	736,725
	Volusia County Industrial Development Authority Revenue Insured: CIFG 5.00%, due 6/1/35 (i)	1,270,000	1,006,081
			6,240,141
	Georgia 2.1%
	DeKalb County Hospital Authority Revenue, DeKalb Medical Center, Project 6.125%, due 9/1/40	1,075,000	984,249
	McDuffie County Development Authority Revenue 6.95%, due 12/1/23 (a)	600,000	589,404
			1,573,653
	Guam 2.0%
¤	Guam Department of Education Certificates Participation
	Series A 6.00%, due 12/1/20	500,000	480,590
	Series A 6.625%, due 12/1/30	1,085,000	1,007,878
			1,488,468
	Illinois 5.0%
	Chicago, Illinois, O'Hare International Airport Special Facility Revenue, Refunding, Delta Airlines Term 6.45%, due 5/1/18	150,000	142,978
	Illinois Development Finance Authority Revenue, Community Rehab Providers Series A 5.60%, due 7/1/19	610,000	545,950
	Illinois Finance Authority Revenue, Wesleyan University Series B, Insured: CIFG 4.50%, due 9/1/35 (i)	470,000	343,941
	Massac County Hospital District Insured: CIFG 4.50%, due 11/1/31 (i)	1,080,000	859,702
	Railsplitter Tobacco Settlement Authority Revenue 6.00%, due 6/1/28	1,000,000	958,370
	Village of Bourbonnais Revenue 5.50%, due 11/1/40	1,000,000	912,910
			3,763,851
	Indiana 3.0%
	Carmel Redevelopment District Series C 6.50%, due 7/15/35 (j)	1,000,000	897,870
	Indiana Finance Authority Hospital Revenue, King's Daughter Hospital & Health 5.50%, due 8/15/45	500,000	394,275
	Indianapolis in Multifamily Housing Revenue
	Series A 6.00%, due 7/1/40	500,000	464,900
	Series B 6.75%, due 7/1/40	500,000	463,745
			2,220,790
	Iowa 0.3%
	Xenia Rural Water District Revenue Insured: CIFG 4.50%, due 12/1/31 (i)	460,000	231,477

	Kentucky 1.0%
	Kentucky Economic Development Finance Authority Revenue, Owensboro Medical Health System Series A 6.375%, due 6/1/40	770,000	727,619

	Louisiana 1.6%
	Louisiana Public Facilities Authority Revenue, Black and Gold Facilities, Project
	Series A, Insured: CIFG 4.50%, due 7/1/38 (i)	1,130,000	786,514
	Series A, Insured: CIFG 5.00%, due 7/1/39 (i)	500,000	408,020
			1,194,534
	Maryland 2.1%
	Anne Arundel County 6.10%, due 7/1/40	750,000	683,543
	Maryland Health & Higher Educational Facilities Authority Revenue 6.25%, due 1/1/45	950,000	899,004
			1,582,547
	Massachusetts 1.4%
	Massachusetts State Health & Educational Facilities Authority Revenue, Suffolk University Series A 6.25%, due 7/1/30	1,000,000	1,025,560

	Michigan 4.4%
	Chandler Park Academy, Public School Academy Revenue 5.125%, due 11/1/35	605,000	465,420
	Detroit, Michigan Capital Improvement Series A-1 5.00%, due 4/1/16	300,000	282,495
¤	Michigan Finance Authority Educational Facility Revenue Series A 8.00%, due 10/1/30	1,250,000	1,292,312
	Michigan Municipal Bond Authority Revenue, Local Government Loan Program
	Series C, Insured: AMBAC 4.50%, due 5/1/31 (b)	140,000	108,772
	Series B, Insured: AMBAC 5.00%, due 12/1/34 (b)	340,000	267,084
	Michigan Public Educational Facilities Authority Revenue 8.00%, due 4/1/40	500,000	509,320
	Michigan Tobacco Settlement Finance Authority Series A 6.00%, due 6/1/34	500,000	362,550
			3,287,953
	Minnesota 0.6%
	Washington County Housing & Redevelopment Authority, Hospital Facilities Revenue, Healtheast Project 5.50%, due 11/15/27	500,000	432,760

	Mississippi 0.2%
	Mississippi Business Finance Corp. Pollution Control Revenue, Refunding, System Energy Resources 5.90%, due 5/1/22	130,000	127,169

	Missouri 2.4%
	Arnold Retail Corridor Transportation Development District 6.65%, due 5/1/38	500,000	462,820
	Kansas City Industrial Development Authority Revenue 6.25%, due 9/1/32	1,000,000	920,170
	Missouri State Health & Educational Facilities Authority Revenue, Washington University Series A 0.28%, due 9/1/30	400,000	400,000
			1,782,990
	Nevada 1.9%
	Clark County Economic Development Revenue, Refunding, Southwest Gas Corp. Project Series B, Insured: FGIC 5.00%, due 12/1/33 (a)(k)	290,000	240,984
	Clark County Economic Development Revenue, University Southern Nevada Project Insured: RADIAN 4.625%, due 4/1/37 (h)	1,500,000	994,215
	Director of the State of Nevada Department of Business & Industry Lease Revenue, Tahoe Regional Planning Agency Project Series A, Insured: AMBAC 4.50%, due 6/1/37 (b)	305,000	179,624
			1,414,823
	New Hampshire 1.3%
	Manchester Housing and Redevelopment Authority Revenue, Capital Appreciation
	Series B, Insured: RADIAN, ACA (zero coupon), due 1/1/17 (c)(h)	375,000	223,890
	Series B, Insured: ACA (zero coupon), due 1/1/26 (c)	1,400,000	338,394
	New Hampshire Health & Education Facilities Authority Revenue, Franklin Pierce College, Insured: ACA 6.05%, due 10/1/34 (c)	520,000	414,830
			977,114
	New Jersey 4.6%
	Burlington County Bridge Commission Economic Development Revenue, Evergreen Project 5.625%, due 1/1/38	500,000	396,510
	New Jersey Economic Development Authority Revenue, Applewood Estates Project Series A, Insured: RADIAN 5.00%, due 10/1/35 (h)	110,000	83,378
	New Jersey Economic Development Authority Revenue, Capital Appreciation Series A, Insured: NATL-RE (zero coupon), due 7/1/18 (f)	225,000	134,204
	New Jersey Economic Development Authority Revenue, Cigarette Tax
	5.50%, due 6/15/31	500,000	441,980
	5.75%, due 6/15/29	720,000	648,266
	New Jersey Economic Development Authority Revenue, MSU Student Housing Project 5.875%, due 6/1/42	900,000	815,058
	New Jersey Economic Development Authority Special Facilities Revenue, Continental Airlines, Project
	5.50%, due 4/1/28 (a)	150,000	119,118
	6.25%, due 9/15/29 (a)	575,000	523,227
	6.40%, due 9/15/23 (a)	190,000	180,316
	New Jersey Health Care Facilities Financing Authority Revenue Insured: NATL-RE (zero coupon), due 7/1/17 (f)	115,000	74,092
			3,416,149
	New York 3.7%
	New York Liberty Development Corp. Revenue Refunding, Second Priority Bank of America 6.375%, due 7/15/49	1,000,000	1,008,430
	Port Authority of New York & New Jersey Special Obligation Revenue 6.00%, due 12/1/42	900,000	855,315
	Suffolk County Economic Development Corp. Revenue Refunding, Peconic Landing Southold 6.00%, due 12/1/40	1,000,000	928,200
			2,791,945
	North Carolina 1.3%
	North Carolina Medical Care Commission Retirement Facilities Revenue, First Mortgage Galloway Ridge
	Series A 5.875%, due 1/1/31	530,000	476,369
	Series A 6.00%, due 1/1/39	520,000	470,039
			946,408
	Ohio 6.6%
¤	Buckeye, Ohio, Tobacco Settlement Financing Authority
	Series A-2 5.125%, due 6/1/24	1,000,000	753,990
	Series A-2 5.75%, due 6/1/34	600,000	397,932
	Series A-2 5.875%, due 6/1/30	1,000,000	697,820
	Cleveland-Cuyahoga County Port Authority Revenue, Student Housing Eulclid Avenue Project
	Insured: AMBAC 4.25%, due 8/1/15 (b)	200,000	194,336
	Insured: AMBAC 4.50%, due 8/1/36 (b)	320,000	219,763
	Erie County, Ohio, Hospital Facilities Revenue Series A 5.25%, due 8/15/46	275,000	214,187
¤	Summit County Port Authority Revenue Series B 6.875%, due 5/15/40	1,250,000	1,206,550
	Summit County Port Authority Revenue, Brimfield Project Series G 4.875%, due 5/15/25	500,000	401,655
	Toledo-Lucas County Port Authority Special Assessment Revenue, Crocker Park Public Improvement, Project 5.375%, due 12/1/35	1,105,000	883,889
			4,970,122
	Oklahoma 0.1%
	Norman Regional Hospital Authority Revenue Insured: RADIAN 5.50%, due 9/1/32 (h)	130,000	104,876

	Oregon 0.3%
	Oregon State Facilities Authority Revenue, Concordia University Project Series A 6.375%, due 9/1/40	250,000	245,578

	Pennsylvania 4.6%
	Allegheny County Industrial Development Authority Revenue, Propel Charter Montour Series A 6.75%, due 8/15/35	315,000	283,320
	Harrisburg, Pennsylvania, Authority Revenue, University of Science Series B 6.00%, due 9/1/36	600,000	507,744
	Harrisburg, Pennsylvania, Capital Appreciation, Refunding
	Series D, Insured: AMBAC (zero coupon), due 3/15/11 (b)	325,000	319,238
	Series D, Insured: AMBAC (zero coupon), due 9/15/12 (b)	25,000	21,218
	Series: F, Insured: AMBAC (zero coupon), due 9/15/13 (b)	160,000	120,150
	Series F, Insured: AMBAC (zero coupon), due 9/15/14 (b)	100,000	69,936
	Series F, Insured: AMBAC (zero coupon), due 9/15/15 (b)	60,000	37,900
	Series D, Insured: AMBAC (zero coupon), due 3/15/16 (b)	125,000	75,130
	Montgomery County, Pennsylvania, Industrial Development Authority Revenue, Acts Retirement Communities Series A 4.50%, due 11/15/36	500,000	372,165
	Pennsylvania Economic Development Financing Authority Revenue Series B 8.00%, due 5/1/29	250,000	250,000
	Pennsylvania Higher Educational Facilities Authority Revenue, University of the Arts Insured: RADIAN 5.75%, due 3/15/30 (h)	1,000,000	879,760
	Philadelphia Authority for Industrial Development Revenue, First Philadelphia Charter Series A 5.85%, due 8/15/37	650,000	530,413
			3,466,974
	Rhode Island 0.1%
	Providence Redevelopment Agency Certificates of Participation Series A, Insured: RADIAN (zero coupon), due 9/1/35 (h)	280,000	46,698

	Tennessee 2.0%
	Blount County Tennessee Public Building Authority Revenue Series A 1.09%, due 6/1/34	200,000	200,000
	Chattanooga Health Educational & Housing Facility Board Revenue, Refunding Series B 6.00%, due 10/1/35	500,000	425,585
	Johnson City Health & Educational Facilities Board Revenue, First Mountain States Health Alliance Series A 5.50%, due 7/1/36	1,000,000	859,800
			1,485,385
	Texas 10.9%
	Alliance Airport Authority, American Airlines Project 7.00%, due 12/1/11 (a)	160,000	160,125
	Central Texas Regional Mobility Authority Revenue (zero coupon), due 1/1/33	135,000	27,171
	Dallas-Fort Worth, International Airport Facilities Improvement Corp. Revenue 9.00%, due 5/1/29 (a)	750,000	768,578
	Harris County-Houston Sports Authority Revenue
	Series B, Insured: NATL-RE (zero coupon), due 11/15/13 (f)	100,000	81,700
	Series H, Insured: NATL-RE (zero coupon), due 11/15/24 (f)	100,000	32,502
	Houston Texas Airport System Revenue, Special Facilities Continental Airline Series B 6.125%, due 7/15/27 (a)	115,000	104,213
	San Juan Texas Higher Education Finance Authority Revenue, Idea Public Schools Series A 6.70%, due 8/15/40	1,000,000	1,000,660
¤	Texas Private Activity Bond Surface Transportation Corp. Revenue
	6.875%, due 12/31/39	1,450,000	1,452,276
	7.00%, due 6/30/40	1,000,000	1,010,200
	7.50%, due 6/30/33	750,000	778,095
	Texas Public Finance Authority Revenue, Financing System Texas Southern University 6.75%, due 5/1/30	315,000	308,486
	Texas State Public Finance Authority Charter School Finance Corp. Revenue, ED - Burnham Wood Project Series A 6.25%, due 9/1/36	1,300,000	1,079,273
	Travis County Health Facilities Development Corp. Revenue, Westminster Manor 7.125%, due 11/1/40	1,000,000	965,790
	Tyler Health Facilities Development Corp. Revenue, Mother Frances Hospital Series B 5.00%, due 7/1/37	500,000	389,735
			8,158,804
	Utah 0.7%
	Utah State Charter School Finance Authority Revenue, North Star Academy Series A 7.00%, due 7/15/45	600,000	561,738

	Wisconsin 1.2%
	Menasha Wisconsin
	Insured: NATL-RE 3.70%, due 3/1/13 (f)	740,000	685,847
	4.40%, due 9/1/17	100,000	82,581
	Warrens Wisconsin, Refunding 4.70%, due 12/1/19	120,000	96,246
			864,674
	Total Municipal Bonds (Cost $74,769,302)		71,253,967

		Shares
	Unaffiliated Investment Companies 4.7%
	California 2.1%
	BlackRock MuniYield California Fund, Inc.	4,960	63,240
	BlackRock MuniYield California Insured Fund, Inc.	15,810	195,096
	Invesco California Insured Municipal Income Trust	16,147	199,900
	Invesco California Quality Municipal Securities	28,900	324,258
	Nuveen California Dividend Advantage Municipal Fund	35,000	418,250
	Nuveen California Municipal Market Opportunity Fund	30,000	370,500
	Nuveen California Performance Plus Municipal Fund	3,020	36,451
			1,607,695
	Michigan 0.4%
	Nuveen Michigan Premium Income Fund	1,405	17,928
	Nuveen Michigan Quality Income	23,148	295,831
			313,759
	Multi-State 1.6%
	Invesco Insured Municipal Income Trust	24,716	320,814
	Invesco Municipal Income Opportunities Trust	38,418	231,276
	Invesco Municipal Income Opportunities Trust II	8,290	54,465
	Invesco Quality Municipal Income Trust	12,300	145,263
	Invesco Quality Municipal Securities	34,620	439,328
			1,191,146
	New York 0.1%
	Nuveen New York Dividend Advantage Municipal Fund	620	7,874
	Nuveen New York Investment Quality Municipal Fund	2,320	30,531
			38,405
	Pennsylvania 0.5%
	Nuveen Pennsylvania Investment Quality Municipal Fund	9,600	124,992
	Nuveen Pennsylvania Premium Income Municipal Fund 2	20,000	243,000
			367,992
	Total Unaffiliated Investment Companies (Cost $3,946,578)		3,518,997

	Total Investments (Cost $78,715,880) (l)	100.2%	74,772,964

	Other Assets, Less Liabilities	(0.2)	(122,751)

	Net Assets	100.0%	$74,650,213

¤	Among the Fund's 10 largest issuers held, as of January 31, 2011. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
(a)	Interest on these securities is subject to alternative minimum tax.
(b)	AMBAC - Ambac Assurance Corp.
(c)	ACA - ACA Financial Guaranty Corp.
(d)	AGC - ICC Assured Guaranty Corporation - Insured Custody Certificates
(e)	AGM - Assured Guaranty Municipal Corp.
(f)	NATL-RE - National Public Finance Guarantee
(g)	XLCA - XL Capital Assurance, Inc.
(h)	RADIAN - Radian Asset Assurance, Inc.
(i)	CIFG - CIFG Group
(j)	Illiquid security - The total market value of this security at January 31, 2011 is $897,870, which represents 1.2% of the Fund's net assets.
(k)	FGIC - Financial Guaranty Insurance Co.
(l)	At January 31, 2011, cost is $78,715,880 for federal income tax purposes and net unrealized depreciation is as follows:
Gross unrealized appreciation	$375,131
Gross unrealized depreciation	(4,318,047)
Net unrealized depreciation	$(3,942,916)

The following is a summary of the fair valuations according to the inputs used as of January 31, 2011, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Municipal Bonds	$—	$71,253,967	$—	$71,253,967
Unaffiliated Investment Companies	3,518,997	—	—	3,518,997
Total Investments in Securities	$3,518,997	$71,253,967	$—	$74,772,964

(a)  For a complete listing of investments and their industries, see the Portfolio of Investments.

For the period ended January 31, 2011, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

At January 31, 2011, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay ICAP Equity Fund
Portfolio of Investments January 31, 2011 unaudited

		Shares	Value
	Common Stocks 96.1%†
	Consumer Discretionary 11.0%
	Johnson Controls, Inc.	411,821	$15,809,808
	Lowe's Cos., Inc.	944,387	23,420,798
	Time Warner, Inc.	583,963	18,365,636
¤	Viacom, Inc. Class B	703,784	29,242,225
			86,838,467
	Consumer Staples 10.3%
¤	Coca-Cola Co. (The)	435,881	27,395,121
	CVS Caremark Corp.	531,199	18,167,006
	Molson Coors Brewing Co. Class B	236,657	11,092,114
	PepsiCo., Inc.	383,589	24,668,608
			81,322,849
	Energy 12.6%
	Apache Corp.	91,870	10,965,603
¤	Chevron Corp.	261,533	24,827,327
¤	ConocoPhillips	349,056	24,943,542
	Marathon Oil Corp.	488,697	22,333,453
	Occidental Petroleum Corp.	167,913	16,233,829
			99,303,754
	Financials 22.4%
	ACE, Ltd.	125,791	7,747,468
	Aflac, Inc.	333,688	19,213,755
	Aon Corp.	342,693	15,674,778
	BB&T Corp.	629,965	17,412,233
	BlackRock, Inc.	77,719	15,389,916
	Charles Schwab Corp. (The)	509,735	9,200,717
	Goldman Sachs Group, Inc. (The)	131,812	21,567,079
¤	JPMorgan Chase & Co.	634,250	28,503,195
	MetLife, Inc.	392,876	17,981,935
	Wells Fargo & Co.	739,456	23,973,163
			176,664,239
	Health Care 15.7%
	Covidien PLC	397,606	18,874,357
¤	Merck & Co., Inc.	836,260	27,738,744
¤	Pfizer, Inc.	2,050,820	37,365,941
¤	Sanofi-Aventis, Sponsored ADR (a)	819,725	28,206,737
	WellPoint, Inc. (b)	180,032	11,183,588
			123,369,367
	Industrials 3.9%
¤	Honeywell International, Inc.	470,575	26,356,906
	Textron, Inc.	172,648	4,538,916
			30,895,822
	Information Technology 9.9%
	Accenture PLC Class A	245,199	12,620,392
	Applied Materials, Inc.	731,300	11,474,097
	Microsoft Corp.	832,702	23,086,663
	QUALCOMM, Inc.	269,243	14,574,124
	Texas Instruments, Inc.	481,788	16,337,431
			78,092,707
	Materials 3.7%
	Monsanto Co.	215,119	15,785,432
	Newmont Mining Corp.	57,398	3,160,908
	Owens-Illinois, Inc. (b)	355,133	10,472,872
			29,419,212
	Telecommunication Services 6.6%
	BCE, Inc.	590,399	21,449,196
¤	Vodafone Group PLC, Sponsored ADR (a)	1,080,376	30,639,463
			52,088,659
	Total Common Stocks (Cost $594,981,621)		757,995,076

		Principal Amount	Value
	Short-Term Investment 4.6%
	Repurchase Agreement 4.6%
	State Street Bank and Trust Co. 0.01%, dated 1/31/11 due 2/1/11 Proceeds at Maturity $36,086,390 (Collateralized by a United States Treasury Note with rate of 3.125% and a maturity date of 4/30/17, with a Principal Amount of $35,115,000 and a Market Value of $36,811,055)	$36,086,380	36,086,380

	Total Short-Term Investment (Cost $36,086,380)		36,086,380

	Total Investments (Cost $631,068,001) (c)	100.7%	794,081,456

	Other Assets, Less Liabilities	(0.7)	(5,865,639)

	Net Assets	100.0%	$788,215,817
¤	Among the Fund's 10 largest holdings, as of January 31, 2011, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
(a)	ADR - American Depositary Receipt.
(b)	Non-income producing security.
(c)	At January 31, 2011, cost is $653,720,719 for federal income tax purposes and net unrealized appreciation is as follows:
Gross unrealized appreciation	$163,573,473
Gross unrealized depreciation	(23,212,736)
Net unrealized appreciation	$140,360,737

The following is a summary of the fair valuations according to the inputs used as of January 31, 2011, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$757,995,076	$—	$—	$757,995,076
Short-Term Investment
Repurchase Agreement	—	36,086,380	—	36,086,380
Total Investments in Securities	$757,995,076	$36,086,380	$—	$794,081,456
(a) For a complete listing of investments and their industries, see the Portfolio of Investments.

For the period ended January 31, 2011, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

At January 31, 2011, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay ICAP Global Fund
Portfolio of Investments January 31, 2011 unaudited

		Shares	Value
	Common Stocks 96.1%†
	Consumer Discretionary 13.7%
¤	Bridgestone Corp.	53,500	$1,027,242
	British Sky Broadcasting Group PLC	8,050	97,356
	Genting Berhad	126,100	439,074
	Johnson Controls, Inc.	16,150	619,999
	Lowe's Cos., Inc.	36,050	894,040
	Nissan Motor Co., Ltd.	72,700	735,149
	Sands China, Ltd. (a)	258,200	637,829
	Time Warner, Inc.	23,600	742,220
	TUI Travel PLC	124,300	503,748
¤	Viacom, Inc. Class B	28,800	1,196,640
			6,893,297
	Consumer Staples 4.9%
	Coca-Cola Co. (The)	16,000	1,005,600
	CVS Caremark Corp.	16,500	564,300
	PepsiCo., Inc.	13,950	897,125
			2,467,025
	Energy 10.4%
	BG Group PLC	23,500	527,385
	ConocoPhillips	12,700	907,542
¤	Marathon Oil Corp.	22,050	1,007,685
	Occidental Petroleum Corp.	6,800	657,424
	Petroleo Brasileiro S.A., ADR (b)	15,250	560,133
	Repsol YPF, S.A.	18,750	589,804
¤	Total S.A.	17,200	1,005,912
			5,255,885
	Financials 24.9%
	Aflac, Inc.	13,200	760,056
	Banco Bilbao Vizcaya Argentaria S.A.	37,300	457,938
	BB&T Corp.	21,750	601,170
	BlackRock, Inc.	3,300	653,466
	Charles Schwab Corp. (The)	19,150	345,658
	Cheung Kong Holdings, Ltd.	19,500	321,638
	China Construction Bank Corp. Class H	554,919	488,254
	Credit Suisse Group A.G., Sponsored ADR (b)	19,600	876,316
	Erste Group Bank A.G.	8,900	445,987
	Goldman Sachs Group, Inc. (The)	5,100	834,462
	ING Groep N.V. (a)	62,900	716,859
	Intesa Sanpaolo S.p.A.	254,200	845,732
	JPMorgan Chase & Co.	21,750	977,445
	MetLife, Inc.	12,900	590,433
	Mitsubishi Estate Co., Ltd.	24,100	455,105
	Standard Chartered PLC	23,712	618,744
	Tokio Marine Holdings, Inc.	19,000	566,204
	UBS A.G. (a)	52,200	936,172
¤	Wells Fargo & Co.	32,750	1,061,755
			12,553,394
	Health Care 13.0%
	Bayer A.G.	9,150	674,743
	Covidien PLC	15,800	750,026
	GlaxoSmithKline PLC	22,900	413,961
¤	Merck & Co., Inc.	32,829	1,088,938
	Novartis A.G.	11,300	629,041
¤	Pfizer, Inc.	78,850	1,436,647
¤	Sanofi-Aventis	22,900	1,563,758
			6,557,114
	Industrials 10.5%
	ABB, Ltd. (a)	35,850	846,501
	China Communications Construction Co., Ltd. Class H	363,700	293,884
	Honeywell International, Inc.	16,450	921,364
	Hutchison Whampoa, Ltd.	33,450	390,418
¤	Mitsubishi Corp.	36,400	1,013,328
	Siemens A.G.	3,900	499,955
	Sime Darby Berhad	121,000	363,217
	TNT N.V.	34,415	931,313
			5,259,980
	Information Technology 8.2%
	Accenture PLC Class A	7,150	368,011
	Applied Materials, Inc.	23,850	374,207
	HOYA Corp.	28,150	663,281
	Microsoft Corp.	34,050	944,036
	QUALCOMM, Inc.	11,250	608,962
	SAP A.G.	12,550	725,459
	Texas Instruments, Inc.	12,800	434,048
			4,118,004
	Materials 3.5%
	Akzo Nobel N.V.	5,850	365,915
	Anglo American PLC	5,250	257,548
	Holcim, Ltd.	7,800	546,165
	Monsanto Co.	7,850	576,033
			1,745,661
	Telecommunication Services 4.4%
	Koninklijke KPN N.V.	57,500	906,532
¤	Vodafone Group PLC, Sponsored ADR (b)	46,900	1,330,084
			2,236,616
	Utilities 2.6%
	Energias de Portugal S.A.	110,600	424,907
	GDF Suez S.A.	22,176	879,747
			1,304,654
	Total Common Stocks (Cost $41,131,401)		48,391,630

		Principal Amount	Value
	Short-Term Investment 3.8%
	Repurchase Agreement 3.8%
	State Street Bank and Trust Co. 0.01%, dated 1/31/11 due 2/1/11 Proceeds at Maturity $1,938,584 (Collateralized by a United States Treasury Note with a rate of 3.125% and a maturity date of 4/30/17, with a Principal Amount of $1,890,000 and a Market Value of $1,981,287)	$1,938,583	1,938,583

	Total Short-Term Investment (Cost $1,938,583)		1,938,583

	Total Investments (Cost $43,069,984) (c)	99.9%	50,330,213

	Other Assets, Less Liabilities	0.1	38,099

	Net Assets	100.0%	$50,368,312

¤	Among the Fund's 10 largest holdings, as of January 31, 2011, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing security.
(b)	ADR - American Depositary Receipt.
(c)	At January 31, 2011, cost is $43,804,682 for federal income tax purposes and net unrealized appreciation is as follows:
Gross unrealized appreciation	$7,700,331
Gross unrealized depreciation	(1,174,800)
Net unrealized appreciation	$6,525,531

The following is a summary of the fair valuations according to the inputs used as of January 31, 2011, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$48,391,630	$—	$—	$48,391,630
Short-Term Investment
Repurchase Agreement	—	1,938,583	—	1,938,583
Total Investments in Securities	$48,391,630	$1,938,583	$—	$50,330,213
(a) For a complete listing of investments and their industries, see the Portfolio of Investments.

For the period ended January 31, 2011, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

At January 31, 2011, the Fund did not hold any investments with significant unobservable input (Level 3).

As of January 31, 2011, the Fund held the following foreign currencies:
		Currency		Cost		Value
Euro	EUR	237	USD	325	USD	325
Pound Sterling	GBP	1		1		1
Total			USD	326	USD	326

MainStay ICAP International Fund
Portfolio of Investments January 31, 2011 unaudited

		Shares	Value
	Common Stocks 95.2%†
	Consumer Discretionary 11.3%
¤	Bridgestone Corp.	1,820,600	$34,956,940
	British Sky Broadcasting Group PLC	850,800	10,289,550
	Genting Berhad	2,399,200	8,353,902
	Nissan Motor Co., Ltd.	2,451,900	24,793,823
	Sands China, Ltd. (a)	6,043,300	14,928,714
	TUI Travel PLC	3,593,500	14,563,312
			107,886,241
	Energy 9.7%
	BG Group PLC	738,000	16,562,141
	Petroleo Brasileiro S.A., ADR (b)	518,800	19,055,524
	Repsol YPF, S.A.	694,300	21,840,059
¤	Total S.A.	599,400	35,054,863
			92,512,587
	Financials 24.1%
	Banco Bilbao Vizcaya Argentaria S.A.	994,600	12,210,874
	Cheung Kong Holdings, Ltd.	720,300	11,880,818
	China Construction Bank Corp. Class H	16,915,677	14,883,514
	Credit Suisse Group A.G., Sponsored ADR (b)	622,100	27,814,091
	Erste Group Bank A.G.	326,000	16,336,154
	ING Groep N.V. (a)	2,348,600	26,766,541
¤	Intesa Sanpaolo S.p.A.	8,522,350	28,354,159
	Mitsubishi Estate Co., Ltd.	1,046,000	19,752,680
	Standard Chartered PLC	903,581	23,578,173
	Tokio Marine Holdings, Inc.	744,150	22,175,815
	UBS A.G. (a)	1,471,750	26,394,839
			230,147,658
	Health Care 10.2%
	Bayer A.G.	283,900	20,935,478
	GlaxoSmithKline PLC	929,150	16,796,135
	Novartis A.G.	401,600	22,356,017
¤	Sanofi-Aventis	545,150	37,226,315
			97,313,945
	Industrials 17.8%
¤	ABB, Ltd. (a)	1,292,450	30,517,702
	China Communications Construction Co., Ltd. Class H	9,298,350	7,513,433
	Hutchison Whampoa, Ltd.	1,461,300	17,055,825
	KOMATSU, Ltd.	546,250	16,265,046
¤	Mitsubishi Corp.	1,385,200	38,562,159
	Siemens A.G.	173,200	22,203,121
	Sime Darby Berhad	3,128,950	9,392,471
¤	TNT N.V.	1,072,613	29,026,255
			170,536,012
	Information Technology 4.9%
	HOYA Corp.	960,150	22,623,418
	SAP A.G.	420,800	24,324,565
			46,947,983
	Materials 4.6%
	Akzo Nobel N.V.	198,500	12,416,102
	Anglo American PLC	206,900	10,149,825
	Holcim, Ltd.	301,250	21,093,882
			43,659,809
	Telecommunication Services 7.4%
¤	Koninklijke KPN N.V.	2,170,200	34,214,865
¤	Vodafone Group PLC, Sponsored ADR (b)	1,297,300	36,791,428
			71,006,293
	Utilities 5.2%
	Energias de Portugal S.A.	4,842,900	18,605,626
¤	GDF Suez S.A.	792,950	31,457,223
			50,062,849
	Total Common Stocks (Cost $789,254,188)		910,073,377

		Principal Amount	Value
	Short-Term Investment 4.7%
	Repurchase Agreement 4.7%
	State Street Bank and Trust Co. 0.01%, dated 1/31/11 due 2/1/11 Proceeds at Maturity $45,014,294 (Collateralized by a United States Treasury Note with a rate of 1.375% and a maturity date of 5/15/13, with a Principal Amount of $45,065,000 and a Market Value of $45,916,729)	$45,014,281	45,014,281

	Total Short-Term Investment (Cost $45,014,281)		45,014,281

	Total Investments (Cost $834,268,469) (c)	99.9%	955,087,658

	Other Assets, Less Liabilities	0.1	1,289,168

	Net Assets	100.0%	$956,376,826

¤	Among the Fund's 10 largest holdings, as of January 31, 2011, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing security.
(b)	ADR - American Depositary Receipt.
(c)	At January 31, 2011, cost is $849,644,830 for federal income tax purposes and net unrealized appreciation is as follows:
Gross unrealized appreciation	$128,374,584
Gross unrealized depreciation	(22,931,756)
Net unrealized appreciation	$105,442,828

The following is a summary of the fair valuations according to the inputs used as of January 31, 2011, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$910,073,377	$—	$—	$910,073,377
Short-Term Investment
Repurchase Agreement	—	45,014,281	—	45,014,281
Total Investments in Securities	$910,073,377	$45,014,281	$—	$955,087,658
(a) For a complete listing of investments and their industries, see the Portfolio of Investments.

For the period ended January 31, 2011, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

At January 31, 2011, the Fund did not hold any investments with significant unobservable inputs (Level 3).

As of January 31, 2011, the Fund held the following foreign currencies:
		Currency		Cost			Value
Euro	EUR	13,477	USD	18,440		USD	18,452
Japanese Yen	JPY	1		—	(a)		—	(a)
Total			USD	18,440		USD	18,452
(a) Less than one dollar.

MainStay ICAP Select Equity Fund
Portfolio of Investments January 31, 2011 unaudited

		Shares	Value
	Common Stocks 95.9%†
	Consumer Discretionary 13.4%
	Johnson Controls, Inc.	2,519,290	$96,715,543
	Lowe's Cos., Inc.	4,922,330	122,073,784
	Time Warner, Inc.	3,173,900	99,819,155
¤	Viacom, Inc. Class B	3,057,552	127,041,285
			445,649,767
	Consumer Staples 10.5%
¤	Coca-Cola Co. (The)	2,415,950	151,842,457
	CVS Caremark Corp.	2,295,350	78,500,970
	PepsiCo., Inc.	1,863,547	119,844,708
			350,188,135
	Energy 10.3%
¤	ConocoPhillips	1,847,500	132,022,350
¤	Marathon Oil Corp.	2,876,678	131,464,185
	Occidental Petroleum Corp.	832,421	80,478,462
			343,964,997
	Financials 21.9%
	Aflac, Inc.	1,558,900	89,761,462
	BB&T Corp.	2,988,650	82,606,286
	BlackRock, Inc.	357,450	70,782,249
	Charles Schwab Corp. (The)	2,605,400	47,027,470
	Goldman Sachs Group, Inc. (The)	684,700	112,030,614
¤	JPMorgan Chase & Co.	2,902,550	130,440,597
	MetLife, Inc.	1,769,950	81,010,611
	Wells Fargo & Co.	3,535,578	114,623,439
			728,282,728
	Health Care 17.4%
	Covidien PLC	1,943,340	92,250,350
¤	Merck & Co., Inc.	4,599,130	152,553,142
¤	Pfizer, Inc.	10,301,060	187,685,313
¤	Sanofi-Aventis, Sponsored ADR (a)	4,272,000	146,999,520
			579,488,325
	Industrials 3.9%
¤	Honeywell International, Inc.	2,334,076	130,731,597

	Information Technology 11.9%
	Accenture PLC Class A	1,076,650	55,415,175
	Applied Materials, Inc.	3,103,200	48,689,208
	Microsoft Corp.	4,506,525	124,943,406
	QUALCOMM, Inc.	1,550,300	83,917,739
	Texas Instruments, Inc.	2,463,270	83,529,486
			396,495,014
	Materials 2.3%
	Monsanto Co.	1,037,900	76,161,102

	Telecommunication Services 4.3%
¤	Vodafone Group PLC, Sponsored ADR (a)	5,070,350	143,795,126

	Total Common Stocks (Cost $2,662,114,020)		3,194,756,791

		Principal Amount	Value
	Short-Term Investment 4.7%
	Repurchase Agreement 4.7%
	State Street Bank and Trust Co. 0.01%, dated 1/31/11 due 2/1/11 Proceeds at Maturity $154,839,396 (Collateralized by a United States Treasury Note with a rate of 1.375% and a maturity date of 5/15/13 with a Principal Amount of $155,010,000 and a Market Value of $157,939,689)	$154,839,353	154,839,353

	Total Short-Term Investment (Cost $154,839,353)		154,839,353

	Total Investments (Cost $2,816,953,373) (b)	100.6%	3,349,596,144

	Other Assets, Less Liabilities	(0.6)	(19,514,835)

	Net Assets	100.0%	$3,330,081,309

¤	Among the Fund's 10 largest holdings, as of January 31, 2011, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
(a)	ADR - American Depositary Receipt.
(b)	At January 31, 2011, cost is $2,850,875,173 for federal income tax purposes and net unrealized appreciation is as follows:
Gross unrealized appreciation	$547,868,374
Gross unrealized depreciation	(49,147,403)
Net unrealized appreciation	$498,720,971

The following is a summary of the fair valuations according to the inputs used as of January 31, 2011, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$3,194,756,791	$—	$—	$3,194,756,791
Short-Term Investment
Repurchase Agreement	—	154,839,353	—	154,839,353
Total Investments in Securities	$3,194,756,791	$154,839,353	$—	$3,349,596,144
(a) For a complete listing of investments and their industries, see the Portfolio of Investments.

For the period ended January 31, 2011, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

At January 31, 2011, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Indexed Bond Fund
Portfolio of Investments ††† January 31, 2011 unaudited
	Principal Amount	Value
Long-Term Bonds 99.3%†
Asset-Backed Securities 0.8%
Airlines 0.0%‡
Continental Airlines, Inc. Series 1992-2, Class A1 7.256%, due 3/15/20	$55,319	$60,021

Automobile 0.4%
Mercedes-Benz Auto Receivables Trust Series 2009-1, Class A3 1.67%, due 1/15/14	1,000,000	1,009,740
Nissan Auto Lease Trust Series 2010-B, Class A3 1.12%, due 12/15/13	1,000,000	998,940
		2,008,680
Home Equity 0.1%
Citicorp Residential Mortgage Securities, Inc. Series 2006-3, Class A3 5.61%, due 11/25/36 (a)	273,125	274,040
Equity One ABS, Inc. Series 2003-4, Class AF6 4.833%, due 10/25/34 (a)	230,780	234,698
Residential Asset Mortgage Products, Inc. Series 2003-RZ5, Class A7 4.97%, due 9/25/33 (a)	155,992	157,847
Saxon Asset Securities Trust Series 2003-1, Class AF5 5.455%, due 6/25/33 (a)	96,707	87,730
		754,315
Student Loans 0.3%
CNH Equipment Trust Series 2010-C, Class A3 1.17%, due 5/15/15	500,000	499,574
John Deere Owner Trust Series 2010-A, Class A3 1.32%, due 5/14/14	1,000,000	1,007,969
JP Morgan Mortgage Acquisition Corp. Series 2007-HE1, Class AF3 5.98%, due 3/25/47 (a)(b)	500,000	337,451
		1,844,994
Total Asset-Backed Securities (Cost $4,809,119)		4,668,010

Corporate Bonds 18.4%
Aerospace & Defense 0.6%
Boeing Co. (The)
4.875%, due 2/15/20	180,000	192,262
6.125%, due 2/15/33	250,000	271,487
General Dynamics Corp. 4.25%, due 5/15/13	350,000	375,704
Goodrich Corp. 7.00%, due 4/15/38	50,000	56,221
L-3 Communications Corp. 5.20%, due 10/15/19	100,000	102,739
Lockheed Martin Corp.
4.25%, due 11/15/19	500,000	503,277
7.65%, due 5/1/16	250,000	306,628
Northrop Grumman Corp.
1.85%, due 11/15/15	400,000	383,977
5.05%, due 8/1/19	100,000	106,756
Raytheon Co. 6.40%, due 12/15/18	200,000	233,911
United Technologies Corp.
4.50%, due 4/15/20	250,000	261,137
4.875%, due 5/1/15	200,000	221,218
6.125%, due 2/1/19	250,000	290,874
		3,306,191
Agriculture 0.1%
Archer-Daniels-Midland Co.
5.45%, due 3/15/18	100,000	110,909
6.45%, due 1/15/38	200,000	225,615
Bunge Limited Finance Corp. 5.35%, due 4/15/14	100,000	105,302
Philip Morris International, Inc. 5.65%, due 5/16/18	325,000	367,663
		809,489
Apparel 0.0%‡
VF Corp. 6.45%, due 11/1/37	50,000	55,702

Auto Manufacturers 0.1%
DaimlerChrysler N.A. Holding Corp. 8.50%, due 1/18/31	300,000	391,613

Auto Parts & Equipment 0.0%‡
Johnson Controls, Inc.
5.50%, due 1/15/16	50,000	55,129
6.00%, due 1/15/36	50,000	49,678
		104,807

	Banks 4.0%
¤	Bank of America Corp.
	2.10%, due 4/30/12 (c)	2,000,000	2,041,354
	4.75%, due 8/1/15	250,000	260,467
	4.90%, due 5/1/13	500,000	527,369
	5.25%, due 12/1/15	200,000	207,165
	5.375%, due 6/15/14	300,000	320,683
	5.42%, due 3/15/17	1,100,000	1,126,115
	5.625%, due 10/14/16	100,000	106,032
	5.65%, due 5/1/18	325,000	338,511
	Bank of New York Mellon Corp. (The) 2.95%, due 6/18/15	250,000	255,711
	BB&T Corp. 3.375%, due 9/25/13	650,000	678,781
	Branch Banking & Trust Co. 4.875%, due 1/15/13	100,000	106,044
	Citigroup, Inc.
	4.70%, due 5/29/15	300,000	314,301
	4.875%, due 5/7/15	350,000	362,622
	5.50%, due 10/15/14	1,000,000	1,087,732
	5.875%, due 2/22/33	600,000	541,258
	6.125%, due 11/21/17	1,000,000	1,097,102
	6.375%, due 8/12/14	300,000	334,834
	Fifth Third Bank 4.75%, due 2/1/15	250,000	261,645
	Goldman Sachs Group, Inc. (The)
	5.15%, due 1/15/14	625,000	678,613
	5.35%, due 1/15/16	350,000	380,068
	5.95%, due 1/18/18	1,000,000	1,081,708
	6.00%, due 6/15/20	500,000	537,252
	6.25%, due 9/1/17	350,000	386,207
	HSBC Bank USA N.A. 4.625%, due 4/1/14	925,000	978,964
	JPMorgan Chase & Co.
	2.20%, due 6/15/12 (c)	1,000,000	1,021,188
	4.40%, due 7/22/20	1,000,000	979,158
	5.15%, due 10/1/15	500,000	537,698
	JPMorgan Chase Bank N.A. 6.00%, due 10/1/17	785,000	868,231
	KeyBank N.A. 5.80%, due 7/1/14	375,000	407,689
	Marshall & Ilsley Bank 5.00%, due 1/17/17	150,000	155,070
	Mercantile Bankshares Corp. Series B 4.625%, due 4/15/13	100,000	104,580
	Morgan Stanley
	Series E 5.45%, due 1/9/17	425,000	443,941
	5.50%, due 7/24/20	1,100,000	1,099,735
	6.25%, due 8/28/17	310,000	333,050
	Northern Trust Corp. 3.45%, due 11/4/20	100,000	95,668
	PNC Bank N.A. 5.25%, due 1/15/17	175,000	187,368
	PNC Funding Corp.
	3.625%, due 2/8/15	150,000	155,185
	5.125%, due 2/8/20	100,000	104,738
	Sanwa Bank, Ltd. 7.40%, due 6/15/11	100,000	102,027
	State Street Bank & Trust Co. 5.25%, due 10/15/18	100,000	108,519
	SunTrust Banks, Inc. 5.40%, due 4/1/20	15,000	15,117
	U.S. Bancorp
	1.80%, due 5/15/12 (c)	700,000	710,482
	2.875%, due 11/20/14	300,000	308,652
	U.S. Bank N.A. 4.80%, due 4/15/15	100,000	107,787
	UBS A.G. 7.75%, due 9/1/26	100,000	109,186
	Wachovia Bank N.A.
	4.875%, due 2/1/15	575,000	613,273
	5.00%, due 8/15/15	50,000	53,452
	5.60%, due 3/15/16	200,000	219,914
	6.60%, due 1/15/38	300,000	329,487
	Wachovia Corp.
	5.25%, due 8/1/14	100,000	108,068
	5.50%, due 8/1/35	125,000	113,685
	Wells Fargo & Co. 3.75%, due 10/1/14	250,000	264,075
	Wells Fargo Bank N.A.
	5.75%, due 5/16/16	350,000	389,808
	5.95%, due 8/26/36	150,000	152,142
			24,209,511
	Beverages 0.4%
	Anheuser-Busch Cos., Inc. 6.45%, due 9/1/37	250,000	279,188
	Anheuser-Busch InBev Worldwide, Inc. 3.00%, due 10/15/12	500,000	516,346
	Bottling Group LLC 5.50%, due 4/1/16	100,000	114,057
	Coca-Cola Co. (The) 3.15%, due 11/15/20	550,000	513,284
	Dr. Pepper Snapple Group, Inc.
	2.35%, due 12/21/12	200,000	204,608
	6.12%, due 5/1/13	100,000	110,275
	Pepsi Bottling Group, Inc. 7.00%, due 3/1/29	60,000	71,923
	PepsiCo., Inc.
	5.00%, due 6/1/18	500,000	547,561
	5.15%, due 5/15/12	250,000	263,570
			2,620,812
	Biotechnology 0.1%
	Amgen, Inc.
	3.45%, due 10/1/20	150,000	142,050
	4.85%, due 11/18/14	100,000	110,424
	5.85%, due 6/1/17	150,000	173,656
	6.40%, due 2/1/39	100,000	112,780
	Genentech, Inc. 4.75%, due 7/15/15	100,000	110,039
			648,949
	Building Materials 0.0%‡
	CRH America, Inc.
	4.125%, due 1/15/16	100,000	100,950
	6.00%, due 9/30/16	100,000	107,400
			208,350
	Chemicals 0.5%
	Air Products & Chemicals, Inc. 4.15%, due 2/1/13	100,000	104,843
	Dow Chemical Co. (The)
	2.50%, due 2/15/16	250,000	239,500
	6.00%, due 10/1/12	850,000	915,125
	E.I. du Pont de Nemours & Co.
	3.625%, due 1/15/21	50,000	47,563
	4.625%, due 1/15/20	200,000	208,405
	4.75%, due 11/15/12	280,000	297,868
	Eastman Chemical Co. 4.50%, due 1/15/21	50,000	48,664
	Lubrizol Corp. 5.50%, due 10/1/14	100,000	109,406
	Monsanto Co. 7.375%, due 8/15/12	100,000	109,734
	PPG Industries, Inc. 5.75%, due 3/15/13	100,000	108,321
	Praxair, Inc. 3.95%, due 6/1/13	200,000	212,572
	Rohm & Haas Co. 7.85%, due 7/15/29	100,000	114,618
	Valspar Corp. 5.625%, due 5/1/12	250,000	261,561
			2,778,180
	Commercial Services 0.1%
	McKesson Corp. 5.70%, due 3/1/17	50,000	55,914
	R.R. Donnelley & Sons Co. 5.50%, due 5/15/15	100,000	102,246
	Science Applications International Corp. 6.25%, due 7/1/12	100,000	107,211
	Western Union Co. (The) 5.93%, due 10/1/16	130,000	145,780
			411,151
	Computers 0.4%
	Dell, Inc. 4.70%, due 4/15/13	175,000	188,261
	Electronic Data Systems Corp. Series B 6.00%, due 8/1/13	100,000	111,316
	Hewlett-Packard Co.
	2.20%, due 12/1/15	150,000	148,773
	5.25%, due 3/1/12	350,000	367,159
	International Business Machines Corp.
	5.70%, due 9/14/17	700,000	804,641
	5.875%, due 11/29/32	100,000	110,404
	6.50%, due 1/15/28	100,000	117,893
	7.50%, due 6/15/13	100,000	114,632
	8.375%, due 11/1/19	100,000	132,616
			2,095,695
	Cosmetics & Personal Care 0.1%
	Colgate-Palmolive Co. 3.15%, due 8/5/15	100,000	104,162
	Procter & Gamble Co. (The)
	4.70%, due 2/15/19	250,000	270,840
	4.85%, due 12/15/15	75,000	83,616
	5.55%, due 3/5/37	100,000	106,747
	5.80%, due 8/15/34	75,000	81,603
			646,968
	Diversified Financial Services 1.2%
	Citigroup Funding, Inc. 1.875%, due 11/15/12 (c)	1,500,000	1,532,397
¤	General Electric Capital Corp.
	2.10%, due 1/7/14	100,000	99,999
	2.625%, due 12/28/12 (c)	1,500,000	1,555,725
	5.00%, due 1/8/16	375,000	403,698
	5.40%, due 2/15/17	200,000	216,575
	5.875%, due 1/14/38	525,000	518,336
	6.00%, due 6/15/12	1,125,000	1,200,017
	Series A 6.75%, due 3/15/32	650,000	711,172
	HSBC Finance Corp. 6.676%, due 1/15/21 (d)	951,000	985,580
	Toyota Motor Credit Corp. 2.80%, due 1/11/16	200,000	202,816
			7,426,315
	Electric 1.5%
	Alabama Power Co. 5.55%, due 2/1/17	50,000	55,628
	Alliant Energy Corp. 4.00%, due 10/15/14	100,000	103,598
	Appalachian Power Co. Series H 5.95%, due 5/15/33	100,000	97,285
	Arizona Public Service Co. 6.375%, due 10/15/11	100,000	103,724
	Baltimore Gas & Electric Co. 6.125%, due 7/1/13	100,000	110,358
	CenterPoint Energy Houston Electric LLC Series K2 6.95%, due 3/15/33	100,000	114,561
	Commonwealth Edison Co. 6.15%, due 9/15/17	300,000	345,910
	Consolidated Edison Co. of New York, Inc.
	6.20%, due 6/15/36	100,000	109,869
	6.30%, due 8/15/37	225,000	249,123
	Constellation Energy Group, Inc. 7.60%, due 4/1/32	100,000	111,980
	Consumers Energy Co. Series B 5.375%, due 4/15/13	300,000	323,227
	Detroit Edison Co. (The) 6.40%, due 10/1/13	275,000	310,633
	Dominion Resources, Inc. 5.15%, due 7/15/15	100,000	110,627
	Duke Energy Carolinas LLC
	5.30%, due 2/15/40	150,000	147,271
	6.00%, due 1/15/38	200,000	216,181
	Entergy Gulf States Louisiana LLC 3.95%, due 10/1/20	250,000	239,689
	Entergy Mississippi, Inc. 5.15%, due 2/1/13	75,000	79,264
	FirstEnergy Corp.
	Series B 6.45%, due 11/15/11	11,000	11,429
	Series C 7.375%, due 11/15/31	200,000	212,092
	Florida Power & Light
	5.55%, due 11/1/17	100,000	115,758
	5.95%, due 10/1/33	100,000	108,161
	Florida Power Corp. 6.35%, due 9/15/37	150,000	168,268
	Georgia Power Co.
	4.75%, due 9/1/40	150,000	135,366
	5.65%, due 3/1/37	100,000	103,116
	Indiana Michigan Power Co. 7.00%, due 3/15/19	50,000	58,864
	Jersey Central Power & Light Co. 7.35%, due 2/1/19	35,000	41,173
	Kansas City Power & Light Co. 6.50%, due 11/15/11	50,000	51,830
	Kentucky Utilities Co. 1.625%, due 11/1/15 (d)	100,000	96,303
	MidAmerican Energy Holdings Co. 5.875%, due 10/1/12	100,000	107,716
	Nevada Power Co.
	6.50%, due 4/15/12	50,000	52,998
	6.50%, due 8/1/18	150,000	173,236
	NextEra Energy Capital Holdings, Inc. 2.60%, due 9/1/15	300,000	294,836
	NiSource Finance Corp. 6.15%, due 3/1/13	175,000	190,391
	Ohio Power Co.
	Series K 6.00%, due 6/1/16	50,000	56,271
	Series G 6.60%, due 2/15/33	150,000	164,320
	Oncor Electric Delivery Co. LLC
	5.00%, due 9/30/17 (d)	100,000	106,663
	7.00%, due 9/1/22	100,000	118,578
	Pacific Gas & Electric Co. 5.625%, due 11/30/17	750,000	848,648
	PacifiCorp 6.25%, due 10/15/37	300,000	330,149
	Peco Energy Co. 5.95%, due 10/1/36	100,000	106,929
	Pepco Holdings, Inc. 2.70%, due 10/1/15	200,000	195,231
	PPL Energy Supply LLC 5.40%, due 8/15/14	100,000	107,242
	Progress Energy, Inc. 5.625%, due 1/15/16	250,000	281,137
	PSE&G Power LLC
	5.125%, due 4/15/20	80,000	82,934
	8.625%, due 4/15/31	50,000	63,342
	PSI Energy, Inc. 5.00%, due 9/15/13	100,000	108,758
	Public Service Electric & Gas Co. Series D 5.25%, due 7/1/35	50,000	48,492
	Puget Sound Energy, Inc. 6.274%, due 3/15/37	100,000	104,600
	San Diego Gas & Electric Co. 5.35%, due 5/15/35	175,000	175,577
	SCANA Corp. 6.25%, due 2/1/12	100,000	105,162
	South Carolina Electric & Gas Co.
	6.05%, due 1/15/38	100,000	107,311
	6.50%, due 11/1/18	90,000	106,296
	Southern California Edison Co.
	4.50%, due 9/1/40	175,000	152,439
	6.00%, due 1/15/34	100,000	107,493
	Union Electric Co.
	4.65%, due 10/1/13	100,000	106,913
	5.40%, due 2/1/16	100,000	110,056
	Virginia Electric and Power Co.
	5.00%, due 6/30/19	120,000	129,114
	6.00%, due 1/15/36	100,000	107,808
	6.00%, due 5/15/37	125,000	134,624
	Xcel Energy, Inc. 6.50%, due 7/1/36	200,000	220,896
			9,037,448
	Electrical Components & Equipment 0.1%
	Cooper Industries, Inc. 5.25%, due 11/15/12	50,000	53,585
	Emerson Electric Co. 4.25%, due 11/15/20	400,000	410,293
			463,878
	Environmental Controls 0.1%
	Republic Services, Inc.
	5.00%, due 3/1/20	300,000	313,798
	6.75%, due 8/15/11	50,000	51,411
	Waste Management, Inc.
	5.00%, due 3/15/14	50,000	54,088
	7.125%, due 12/15/17	100,000	117,146
	7.75%, due 5/15/32	75,000	92,738
			629,181
	Finance - Commercial 0.0%‡
	Caterpillar Financial Services Corp. 6.20%, due 9/30/13	250,000	281,729

	Finance - Consumer Loans 0.2%
	American General Finance Corp.
	Series H 4.00%, due 3/15/11	250,000	250,000
	Series I 5.40%, due 12/1/15	350,000	299,250
	John Deere Capital Corp.
	1.875%, due 6/17/13	250,000	254,226
	7.00%, due 3/15/12	250,000	267,169
	SLM Corp. 5.625%, due 8/1/33	250,000	203,125
			1,273,770
	Finance - Credit Card 0.4%
	American Express Co.
	5.50%, due 9/12/16	75,000	81,912
	6.15%, due 8/28/17	525,000	591,034
	American Express Credit Corp. 7.30%, due 8/20/13	600,000	677,909
	Capital One Bank 5.125%, due 2/15/14	100,000	106,395
	Capital One Bank USA N.A. 8.80%, due 7/15/19	500,000	620,627
	Capital One Financial Corp. 5.25%, due 2/21/17	100,000	106,062
			2,183,939
	Finance - Investment Banker/Broker 0.5%
	Bear Stearns Cos., Inc. (The) 7.25%, due 2/1/18	400,000	472,164
	Credit Suisse First Boston USA, Inc.
	4.875%, due 1/15/15	875,000	946,183
	5.125%, due 1/15/14	100,000	108,833
	6.50%, due 1/15/12	250,000	263,759
	Merrill Lynch & Co., Inc.
	Series C 5.00%, due 1/15/15	150,000	158,179
	Series B 5.30%, due 9/30/15	250,000	266,627
	5.70%, due 5/2/17	100,000	102,748
	6.40%, due 8/28/17	400,000	434,616
			2,753,109
	Finance - Mortgage Loan/Banker 0.0%‡
	Countrywide Financial Corp. 6.25%, due 5/15/16	200,000	210,579

	Finance - Other Services 0.1%
	Mellon Funding Corp. 5.00%, due 12/1/14	250,000	274,178
	National Rural Utilities Cooperative Finance Corp.
	1.90%, due 11/1/15	50,000	48,545
	5.45%, due 2/1/18	150,000	165,755
	8.00%, due 3/1/32	75,000	95,620
			584,098
	Food 0.6%
	Campbell Soup Co.
	4.50%, due 2/15/19	250,000	261,838
	4.875%, due 10/1/13	100,000	109,974
	ConAgra Foods, Inc. 7.00%, due 10/1/28	100,000	109,409
	Corn Products International, Inc. 4.625%, due 11/1/20	50,000	49,395
	General Mills, Inc.
	5.65%, due 9/10/12	65,000	69,794
	5.70%, due 2/15/17	250,000	282,489
	Hershey Co. (The) 5.45%, due 9/1/16	100,000	113,969
	Kellogg Co. Series B 7.45%, due 4/1/31	150,000	186,838
	Kraft Foods, Inc.
	4.125%, due 2/9/16	500,000	525,560
	5.25%, due 10/1/13	100,000	109,159
	5.375%, due 2/10/20	250,000	266,641
	6.125%, due 2/1/18	250,000	283,731
	6.50%, due 8/11/17	225,000	261,347
	Kroger Co. (The)
	5.50%, due 2/1/13	250,000	269,828
	6.40%, due 8/15/17	175,000	200,619
	Safeway, Inc.
	5.00%, due 8/15/19	100,000	102,223
	6.35%, due 8/15/17	100,000	112,122
	Sysco Corp. 5.375%, due 9/21/35	100,000	100,110
	Unilever Capital Corp. 5.90%, due 11/15/32	100,000	109,952
			3,524,998
	Forest Products & Paper 0.1%
	International Paper Co.
	5.25%, due 4/1/16	100,000	107,298
	5.30%, due 4/1/15	250,000	270,392
	Weyerhaeuser Co.
	6.75%, due 3/15/12	200,000	210,714
	7.375%, due 3/15/32	100,000	101,425
			689,829
	Gas 0.0%‡
	AGL Capital Corp. 4.45%, due 4/15/13	100,000	105,294
	Sempra Energy 6.00%, due 2/1/13	100,000	108,151
			213,445
	Hand & Machine Tools 0.0%‡
	Black & Decker Corp. 4.75%, due 11/1/14	50,000	54,058

	Health Care - Products 0.2%
	Baxter International, Inc.
	4.625%, due 3/15/15	50,000	54,417
	5.90%, due 9/1/16	100,000	116,058
	CareFusion Corp. 5.125%, due 8/1/14	100,000	108,838
	Johnson & Johnson
	5.15%, due 7/15/18	250,000	282,330
	6.95%, due 9/1/29	100,000	122,860
	Medtronic, Inc.
	4.45%, due 3/15/20	100,000	103,638
	Series B 4.75%, due 9/15/15	50,000	54,852
	St. Jude Medical, Inc. 3.75%, due 7/15/14	150,000	159,058
			1,002,051
	Health Care - Services 0.2%
	Aetna, Inc. 6.00%, due 6/15/16	175,000	199,073
	CIGNA Corp. 5.125%, due 6/15/20	150,000	157,491
	Laboratory Corp. of America Holdings 4.625%, due 11/15/20	100,000	99,799
	Quest Diagnostics, Inc. 4.75%, due 1/30/20	100,000	99,062
	UnitedHealth Group, Inc.
	5.375%, due 3/15/16	100,000	110,159
	6.00%, due 6/15/17	330,000	372,268
	WellPoint, Inc.
	5.95%, due 12/15/34	250,000	255,119
	6.80%, due 8/1/12	100,000	108,410
			1,401,381
	Home Builders 0.0%‡
	MDC Holdings, Inc. 5.375%, due 7/1/15	50,000	52,014
	Toll Brothers Finance Corp. 5.15%, due 5/15/15	50,000	51,133
			103,147
	Household Products & Wares 0.1%
	Clorox Co. (The) 5.00%, due 1/15/15	50,000	54,302
	Fortune Brands, Inc. 5.375%, due 1/15/16	100,000	103,528
	Kimberly-Clark Corp.
	6.375%, due 1/1/28	100,000	111,545
	6.625%, due 8/1/37	100,000	118,107
			387,482
	Housewares 0.0%‡
	Newell Rubbermaid, Inc. 6.75%, due 3/15/12	50,000	53,061

	Insurance 1.0%
	Ace INA Holdings, Inc.
	2.60%, due 11/23/15	100,000	98,623
	5.70%, due 2/15/17	60,000	66,201
	5.875%, due 6/15/14	105,000	116,226
	Aegon Funding Corp. 5.75%, due 12/15/20	100,000	102,713
	AIG SunAmerica Global Financing VI 6.30%, due 5/10/11 (d)	250,000	253,437
	Allstate Corp. (The) 5.00%, due 8/15/14	425,000	466,919
	American International Group, Inc.
	5.85%, due 1/16/18	300,000	313,024
	6.25%, due 5/1/36	200,000	198,945
	Aon Corp. 7.375%, due 12/14/12	100,000	108,690
	Assurant, Inc. 5.625%, due 2/15/14	100,000	106,640
	Berkshire Hathaway Finance Corp.
	4.85%, due 1/15/15	400,000	440,007
	5.00%, due 8/15/13	500,000	545,808
	Chubb Corp.
	5.20%, due 4/1/13	100,000	107,845
	5.75%, due 5/15/18	100,000	112,648
	Genworth Financial, Inc.
	Class A 4.95%, due 10/1/15	75,000	75,627
	5.75%, due 6/15/14	50,000	52,136
	Hartford Financial Services Group, Inc. (The) 5.50%, due 3/30/20	150,000	152,734
	Hartford Life Global Funding Trusts 5.20%, due 2/15/11	155,000	155,250
	Lincoln National Corp. 4.75%, due 2/15/14	150,000	158,269
	Marsh & McLennan Cos., Inc. 5.375%, due 7/15/14	100,000	106,364
	MetLife Global Funding I 5.125%, due 6/10/14 (d)	220,000	240,156
	MetLife, Inc.
	4.75%, due 2/8/21	300,000	305,844
	5.70%, due 6/15/35	100,000	101,165
	Metropolitan Life Global Funding I 3.125%, due 1/11/16 (d)	100,000	100,087
	Nationwide Financial Services, Inc. 5.10%, due 10/1/15	25,000	26,215
	Pricoa Global Funding I 4.625%, due 6/25/12 (d)	100,000	104,595
	Principal Financial Group, Inc. 6.05%, due 10/15/36	100,000	103,992
	Progressive Corp. (The)
	6.25%, due 12/1/32	50,000	54,237
	6.375%, due 1/15/12	200,000	210,761
	Protective Life Corp. 4.875%, due 11/1/14	100,000	106,110
	Prudential Financial, Inc.
	Series B 5.10%, due 9/20/14	250,000	270,198
	5.70%, due 12/14/36	200,000	196,271
	St. Paul Travelers Cos., Inc. (The)
	5.50%, due 12/1/15	100,000	112,462
	6.75%, due 6/20/36	75,000	86,225
	Travelers Cos., Inc. (The) 5.375%, due 6/15/12	100,000	105,628
	Travelers Property Casualty Corp. 5.00%, due 3/15/13	100,000	107,621
			5,969,673
	Internet 0.0%‡
	Symantec Corp. 2.75%, due 9/15/15	50,000	48,914

	Iron & Steel 0.1%
	Nucor Corp.
	4.125%, due 9/15/22	50,000	48,492
	5.00%, due 12/1/12	245,000	262,099
			310,591
	Lodging 0.0%‡
	Marriott International, Inc. 5.625%, due 2/15/13	50,000	53,551
	Wyndham Worldwide Corp. 6.00%, due 12/1/16	50,000	52,659
			106,210
	Machinery - Construction & Mining 0.1%
	Caterpillar, Inc. 6.05%, due 8/15/36	313,000	347,044

	Machinery - Diversified 0.0%‡
	Deere & Co.
	4.375%, due 10/16/19	100,000	104,147
	7.125%, due 3/3/31	125,000	153,334
			257,481
	Media 1.0%
	Comcast Corp.
	4.95%, due 6/15/16	100,000	107,923
	5.65%, due 6/15/35	200,000	190,466
	5.875%, due 2/15/18	525,000	581,093
	6.45%, due 3/15/37	250,000	260,166
	Cox Communications, Inc.
	5.45%, due 12/15/14	100,000	110,916
	7.125%, due 10/1/12	200,000	218,660
	DIRECTV Holdings LLC 5.20%, due 3/15/20	250,000	258,420
	Discovery Communications LLC
	3.70%, due 6/1/15	100,000	104,014
	6.35%, due 6/1/40	105,000	110,783
	Historic TW, Inc. 6.625%, due 5/15/29	250,000	270,520
	NBC Universal, Inc. 5.15%, due 4/30/20 (d)	500,000	515,538
	News America, Inc.
	5.30%, due 12/15/14	300,000	334,047
	6.40%, due 12/15/35	175,000	183,503
	7.25%, due 5/18/18	100,000	120,402
	Time Warner Cable, Inc.
	6.20%, due 7/1/13	500,000	554,555
	6.55%, due 5/1/37	275,000	287,546
	6.75%, due 7/1/18	250,000	289,539
	Time Warner Cos., Inc. 6.95%, due 1/15/28	200,000	223,561
	Time Warner, Inc. 7.625%, due 4/15/31	375,000	443,531
	Viacom, Inc.
	5.625%, due 8/15/12	18,000	19,084
	6.875%, due 4/30/36	250,000	280,163
	Walt Disney Co. (The) 6.375%, due 3/1/12	250,000	265,124
			5,729,554
	Mining 0.1%
	Alcoa, Inc.
	5.72%, due 2/23/19	187,000	194,449
	5.95%, due 2/1/37	100,000	95,185
	Newmont Mining Corp. 5.125%, due 10/1/19	150,000	162,699
	Vulcan Materials Co. 6.30%, due 6/15/13	150,000	159,187
			611,520
	Miscellaneous - Manufacturing 0.3%
	3M Co. 5.70%, due 3/15/37	150,000	158,836
	Cooper US, Inc. 2.375%, due 1/15/16	125,000	123,411
	Danaher Corp. 5.625%, due 1/15/18	100,000	113,313
	Dover Corp. 5.45%, due 3/15/18	100,000	111,306
	General Electric Co. 5.25%, due 12/6/17	500,000	541,494
	Honeywell International, Inc.
	5.30%, due 3/1/18	250,000	279,003
	5.70%, due 3/15/37	100,000	106,056
	ITT Corp. 4.90%, due 5/1/14	250,000	268,588
			1,702,007
	Office Equipment/Supplies 0.1%
	Pitney Bowes, Inc. 5.75%, due 9/15/17	100,000	106,334
	Xerox Corp.
	6.35%, due 5/15/18	100,000	113,162
	6.40%, due 3/15/16	160,000	183,129
			402,625
	Oil & Gas 0.6%
	Amerada Hess Corp. 7.30%, due 8/15/31	100,000	119,215
	Anadarko Petroleum Corp.
	5.95%, due 9/15/16	325,000	356,463
	6.45%, due 9/15/36	150,000	146,319
	Apache Corp. 5.10%, due 9/1/40	150,000	137,597
	Burlington Resources, Inc. 7.375%, due 3/1/29	104,000	122,188
	Chevron Corp. 4.95%, due 3/3/19	250,000	279,427
	ConocoPhillips
	5.75%, due 2/1/19	250,000	284,262
	5.90%, due 10/15/32	250,000	268,510
	Devon Energy Corp.
	5.625%, due 1/15/14	100,000	111,549
	7.95%, due 4/15/32	50,000	64,841
	EOG Resources, Inc. 4.10%, due 2/1/21	200,000	194,716
	Marathon Oil Corp.
	6.00%, due 10/1/17	100,000	116,282
	6.80%, due 3/15/32	100,000	113,001
	Marathon Petroleum Corp. 3.50%, due 3/1/16 (d)	50,000	50,460
	Occidental Petroleum Corp. 4.125%, due 6/1/16	250,000	270,183
	Pemex Project Funding Master Trust 6.625%, due 6/15/35	425,000	425,466
	Valero Energy Corp.
	4.50%, due 2/1/15	175,000	184,948
	6.625%, due 6/15/37	100,000	102,580
	7.50%, due 4/15/32	100,000	111,282
	XTO Energy, Inc. 4.90%, due 2/1/14	75,000	82,784
			3,542,073
	Oil & Gas Services 0.1%
	Baker Hughes, Inc. 5.125%, due 9/15/40	200,000	189,921
	Halliburton Co. 6.15%, due 9/15/19	250,000	287,266
	Weatherford International, Inc. 6.35%, due 6/15/17	225,000	251,620
			728,807
	Pharmaceuticals 0.7%
	Abbott Laboratories
	5.875%, due 5/15/16	200,000	231,286
	6.15%, due 11/30/37	225,000	250,117
	Allergan, Inc. 5.75%, due 4/1/16	50,000	57,369
	Bristol-Myers Squibb Co.
	5.45%, due 5/1/18	100,000	112,304
	5.875%, due 11/15/36	150,000	161,814
	7.15%, due 6/15/23	50,000	62,567
	Cardinal Health, Inc.
	4.00%, due 6/15/15	150,000	155,749
	5.50%, due 6/15/13	50,000	54,121
	Eli Lilly & Co.
	4.50%, due 3/15/18	100,000	105,252
	7.125%, due 6/1/25	100,000	125,789
	GlaxoSmithKline Capital, Inc.
	4.375%, due 4/15/14	200,000	216,540
	6.375%, due 5/15/38	250,000	284,174
	Mead Johnson Nutrition Co. 3.50%, due 11/1/14	250,000	259,910
	Medco Health Solutions, Inc. 2.75%, due 9/15/15	200,000	198,623
	Merck & Co., Inc.
	4.75%, due 3/1/15	100,000	110,022
	5.00%, due 6/30/19	250,000	273,850
	Novartis Capital Corp. 4.125%, due 2/10/14	100,000	107,429
	Pfizer, Inc. 6.20%, due 3/15/19	650,000	759,036
	Schering-Plough Corp.
	6.00%, due 9/15/17	250,000	292,816
	6.50%, due 12/1/33	100,000	118,822
	Teva Pharmaceutical Finance LLC 6.15%, due 2/1/36	50,000	54,566
	Wyeth
	5.50%, due 3/15/13	100,000	109,094
	6.00%, due 2/15/36	200,000	218,398
	6.45%, due 2/1/24	100,000	116,874
			4,436,522
	Pipelines 0.4%
	Duke Capital LLC 6.75%, due 2/15/32	125,000	133,161
	Energy Transfer Partners, L.P.
	5.95%, due 2/1/15	130,000	143,768
	6.70%, due 7/1/18	100,000	114,050
	Enterprise Products Operating LLC 3.20%, due 2/1/16	100,000	100,499
	Enterprise Products Operating, L.P. Series B 6.875%, due 3/1/33	200,000	218,910
	Kinder Morgan Energy Partners, L.P.
	5.00%, due 12/15/13	150,000	164,171
	5.80%, due 3/15/35	250,000	237,850
	ONEOK Partners, L.P. 6.15%, due 10/1/16	200,000	229,148
	Plains All American Pipeline, L.P./PAA Finance Corp. 6.65%, due 1/15/37	65,000	68,143
	Spectra Energy Capital LLC 6.20%, due 4/15/18	50,000	55,512
	Tennessee Gas Pipeline Co. 7.50%, due 4/1/17	300,000	348,283
	Williams Cos., Inc. 8.75%, due 3/15/32	185,000	224,507
	Williams Partners, L.P. 3.80%, due 2/15/15	300,000	310,726
			2,348,728
	Real Estate 0.0%‡
	Colonial Realty, L.P. 4.80%, due 4/1/11	14,000	14,023
	ERP Operating, L.P.
	5.125%, due 3/15/16	50,000	54,393
	5.375%, due 8/1/16	50,000	55,214
	Regency Centers, L.P. 5.25%, due 8/1/15	100,000	107,242
			230,872
	Real Estate Investment Trusts 0.2%
	AvalonBay Communities, Inc. 4.95%, due 3/15/13	100,000	106,987
	Boston Properties, Inc. 6.25%, due 1/15/13	24,000	26,161
	Boston Properties, L.P. 4.125%, due 5/15/21	50,000	47,831
	Camden Property Trust 5.00%, due 6/15/15	100,000	106,774
	Hospitality Properties Trust 5.125%, due 2/15/15	50,000	51,544
	Kimco Realty Corp. 5.783%, due 3/15/16	50,000	54,502
	Liberty Property, L.P. 5.125%, due 3/2/15	100,000	106,560
	ProLogis 6.625%, due 5/15/18	50,000	55,263
	Simon Property Group, L.P. 5.25%, due 12/1/16	450,000	491,242
			1,046,864
	Retail 0.6%
	Costco Wholesale Corp. 5.50%, due 3/15/17	100,000	114,925
	CVS Caremark Corp.
	4.75%, due 5/18/20	150,000	154,653
	4.875%, due 9/15/14	50,000	54,719
	6.25%, due 6/1/27	175,000	191,389
	Home Depot, Inc.
	5.40%, due 3/1/16	200,000	224,339
	5.875%, due 12/16/36	250,000	252,476
	Lowe's Cos., Inc.
	6.65%, due 9/15/37	100,000	113,674
	6.875%, due 2/15/28	100,000	117,167
	McDonald's Corp. 5.80%, due 10/15/17	310,000	358,262
	Target Corp.
	6.00%, due 1/15/18	250,000	289,198
	6.50%, due 10/15/37	150,000	170,231
	Wal-Mart Stores, Inc.
	1.50%, due 10/25/15	250,000	240,203
	5.00%, due 10/25/40	225,000	210,788
	5.375%, due 4/5/17	350,000	395,302
	6.50%, due 8/15/37	350,000	400,153
	Yum! Brands, Inc. 6.25%, due 3/15/18	130,000	147,504
			3,434,983
	Software 0.2%
	Microsoft Corp.
	3.00%, due 10/1/20	200,000	188,241
	4.20%, due 6/1/19	250,000	261,433
	Oracle Corp.
	5.00%, due 7/8/19	250,000	270,898
	5.25%, due 1/15/16	650,000	729,191
			1,449,763
	Telecommunications 0.8%
	AT&T, Inc.
	6.30%, due 1/15/38	300,000	309,288
	6.80%, due 5/15/36	265,000	287,098
	BellSouth Corp.
	6.00%, due 11/15/34	100,000	98,434
	6.875%, due 10/15/31	250,000	271,800
	Cisco Systems, Inc.
	4.45%, due 1/15/20	250,000	259,533
	5.50%, due 2/22/16	425,000	484,455
	Embarq Corp. 7.995%, due 6/1/36	200,000	225,362
	Harris Corp. 5.00%, due 10/1/15	50,000	52,977
	Motorola, Inc. 7.50%, due 5/15/25	100,000	109,887
	New Cingular Wireless Services, Inc.
	8.125%, due 5/1/12	100,000	108,827
	8.75%, due 3/1/31	100,000	135,966
	SBC Communications, Inc.
	5.10%, due 9/15/14	700,000	769,801
	6.15%, due 9/15/34	250,000	252,002
	Verizon Communications, Inc.
	5.85%, due 9/15/35	300,000	300,952
	6.10%, due 4/15/18	170,000	193,041
	6.35%, due 4/1/19	250,000	288,103
	6.40%, due 2/15/38	175,000	187,117
	Verizon Global Funding Corp. 7.75%, due 12/1/30	350,000	428,573
			4,763,216
	Textiles 0.0%‡
	Cintas Corp. 6.00%, due 6/1/12	100,000	106,165

	Transportation 0.4%
	Burlington Northern Santa Fe LLC
	4.70%, due 10/1/19	400,000	419,410
	5.75%, due 5/1/40	300,000	305,104
	6.15%, due 5/1/37	175,000	186,132
	6.20%, due 8/15/36	50,000	53,340
	CSX Corp. 5.60%, due 5/1/17	100,000	110,594
	CSX Transportation, Inc. 7.875%, due 5/15/43	100,000	122,664
	FedEx Corp. 8.00%, due 1/15/19	50,000	61,386
	Norfolk Southern Corp.
	7.05%, due 5/1/37	100,000	119,726
	7.25%, due 2/15/31	100,000	120,392
	Southwest Airlines Co. 5.25%, due 10/1/14	75,000	80,504
	Union Pacific Corp.
	5.375%, due 5/1/14	250,000	276,324
	5.65%, due 5/1/17	100,000	112,953
	6.125%, due 1/15/12	100,000	104,849
	7.00%, due 2/1/16	50,000	59,032
	United Parcel Service, Inc.
	5.50%, due 1/15/18	100,000	113,008
	6.20%, due 1/15/38	200,000	226,914
			2,472,332
	Trucking & Leasing 0.0%‡
	TTX Co. 5.00%, due 4/1/12 (d)	100,000	103,283

	Water 0.0%‡
	American Water Capital Corp. 6.085%, due 10/15/17	100,000	113,348

	Total Corporate Bonds (Cost $105,265,863)		110,823,491

Foreign Government Bonds 1.6%
Foreign Governments 1.6%
Federal Republic of Brazil 6.00%, due 1/17/17	2,200,000	2,469,500
Malaysian Government 7.50%, due 7/15/11	100,000	102,698
Province of Manitoba Canada 2.125%, due 4/22/13	250,000	256,333
Province of Ontario
2.625%, due 1/20/12	250,000	255,019
2.95%, due 2/5/15	250,000	258,074
4.00%, due 10/7/19	225,000	229,124
4.10%, due 6/16/14	250,000	270,119
4.375%, due 2/15/13	50,000	53,388
4.95%, due 11/28/16	300,000	333,807
Province of Quebec
5.125%, due 11/14/16	285,000	320,368
Series NJ 7.50%, due 7/15/23	302,000	394,063
Republic of Chile 5.50%, due 1/15/13	100,000	107,600
Republic of Italy 6.875%, due 9/27/23	750,000	830,738
Republic of Korea 5.75%, due 4/16/14	500,000	549,777
Republic of Poland 5.25%, due 1/15/14	100,000	106,495
Republic of South Africa 7.375%, due 4/25/12	100,000	106,875
United Mexican States
5.625%, due 1/15/17	800,000	886,400
Series MTNA 5.875%, due 1/15/14	1,500,000	1,661,250
Series MTNA 7.50%, due 1/14/12	250,000	263,750

Total Foreign Government Bonds (Cost $8,923,598)		9,455,378

	Mortgage-Backed Securities 3.4%
	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 3.4%
	Banc of America Commercial Mortgage, Inc. Series 2005-4, Class A3 4.891%, due 7/10/45	2,714,000	2,792,034
	Bear Stearns Commercial Mortgage Securities
	Series 2007-PW15, Class AAB 5.315%, due 2/11/44	1,350,000	1,417,757
	Series 2006-PW13, Class A3 5.518%, due 9/11/41	500,000	523,904
	Credit Suisse Mortgage Capital Certificates Series 2006-C5, Class A3 5.311%, due 12/15/39	2,000,000	2,092,996
	Greenwich Capital Commercial Funding Corp.
	Series 2005-GG5, Class A5 5.224%, due 4/10/37 (b)	1,000,000	1,068,093
	Series 2006-GG7, Class A4 5.883%, due 7/10/38 (e)	1,000,000	1,097,837
¤	JP Morgan Chase Commercial Mortgage Securities Corp.
	Series 2003-CB7, Class A4 4.879%, due 1/12/38 (e)	1,000,000	1,060,143
	Series 2004-CB9, Class A2 5.108%, due 6/12/41 (e)	1,628,655	1,639,638
	Series 2007-CB18, Class A4 5.44%, due 6/12/47	1,245,000	1,314,045
	Series 2007-CB19, Class ASB 5.728%, due 2/12/49 (e)	1,090,000	1,162,948
	Morgan Stanley Capital I
	Series 2005-IQ10, Class AAB 5.178%, due 9/15/42 (b)	2,082,151	2,182,946
	Series 2007-IQ14, Class AAB 5.654%, due 4/15/49 (b)	500,000	530,054
	Series 2006-IQ11, Class A4 5.732%, due 10/15/42 (e)	1,400,000	1,526,681
	Wachovia Bank Commercial Mortgage Trust Series 2004-C12, Class A4 5.305%, due 7/15/41 (e)	1,765,000	1,901,853

	Total Mortgage-Backed Securities (Cost $14,686,364)		20,310,929

Municipal Bonds 0.4%
Arizona 0.1%
Salt River Project Agricultural Improvement and Power District Electric System Revenue 4.839%, due 1/1/41	1,000,000	879,610

Connecticut 0.1%
State of Connecticut, Transportation & Infrastructure Revenue 5.459%, due 11/1/30	500,000	484,625

Kansas 0.2%
Kansas State Department of Transportation, Highway Revenue 4.596%, due 9/1/35	1,000,000	898,650

Total Municipal Bonds (Cost $2,523,606)		2,262,885

	U.S. Government & Federal Agencies 70.5%
¤	Federal Home Loan Mortgage Corporation 2.9%
	1.00%, due 12/9/13	1,000,000	994,203
	2.125%, due 9/21/12	5,500,000	5,641,196
	3.75%, due 3/27/19	2,300,000	2,376,694
	4.50%, due 1/15/15	2,000,000	2,213,704
	4.75%, due 1/19/16	2,000,000	2,231,490
	5.00%, due 7/15/14	1,000,000	1,120,470
	5.125%, due 10/18/16	2,430,000	2,752,191
			17,329,948
¤	Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 11.0%
	3.50%, due 4/1/25 TBA (f)	1,000,000	1,004,844
	3.50%, due 1/1/26	500,000	503,030
	4.00%, due 8/1/20	247,404	256,089
	4.00%, due 1/1/25	152,958	157,371
	4.00%, due 3/1/25	752,305	774,012
	4.00%, due 4/1/25	1,253,866	1,291,681
	4.00%, due 11/1/25	443,697	456,500
	4.00%, due 4/1/30 (f)	500,000	505,155
	4.00%, due 7/1/39	2,016,383	1,997,299
	4.00%, due 11/1/39 TBA (f)	1,500,000	1,484,296
	4.00%, due 4/1/40	492,660	487,997
	4.00%, due 11/1/40	997,182	988,368
	4.50%, due 4/1/20	1,179,491	1,247,230
	4.50%, due 6/1/20 TBA (f)	500,000	523,281
	4.50%, due 5/1/25	1,212,205	1,269,701
	4.50%, due 7/1/30	569,419	590,060
	4.50%, due 6/1/34	292,311	300,258
	4.50%, due 6/1/35	483,976	496,454
	4.50%, due 8/1/35	507,002	520,073
	4.50%, due 2/1/39	864,269	883,174
	4.50%, due 2/1/39 TBA (f)	500,000	510,547
	4.50%, due 6/1/39	6,939,931	7,091,743
	4.50%, due 7/1/39	649,095	663,294
	4.50%, due 1/1/40	1,768,502	1,807,188
	5.00%, due 1/1/25	1,755,970	1,864,102
	5.00%, due 6/1/30	475,935	500,236
	5.00%, due 8/1/30	466,921	490,762
	5.00%, due 8/1/35	4,548,026	4,785,934
	5.00%, due 6/1/37	3,745,564	3,926,279
	5.00%, due 11/1/37	280,198	293,717
	5.00%, due 10/1/39	886,216	930,912
	5.00%, due 3/1/40	1,770,697	1,855,575
	5.005%, due 3/1/39	467,257	494,494
	5.019%, due 4/1/39	739,738	786,168
	5.50%, due 2/1/18	243,514	262,539
	5.50%, due 1/1/22	369,349	400,282
	5.50%, due 3/1/23	120,044	129,423
	5.50%, due 6/1/23	280,413	302,320
	5.50%, due 11/1/27	568,644	606,386
	5.50%, due 9/1/35	525,873	563,734
	5.50%, due 4/1/37	4,961,046	5,293,425
	5.50%, due 6/1/37	919,627	981,239
	5.50%, due 7/1/37	273,792	292,136
	5.50%, due 8/1/37	376,076	403,930
	5.50%, due 11/1/37	445,131	474,953
	5.50%, due 1/1/38	434,772	464,716
	5.50%, due 8/1/38	632,543	674,724
	5.50%, due 12/1/38	661,204	705,297
	5.837%, due 10/1/37	2,047,149	2,200,089
	6.00%, due 8/1/17	185,075	201,562
	6.00%, due 6/1/21	95,919	104,824
	6.00%, due 9/1/21	173,244	189,326
	6.00%, due 11/1/22	141,475	154,696
	6.00%, due 4/1/36	581,719	633,490
	6.00%, due 8/1/36	267,909	291,751
	6.00%, due 2/1/37	887,902	966,922
	6.00%, due 8/1/37	886,880	963,591
	6.00%, due 11/1/37	1,638,378	1,780,091
	6.00%, due 9/1/38	800,859	872,140
	6.00%, due 10/1/38	92,711	100,730
	6.00%, due 12/1/39	878,311	954,281
	6.142%, due 10/1/36	852,884	920,264
	6.50%, due 4/1/11	83	84
	6.50%, due 5/1/11	236	238
	6.50%, due 10/1/11	349	354
	6.50%, due 6/1/14	10,441	11,145
	6.50%, due 4/1/17	7,118	7,778
	6.50%, due 5/1/17	26,886	29,436
	6.50%, due 11/1/25	17,521	19,596
	6.50%, due 5/1/26	2,570	2,896
	6.50%, due 3/1/27	8,769	9,880
	6.50%, due 5/1/31	10,640	11,998
	6.50%, due 8/1/31	9,055	10,211
	6.50%, due 1/1/32	77,566	87,466
	6.50%, due 3/1/32	65,689	74,073
	6.50%, due 4/1/32	26,557	29,946
	6.50%, due 7/1/32	29,357	33,104
	6.50%, due 1/1/34	40,079	45,116
	6.50%, due 1/1/37	340,885	379,920
	6.50%, due 9/1/37	688,467	765,581
	7.00%, due 6/1/11	277	281
	7.00%, due 11/1/11	161	165
	7.00%, due 4/1/26	7,652	8,713
	7.00%, due 7/1/26	760	866
	7.00%, due 12/1/27	11,453	13,056
	7.00%, due 1/1/30	5,998	6,852
	7.00%, due 3/1/31	32,698	37,381
	7.00%, due 10/1/31	15,008	17,157
	7.00%, due 3/1/32	59,358	67,859
	7.00%, due 9/1/33	236,988	271,176
	7.00%, due 11/1/36	117,754	133,547
	7.00%, due 12/1/37	281,003	318,480
	7.50%, due 1/1/16	4,553	4,930
	7.50%, due 1/1/26	2,189	2,509
	7.50%, due 2/1/32	35,887	41,354
	8.00%, due 7/1/26	4,457	5,231
			66,075,064
¤	Federal National Mortgage Association 3.4%
	1.05%, due 10/22/13	1,000,000	992,798
	1.75%, due 2/22/13	3,000,000	3,063,204
	1.875%, due 4/20/12	2,100,000	2,137,124
	2.625%, due 11/20/14	2,000,000	2,077,304
	2.75%, due 3/13/14	1,000,000	1,043,737
	3.00%, due 9/16/14	3,000,000	3,160,614
	4.875%, due 5/18/12	7,000,000	7,400,673
	6.21%, due 8/6/38	475,000	554,461
			20,429,915
¤	Federal National Mortgage Association (Mortgage Pass-Through Securities) 15.1%
	3.50%, due 9/1/25 TBA (f)	500,000	502,812
	3.50%, due 10/1/25	492,953	496,325
	3.50%, due 11/1/25	497,042	500,441
	3.50%, due 8/1/40 TBA (f)	500,000	476,797
	3.50%, due 1/1/41	499,175	476,299
	3.521%, due 8/1/40	998,922	1,033,615
	4.00%, due 3/1/22	284,540	293,920
	4.00%, due 2/1/25	3,472,414	3,578,576
	4.00%, due 6/1/30	276,986	280,510
	4.00%, due 1/1/31	498,448	500,848
	4.00%, due 11/1/39 TBA (f)	2,000,000	1,982,188
	4.00%, due 7/1/40	989,924	982,329
	4.00%, due 9/1/40	4,720,042	4,682,746
	4.00%, due 12/1/40	998,419	990,529
	4.50%, due 2/1/23	870,887	914,508
	4.50%, due 3/1/23	178,658	187,607
	4.50%, due 8/1/23	809,172	849,701
	4.50%, due 4/1/24	1,685,864	1,768,196
	4.50%, due 1/1/29 TBA (f)	1,000,000	1,022,344
	4.50%, due 3/1/30	734,142	762,361
	4.50%, due 2/1/39	478,069	489,124
	4.50%, due 4/1/39	14,177,832	14,505,695
	4.50%, due 12/1/39	463,224	473,936
	5.00%, due 5/1/19 TBA (f)	500,000	531,172
	5.00%, due 3/1/21	28,967	30,878
	5.00%, due 6/1/22	402,457	427,658
	5.00%, due 4/1/23	207,059	220,004
	5.00%, due 7/1/23	1,083,333	1,151,060
	5.00%, due 1/1/24	271,871	288,868
	5.00%, due 11/1/29	491,639	518,240
	5.00%, due 7/1/30	337,698	355,970
	5.00%, due 5/1/37	257,281	270,076
	5.00%, due 6/1/38	505,760	530,805
	5.00%, due 4/1/39	427,862	449,049
	5.00%, due 6/1/39	2,435,552	2,556,677
	5.00%, due 7/1/39	3,859,036	4,050,135
	5.00%, due 10/1/39	2,592,159	2,720,263
	5.00%, due 12/1/39	2,915,837	3,059,937
	5.00%, due 8/1/40	1,172,290	1,230,224
	5.00%, due 9/1/40	281,388	295,294
	5.50%, due 8/1/17	30,070	32,547
	5.50%, due 7/1/22	443,009	478,425
	5.50%, due 11/1/23	197,447	213,232
	5.50%, due 4/1/30	489,293	524,614
	5.50%, due 5/1/35	254,277	273,229
	5.50%, due 6/1/35	177,710	190,954
	5.50%, due 7/1/35	989,274	1,063,006
	5.50%, due 8/1/35	575,705	618,613
	5.50%, due 9/1/35	436,077	468,578
	5.50%, due 11/1/35	2,096,890	2,253,174
	5.50%, due 4/1/36	414,107	444,971
	5.50%, due 6/1/36	325,227	348,450
	5.50%, due 1/1/37	494,492	530,884
	5.50%, due 3/1/37	1,640,078	1,754,627
	5.50%, due 4/1/37	173,257	185,358
	5.50%, due 1/1/38	1,112,661	1,190,373
	5.50%, due 3/1/38	5,696,482	6,093,455
	5.50%, due 6/1/38	439,495	470,123
	5.50%, due 10/1/38	283,628	303,393
	5.587%, due 11/1/38	1,306,890	1,393,657
	6.00%, due 6/1/16	29,270	31,920
	6.00%, due 7/1/16	16,221	17,689
	6.00%, due 9/1/16	24,537	26,758
	6.00%, due 9/1/17	10,863	11,870
	6.00%, due 7/1/36	1,607,588	1,752,983
	6.00%, due 8/1/36	57,124	62,235
	6.00%, due 9/1/36	297,889	324,539
	6.00%, due 11/1/36	328,197	357,559
	6.00%, due 12/1/36	233,787	254,702
	6.00%, due 4/1/37	1,145,590	1,247,244
	6.00%, due 6/1/37	323,820	352,183
	6.00%, due 7/1/37	2,212,305	2,406,078
	6.00%, due 8/1/37	360,355	391,918
	6.00%, due 12/1/37	769,498	836,898
	6.00%, due 2/1/38	1,552,923	1,688,844
	6.00%, due 4/1/38	413,521	449,741
	6.00%, due 5/1/38	664,158	722,123
	6.50%, due 3/1/11	6	6
	6.50%, due 4/1/11	105	106
	6.50%, due 9/1/11	1,225	1,241
	6.50%, due 10/1/11	4,414	4,471
	6.50%, due 11/1/11	1,046	1,065
	6.50%, due 6/1/15	22,452	23,494
	6.50%, due 2/1/28	6,036	6,777
	6.50%, due 7/1/32	8,444	9,532
	6.50%, due 8/1/32	155,145	175,139
	6.50%, due 1/1/35	254,094	284,460
	6.50%, due 8/1/35	240,078	268,770
	6.50%, due 9/1/35	5,944	6,654
	6.50%, due 3/1/36	108,943	121,622
	6.50%, due 4/1/36	275,095	307,112
	6.50%, due 7/1/36	515,984	576,036
	6.50%, due 8/1/36	174,842	195,191
	6.50%, due 9/1/36	300,672	335,666
	6.50%, due 10/1/36	92,573	104,245
	6.50%, due 11/1/36	173,134	193,284
	6.50%, due 8/1/37	5,942	6,719
	6.50%, due 10/1/37	447,114	497,893
	6.50%, due 11/1/37	158,298	176,276
	6.50%, due 12/1/37	182,690	203,439
	6.50%, due 2/1/38	398,462	443,716
	7.00%, due 5/1/11	164	166
	7.00%, due 6/1/11	211	213
	7.00%, due 10/1/11	24	24
	7.00%, due 11/1/11	1,419	1,450
	7.00%, due 9/1/37	57,939	65,714
	7.00%, due 10/1/37	11,023	12,503
	7.00%, due 11/1/37	277,549	314,796
	7.50%, due 7/1/30	10,064	11,566
	7.50%, due 7/1/31	46,975	54,019
	7.50%, due 8/1/31	494	568
	8.00%, due 9/1/11	50	50
	8.00%, due 11/1/11	544	550
	8.00%, due 1/1/25	203	234
	8.00%, due 6/1/25	247	286
	8.00%, due 9/1/25	1,110	1,283
	8.00%, due 9/1/26	6,649	7,696
	8.00%, due 10/1/26	976	1,129
	8.00%, due 11/1/26	1,665	1,927
	8.00%, due 4/1/27	2,315	2,674
	8.00%, due 6/1/27	19,304	22,298
	8.00%, due 12/1/27	8,601	9,771
	8.00%, due 1/1/28	30,874	35,661
			90,692,156
¤	Government National Mortgage Association (Mortgage Pass-Through Securities) 6.6%
	4.00%, due 9/15/25	483,594	502,694
	4.00%, due 5/15/39	860,571	865,594
	4.00%, due 11/15/39	96,621	97,185
	4.00%, due 4/1/40 TBA (f)	1,000,000	1,003,750
	4.00%, due 9/1/40 TBA (f)	1,000,000	1,002,500
	4.00%, due 9/20/40	496,041	498,646
	4.50%, due 11/15/24	496,265	525,395
	4.50%, due 3/15/39	287,111	297,426
	4.50%, due 3/20/39	3,757,287	3,895,004
	4.50%, due 7/15/39	2,636,787	2,731,518
	4.50%, due 10/20/39	485,386	503,177
	4.50%, due 12/1/39 TBA (f)	500,000	517,110
	4.50%, due 2/15/40	3,273,903	3,391,523
	4.50%, due 3/15/40	957,577	991,979
	4.50%, due 10/20/40	495,571	513,570
	5.00%, due 4/20/33	188,662	201,751
	5.00%, due 8/15/33	88,968	94,858
	5.00%, due 2/15/36	372,050	395,636
	5.00%, due 6/20/36	459,538	489,129
	5.00%, due 9/15/37	88,981	94,580
	5.00%, due 1/15/39	334,863	355,882
	5.00%, due 3/15/39	822,114	873,716
	5.00%, due 5/15/39	1,317,910	1,400,631
	5.00%, due 5/20/39	4,512,882	4,797,953
	5.00%, due 8/15/39	813,096	864,132
	5.00%, due 9/15/39	389,980	414,458
	5.00%, due 10/15/39	484,988	515,430
	5.00%, due 10/15/40	464,717	493,886
	5.00%, due 10/20/40	491,167	522,175
	5.50%, due 3/15/33	1,361,759	1,479,865
	5.50%, due 7/15/34	290,828	316,324
	5.50%, due 7/20/34	174,580	188,967
	5.50%, due 9/15/35	406,442	440,804
	5.50%, due 12/20/35	416,462	450,365
	5.50%, due 6/15/38	340,906	368,662
	5.50%, due 11/15/38	172,083	186,094
	5.50%, due 1/20/39	1,728,782	1,862,253
	6.00%, due 3/20/29	44,460	48,954
	6.00%, due 1/15/32	73,766	81,399
	6.00%, due 12/15/32	33,195	36,630
	6.00%, due 3/20/33	226,604	250,059
	6.00%, due 2/15/34	197,579	219,506
	6.00%, due 1/20/35	121,281	133,654
	6.00%, due 6/15/35	107,068	118,248
	6.00%, due 9/15/35	265,037	295,611
	6.00%, due 5/15/36	344,322	379,415
	6.00%, due 5/15/37	310,186	341,412
	6.00%, due 8/15/37	150,836	166,021
	6.00%, due 10/15/37	471,204	518,640
	6.00%, due 9/20/40	1,375,897	1,507,886
	6.50%, due 3/20/31	28,287	31,841
	6.50%, due 1/15/32	34,735	39,338
	6.50%, due 6/15/35	2,647	2,957
	6.50%, due 12/15/35	33,299	37,688
	6.50%, due 1/15/36	335,285	378,261
	6.50%, due 9/15/36	94,523	106,695
	6.50%, due 9/15/37	95,764	107,961
	6.50%, due 10/15/37	157,227	176,909
	6.50%, due 11/15/38	486,520	548,659
	7.00%, due 11/15/11	1,539	1,546
	7.00%, due 2/15/26	623	719
	7.00%, due 6/15/29	586	678
	7.00%, due 12/15/29	4,884	5,644
	7.00%, due 5/15/31	2,559	2,962
	7.00%, due 8/15/31	19,629	22,720
	7.00%, due 8/20/31	37,840	44,358
	7.00%, due 8/15/32	57,083	66,056
	7.50%, due 9/15/11	2,804	2,818
	7.50%, due 3/15/26	4,861	5,635
	7.50%, due 10/15/26	9,425	10,927
	7.50%, due 11/15/26	1,356	1,572
	7.50%, due 1/15/30	15,363	17,880
	7.50%, due 10/15/30	7,562	8,801
	7.50%, due 3/15/32	30,768	35,807
	8.00%, due 6/15/26	268	318
	8.00%, due 9/15/26	1,642	1,948
	8.00%, due 10/15/26	401	475
	8.00%, due 11/15/26	1,958	2,281
	8.00%, due 5/15/27	141	166
	8.00%, due 7/15/27	965	1,145
	8.00%, due 9/15/27	568	675
	8.00%, due 11/15/30	30,385	36,216
	8.50%, due 7/15/26	1,115	1,346
	8.50%, due 11/15/26	6,161	7,437
			39,952,496
¤	United States Treasury Bonds 4.0%
	3.875%, due 8/15/40	7,220,000	6,405,497
	4.25%, due 11/15/40	3,500,000	3,317,892
	4.50%, due 2/15/36	4,400,000	4,407,564
	5.25%, due 11/15/28	4,500,000	5,054,062
	6.00%, due 2/15/26	3,000,000	3,653,436
	6.75%, due 8/15/26	1,000,000	1,306,875
			24,145,326
¤	United States Treasury Notes 27.5%
	0.50%, due 10/15/13	5,135,000	5,086,459
	0.50%, due 11/15/13	18,815,000	18,613,623
	0.75%, due 8/15/13	14,900,000	14,891,850
	0.75%, due 12/15/13	3,000,000	2,985,000
	1.00%, due 7/15/13	8,680,000	8,733,556
	1.00%, due 1/15/14	20,000,000	20,020,320
	1.25%, due 9/30/15	8,795,000	8,577,183
	1.75%, due 4/15/13	26,662,800	27,300,307
	1.875%, due 9/30/17	3,000,000	2,861,250
	1.875%, due 10/31/17	702,000	668,436
	2.125%, due 12/31/15	3,735,000	3,771,185
	2.375%, due 7/31/17	2,000,000	1,977,500
	2.625%, due 8/15/20	5,043,000	4,754,999
	2.625%, due 11/15/20	7,550,000	7,078,125
	2.75%, due 5/31/17	7,300,000	7,404,937
	3.125%, due 1/31/17	16,700,000	17,404,540
	3.125%, due 4/30/17	4,000,000	4,151,876
	3.25%, due 3/31/17	2,000,000	2,093,750
	3.375%, due 11/15/19	7,355,000	7,495,782
			165,870,678
	Total U.S. Government & Federal Agencies (Cost $420,271,729)		424,495,583

Yankee Bonds 4.2% (g)
Banks 1.2%
Bank of Nova Scotia
2.375%, due 12/17/13	250,000	255,557
3.40%, due 1/22/15	175,000	181,823
Barclays Bank PLC 5.125%, due 1/8/20	415,000	420,869
Canadian Imperial Bank of Commerce 2.35%, due 12/11/15	100,000	97,724
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA 4.50%, due 1/11/21	100,000	99,282
Credit Suisse New York 5.50%, due 5/1/14	500,000	550,077
Deutsche Bank A.G. 6.00%, due 9/1/17	325,000	364,673
Eksportfinans A/S 5.50%, due 5/25/16	200,000	225,784
Inter-American Development Bank 6.80%, due 10/15/25	604,000	767,990
Korea Development Bank 5.30%, due 1/17/13	125,000	132,822
Kreditanstalt fuer Wiederaufbau
4.50%, due 7/16/18	850,000	922,390
Series G 4.875%, due 1/17/17	1,000,000	1,118,612
Landwirtschaftliche Rentenbank 5.125%, due 2/1/17	375,000	422,013
Oesterreichische Kontrollbank A.G. 4.75%, due 10/16/12	500,000	532,714
Royal Bank of Scotland Group PLC
5.00%, due 11/12/13	100,000	99,890
5.05%, due 1/8/15	100,000	96,189
UBS A.G.
5.875%, due 7/15/16	125,000	134,292
5.875%, due 12/20/17	200,000	218,299
Westpac Banking Corp.
3.00%, due 12/9/15	300,000	300,195
4.625%, due 6/1/18	50,000	51,965
		6,993,160
Beverages 0.1%
Diageo Capital PLC
5.125%, due 1/30/12	100,000	104,358
5.875%, due 9/30/36	150,000	157,107
Diageo Finance B.V. 3.25%, due 1/15/15	100,000	103,795
		365,260
Building Materials 0.0%‡
Lafarge S.A.
6.50%, due 7/15/16	50,000	54,069
7.125%, due 7/15/36	50,000	48,515
		102,584
Chemicals 0.0%‡
Potash Corp. of Saskatchewan, Inc. 4.875%, due 3/30/20	150,000	156,003

Electric 0.0%‡
Scottish Power PLC 5.375%, due 3/15/15	100,000	106,122

Electronics 0.1%
Koninklijke Philips Electronics N.V. 6.875%, due 3/11/38	275,000	326,835

Finance - Investment Banker/Broker 0.1%
BNP Paribas Home Loan Covered Bonds S.A. 2.20%, due 11/2/15 (d)	250,000	239,652

Forest Products & Paper 0.0%‡
Celulosa Arauco y Constitucion S.A. 5.625%, due 4/20/15	50,000	53,630

Health Care - Products 0.0%‡
Covidien International Finance S.A. 6.00%, due 10/15/17	150,000	171,110

Insurance 0.0%‡
AXA S.A. 8.60%, due 12/15/30	105,000	120,332

Iron & Steel 0.1%
ArcelorMittal
5.375%, due 6/1/13	200,000	213,667
6.125%, due 6/1/18	300,000	319,146
		532,813
Media 0.0%‡
Thomson Corp. (The) 5.70%, due 10/1/14	50,000	55,906
Thomson Reuters Corp. 5.85%, due 4/15/40	105,000	108,666
		164,572
Mining 0.4%
Alcan, Inc.
5.00%, due 6/1/15	100,000	109,075
5.75%, due 6/1/35	50,000	49,865
Barrick Australia Finance Pty, Ltd. 5.95%, due 10/15/39	150,000	154,670
Barrick Gold Finance Co. 4.875%, due 11/15/14	50,000	55,074
BHP Billiton Finance USA, Ltd.
4.80%, due 4/15/13	100,000	107,898
5.25%, due 12/15/15	300,000	334,992
Inco, Ltd. 5.70%, due 10/15/15	100,000	108,955
Rio Tinto Finance USA, Ltd. 1.875%, due 11/2/15	650,000	628,081
Vale Overseas, Ltd. 6.25%, due 1/23/17	600,000	668,385
Xstrata Canada Corp.
5.50%, due 6/15/17	50,000	53,294
8.375%, due 2/15/11	75,000	75,203
		2,345,492
Miscellaneous - Manufacturing 0.0%‡
Ingersoll-Rand Co. 4.75%, due 5/15/15	150,000	158,369

Multi-National 0.3%
European Investment Bank
2.75%, due 3/23/15	250,000	257,661
2.875%, due 9/15/20	1,250,000	1,165,231
International Bank of Reconstruction & Development (zero coupon), due 3/11/31	504,000	173,227
		1,596,119
Oil & Gas 0.8%
Apache Finance Canada Corp. 4.375%, due 5/15/15	100,000	106,896
BP Capital Markets PLC
4.50%, due 10/1/20	50,000	50,400
5.25%, due 11/7/13	250,000	273,893
Canadian Natural Resources, Ltd.
5.45%, due 10/1/12	250,000	267,934
5.85%, due 2/1/35	105,000	106,289
6.50%, due 2/15/37	75,000	82,490
Cenovus Energy, Inc. 6.75%, due 11/15/39	100,000	113,285
ConocoPhilips Canada Funding Co. 5.625%, due 10/15/16	375,000	427,296
EnCana Corp.
4.75%, due 10/15/13	100,000	107,821
6.50%, due 8/15/34	85,000	90,041
6.50%, due 2/1/38	125,000	132,869
Nexen, Inc. 5.20%, due 3/10/15	350,000	373,578
Norsk Hydro ASA 7.75%, due 6/15/23	125,000	158,006
Petro-Canada
4.00%, due 7/15/13	100,000	105,842
6.05%, due 5/15/18	225,000	254,942
Petrobras International Finance Co. 5.875%, due 3/1/18	475,000	506,489
Shell International Finance B.V.
4.00%, due 3/21/14	400,000	429,409
4.30%, due 9/22/19	125,000	129,840
5.50%, due 3/25/40	325,000	334,815
Suncor Energy, Inc.
6.10%, due 6/1/18	100,000	113,762
6.50%, due 6/15/38	100,000	108,161
Talisman Energy, Inc.
5.125%, due 5/15/15	50,000	54,333
6.25%, due 2/1/38	55,000	57,775
Total Capital S.A. 2.30%, due 3/15/16	300,000	293,804
Transocean, Inc.
6.00%, due 3/15/18	125,000	134,257
7.375%, due 4/15/18	100,000	113,620
		4,927,847
Oil & Gas Services 0.0%‡
Weatherford International, Inc. 4.95%, due 10/15/13	100,000	106,597

Pharmaceuticals 0.1%
AstraZeneca PLC 6.45%, due 9/15/37	200,000	229,924
Novartis Securities Investment, Ltd. 5.125%, due 2/10/19	450,000	493,162
Teva Pharmaceutical Finance LLC 3.00%, due 6/15/15	105,000	107,442
		830,528
Pipelines 0.2%
TransCanada Pipelines, Ltd.
4.00%, due 6/15/13	405,000	429,715
4.875%, due 1/15/15	380,000	417,571
5.85%, due 3/15/36	100,000	102,591
		949,877
Sovereign 0.1%
Svensk Exportkredit AB
3.25%, due 9/16/14	250,000	262,420
5.125%, due 3/1/17	200,000	223,153
		485,573
Telecommunications 0.6%
America Movil S.A. de C.V. 5.75%, due 1/15/15	675,000	752,304
British Telecommunications PLC 9.875%, due 12/15/30	100,000	133,562
Deutsche Telekom International Finance B.V.
5.25%, due 7/22/13	100,000	108,625
5.75%, due 3/23/16	200,000	224,233
6.00%, due 7/8/19	250,000	282,610
9.25%, due 6/1/32	100,000	138,419
France Telecom S.A.
4.375%, due 7/8/14	125,000	134,729
8.50%, due 3/1/31	250,000	335,070
Rogers Communications, Inc. 6.80%, due 8/15/18	225,000	268,693
Telecom Italia Capital S.A.
4.95%, due 9/30/14	150,000	154,206
6.00%, due 9/30/34	100,000	85,198
6.375%, due 11/15/33	175,000	155,803
Telefonica Emisones S.A.U. 7.045%, due 6/20/36	100,000	106,397
Telefonica Europe B.V. 8.25%, due 9/15/30	200,000	237,845
Vodafone Group PLC
5.00%, due 12/16/13	294,000	320,017
6.15%, due 2/27/37	250,000	261,847
7.875%, due 2/15/30	100,000	124,726
		3,824,284
Transportation 0.1%
Canadian National Railway Co.
6.20%, due 6/1/36	100,000	110,594
6.375%, due 11/15/37	60,000	67,811
Canadian Pacific Railway Co. 7.25%, due 5/15/19	125,000	148,634
		327,039
Water 0.0%‡
United Utilities PLC 5.375%, due 2/1/19	100,000	103,915

Total Yankee Bonds (Cost $23,812,229)		24,987,713

Total Long-Term Bonds (Cost $580,292,508)		597,003,989

Short-Term Investments 1.6%
Federal Agency 1.6%
Farmer Mac (Discount Note) (zero coupon), due 2/1/11 (h)	9,900,000	9,900,000

Total Federal Agency (Cost $9,900,000)		9,900,000

Repurchase Agreement 0.0% ‡
State Street Bank and Trust Co. 0.01%, dated 1/31/11 due 2/1/11 Proceeds at Maturity $52,918 (Collateralized by a United States Treasury Note with a rate of 2.75% and a maturity date of 2/15/19, with a Principal Amount of $55,000 and a Market Value of $54,863)	52,918	52,918

Total Repurchase Agreement (Cost $52,918)		52,918

Total Short-Term Investments (Cost $9,952,918)		9,952,918

Total Investments (Cost $590,245,426) (i)	100.9%	606,956,907

Other Assets, Less Liabilities	(0.9)	(5,209,433)

Net Assets	100.0%	$601,747,474

¤	Among the Fund's 10 largest issuers held, as of January 31, 2011, excluding short-term investments. May be subject to change daily.
†††
On a daily basis New York Life Investments confirms that the value of the Fund's liquid assets (liquid portfolio securities and cash) is sufficient to cover its potential senior securities (e.g., futures, swaps, options).

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Subprime mortgage investment and other asset-backed securities. The total market value of the securities at January 31, 2011 is $1,091,766, which represents 0.2% of the Fund's net assets.
(b)	Floating rate - Rate shown is the rate in effect at January 31, 2011.
(c)
The debt is guaranteed under the Federal Deposit Insurance Corporation (FDIC) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States.  The expiration date of the FDIC's guarantee is the earlier of the maturity date of the debt or June 30, 2012.

(d)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(e)
Collateral strip rate - Bond whose interest is based on the weighted net interest rate of the collateral. Coupon rate adjusts periodically based on a predetermined schedule. Rate shown is the rate in effect at January 31, 2011.

(f)
TBA - Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. The market value of these securities at January 31, 2011 is $11,066,796, which represents 1.8% of the Fund's net assets. All or a portion of these securities were acquired under a mortgage dollar roll agreement.

(g)	Yankee Bond - dollar-denominated bond issued in the United States by a foreign bank or corporation.
(h)	Interest rate presented is yield to maturity.
(i)	At January 31, 2011, cost is $590,294,884 for federal income tax purposes and net unrealized appreciation is as follows:
Gross unrealized appreciation	$22,317,950
Gross unrealized depreciation	(5,655,927)
Net unrealized appreciation	$16,662,023

The following is a summary of the fair valuations according to the inputs used as of January 31, 2011, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$4,668,010	$—	$4,668,010
Corporate Bonds	—	110,823,491	—	110,823,491
Foreign Government Bonds	—	9,455,378	—	9,455,378
Mortgage-Backed Securities	—	20,310,929	—	20,310,929
Municipal Bonds	—	2,262,885	—	2,262,885
U.S. Government & Federal Agencies	—	424,495,583	—	424,495,583
Yankee Bonds	—	24,987,713	—	24,987,713
Total Long-Term Bonds	—	597,003,989	—	597,003,989
Short-Term Investments
Federal Agency	—	9,900,000	—	9,900,000
Repurchase Agreement	—	52,918	—	52,918
Total Short-Term Investments	—	9,952,918	—	9,952,918
Total Investments in Securities	$—	$606,956,907	$—	$606,956,907
(a)  For a complete listing of investments and their industries, see the Portfolio of Investments.

For the period ended January 31, 2011, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

At January 31, 2011, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Intermediate Term Bond Fund
Portfolio of Investments ††† January 31, 2011 unaudited
	Principal Amount	Value
Long-Term Bonds 97.6%†
Asset-Backed Securities 0.4%
Credit Cards 0.1%
Chase Issuance Trust Series 2006-C4, Class C4 0.551%, due 1/15/14 (a)	$750,000	$747,451

Diversified Financial Services 0.1%
Dominos Pizza Master Issuer LLC Series 2007-1, Class A2 5.261%, due 4/25/37 (b)	550,000	563,750

Home Equity 0.1%
Citicorp Residential Mortgage Securities, Inc.
Series 2006-3, Class A3 5.61%, due 11/25/36 (c)	80,572	80,842
Series 2006-1, Class A3 5.706%, due 7/25/36 (c)	217,854	219,826
		300,668
Utilities 0.1%
Atlantic City Electric Transition Funding LLC Series 2002-1, Class A4 5.55%, due 10/20/23	675,000	767,806

Total Asset-Backed Securities (Cost $2,273,093)		2,379,675

	Corporate Bonds 48.4%
	Advertising 0.2%
	Lamar Media Corp. 9.75%, due 4/1/14	970,000	1,122,775

	Aerospace & Defense 0.1%
	Alliant Techsystems, Inc. 6.875%, due 9/15/20	589,000	608,143

	Agriculture 0.6%
	Altria Group, Inc. 9.25%, due 8/6/19	470,000	602,906
	Bunge, Ltd. Finance Corp. 5.10%, due 7/15/15	2,000,000	2,064,762
	Lorillard Tobacco Co. 8.125%, due 6/23/19	720,000	778,716
			3,446,384
	Apparel 0.0%‡
	Unifi, Inc. 11.50%, due 5/15/14	9,000	9,405

	Auto Manufacturers 0.6%
	Nissan Motor Acceptance Corp. 4.50%, due 1/30/15 (b)	3,240,000	3,387,375

	Auto Parts & Equipment 0.0%‡
	FleetPride Corp. 11.50%, due 10/1/14 (b)	25,000	24,625
	Goodyear Tire & Rubber Co. (The) 10.50%, due 5/15/16	173,000	196,355
			220,980
	Banks 6.8%
¤	AgriBank FCB 9.125%, due 7/15/19	5,795,000	6,905,009
	Bank of America Corp.
	5.75%, due 8/15/16	1,400,000	1,486,687
	6.50%, due 8/1/16	625,000	691,808
	Citigroup, Inc.
	4.587%, due 12/15/15	425,000	443,795
	5.50%, due 4/11/13	2,335,000	2,500,974
	6.375%, due 8/12/14	1,250,000	1,395,142
	8.50%, due 5/22/19	1,052,500	1,288,322
	Discover Bank/Greenwood DE
	7.00%, due 4/15/20	3,550,000	3,887,048
	8.70%, due 11/18/19	2,000,000	2,394,806
	Fifth Third Bancorp 5.45%, due 1/15/17	1,477,000	1,541,976
	Goldman Sachs Group, Inc. (The) 5.95%, due 1/18/18	1,000,000	1,081,708
	JPMorgan Chase & Co.
	5.125%, due 9/15/14	2,140,000	2,300,562
	5.15%, due 10/1/15	1,000,000	1,075,397
	KeyBank N.A. 5.80%, due 7/1/14	3,765,000	4,093,199
	Morgan Stanley
	4.75%, due 4/1/14	3,135,000	3,253,838
	5.625%, due 9/23/19	285,000	287,763
	6.00%, due 4/28/15	300,000	324,899
	Regions Bank 3.25%, due 12/9/11 (d)	1,635,000	1,675,556
	Wachovia Corp. 5.50%, due 5/1/13	400,000	434,672
			37,063,161
	Beverages 1.5%
	Anheuser-Busch InBev Worldwide, Inc.
	5.375%, due 11/15/14 (b)	2,500,000	2,773,245
	7.75%, due 1/15/19 (b)	2,000,000	2,469,020
	Constellation Brands, Inc.
	7.25%, due 9/1/16	1,723,000	1,832,841
	8.375%, due 12/15/14	1,061,000	1,172,405
			8,247,511
	Building Materials 0.1%
	USG Corp. 6.30%, due 11/15/16	630,000	585,900

	Chemicals 2.8%
	Chevron Phillips Chemical Co. LLC 8.25%, due 6/15/19 (b)	3,430,000	4,111,483
	Dow Chemical Co. (The)
	5.90%, due 2/15/15	2,005,000	2,224,315
	8.55%, due 5/15/19	1,015,000	1,266,992
	Incitec Pivot Finance LLC 6.00%, due 12/10/19 (b)	5,000,000	5,134,175
	Nalco Co. 8.25%, due 5/15/17	1,077,000	1,183,354
	Olin Corp. 8.875%, due 8/15/19	170,000	188,275
	Westlake Chemical Corp. 6.625%, due 1/15/16	1,093,000	1,128,522
			15,237,116
	Coal 0.1%
	Peabody Energy Corp.
	7.375%, due 11/1/16	441,000	493,920
	7.875%, due 11/1/26	15,000	16,875
			510,795
	Commercial Services 0.3%
	Great Lakes Dredge & Dock Corp. 7.75%, due 12/15/13	180,000	183,150
	Lender Processing Services, Inc. 8.125%, due 7/1/16	885,000	913,762
	PHH Corp. 9.25%, due 3/1/16 (b)	360,000	386,100
	Quebecor World, Inc. (Litigation Recovery Trust - Escrow Shares) 9.75%, due 8/1/49 (b)(e)(f)(g)	15,000	780
	Service Corp. International 7.625%, due 10/1/18	10,000	10,750
			1,494,542
	Computers 0.8%
	Hewlett-Packard Co.
	2.20%, due 12/1/15	4,000,000	3,967,288
	6.125%, due 3/1/14	350,000	395,811
	SunGard Data Systems, Inc. 4.875%, due 1/15/14	10,000	10,025
			4,373,124
	Diversified Financial Services 2.0%
	Alterra Finance LLC 6.25%, due 9/30/20	2,900,000	2,894,249
¤	General Electric Capital Corp.
	2.25%, due 11/9/15	5,000,000	4,807,465
	5.40%, due 2/15/17	2,985,000	3,232,379
			10,934,093
	Electric 4.0%
	AES Corp. (The) 7.75%, due 10/15/15	1,000,000	1,085,000
	AES Eastern Energy, L.P. Series 1999-A 9.00%, due 1/2/17	37,678	37,678
	Allegheny Energy Supply Co. LLC 5.75%, due 10/15/19 (b)	1,605,000	1,617,952
	Calpine Construction Finance Co., L.P. and CCFC Finance Corp. 8.00%, due 6/1/16 (b)	1,111,000	1,191,547
	CMS Energy Corp. 6.25%, due 2/1/20	2,765,000	2,855,147
¤	Entergy Corp.
	3.625%, due 9/15/15	5,220,000	5,213,251
	5.125%, due 9/15/20	1,550,000	1,531,972
	N.V. Energy, Inc. 6.25%, due 11/15/20	5,000,000	4,970,555
	NRG Energy, Inc.
	7.25%, due 2/1/14	5,000	5,103
	7.375%, due 2/1/16	94,000	97,290
	OGE Energy Corp. 5.00%, due 11/15/14	1,420,000	1,509,548
	Public Service Co. of New Mexico 7.95%, due 5/15/18	604,000	683,622
	Reliant Energy Mid-Atlantic Power Holdings LLC Series C 9.681%, due 7/2/26	1,000	1,080
	Toledo Edison Co. (The) 7.25%, due 5/1/20	780,000	922,528
			21,722,273
	Electrical Components & Equipment 0.2%
	Belden, Inc.
	7.00%, due 3/15/17	1,155,000	1,172,325
	9.25%, due 6/15/19	137,000	151,728
			1,324,053
	Entertainment 0.7%
	NAI Entertainment Holdings LLC 8.25%, due 12/15/17 (b)	960,000	1,022,400
	Peninsula Gaming LLC 8.375%, due 8/15/15	1,136,000	1,204,160
	Penn National Gaming, Inc. 6.75%, due 3/1/15	1,164,000	1,188,735
	Speedway Motorsports, Inc. 6.75%, due 6/1/13	30,000	30,300
	Vail Resorts, Inc. 6.75%, due 2/15/14	370,000	374,625
			3,820,220
	Environmental Controls 0.2%
	Clean Harbors, Inc. 7.625%, due 8/15/16	990,000	1,049,400
	Geo Sub Corp. 11.00%, due 5/15/12	20,000	19,250
			1,068,650
	Finance - Commercial 0.3%
	Textron Financial Corp. 5.40%, due 4/28/13	1,305,000	1,376,390

	Finance - Consumer Loans 0.5%
	HSBC Finance Corp. 6.375%, due 11/27/12	1,505,000	1,628,020
	John Deere Capital Corp. 4.90%, due 9/9/13	930,000	1,014,000
			2,642,020
	Finance - Credit Card 0.0%‡
	MBNA Corp. Series F 7.50%, due 3/15/12	240,000	256,540

	Finance - Investment Banker/Broker 0.8%
	Bear Stearns Cos., Inc. (The)
	5.30%, due 10/30/15	225,000	245,960
	5.70%, due 11/15/14	1,200,000	1,334,535
	7.25%, due 2/1/18	275,000	324,613
	Jefferies Group, Inc. 8.50%, due 7/15/19	800,000	933,331
	Merrill Lynch & Co., Inc.
	Series C 5.00%, due 2/3/14	800,000	847,630
	6.15%, due 4/25/13	790,000	852,299
			4,538,368
	Finance - Leasing Companies 0.5%
	International Lease Finance Corp.
	5.625%, due 9/20/13	1,010,000	1,032,725
	5.75%, due 6/15/11	1,480,000	1,491,100
			2,523,825
	Finance - Mortgage Loan/Banker 0.1%
	Countrywide Financial Corp. 6.25%, due 5/15/16	750,000	789,671

	Food 1.4%
¤	Kraft Foods, Inc.
	6.125%, due 2/1/18	5,020,000	5,697,318
	7.00%, due 8/11/37	1,260,000	1,426,193
	Tyson Foods, Inc. 10.50%, due 3/1/14	225,000	267,750
			7,391,261
	Forest Products & Paper 0.1%
	Georgia-Pacific Corp.
	7.00%, due 1/15/15 (b)	555,000	574,425
	8.875%, due 5/15/31	50,000	60,875
	Weyerhaeuser Co. 7.375%, due 10/1/19	131,000	143,230
			778,530
	Health Care - Services 2.3%
	CIGNA Corp. 4.375%, due 12/15/20	875,000	864,176
	Coventry Health Care, Inc.
	5.95%, due 3/15/17	1,635,000	1,679,040
	6.125%, due 1/15/15	4,668,000	4,889,879
	HCA, Inc.
	5.75%, due 3/15/14	11,000	11,110
	6.375%, due 1/15/15	165,000	168,094
	8.50%, due 4/15/19	888,000	990,120
	Roche Holdings, Inc. 6.00%, due 3/1/19 (b)	1,775,000	2,051,052
	WellPoint, Inc. 5.00%, due 12/15/14	1,895,000	2,064,754
			12,718,225
	Household Products & Wares 0.1%
	Spectrum Brands, Inc. 9.50%, due 6/15/18 (b)	451,000	494,973

	Insurance 2.8%
	Crum & Forster Holdings Corp. 7.75%, due 5/1/17	1,015,000	1,065,750
	Genworth Financial, Inc.
	7.20%, due 2/15/21	480,000	489,928
	8.625%, due 12/15/16	4,300,000	4,841,972
	Health Care Service Corp. 4.70%, due 1/15/21 (b)	1,500,000	1,514,189
	St. Paul Travelers Cos., Inc. (The) 6.25%, due 6/20/16	1,200,000	1,384,591
	Teachers Insurance & Annuity Association of America 6.85%, due 12/16/39 (b)	4,500,000	5,130,121
	Unum Group 7.125%, due 9/30/16	750,000	849,123
	Willis North America, Inc. 6.20%, due 3/28/17	88,000	90,622
			15,366,296
	Internet 0.2%
	Expedia, Inc. 8.50%, due 7/1/16 (b)	993,000	1,087,335

	Investment Management/Advisory Services 0.2%
	Janus Capital Group, Inc. 6.95%, due 6/15/17	1,166,000	1,231,986

	Leisure Time 0.1%
	Brunswick Corp. 11.25%, due 11/1/16 (b)	430,000	517,075
	Harley-Davidson Funding Corp. 6.80%, due 6/15/18 (b)	250,000	269,447
			786,522
	Lodging 0.2%
	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC 2.802%, due 3/15/14 (a)(b)	10,000	9,450
	Sheraton Holding Corp. 7.375%, due 11/15/15	177,000	197,798
	Starwood Hotels & Resorts Worldwide, Inc. 6.75%, due 5/15/18	856,000	920,200
			1,127,448
	Media 2.0%
	Charter Communications Operating LLC 8.00%, due 4/30/12 (b)	1,141,000	1,202,329
	CSC Holdings, Inc.
	6.75%, due 4/15/12	180,000	187,875
	8.50%, due 6/15/15	1,067,000	1,168,365
	Morris Publishing Group LLC 10.00%, due 9/1/14 (f)	4,659	4,519
	NBC Universal, Inc. 5.15%, due 4/30/20 (b)	2,900,000	2,990,120
	Rainbow National Services LLC 8.75%, due 9/1/12 (b)	15,000	15,038
	Time Warner Cable, Inc. 8.25%, due 2/14/14	2,535,000	2,959,060
	Time Warner, Inc. 7.70%, due 5/1/32	1,980,000	2,368,834
			10,896,140
	Mining 0.1%
	Alcoa, Inc. 5.90%, due 2/1/27	560,000	545,317
	Freeport-McMoRan Copper & Gold, Inc. 8.25%, due 4/1/15	10,000	10,538
			555,855
	Miscellaneous - Manufacturing 0.7%
	Cargill, Inc. 6.00%, due 11/27/17 (b)	1,525,000	1,724,464
	Colt Defense LLC/Colt Finance Corp. 8.75%, due 11/15/17 (b)	1,118,000	922,350
	SPX Corp. 7.625%, due 12/15/14	1,100,000	1,201,750
			3,848,564
	Office & Business Equipment 0.8%
	Xerox Corp. 4.25%, due 2/15/15	4,055,000	4,269,031

	Oil & Gas 2.2%
	Chesapeake Energy Corp. 6.50%, due 8/15/17	192,000	199,200
	Concho Resources, Inc./Midland TX 8.625%, due 10/1/17	131,000	144,100
	Forest Oil Corp. 8.00%, due 12/15/11	10,000	10,450
	Frontier Oil Corp. 8.50%, due 9/15/16	601,000	649,080
	KazMunaiGaz Finance Sub B.V. 11.75%, due 1/23/15 (b)	165,000	205,631
	Marathon Oil Corp. 6.50%, due 2/15/14	860,000	988,144
	Newfield Exploration Co.
	6.625%, due 9/1/14	100,000	102,250
	6.625%, due 4/15/16	2,865,000	2,965,275
	Pemex Project Funding Master Trust 6.625%, due 6/15/35	25,000	25,027
	Plains Exploration & Production Co.
	7.625%, due 4/1/20	500,000	540,000
	7.75%, due 6/15/15	808,000	846,380
	Questar Market Resources, Inc.
	6.05%, due 9/1/16	2,000,000	2,004,340
	6.80%, due 3/1/20	1,306,000	1,323,531
	Range Resources Corp. 7.50%, due 5/15/16	180,000	188,100
	Tesoro Corp. 6.50%, due 6/1/17	670,000	683,400
	Whiting Petroleum Corp. 7.00%, due 2/1/14	855,000	906,300
			11,781,208
	Oil & Gas Services 0.4%
	Halliburton Co. 6.15%, due 9/15/19	1,350,000	1,551,236
	SEACOR Holdings, Inc. 7.375%, due 10/1/19	340,000	350,800
			1,902,036
	Packaging & Containers 0.1%
	Crown Americas LLC / Crown Americas Capital Corp. 7.75%, due 11/15/15	436,000	453,440

	Pharmaceuticals 0.2%
	Cardinal Health, Inc. 4.625%, due 12/15/20	1,000,000	993,301
	Medco Health Solutions, Inc. 7.25%, due 8/15/13	155,000	175,758
			1,169,059
	Pipelines 4.0%
	Boardwalk Pipelines, L.P. 5.875%, due 11/15/16	2,445,000	2,703,302
	Copano Energy LLC 8.125%, due 3/1/16	1,119,000	1,160,963
	Copano Energy LLC/Copano Energy Finance Corp. 7.75%, due 6/1/18	110,000	113,850
	El Paso Pipeline Partners Operating Co. LLC 6.50%, due 4/1/20	4,185,000	4,520,147
	Energy Transfer Partners, L.P. 8.50%, due 4/15/14	295,000	349,519
	MarkWest Energy Partners, L.P./MarkWest Energy Finance Corp. 6.75%, due 11/1/20	1,020,000	1,040,400
	NGPL Pipeco LLC
	7.119%, due 12/15/17 (b)	2,780,000	3,071,027
	7.768%, due 12/15/37 (b)	820,000	857,340
	ONEOK Partners, L.P. 8.625%, due 3/1/19	200,000	250,257
	ONEOK, Inc. 6.00%, due 6/15/35	1,425,000	1,367,706
	Panhandle Eastern Pipeline Co., L.P.
	6.20%, due 11/1/17	3,485,000	3,741,186
	8.125%, due 6/1/19	600,000	696,197
	Plains All American Pipeline, L.P./PAA Finance Corp. 5.75%, due 1/15/20	1,117,000	1,193,440
	Williams Cos., Inc. (The) 7.875%, due 9/1/21	741,000	881,993
			21,947,327
	Real Estate Investment Trusts 1.1%
	Equity One, Inc. 6.25%, due 12/15/14	850,000	914,887
	HCP, Inc. 6.30%, due 9/15/16	540,000	605,302
	Host Hotels & Resorts, L.P. 6.875%, due 11/1/14	10,000	10,325
	Host Marriott, L.P.
	6.375%, due 3/15/15	1,165,000	1,188,300
	Series Q 6.75%, due 6/1/16	1,062,000	1,096,515
	ProLogis 7.375%, due 10/30/19	2,000,000	2,296,274
			6,111,603
	Retail 1.6%
	Best Buy Co., Inc. 6.75%, due 7/15/13	1,620,000	1,793,670
	CVS Caremark Corp.
	5.75%, due 6/1/17	575,000	645,531
	5.789%, due 1/10/26 (b)(g)	92,019	92,676
	6.302%, due 6/1/37 (a)	560,000	539,700
	Home Depot, Inc. 5.40%, due 3/1/16	410,000	459,895
	J.C. Penney Corp., Inc. 7.125%, due 11/15/23	439,000	451,073
	Limited Brands, Inc. 8.50%, due 6/15/19	127,000	144,780
	Nordstrom, Inc. 7.00%, due 1/15/38	2,005,000	2,336,988
	Penske Auto Group, Inc. 7.75%, due 12/15/16	686,000	701,435
	Sears Holding Corp. 6.625%, due 10/15/18 (b)	1,000,000	958,750
	TJX Cos., Inc. 6.95%, due 4/15/19	330,000	396,693
			8,521,191
	Savings & Loans 0.3%
	Amsouth Bank/Birmingham AL 5.20%, due 4/1/15	1,435,000	1,390,156

	Telecommunications 4.2%
	Alltel Corp. 6.50%, due 11/1/13	2,635,000	2,944,765
	American Tower Corp. 4.50%, due 1/15/18	2,750,000	2,731,272
	AT&T, Inc. 6.70%, due 11/15/13	2,580,000	2,935,201
	Cellco Partnership/Verizon Wireless Capital LLC 8.50%, due 11/15/18	1,500,000	1,955,698
	Corning, Inc. 8.875%, due 8/15/21	1,900,000	2,400,487
	Crown Castle International Corp. 7.125%, due 11/1/19	243,000	258,188
	Frontier Communications Corp. 8.75%, due 4/15/22	3,720,000	4,194,300
	GCI, Inc. 8.625%, due 11/15/19	1,112,000	1,209,300
	MetroPCS Wireless, Inc. 6.625%, due 11/15/20	1,000,000	965,000
	Nextel Communications, Inc. Series F 5.95%, due 3/15/14	204,000	204,255
	SBA Telecommunications, Inc.
	8.00%, due 8/15/16	86,000	93,955
	8.25%, due 8/15/19	1,070,000	1,179,675
	Sprint Capital Corp.
	6.875%, due 11/15/28	430,000	384,850
	8.75%, due 3/15/32	500,000	520,625
	Sprint Nextel Corp. 8.375%, due 8/15/17	139,000	151,858
	tw telecom holdings, Inc. 8.00%, due 3/1/18	960,000	1,029,600
			23,159,029
	Transportation 0.1%
	Burlington Northern Santa Fe 5.65%, due 5/1/17	455,000	507,685
	Kansas City Southern Railway 8.00%, due 6/1/15	175,000	189,000
			696,685
	Total Corporate Bonds (Cost $251,448,983)		264,987,214

	Foreign Government Bond 0.0%‡
	Venezuela 0.0%‡
	Republic of Venezuela 6.00%, due 12/9/20	169,000	98,443
	Total Foreign Government Bond (Cost $127,776)		98,443

Mortgage-Backed Securities 9.0%
Commercial Mortgage Loans (Collateralized Mortgage Obligations) 9.0%
Banc of America Commercial Mortgage, Inc.
Series 2005-5, Class A2 5.001%, due 10/10/45	84,527	85,005
Series 2007-2, Class A4 5.688%, due 4/10/49 (h)	2,560,000	2,714,199
Bayview Commercial Asset Trust Series 2006-4A, Class A1 0.49%, due 12/25/36 (a)(b)(f)	186,961	142,322
Bear Stearns Commercial Mortgage Securities
Series 2005-PW10, Class A4 5.405%, due 12/11/40 (a)	2,550,000	2,730,990
Series 2007-PW16, Class A4 5.717%, due 6/11/40 (h)	2,270,000	2,450,989
Citigroup Commercial Mortgage Trust Series 2008-C7, Class A4 6.10%, due 12/10/49 (h)	1,300,000	1,414,109
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2006-CD3, Class A5 5.617%, due 10/15/48	3,390,000	3,643,521
Commercial Mortgage Loan Trust 6.013%, due 12/10/49 (h)	990,000	1,059,767
Country Wide Alternative Loan Trust Series 2005-76, Class 2A1 1.323%, due 2/25/36 (a)	2,757,314	1,923,119
Four Times Square Trust Series 2006-4TS, Class A 5.401%, due 12/13/28 (b)	470,000	496,131
Greenwich Capital Commercial Funding Corp.
Series 2005-GG5, Class A5 5.224%, due 4/10/37 (a)	2,960,000	3,161,555
Series 2004-GG1, Class A7 5.317%, due 6/10/36 (a)	3,275,000	3,524,781
GS Mortgage Securities Corp. Series 2004-GG2, Class A6 5.396%, due 8/10/38 (h)	3,060,000	3,301,041
GS Mortgage Securities Corp. II
Series 2006-GG6, Class A4 5.553%, due 4/10/38 (a)	2,919,880	3,159,202
Series 2007-GG10, Class A4 5.808%, due 8/10/45 (h)	3,095,000	3,276,193
Harborview Mortgage Loan Trust Series 2005-11, Class 2A1A 0.571%, due 8/19/45 (a)	69,103	49,746
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2007-LDPX, Class A3 5.42%, due 1/15/49	2,565,000	2,693,412
Series 2007-CB18, Class A4 5.44%, due 6/12/47	2,260,000	2,385,335
JP Morgan Mortgage Trust
Series 2007-S3, Class 1A96 6.00%, due 8/25/37	733,739	665,003
Series 2007-S3, Class 1A97 6.00%, due 8/25/37	1,614,226	1,463,012
LB-UBS Commercial Mortgage Trust
Series 2004-C2, Class A2 3.246%, due 3/15/29	7,467	7,469
Series 2007-C6, Class A4 5.858%, due 7/15/40 (a)	1,680,000	1,777,139
Morgan Stanley Capital I Series 2007-IQ15, Class A4 5.879%, due 6/11/49 (h)	2,585,000	2,771,435
Mortgage Equity Conversion Asset Trust Series 2007-FF2, Class A 0.69%, due 2/25/42 (a)(b)(f)(g)	438,009	418,736
Timberstar Trust Series 2006-1, Class A 5.668%, due 10/15/36 (b)	160,000	172,148
Wachovia Bank Commercial Mortgage Trust Series 2007-C33, Class A4 5.899%, due 2/15/51 (h)	990,000	1,066,822
WaMu Mortgage Pass-Through Certificate Series 2006-AR7, Class 2A 1.303%, due 7/25/46 (a)	3,984,866	2,784,322
Total Mortgage-Backed Securities (Cost $47,020,076)		49,337,503

Municipal Bond 0.1%
West Virginia 0.1%
Tobacco Settlement Finance Authority of West Virginia 7.467%, due 6/1/47	425,000	291,380
Total Municipal Bond (Cost $425,000)		291,380

	U.S. Government & Federal Agencies 28.2%
	Fannie Mae (Collateralized Mortgage Obligations) 0.0%‡
	Series 2006-B1, Class AB 6.00%, due 6/25/16	86,249	88,172
	Series 1991-66, Class J 8.125%, due 6/25/21	947	1,178
			89,350
	Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 1.1%
	5.00%, due 8/1/33	1,117,414	1,177,962
	5.04%, due 6/1/35 (a)	489,448	519,443
	5.50%, due 1/1/21	387,420	418,655
	5.50%, due 2/1/33	445,984	478,930
	5.50%, due 7/1/34	1,063,734	1,142,980
	5.50%, due 4/1/37	84,919	90,768
	5.50%, due 5/1/37	66,538	71,121
	5.50%, due 7/1/37	340,390	363,195
	5.50%, due 1/1/38	427,367	461,075
	6.00%, due 2/1/27	251,747	273,601
	6.00%, due 3/1/36	544,326	594,470
	6.50%, due 4/1/37	456,287	507,395
			6,099,595
	Federal National Mortgage Association 0.5%
	4.625%, due 5/1/13	2,605,000	2,798,572

¤	Federal National Mortgage Association (Mortgage Pass-Through Securities) 15.3%
	4.50%, due 4/1/18	236,140	250,034
	4.50%, due 7/1/18	900,917	953,924
	4.50%, due 11/1/18	1,201,987	1,272,708
	4.50%, due 12/1/20 TBA (i)	16,270,000	17,019,949
	4.50%, due 6/1/23	2,153,778	2,261,654
	5.00%, due 9/1/17	384,353	410,784
	5.00%, due 9/1/20	259,474	277,561
	5.00%, due 10/1/20	383,164	409,873
	5.00%, due 12/1/20	775,913	829,999
	5.00%, due 10/1/33	872,500	920,527
	5.00%, due 6/1/35	4,566,530	4,812,185
	5.00%, due 7/1/35	922,521	971,571
	5.00%, due 1/1/36	1,279,432	1,347,459
	5.00%, due 2/1/36	9,810,867	10,332,507
	5.00%, due 5/1/36	3,634,148	3,827,374
	5.00%, due 9/1/36	926,320	975,572
	5.50%, due 2/1/17	290,183	314,077
	5.50%, due 6/1/21	1,007,782	1,088,877
	5.50%, due 6/1/33	5,825,368	6,274,103
	5.50%, due 11/1/33	801,735	863,494
	5.50%, due 12/1/33	581,988	626,819
	5.50%, due 4/1/34	2,439,509	2,627,668
	5.50%, due 5/1/34	2,096,523	2,258,021
	5.50%, due 6/1/34	674,344	725,236
	5.50%, due 3/1/35	1,044,091	1,122,887
	5.50%, due 4/1/36	2,617,230	2,812,295
	5.50%, due 12/1/36	901,980	966,387
	5.50%, due 1/1/37	1,272,244	1,383,765
	5.50%, due 4/1/37	3,556,596	3,805,002
	5.50%, due 7/1/37	1,392,732	1,514,813
	5.50%, due 8/1/37	800,603	860,273
	5.50%, due 9/1/37	30,042	32,140
	6.00%, due 8/1/17	43,596	47,637
	6.00%, due 1/1/33	261,380	288,195
	6.00%, due 3/1/33	310,480	342,331
	6.00%, due 8/1/34	12,171	13,362
	6.00%, due 9/1/35	848,587	935,643
	6.00%, due 6/1/36	639,534	696,749
	6.00%, due 12/1/36	681,494	748,393
	6.00%, due 4/1/37	377,383	407,372
	6.00%, due 9/1/37	178,009	193,601
	6.00%, due 10/1/37	2,045,645	2,208,689
	6.00%, due 11/1/37	107,432	116,842
	6.00%, due 1/1/38	18,739	20,374
	6.00%, due 11/1/38	911,911	991,500
	6.50%, due 6/1/31	71,677	80,915
	6.50%, due 8/1/31	53,446	60,334
	6.50%, due 10/1/31	41,138	46,440
	6.50%, due 6/1/32	52,697	59,488
	6.50%, due 6/1/36	30,618	34,182
	6.50%, due 7/1/36	110,571	123,439
	6.50%, due 8/1/36	23,090	25,778
	6.50%, due 11/1/36	507,668	566,752
	6.50%, due 2/1/37	126,907	141,320
	6.50%, due 7/1/37	55,052	61,304
	6.50%, due 8/1/37	195,551	217,760
	6.50%, due 9/1/37	611,042	680,438
	6.50%, due 3/1/38	207,163	230,690
			83,489,066
¤	Freddie Mac (Collateralized Mortgage Obligations) 1.4%
	Series 2632, Class NH 3.50%, due 6/15/13	30,586	30,609
	Series 3104, Class QC 5.00%, due 9/15/31	2,400,000	2,521,815
	Series 2690, Class PG 5.00%, due 4/15/32	1,250,000	1,343,126
	Series 2734, Class PG 5.00%, due 7/15/32	1,804,000	1,934,565
	Series 3113, Class QD 5.00%, due 6/15/34	1,565,000	1,679,495
			7,509,610
	Freddie Mac Reference REMIC (Collateralized Mortgage Obligation) 0.1%
	Series R001, Class AE 4.375%, due 4/15/15	390,349	396,472

¤	Government National Mortgage Association (Mortgage Pass-Through Securities) 3.1%
	5.50%, due 4/1/36 TBA (i)	2,560,000	2,758,799
	6.00%, due 2/15/29	43,866	48,480
	6.00%, due 4/15/29	188,992	209,004
	6.00%, due 8/15/32	413,025	455,766
	6.00%, due 1/1/36 TBA (i)	6,020,000	6,606,011
	6.50%, due 7/15/28	44,764	50,714
	6.50%, due 5/15/29	23,254	26,336
	6.50%, due 3/1/33 TBA (i)	6,030,000	6,759,256
	12.50%, due 1/15/14	671	682
			16,915,048
¤	United States Treasury Bonds 3.6%
	3.875%, due 8/15/40	20,750,000	18,409,151
	6.25%, due 5/15/30	1,240,000	1,559,107
			19,968,258
¤	United States Treasury Notes 2.8%
	0.625%, due 12/31/12	460,000	460,737
	2.625%, due 8/15/20	8,300,000	7,825,995
	2.625%, due 11/15/20	7,660,000	7,181,250
			15,467,982
	United States Treasury Strip Principal 0.3%
	(zero coupon), due 8/15/23	820,000	488,490
	(zero coupon), due 8/15/28	2,210,000	985,505
			1,473,995
	Total U.S. Government & Federal Agencies (Cost $150,491,364)		154,207,948

	Yankee Bonds 11.5% (j)
	Auto Manufacturers 0.2%
	Volvo Treasury AB 5.95%, due 4/1/15 (b)	1,130,000	1,236,966
	Banks 1.2%
	Lloyds TSB Bank PLC 4.375%, due 1/12/15 (b)	5,000,000	5,008,850
	Royal Bank of Scotland PLC (The) 4.875%, due 8/25/14 (b)	1,405,000	1,443,748
	UBS A.G. 3.875%, due 1/15/15	215,000	221,450
			6,674,048
	Biotechnology 0.1%
	FMC Finance III S.A. 6.875%, due 7/15/17	455,000	484,006

	Building Materials 0.1%
	Holcim Capital Corp, Ltd. 6.875%, due 9/29/39 (b)	500,000	490,736

	Diversified Financial Services 0.9%
	Irish Life & Permanent Group Holdings PLC 3.60%, due 1/14/13 (b)	5,000,000	4,529,680
	Smurfit Capital Funding PLC 7.50%, due 11/20/25	528,000	497,640
			5,027,320
	Electric 1.2%
	Enel Finance International S.A.
	5.125%, due 10/7/19 (b)	2,025,000	1,996,300
	6.00%, due 10/7/39 (b)	1,810,000	1,622,929
	SP PowerAssets, Ltd. 5.00%, due 10/22/13 (b)	305,000	330,527
	Taqa Abu Dhabi National Energy Co. 6.25%, due 9/16/19 (b)	185,000	191,967
	TransAlta Corp. 6.65%, due 5/15/18	2,255,000	2,544,100
			6,685,823
	Holding Company - Diversified 0.2%
	EnCana Holdings Finance Corp. 5.80%, due 5/1/14	860,000	958,261
	Insurance 0.2%
	Fairfax Financial Holdings, Ltd.
	7.75%, due 7/15/37	677,000	665,152
	8.25%, due 10/1/15	438,000	467,565
	8.30%, due 4/15/26	15,000	15,563
			1,148,280
	Media 0.2%
	Videotron Ltee
	6.375%, due 12/15/15	15,000	15,375
	6.875%, due 1/15/14	796,000	806,945
	9.125%, due 4/15/18	252,000	281,925
			1,104,245
	Mining 0.9%
	Anglo American Capital PLC
	2.15%, due 9/27/13 (b)	1,950,000	1,972,119
	9.375%, due 4/8/19 (b)	2,380,000	3,203,392
			5,175,511
	Miscellaneous - Manufacturing 0.7%
	Siemens Financieringsmaatschappij N.V. 6.125%, due 8/17/26 (b)	265,000	299,090
	Tyco Electronics Group S.A. 6.55%, due 10/1/17	2,945,000	3,373,657
			3,672,747
	Oil & Gas 2.6%
	CNOOC Finance 2011, Ltd. 4.25%, due 1/26/21 (b)	5,490,000	5,397,894
	ENI S.p.A 4.15%, due 10/1/20 (b)	2,900,000	2,798,979
	Gaz Capital S.A. 8.125%, due 7/31/14 (b)	3,085,000	3,470,625
	Gazprom International S.A. 7.201%, due 2/1/20 (b)	243,475	261,127
	Petroleum Co. of Trinidad & Tobago, Ltd. 9.75%, due 8/14/19 (b)	1,600,000	1,944,000
	TNK-BP Finance S.A. 7.50%, due 7/18/16 (b)	285,000	315,994
			14,188,619
	Telecommunications 3.0%
	Inmarsat Finance PLC 7.375%, due 12/1/17 (b)	1,111,000	1,180,438
	Intelsat Subsidiary Holding Co., Ltd. 8.50%, due 1/15/13	1,105,000	1,110,525
	Qtel International Finance, Ltd. 6.50%, due 6/10/14 (b)	1,500,000	1,649,839
¤	Telecom Italia Capital S.A.
	6.175%, due 6/18/14	5,345,000	5,697,032
	6.999%, due 6/4/18	1,320,000	1,410,090
	Virgin Media Finance PLC 8.375%, due 10/15/19	180,000	199,350
	Virgin Media Secured Finance PLC 6.50%, due 1/15/18	960,000	1,017,600
	Vodafone Group PLC 5.625%, due 2/27/17	3,578,000	4,003,732
			16,268,606
	Total Yankee Bonds (Cost $61,839,262)		63,115,168
	Total Long-Term Bonds (Cost $513,625,554)		534,417,331

		Shares	Value
	Common Stock 0.0%‡
	Commercial Services 0.0%‡
	Quad/Graphics, Inc. (e)	22	978
	Total Common Stock (Cost $1,078)		978

		Number of Warrants	Value
	Warrants 0.0%‡
	ION Media Networks, Inc. Second Lien Expires 12/19/12 (e)(f)(g)	1	0	(k)
	Unsecured Debt Expires 12/19/12 (e)(f)(g)	1	0	(k)
	Total Warrants (Cost $4)

		Principal Amount	Value
	Short-Term Investment 8.6%
	Repurchase Agreement 8.6%
	State Street Bank and Trust Co. 0.01%, dated 1/31/11 due 2/1/11 Proceeds at Maturity $46,724,328 (Collateralized by a United States Treasury Note with a rate of 3.125% and a maturity date of 4/30/17, with a Principal Amount of $45,465,000 and a Market Value of $47,660,960)	$46,724,315	46,724,315

	Total Short-Term Investment (Cost $46,724,315)		46,724,315

	Total Investments (Cost $560,350,951) (l)	106.2%	581,142,624

	Other Assets, Less Liabilities	(6.2)	(33,824,348)

	Net Assets	100.0%	$547,318,276

¤	Among the Fund's 10 largest issuers held, as of January 31, 2011, excluding short-term investment. May be subject to change daily.
†††
On a daily basis New York Life Investments confirms that the value of the Fund's liquid assets (liquid portfolio securities and cash) is sufficient to cover its potential senior securities (e.g., futures, swaps, options).

†	Percentages indicated are based on Fund net assets.
(a)	Floating rate - Rate shown is the rate in effect at January 31, 2011.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(c)	Subprime mortgage investment and other asset-backed securities. The total market value of the securities at January 31, 2011 is $300,668, which represents 0.1% of the Fund's net assets.
(d)
The debt is guaranteed under the Federal Deposit Insurance Corporation (FDIC) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States.  The expiration date of the FDIC's guarantee is the earlier of the maturity date of the debt or June 30, 2012.

(e)	Non-income producing security.
(f)	Illiquid security. The total market value of these securities at January 31, 2011 is $566,357, which represents 0.1% of the Fund's net assets.
(g)	Fair valued security. The total market value of these securities at January 31, 2011 is $512,192, which represents 0.1% of the Fund's net assets.
(h)
Collateral strip rate - Bond whose interest is based on the weighted net interest rate of the collateral. Coupon rate adjusts periodically based on a predetermined schedule. Rate shown is the rate in effect at January 31, 2011.

(i)
TBA - Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. The market value of these securities at January 31, 2011 is $33,144,015, which represents 6.1% of the Fund's net assets. All or a portion of these securities were acquired under a mortgage dollar roll agreement.

(j)	Yankee Bond - dollar-denominated bond issued in the United States by a foreign bank or corporation.
(k)	Less than one dollar.
(l)	At January 31, 2011, cost is $560,371,533 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$26,244,573
Gross unrealized depreciation	(5,473,482)
Net unrealized appreciation	$20,771,091

The following is a summary of the fair valuations according to the inputs used as of January 31, 2011, for valuing the Fund's assets. Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$2,379,675	$—		$2,379,675
Corporate Bonds (b)	—	264,893,758	93,456		264,987,214
Foreign Government Bond	—	98,443	—		98,443
Mortgage-Backed Securities (c)	—	48,918,767	418,736		49,337,503
Municipal Bond	—	291,380	—		291,380
U.S. Government & Federal Agencies	—	154,207,948	—		154,207,948
Yankee Bonds	—	63,115,168	—		63,115,168
Total Long-Term Bonds	—	533,905,139	512,192		534,417,331
Common Stock	978	—	—		978
Warrants (d)	—	—	—	(d)	—	(d)
Short-Term Investment
Repurchase Agreement	—	46,724,315	—		46,724,315
Total Investments in Securities	$978	$580,629,454	$512,192		$581,142,624

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The level 3 securities valued at $780 and $92,676 are Commercial Services and Retail, respectively, within the Corporate Bonds section of the Portfolio of Investments.
(c)	The level 3 security valued at $418,736 is held in Commercial Mortgage Loans (Collateralized Mortgage Obligations) within the Mortgaged-Backed Securities section of the Portfolio of Investments.
(d)	The level 3 securities valued at less than one dollar are held in Media within the Warrants section of the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.
For the period ended January 31, 2011, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

The Fund recognizes transfers between the levels as of the beginning of the period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2010		Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of January 31, 2011		Change in Unrealized Appreciation (Depreciation) from Investments Still Held at January 31, 2011
Long-Term Bonds
Corporate Bonds
Commericial Services	$780		$-	$-	$-	$-	$-	$-	$-	$780		$-
Media	177		-	(13,907)	13,832	-	(102)	-	-	-		-
Retail	97,415		(33)	(25)	(3,690)	-	(991)	-	-	92,676		(3,667)
Mortgage-Backed Securities
Commercial Mortgage Loans (Collateralized Mortgage Obligations)	420,511		-	(4,402)	2,627	-	-	-	-	418,736		2,408
Warrants
Media	-	(a)	-	-	-	-	-	-	-	-	(a)	-
Total	$518,883		$(33)	$(18,334)	$12,769	$-	$(1,093)	$-	$-	$512,192		$(1,259)

(a) Less than one dollar.

MainStay Moderate Allocation Fund
Portfolio of Investments January 31, 2011 unaudited

	Shares	Value
Affiliated Investment Companies 100.0% †
Equity Funds 62.0%
MainStay 130/30 Core Fund Class I (a)	4,869,240	$38,661,767
MainStay 130/30 Growth Fund Class I (a)(b)	131,833	1,162,764
MainStay 130/30 International Fund Class I (a)	2,005,135	14,055,994
MainStay Common Stock Fund Class I (a)	2,559,257	29,789,747
MainStay Epoch Global Choice Fund Class I (a)	293,866	4,428,555
MainStay Epoch U.S. All Cap Fund Class I (a)	1,744,897	41,929,886
MainStay Growth Equity Fund Class I (a)(b)	30,617	350,875
MainStay ICAP Equity Fund Class I	463,156	17,108,992
MainStay ICAP International Fund Class I	510,973	15,743,076
MainStay ICAP Select Equity Fund Class I	444,951	15,973,750
MainStay International Equity Fund Class I	893,342	11,488,384
MainStay Large Cap Growth Fund Class I (b)	4,089,993	30,184,148
MainStay MAP Fund Class I	1,127,678	36,863,786
MainStay S&P 500 Index Fund Class I	27,796	824,146
MainStay U.S. Small Cap Fund Class I	502,120	8,566,165
Total Equity Funds (Cost $228,786,801)		267,132,035

Fixed Income Funds 38.0%
MainStay Cash Reserves Fund Class I	1,365,636	1,365,636
MainStay Convertible Fund Class I	556,024	9,141,032
MainStay Diversified Income Fund Class I (a)	457,601	4,127,558
MainStay Floating Rate Fund Class I (a)	2,829,502	26,993,451
MainStay Global High Income Fund Class I	136,154	1,584,837
MainStay High Yield Corporate Bond Fund Class I	1,342,886	7,990,174
MainStay High Yield Opportunities Fund Class I	1,094,831	13,170,814
MainStay Indexed Bond Fund Class I (a)	6,216,452	69,872,924
MainStay Intermediate Term Bond Fund Class I (a)	2,786,967	29,430,374

Total Fixed Income Funds (Cost $157,135,276)		163,676,800

Total Investments (Cost $385,922,077) (c)	100.0%	430,808,835

Other Assets, Less Liabilities	0.0 ‡	42,654

Net Assets	100.0%	$430,851,489

‡	Less than one-tenth of a percent.
†	Percentages indicated are based on Fund net assets.
(a)	The Fund's ownership exceeds 5% of the outstanding shares of the Underlying Fund's share class.
(b)	Non-income producing underlying fund.
(c)	At January 31, 2011, cost is $394,140,892 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$44,981,193
Gross unrealized depreciation	(8,313,250)
Net unrealized appreciation	$36,667,943

The following is a summary of the fair valuations according to the inputs used as of January 31, 2011, for valuing the Fund's assets. Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities
Affiliated Investment Companies
Equity Funds	$267,132,035	$—	$—	$267,132,035
Fixed Income Funds	163,676,800	—	—	163,676,800
Total Investments in Securities	$430,808,835	$—	$—	$430,808,835

For the period ended January 31, 2011, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

At January 31, 2011, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Moderate Growth Allocation Fund
Portfolio of Investments January 31, 2011 unaudited
	Shares	Value
Affiliated Investment Companies 100.1%†
Equity Funds 82.1%
MainStay 130/30 Core Fund Class I (a)	6,703,296	$53,224,172
MainStay 130/30 Growth Fund Class I (a)(b)	108,983	961,228
MainStay 130/30 International Fund Class I (a)	2,879,915	20,188,202
MainStay Common Stock Fund Class I (a)	2,440,905	28,412,133
MainStay Epoch Global Choice Fund Class I (a)	277,648	4,184,157
MainStay Epoch U.S. All Cap Fund Class I (a)	2,366,843	56,875,227
MainStay Growth Equity Fund Class I (a)(b)	88,146	1,010,154
MainStay ICAP Equity Fund Class I	416,615	15,389,745
MainStay ICAP International Fund Class I	731,187	22,527,859
MainStay ICAP Select Equity Fund Class I	453,655	16,286,231
MainStay International Equity Fund Class I (a)	1,441,693	18,540,178
MainStay Large Cap Growth Fund Class I (b)	4,555,969	33,623,055
MainStay MAP Fund Class I (a)	1,424,490	46,566,592
MainStay S&P 500 Index Fund Class I	12,534	371,621
MainStay U.S. Small Cap Fund Class I (a)	1,442,238	24,604,588
Total Equity Funds (Cost $304,918,581)		342,765,142

Fixed Income Funds 18.0%
MainStay Cash Reserves Fund Class I	617,713	617,713
MainStay Convertible Fund Class I	464,001	7,628,174
MainStay Diversified Income Fund Class I	206,959	1,866,775
MainStay Floating Rate Fund Class I (a)	2,631,189	25,101,543
MainStay Global High Income Fund Class I	122,759	1,428,911
MainStay High Yield Corporate Bond Fund Class I	1,191,428	7,088,998
MainStay High Yield Opportunities Fund Class I	1,008,683	12,134,457
MainStay Indexed Bond Fund Class I	1,085,876	12,205,251
MainStay Intermediate Term Bond Fund Class I	668,738	7,061,875

Total Fixed Income Funds (Cost $70,191,007)		75,133,697

Total Investments (Cost $375,109,588) (c)	100.1%	417,898,839

Other Assets, Less Liabilities	(0.1)	(326,183)

Net Assets	100.0%	$417,572,656

†	Percentages indicated are based on Fund net assets.
(a)	The Fund's ownership exceeds 5% of the outstanding shares of the Underlying Fund's share class.
(b)	Non-income producing Underlying Fund.
(c)	At January 31, 2011, cost is $382,791,335 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$43,285,364
Gross unrealized depreciation	(8,177,860)
Net unrealized appreciation	$35,107,504

The following is a summary of the fair valuations according to the inputs used as of January 31, 2011, for valuing the Fund's assets. Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities
Affiliated Investment Companies
Equity Funds	$342,765,142	$—	$—	$342,765,142
Fixed Income Funds	75,133,697	—	—	75,133,697
Total Investments in Securities	$417,898,839	$—	$—	$417,898,839

For the period ended January 31, 2011, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.
At January 31, 2011, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Retirement 2010 Fund
Portfolio of Investments January 31, 2011 unaudited

	Shares	Value
Affiliated Investment Companies 92.4%†
Equity Funds 48.7%
MainStay 130/30 Core Fund Class I	215,128	$1,708,119
MainStay 130/30 Growth Fund Class I (a)	14,658	129,285
MainStay 130/30 International Fund Class I	80,861	566,837
MainStay Common Stock Fund Class I	403,613	4,698,058
MainStay Epoch Global Choice Fund Class I	39,550	596,014
MainStay Epoch International Small Cap Fund Class I	44,620	900,431
MainStay Epoch U.S. All Cap Fund Class I	173,102	4,159,637
MainStay Growth Equity Fund Class I (a)	9,420	107,957
MainStay ICAP Equity Fund Class I	52,275	1,931,022
MainStay ICAP International Fund Class I	56,941	1,754,351
MainStay ICAP Select Equity Fund Class I	48,934	1,756,746
MainStay International Equity Fund Class I	79,749	1,025,569
MainStay Large Cap Growth Fund Class I (a)	367,262	2,710,390
MainStay MAP Fund Class I	109,793	3,589,120
MainStay S&P 500 Index Fund Class I	9,186	272,377
MainStay U.S. Small Cap Fund Class I	27,458	468,442
Total Equity Funds (Cost $23,939,407)		26,374,355

Fixed Income Funds 43.7%
MainStay Cash Reserves Fund Class I	200,523	200,523
MainStay Convertible Fund Class I	82,648	1,358,741
MainStay Diversified Income Fund Class I	65,855	594,017
MainStay Floating Rate Fund Class I	104,251	994,554
MainStay Global High Income Fund Class I	78,913	918,543
MainStay High Yield Corporate Bond Fund Class I	333,925	1,986,852
MainStay High Yield Opportunities Fund Class I	66,032	794,364
MainStay Indexed Bond Fund Class I	1,058,961	11,902,722
MainStay Intermediate Term Bond Fund Class I	467,418	4,935,935
Total Fixed Income Funds (Cost $23,352,131)		23,686,251
Total Affiliated Investment Companies (Cost $47,291,538)		50,060,606

Unaffiliated Investment Companies 7.5%
Equity Funds 2.8%
Columbia Funds Series Trust-Columbia SmallCap Index Fund	13,324	230,508
Vanguard Emerging Markets ETF	27,479	1,277,498
Total Equity Funds (Cost $1,527,066)		1,508,006
Fixed Income Funds 4.7%
American Century Inflation Adjusted Bond Fund	77,026	908,141
American Century International Bond Fund Institutional Class	21,122	293,595
iShares Barclays TIPS Bond Fund	9,807	1,054,645
SPDR Barclays Capital International Treasury Bond ETF	5,247	309,258
Total Fixed Income Funds (Cost $2,582,557)		2,565,639

Total Unaffiliated Investment Companies (Cost $4,109,623)		4,073,645

Total Investments (Cost $51,401,161) (b)	99.9%	54,134,251

Other Assets, Less Liabilities	0.1	53,612

Net Assets	100.0%	$54,187,863

†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing Underlying Fund.
(b)	At January 31, 2011, cost is $52,078,806 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$2,837,027
Gross unrealized depreciation	(781,582)
Net unrealized appreciation	$2,055,445

The following is a summary of the fair valuations according to the inputs used as of January 31, 2011, for valuing the Fund's assets. Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities
Affiliated Investment Companies
Equity Funds	$26,374,355	$—	$—	$26,374,355
Fixed Income Funds	23,686,251	—	—	23,686,251
Total Affiliated Investment Companies	50,060,606	—	—	50,060,606
Unaffiliated Investment Companies
Equity Funds	1,508,006	—	—	1,508,006
Fixed Income Funds	2,565,639	—	—	2,565,639
Total Unaffiliated Investment Companies	4,073,645	—	—	4,073,645
Total Investments in Securities	$54,134,251	$—	$—	$54,134,251

For the period ended January 31, 2011, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

At January 31, 2011, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Retirement 2020 Fund
Portfolio of Investments January 31, 2011 unaudited

	Shares	Value
Affiliated Investment Companies 92.8%†
Equity Funds 60.9%
MainStay 130/30 Core Fund Class I	391,579	$3,109,135
MainStay 130/30 Growth Fund Class I (a)	24,051	212,126
MainStay 130/30 International Fund Class I	159,123	1,115,456
MainStay Common Stock Fund Class I	743,292	8,651,921
MainStay Epoch Global Choice Fund Class I	56,605	853,042
MainStay Epoch International Small Cap Fund Class I	86,341	1,742,368
MainStay Epoch U.S. All Cap Fund Class I	313,830	7,541,334
MainStay Growth Equity Fund Class I (a)	19,797	226,871
MainStay ICAP Equity Fund Class I	93,104	3,439,249
MainStay ICAP International Fund Class I	107,785	3,320,843
MainStay ICAP Select Equity Fund Class I	85,525	3,070,340
MainStay International Equity Fund Class I	182,808	2,350,911
MainStay Large Cap Growth Fund Class I (a)	630,780	4,655,158
MainStay MAP Fund Class I	190,766	6,236,124
MainStay S&P 500 Index Fund Class I	16,005	474,552
MainStay U.S. Small Cap Fund Class I	58,355	995,537
Total Equity Funds (Cost $42,933,309)		47,994,967

Fixed Income Funds 31.9%
MainStay Cash Reserves Fund Class I	280,582	280,582
MainStay Convertible Fund Class I	119,612	1,966,418
MainStay Diversified Income Fund Class I	95,781	863,942
MainStay Floating Rate Fund Class I	170,533	1,626,883
MainStay Global High Income Fund Class I	134,092	1,560,835
MainStay High Yield Corporate Bond Fund Class I	448,332	2,667,576
MainStay High Yield Opportunities Fund Class I	89,741	1,079,584
MainStay Indexed Bond Fund Class I	937,592	10,538,537
MainStay Intermediate Term Bond Fund Class I	428,698	4,527,053
Total Fixed Income Funds (Cost $24,745,811)		25,111,410
Total Affiliated Investment Companies (Cost $67,679,120)		73,106,377

Unaffiliated Investment Companies 6.9%
Equity Funds 3.8%
Columbia Funds Series Trust-Columbia SmallCap Index Fund	42,900	742,166
Vanguard Emerging Markets ETF	49,304	2,292,143
Total Equity Funds (Cost $3,046,266)		3,034,309

Fixed Income Funds 3.1%
American Century Inflation Adjusted Bond Fund	54,692	644,822
American Century International Bond Fund Institutional Class	35,049	487,181
iShares Barclays TIPS Bond Fund	7,652	822,896
SPDR Barclays Capital International Treasury Bond ETF	7,909	466,157
Total Fixed Income Funds (Cost $2,460,614)		2,421,056
Total Unaffiliated Investment Companies (Cost $5,506,880)		5,455,365
Total Investments (Cost $73,186,000) (b)	99.7%	78,561,742

Other Assets, Less Liabilities	0.3	200,302
Net Assets	100.0%	$78,762,044

†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing Underlying Fund.
(b)	At January 31, 2011, cost is $73,933,929 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$5,506,638
Gross unrealized depreciation	(878,825)
Net unrealized appreciation	$4,627,813

The following is a summary of the fair valuations according to the inputs used as of January 31, 2011, for valuing the Fund's assets. Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities
Affiliated Investment Companies
Equity Funds	$47,994,967	$—	$—	$47,994,967
Fixed Income Funds	25,111,410	—	—	25,111,410
Total Affiliated Investment Companies	73,106,377	—	—	73,106,377
Unaffiliated Investment Companies
Equity Funds	3,034,309	—	—	3,034,309
Fixed Income Funds	2,421,056	—	—	2,421,056
Total Unaffiliated Investment Companies	5,455,365	—	—	5,455,365
Total Investments in Securities	$78,561,742	$—	$—	$78,561,742

For the period ended January 31, 2011, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

At January 31, 2011, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Retirement 2030 Fund
Portfolio of Investments January 31, 2011 unaudited

	Shares	Value
Affiliated Investment Companies 93.6%†
Equity Funds 75.4%
MainStay 130/30 Core Fund Class I	769,742	$6,111,748
MainStay 130/30 Growth Fund Class I (a)(b)	54,501	480,696
MainStay 130/30 International Fund Class I	339,441	2,379,484
MainStay Common Stock Fund Class I (b)	1,489,685	17,339,934
MainStay Epoch Global Choice Fund Class I	89,501	1,348,777
MainStay Epoch International Small Cap Fund Class I	178,398	3,600,077
MainStay Epoch U.S. All Cap Fund Class I	617,759	14,844,742
MainStay Growth Equity Fund Class I (a)(b)	49,760	570,254
MainStay ICAP Equity Fund Class I	169,832	6,273,610
MainStay ICAP International Fund Class I	222,867	6,866,528
MainStay ICAP Select Equity Fund Class I	152,707	5,482,178
MainStay International Equity Fund Class I	422,827	5,437,557
MainStay Large Cap Growth Fund Class I (a)	1,226,342	9,050,405
MainStay MAP Fund Class I	391,750	12,806,292
MainStay S&P 500 Index Fund Class I	2,721	80,686
MainStay U.S. Small Cap Fund Class I	152,478	2,601,278
Total Equity Funds (Cost $87,124,177)		95,274,246

Fixed Income Funds 18.2%
MainStay Cash Reserves Fund Class I	272,434	272,434
MainStay Convertible Fund Class I	181,377	2,981,842
MainStay Diversified Income Fund Class I	92,533	834,646
MainStay Floating Rate Fund Class I	362,490	3,458,155
MainStay Global High Income Fund Class I (b)	311,936	3,630,937
MainStay High Yield Corporate Bond Fund Class I	615,920	3,664,722
MainStay High Yield Opportunities Fund Class I	128,681	1,548,033
MainStay Indexed Bond Fund Class I	386,091	4,339,659
MainStay Intermediate Term Bond Fund Class I	217,615	2,298,014
Total Fixed Income Funds (Cost $22,533,090)		23,028,442
Total Affiliated Investment Companies (Cost $109,657,267)		118,302,688

Unaffiliated Investment Companies 7.0%
Equity Funds 5.0%
Columbia Funds Series Trust-Columbia SmallCap Index Fund	94,395	1,633,034
Vanguard Emerging Markets ETF	101,264	4,707,763
Total Equity Funds (Cost $6,407,277)		6,340,797

Fixed Income Funds 2.0%
American Century Inflation Adjusted Bond Fund	160	1,891
American Century International Bond Fund Institutional Class	79,596	1,106,388
iShares Barclays TIPS Bond Fund	1,168	125,607
SPDR Barclays Capital International Treasury Bond ETF	22,792	1,343,361
Total Fixed Income Funds (Cost $2,598,434)		2,577,247

Total Unaffiliated Investment Companies (Cost $9,005,711)		8,918,044

Total Investments (Cost $118,662,978) (c)	100.6%	127,220,732

Other Assets, Less Liabilities	(0.6)	(774,064)

Net Assets	100.0%	$126,446,668

†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing Underlying Fund.
(b)	The Fund's ownership exceeds 5% of the outstanding shares of the Underlying Fund's share class.
(c)	At January 31, 2011, cost is $119,992,819 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$8,752,455
Gross unrealized depreciation	(1,524,542)
Net unrealized appreciation	$7,227,913

The following is a summary of the fair valuations according to the inputs used as of January 31, 2011, for valuing the Fund's assets. Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities
Affiliated Investment Companies
Equity Funds	$95,274,246	$—	$—	$95,274,246
Fixed Income Funds	23,028,442	—	—	23,028,442
Total Affiliated Investment Companies	118,302,688	—	—	118,302,688
Unaffiliated Investment Companies
Equity Funds	6,340,797	—	—	6,340,797
Fixed Income Funds	2,577,247	—	—	2,577,247
Total Unaffiliated Investment Companies	8,918,044	—	—	8,918,044
Total Investments in Securities	$127,220,732	$—	$—	$127,220,732

For the period ended January 31, 2011, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.
At January 31, 2011, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Retirement 2040 Fund
Portfolio of Investments January 31, 2011 unaudited

	Shares	Value
Affiliated Investment Companies 93.3%†
Equity Funds 83.0%
MainStay 130/30 Core Fund Class I	484,743	3,848,858
MainStay 130/30 Growth Fund Class I (a)	34,040	300,231
MainStay 130/30 International Fund Class I	226,836	1,590,119
MainStay Common Stock Fund Class I	936,556	10,901,506
MainStay Epoch Global Choice Fund Class I	51,191	771,444
MainStay Epoch International Small Cap Fund Class I	119,849	2,418,559
MainStay Epoch U.S. All Cap Fund Class I	439,785	10,568,027
MainStay Growth Equity Fund Class I (a)(b)	37,450	429,177
MainStay ICAP Equity Fund Class I	93,376	3,449,312
MainStay ICAP International Fund Class I	143,989	4,436,294
MainStay ICAP Select Equity Fund Class I	90,074	3,233,672
MainStay International Equity Fund Class I	301,715	3,880,054
MainStay Large Cap Growth Fund Class I (a)	759,536	5,605,378
MainStay MAP Fund Class I	256,853	8,396,531
MainStay S&P 500 Index Fund Class I	3,591	106,486
MainStay U.S. Small Cap Fund Class I	175,527	2,994,495
Total Equity Funds (Cost $58,358,059)		62,930,143

Fixed Income Funds 10.3%
MainStay Cash Reserves Fund Class I	58,691	58,691
MainStay Convertible Fund Class I	58,873	967,873
MainStay Diversified Income Fund Class I	18,998	171,363
MainStay Floating Rate Fund Class I	128,380	1,224,743
MainStay Global High Income Fund Class I	107,846	1,255,325
MainStay High Yield Corporate Bond Fund Class I (b)	192,958	1,148,098
MainStay High Yield Opportunities Fund Class I	50,638	609,181
MainStay Indexed Bond Fund Class I	132,354	1,487,662
MainStay Intermediate Term Bond Fund Class I	86,430	912,703
Total Fixed Income Funds (Cost $7,735,626)		7,835,639
Total Affiliated Investment Companies (Cost $66,093,685)		70,765,782

Unaffiliated Investment Companies 6.6%
Equity Funds 5.7%
Columbia Funds Series Trust-Columbia SmallCap Index Fund	67,072	1,160,346
Vanguard Emerging Markets ETF	67,446	3,135,565
Total Equity Funds (Cost $4,344,465)		4,295,911

Fixed Income Funds 0.9%
American Century Inflation Adjusted Bond Fund	40	477
American Century International Bond Fund Institutional Class	27,015	375,503
iShares Barclays TIPS Bond Fund	226	24,304
SPDR Barclays Capital International Treasury Bond ETF	5,344	314,975
Total Fixed Income Funds (Cost $718,250)		715,259

Total Unaffiliated Investment Companies (Cost $5,062,715)		5,011,170

Total Investments (Cost $71,156,400) (c)	99.9%	75,776,952

Other Assets, Less Liabilities	0.1	79,980

Net Assets	100.0%	$75,856,932

†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing Underlying Fund.
(b)	The Fund's ownership exceeds 5% of the outstanding shares of the Underlying Fund's share class.
(c)	At January 31, 2011, cost is $71,819,066 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$4,745,568
Gross unrealized depreciation	(787,682)
Net unrealized appreciation	$3,957,886

The following is a summary of the fair valuations according to the inputs used as of January 31, 2011, for valuing the Fund's assets. Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities
Affiliated Investment Companies
Equity Funds	$62,930,143	$—	$—	$62,930,143
Fixed Income Funds	7,835,639	—	—	7,835,639
Total Affiliated Investment Companies	70,765,782	—	—	70,765,782
Unaffiliated Investment Companies
Equity Funds	4,295,911	—	—	4,295,911
Fixed Income Funds	715,259	—	—	715,259
Total Unaffiliated Investment Companies	5,011,170	—	—	5,011,170
Total Investments in Securities	$75,776,952	$—	$—	$75,776,952

For the period ended January 31, 2011, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.
At January 31, 2011, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Retirement 2050 Fund
Portfolio of Investments January 31, 2011 unaudited

	Shares	Value
Affiliated Investment Companies 93.4%†
Equity Funds 87.4%
MainStay 130/30 Core Fund Class I	291,845	$2,317,250
MainStay 130/30 Growth Fund Class I (a)	20,403	179,951
MainStay 130/30 International Fund Class I	150,142	1,052,496
MainStay Common Stock Fund Class I	573,849	6,679,605
MainStay Epoch Global Choice Fund Class I	30,802	464,182
MainStay Epoch International Small Cap Fund Class I	80,129	1,616,994
MainStay Epoch U.S. All Cap Fund Class I	267,862	6,436,736
MainStay Growth Equity Fund Class I (a)(b)	24,879	285,117
MainStay ICAP Equity Fund Class I	47,856	1,767,790
MainStay ICAP International Fund Class I	94,462	2,910,374
MainStay ICAP Select Equity Fund Class I	49,772	1,786,811
MainStay International Equity Fund Class I	200,658	2,580,460
MainStay Large Cap Growth Fund Class I (a)	460,583	3,399,100
MainStay MAP Fund Class I	159,409	5,211,086
MainStay S&P 500 Index Fund Class I	3,238	96,001
MainStay U.S. Small Cap Fund Class I	185,754	3,168,966
Total Equity Funds (Cost $38,094,012)		39,952,919

Fixed Income Funds 6.0%
MainStay Cash Reserves Fund Class I	16,987	16,987
MainStay Convertible Fund Class I	20,090	330,279
MainStay Diversified Income Fund Class I	5,202	46,919
MainStay Floating Rate Fund Class I	47,132	449,642
MainStay Global High Income Fund Class I	38,724	450,748
MainStay High Yield Corporate Bond Fund Class I	66,242	394,140
MainStay High Yield Opportunities Fund Class I	10,959	131,838
MainStay Indexed Bond Fund Class I	49,136	552,293
MainStay Intermediate Term Bond Fund Class I	35,977	379,919
Total Fixed Income Funds (Cost $2,740,451)		2,752,765
Total Affiliated Investment Companies (Cost $40,834,463)		42,705,684
Unaffiliated Investment Companies 6.8%
Equity Funds 6.3%
Columbia Funds Series Trust-Columbia SmallCap Index Fund	48,907	846,086
Vanguard Emerging Markets ETF	43,888	2,040,353
Total Equity Funds (Cost $2,924,604)		2,886,439

Fixed Income Funds 0.5%
American Century Inflation Adjusted Bond Fund	120	1,410
American Century International Bond Fund Institutional Class	8,848	122,988
iShares Barclays TIPS Bond Fund	69	7,420
SPDR Barclays Capital International Treasury Bond ETF	1,916	112,929
Total Fixed Income Funds (Cost $245,272)		244,747

Total Unaffiliated Investment Companies (Cost $3,169,876)		3,131,186

Total Investments (Cost $44,004,339) (c)	100.2%	45,836,870

Other Assets, Less Liabilities	(0.2)	(113,743)

Net Assets	100.0%	$45,723,127

†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing Underlying Fund.
(b)	The Fund's ownership exceeds 5% of the outstanding shares of the Underlying Fund's share class.
(c)	At January 31, 2011, cost is $44,415,333 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$1,911,465
Gross unrealized depreciation	(489,928)

Net unrealized appreciation	$1,421,537

The following is a summary of the fair valuations according to the inputs used as of January 31, 2011, for valuing the Fund's assets. Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities
Affiliated Investment Companies
Equity Funds	$39,952,919	$—	$—	$39,952,919
Fixed Income Funds	2,752,765	—	—	2,752,765
Total Affiliated Investment Companies	42,705,684	—	—	42,705,684
Unaffiliated Investment Companies
Equity Funds	2,886,439	—	—	2,886,439
Fixed Income Funds	244,747	—	—	244,747
Total Unaffiliated Investment Companies	3,131,186	—	—	3,131,186
Total Investments in Securities	$45,836,870	$—	$—	$45,836,870

For the period ended January 31, 2011, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

At January 31, 2011, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay S&P 500 Index Fund
Portfolio of Investments ††† January 31, 2011 unaudited

		Shares	Value
	Common Stocks 96.6%†
	Aerospace & Defense 2.7%
	Boeing Co. (The)	86,699	$6,023,846
	General Dynamics Corp.	45,074	3,398,580
	Goodrich Corp.	14,847	1,345,435
	Honeywell International, Inc.	92,605	5,186,806
	ITT Corp.	21,731	1,280,391
	L-3 Communications Holdings, Inc.	13,567	1,061,618
	Lockheed Martin Corp.	35,215	2,803,114
	Northrop Grumman Corp.	34,860	2,415,798
	Precision Castparts Corp.	16,849	2,409,238
	Raytheon Co.	43,333	2,166,217
	Rockwell Collins, Inc.	18,627	1,194,736
	United Technologies Corp.	109,550	8,906,415
			38,192,194
	Air Freight & Logistics 1.0%
	C.H. Robinson Worldwide, Inc.	19,658	1,515,435
	Expeditors International of Washington, Inc.	25,144	1,274,046
	FedEx Corp.	37,265	3,365,775
	United Parcel Service, Inc. Class B	117,388	8,407,329
			14,562,585
	Airlines 0.1%
	Southwest Airlines Co.	88,382	1,047,327

	Auto Components 0.2%
	Goodyear Tire & Rubber Co. (The) (a)	28,781	341,918
	Johnson Controls, Inc.	79,780	3,062,754
			3,404,672
	Automobiles 0.6%
	Ford Motor Co. (a)	443,441	7,072,884
	Harley-Davidson, Inc.	27,904	1,106,394
			8,179,278
	Beverages 2.3%
	Brown-Forman Corp. Class B	12,299	816,039
	Coca-Cola Co. (The)	275,606	17,321,837
	Coca-Cola Enterprises, Inc.	39,303	988,864
	Constellation Brands, Inc. Class A (a)	20,996	403,543
	Dr. Pepper Snapple Group, Inc.	26,952	954,909
	Molson Coors Brewing Co. Class B	18,721	877,453
	PepsiCo., Inc.	188,506	12,122,821
			33,485,466
	Biotechnology 1.2%
	Amgen, Inc. (a)	112,141	6,176,726
	Biogen Idec, Inc. (a)	28,663	1,876,567
	Celgene Corp. (a)	55,690	2,869,706
	Cephalon, Inc. (a)	8,910	526,403
	Genzyme Corp. (a)	30,191	2,214,510
	Gilead Sciences, Inc. (a)	96,367	3,698,565
			17,362,477
	Building Products 0.0%‡
	Masco Corp.	42,479	565,820

	Capital Markets 2.4%
	Ameriprise Financial, Inc.	29,741	1,833,533
	Bank of New York Mellon Corp. (The)	147,275	4,599,398
	Charles Schwab Corp. (The)	117,412	2,119,287
	E*TRADE Financial Corp. (a)	23,544	389,889
	Federated Investors, Inc. Class B	10,866	294,251
	Franklin Resources, Inc.	17,359	2,094,363
	Goldman Sachs Group, Inc. (The)	60,676	9,927,807
	Invesco, Ltd.	55,465	1,372,204
	Janus Capital Group, Inc.	21,767	281,012
	Legg Mason, Inc.	18,307	606,511
	Morgan Stanley	179,146	5,266,892
	Northern Trust Corp.	28,687	1,491,150
	State Street Corp.	59,470	2,778,438
	T. Rowe Price Group, Inc.	30,369	2,001,925
			35,056,660
	Chemicals 2.0%
	Air Products & Chemicals, Inc.	25,179	2,196,868
	Airgas, Inc.	8,828	553,251
	CF Industries Holdings, Inc.	8,425	1,137,712
	Dow Chemical Co. (The)	137,437	4,876,265
	E.I. du Pont de Nemours & Co.	108,355	5,491,431
	Eastman Chemical Co.	8,555	794,417
	Ecolab, Inc.	27,644	1,373,630
	FMC Corp.	8,591	653,432
	International Flavors & Fragrances, Inc.	9,467	540,092
	Monsanto Co.	64,044	4,699,549
	PPG Industries, Inc.	19,575	1,649,781
	Praxair, Inc.	36,270	3,374,561
	Sherwin-Williams Co. (The)	10,700	906,611
	Sigma-Aldrich Corp.	14,373	914,841
			29,162,441
	Commercial Banks 2.9%
	BB&T Corp.	82,114	2,269,631
	Comerica, Inc.	20,890	797,998
	Fifth Third Bancorp	108,869	1,618,882
	First Horizon National Corp. (a)	30,957	350,743
	Huntington Bancshares, Inc.	102,419	741,513
	KeyCorp	104,307	928,332
	M&T Bank Corp.	14,102	1,219,400
	Marshall & Ilsley Corp.	62,516	436,987
	PNC Financial Services Group, Inc.	62,255	3,735,300
	Regions Financial Corp.	148,812	1,056,565
	SunTrust Banks, Inc.	59,233	1,802,460
	U.S. Bancorp	227,170	6,133,590
¤	Wells Fargo & Co.	622,997	20,197,563
	Zions Bancorp	20,534	484,192
			41,773,156
	Commercial Services & Supplies 0.5%
	Avery Dennison Corp.	13,022	548,096
	Cintas Corp.	14,798	415,232
	Iron Mountain, Inc.	23,876	582,336
	Pitney Bowes, Inc.	24,492	594,666
	R.R. Donnelley & Sons Co.	24,445	433,165
	Republic Services, Inc.	36,305	1,119,646
	Stericycle, Inc. (a)	10,107	793,299
	Waste Management, Inc.	56,567	2,142,192
			6,628,632
	Communications Equipment 2.2%
	Cisco Systems, Inc. (a)	657,893	13,914,437
	F5 Networks, Inc. (a)	9,590	1,039,364
	Harris Corp.	15,285	711,364
	JDS Uniphase Corp. (a)	26,258	445,598
	Juniper Networks, Inc. (a)	61,603	2,286,703
	Motorola Mobility Holdings, Inc. (a)	34,568	963,410
	Motorola Solutions, Inc. (a)	39,506	1,531,648
	QUALCOMM, Inc.	192,010	10,393,501
	Tellabs, Inc.	45,192	239,518
			31,525,543
	Computers & Peripherals 4.4%
¤	Apple, Inc. (a)	108,877	36,944,144
	Dell, Inc. (a)	200,474	2,638,238
	EMC Corp. (a)	243,320	6,056,235
	Hewlett-Packard Co.	268,701	12,276,949
	Lexmark International, Inc. Class A (a)	9,301	324,047
	NetApp, Inc. (a)	42,313	2,315,790
	SanDisk Corp. (a)	27,620	1,253,119
	Western Digital Corp. (a)	27,170	924,323
			62,732,845
	Construction & Engineering 0.2%
	Fluor Corp.	21,186	1,465,859
	Jacobs Engineering Group, Inc. (a)	14,894	765,105
	Quanta Services, Inc. (a)	25,001	593,274
			2,824,238
	Construction Materials 0.0%‡
	Vulcan Materials Co.	15,202	646,997

	Consumer Finance 0.7%
	American Express Co.	124,036	5,380,682
	Capital One Financial Corp.	54,126	2,606,708
	Discover Financial Services	64,459	1,327,211
	SLM Corp. (a)	57,551	829,310
			10,143,911
	Containers & Packaging 0.2%
	Ball Corp.	10,525	748,643
	Bemis Co., Inc.	12,927	420,774
	Owens-Illinois, Inc. (a)	19,385	571,664
	Sealed Air Corp.	18,911	504,734
			2,245,815
	Distributors 0.1%
	Genuine Parts Co.	18,674	966,380

	Diversified Consumer Services 0.1%
	Apollo Group, Inc. Class A (a)	15,036	620,536
	DeVry, Inc.	7,465	389,001
	H&R Block, Inc.	36,554	457,656
			1,467,193
	Diversified Financial Services 4.2%
	Bank of America Corp.	1,197,034	16,435,277
	Citigroup, Inc. (a)	3,448,064	16,619,669
	CME Group, Inc.	7,963	2,457,063
	IntercontinentalExchange, Inc. (a)	8,768	1,056,456
¤	JPMorgan Chase & Co.	463,996	20,851,980
	Leucadia National Corp.	23,354	759,472
	Moody's Corp.	24,148	709,227
	NASDAQ OMX Group, Inc. (The) (a)	17,682	432,855
	NYSE Euronext	30,879	982,261
			60,304,260
	Diversified Telecommunication Services 2.5%
	AT&T, Inc.	700,160	19,268,403
	CenturyLink, Inc.	35,713	1,544,230
	Frontier Communications Corp.	117,542	1,077,860
	Qwest Communications International, Inc.	206,090	1,469,422
	Verizon Communications, Inc.	334,937	11,930,456
	Windstream Corp.	57,255	733,437
			36,023,808
	Electric Utilities 1.7%
	Allegheny Energy, Inc.	20,096	518,075
	American Electric Power Co., Inc.	56,804	2,026,767
	Duke Energy Corp.	156,253	2,793,804
	Edison International	38,604	1,400,553
	Entergy Corp.	21,476	1,549,923
	Exelon Corp.	78,322	3,329,468
	FirstEnergy Corp.	36,116	1,412,858
	NextEra Energy, Inc.	49,268	2,633,867
	Northeast Utilities	20,878	687,304
	Pepco Holdings, Inc.	26,530	492,662
	Pinnacle West Capital Corp.	12,868	523,856
	PPL Corp.	57,195	1,475,059
	Progress Energy, Inc.	34,670	1,557,376
	Southern Co. (The)	99,537	3,744,582
			24,146,154
	Electrical Equipment 0.5%
	Emerson Electric Co.	89,152	5,249,270
	Rockwell Automation, Inc.	16,814	1,362,102
	Roper Industries, Inc.	11,162	867,176
			7,478,548
	Electronic Equipment & Instruments 0.5%
	Amphenol Corp. Class A	20,582	1,139,008
	Corning, Inc.	185,035	4,109,627
	FLIR Systems, Inc. (a)	18,733	581,472
	Jabil Circuit, Inc.	23,189	468,650
	Molex, Inc.	16,316	426,664
			6,725,421
	Energy Equipment & Services 2.3%
	Baker Hughes, Inc.	51,081	3,499,559
	Cameron International Corp. (a)	28,698	1,529,603
	Diamond Offshore Drilling, Inc.	8,235	590,532
	FMC Technologies, Inc. (a)	14,219	1,336,586
	Halliburton Co.	107,933	4,856,985
	Helmerich & Payne, Inc.	12,536	736,239
	Nabors Industries, Ltd. (a)	33,805	824,842
	National-Oilwell Varco, Inc.	49,659	3,669,800
	Noble Corp.	30,350	1,160,888
	Rowan Cos., Inc. (a)	14,948	512,418
	Schlumberger, Ltd.	161,905	14,407,926
			33,125,378
	Food & Staples Retailing 2.2%
	Costco Wholesale Corp.	51,311	3,686,182
	CVS Caremark Corp.	160,934	5,503,943
	Kroger Co. (The)	76,083	1,628,176
	Safeway, Inc.	45,216	935,519
	SUPERVALU, Inc.	25,132	183,212
	Sysco Corp.	69,720	2,031,641
	Wal-Mart Stores, Inc.	232,532	13,038,069
	Walgreen Co.	110,445	4,466,396
	Whole Foods Market, Inc.	17,311	895,152
			32,368,290
	Food Products 1.6%
	Archer-Daniels-Midland Co.	75,751	2,474,785
	Campbell Soup Co.	22,928	782,762
	ConAgra Foods, Inc.	52,100	1,163,393
	Dean Foods Co. (a)	21,577	219,007
	General Mills, Inc.	76,095	2,646,584
	H.J. Heinz Co.	37,715	1,791,462
	Hershey Co. (The)	18,295	854,193
	Hormel Foods Corp.	8,211	405,623
	J.M. Smucker Co. (The)	14,160	880,186
	Kellogg Co.	30,890	1,553,767
	Kraft Foods, Inc. Class A	206,659	6,317,566
	McCormick & Co., Inc.	15,783	697,609
	Mead Johnson Nutrition Co.	24,231	1,404,671
	Sara Lee Corp.	76,075	1,290,993
	Tyson Foods, Inc. Class A	35,334	581,244
			23,063,845
	Gas Utilities 0.1%
	Nicor, Inc.	5,391	272,084
	ONEOK, Inc.	12,607	742,426
			1,014,510
	Health Care Equipment & Supplies 1.7%
	Baxter International, Inc.	69,246	3,357,738
	Becton, Dickinson & Co.	27,502	2,281,291
	Boston Scientific Corp. (a)	179,738	1,254,571
	C.R. Bard, Inc.	11,091	1,046,436
	CareFusion Corp. (a)	26,352	678,037
	Covidien PLC	46,352	2,200,329
	DENTSPLY International, Inc.	16,920	600,322
	Intuitive Surgical, Inc. (a)	4,669	1,507,667
	Medtronic, Inc.	127,958	4,903,350
	St. Jude Medical, Inc. (a)	40,390	1,635,795
	Stryker Corp.	40,453	2,328,475
	Varian Medical Systems, Inc. (a)	14,408	973,549
	Zimmer Holdings, Inc. (a)	23,817	1,409,014
			24,176,574
	Health Care Providers & Services 2.0%
	Aetna, Inc.	47,489	1,564,288
	AmerisourceBergen Corp.	33,035	1,184,635
	Cardinal Health, Inc.	41,614	1,727,397
	CIGNA Corp.	32,253	1,355,271
	Coventry Health Care, Inc. (a)	17,584	526,992
	DaVita, Inc. (a)	11,513	850,235
	Express Scripts, Inc. (a)	62,482	3,519,611
	Humana, Inc. (a)	20,049	1,162,241
	Laboratory Corp. of America Holdings (a)	12,181	1,095,194
	McKesson Corp.	30,081	2,261,189
	Medco Health Solutions, Inc. (a)	50,373	3,073,760
	Patterson Cos., Inc.	11,458	378,801
	Quest Diagnostics, Inc.	16,830	958,469
	Tenet Healthcare Corp. (a)	57,491	382,315
	UnitedHealth Group, Inc.	130,551	5,359,119
	WellPoint, Inc. (a)	46,691	2,900,445
			28,299,962
	Health Care Technology 0.1%
	Cerner Corp. (a)	8,401	830,439

	Hotels, Restaurants & Leisure 1.6%
	Carnival Corp.	51,508	2,302,923
	Darden Restaurants, Inc.	16,411	773,122
	International Game Technology	35,322	606,479
	Marriott International, Inc. Class A	33,959	1,341,041
	McDonald's Corp.	125,399	9,238,144
	Starbucks Corp.	87,695	2,765,023
	Starwood Hotels & Resorts Worldwide, Inc.	22,525	1,328,299
	Wyndham Worldwide Corp.	21,162	595,287
	Wynn Resorts, Ltd.	8,922	1,037,896
	Yum! Brands, Inc.	55,335	2,587,465
			22,575,679
	Household Durables 0.4%
	D.R. Horton, Inc.	33,189	411,212
	Fortune Brands, Inc.	18,058	1,113,817
	Harman International Industries, Inc. (a)	8,235	356,740
	Leggett & Platt, Inc.	17,347	390,828
	Lennar Corp. Class A	18,852	364,975
	Newell Rubbermaid, Inc.	34,390	662,008
	Pulte Group, Inc. (a)	39,908	314,874
	Stanley Black & Decker, Inc.	19,634	1,426,999
	Whirlpool Corp.	9,005	769,927
			5,811,380
	Household Products 2.1%
	Clorox Co. (The)	16,458	1,035,044
	Colgate-Palmolive Co.	57,586	4,420,877
	Kimberly-Clark Corp.	48,498	3,139,275
¤	Procter & Gamble Co. (The)	332,246	20,974,690
			29,569,886
	Independent Power Producers & Energy Traders 0.2%
	AES Corp. (The) (a)	79,033	980,009
	Constellation Energy Group, Inc.	23,935	771,904
	NRG Energy, Inc. (a)	30,002	622,541
			2,374,454
	Industrial Conglomerates 2.5%
	3M Co.	84,495	7,428,800
¤	General Electric Co.	1,264,048	25,457,927
	Textron, Inc.	32,490	854,162
	Tyco International, Ltd.	58,054	2,602,561
			36,343,450
	Insurance 3.7%
	ACE, Ltd.	40,156	2,473,208
	Aflac, Inc.	55,785	3,212,100
	Allstate Corp. (The)	63,760	1,985,487
	American International Group, Inc. (a)	17,035	687,362
	Aon Corp.	38,889	1,778,783
	Assurant, Inc.	12,619	495,043
	Berkshire Hathaway, Inc. Class B (a)	204,977	16,756,870
	Chubb Corp. (The)	36,190	2,096,487
	Cincinnati Financial Corp.	19,278	617,667
	Genworth Financial, Inc. Class A (a)	57,977	786,748
	Hartford Financial Services Group, Inc. (The)	52,645	1,462,478
	Lincoln National Corp.	37,526	1,082,250
	Loews Corp.	37,668	1,508,603
	Marsh & McLennan Cos., Inc.	64,281	1,792,154
	MetLife, Inc.	107,435	4,917,300
	Principal Financial Group, Inc.	37,952	1,243,687
	Progressive Corp. (The)	79,104	1,567,050
	Prudential Financial, Inc.	57,602	3,543,099
	Torchmark Corp.	9,574	596,460
	Travelers Cos., Inc. (The)	54,480	3,065,045
	Unum Group	37,475	934,627
	XL Group PLC	38,282	877,424
			53,479,932
	Internet & Catalog Retail 0.8%
	Amazon.com, Inc. (a)	41,922	7,111,648
	Expedia, Inc.	24,610	619,188
	Netflix, Inc. (a)	5,151	1,102,726
	Priceline.com, Inc. (a)	5,735	2,457,562
			11,291,124
	Internet Software & Services 1.8%
	Akamai Technologies, Inc. (a)	21,518	1,039,750
	eBay, Inc. (a)	136,821	4,153,885
	Google, Inc. Class A (a)	29,602	17,771,857
	Monster Worldwide, Inc. (a)	15,380	256,077
	VeriSign, Inc.	20,629	694,166
	Yahoo!, Inc. (a)	154,717	2,494,038
			26,409,773
	IT Services 3.0%
	Automatic Data Processing, Inc.	58,297	2,792,426
	Cognizant Technology Solutions Corp. Class A (a)	35,654	2,600,959
	Computer Sciences Corp.	18,295	974,941
	Fidelity National Information Services, Inc.	31,246	950,816
	Fiserv, Inc. (a)	17,785	1,098,579
¤	International Business Machines Corp.	147,465	23,889,330
	MasterCard, Inc. Class A	11,470	2,712,770
	Paychex, Inc.	38,118	1,219,776
	SAIC, Inc. (a)	34,789	576,454
	Teradata Corp. (a)	19,823	852,191
	Total System Services, Inc.	19,646	342,037
	Visa, Inc. Class A	57,839	4,040,054
	Western Union Co. (The)	78,216	1,586,220
			43,636,553
	Leisure Equipment & Products 0.1%
	Hasbro, Inc.	16,272	717,433
	Mattel, Inc.	42,621	1,009,265
			1,726,698
	Life Sciences Tools & Services 0.5%
	Agilent Technologies, Inc. (a)	41,045	1,716,912
	Life Technologies Corp. (a)	21,719	1,179,125
	PerkinElmer, Inc.	13,970	357,353
	Thermo Fisher Scientific, Inc. (a)	47,115	2,698,276
	Waters Corp. (a)	10,901	832,727
			6,784,393
	Machinery 2.2%
	Caterpillar, Inc.	75,335	7,308,248
	Cummins, Inc.	23,556	2,494,109
	Danaher Corp.	63,416	2,920,941
	Deere & Co.	50,228	4,565,725
	Dover Corp.	22,122	1,418,020
	Eaton Corp.	19,883	2,146,569
	Flowserve Corp.	6,624	827,934
	Illinois Tool Works, Inc.	58,860	3,148,421
	Ingersoll-Rand PLC	38,128	1,799,642
	PACCAR, Inc.	43,190	2,439,803
	Pall Corp.	13,828	766,210
	Parker Hannifin Corp.	19,101	1,707,820
	Snap-On, Inc.	6,884	389,841
			31,933,283
	Media 3.0%
	Cablevision Systems Corp. Class A	28,486	964,251
	CBS Corp. Class B	80,656	1,599,409
	Comcast Corp. Class A	332,555	7,565,626
	DIRECTV Class A (a)	99,200	4,205,088
	Discovery Communications, Inc. Class A (a)	33,722	1,315,158
	Gannett Co., Inc.	28,272	416,729
	Interpublic Group of Cos., Inc. (The) (a)	57,918	619,143
	McGraw-Hill Cos., Inc. (The)	36,625	1,427,643
	News Corp. Class A	270,205	4,058,479
	Omnicom Group, Inc.	35,713	1,602,799
	Scripps Networks Interactive Class A	10,640	494,760
	Time Warner Cable, Inc.	42,100	2,855,643
	Time Warner, Inc.	131,666	4,140,896
	Viacom, Inc. Class B	72,066	2,994,342
	Walt Disney Co. (The)	224,758	8,736,344
	Washington Post Co. Class B	652	279,284
			43,275,594
	Metals & Mining 1.1%
	AK Steel Holding Corp.	13,034	207,241
	Alcoa, Inc.	121,002	2,005,003
	Allegheny Technologies, Inc.	11,683	761,615
	Cliffs Natural Resources, Inc.	16,044	1,371,120
	Freeport-McMoRan Copper & Gold, Inc.	55,738	6,061,507
	Newmont Mining Corp.	58,345	3,213,059
	Nucor Corp.	37,396	1,716,850
	Titanium Metals Corp. (a)	10,676	201,243
	United States Steel Corp.	17,015	981,255
			16,518,893
	Multi-Utilities 1.2%
	Ameren Corp.	28,343	804,091
	CenterPoint Energy, Inc.	49,967	806,967
	CMS Energy Corp.	27,276	531,882
	Consolidated Edison, Inc.	34,402	1,717,004
	Dominion Resources, Inc.	68,860	2,998,164
	DTE Energy Co.	20,001	925,246
	Integrys Energy Group, Inc.	9,147	435,306
	NiSource, Inc.	32,940	613,343
	PG&E Corp.	46,306	2,143,042
	Public Service Enterprise Group, Inc.	59,956	1,944,373
	SCANA Corp.	13,354	564,474
	Sempra Energy	28,422	1,479,933
	TECO Energy, Inc.	25,428	468,129
	Wisconsin Energy Corp.	13,852	835,137
	Xcel Energy, Inc.	54,458	1,283,575
			17,550,666
	Multiline Retail 0.7%
	Big Lots, Inc. (a)	8,958	284,775
	Family Dollar Stores, Inc.	14,919	633,759
	J.C. Penney Co., Inc.	28,011	898,313
	Kohl's Corp. (a)	34,718	1,762,980
	Macy's, Inc.	50,086	1,159,491
	Nordstrom, Inc.	20,001	823,641
	Sears Holdings Corp. (a)	5,249	395,617
	Target Corp.	84,047	4,608,297
			10,566,873
	Office Electronics 0.1%
	Xerox Corp.	163,872	1,740,321

	Oil, Gas & Consumable Fuels 10.0%
	Anadarko Petroleum Corp.	58,641	4,520,048
	Apache Corp.	45,365	5,414,766
	Cabot Oil & Gas Corp.	12,335	513,506
	Chesapeake Energy Corp.	77,528	2,289,402
¤	Chevron Corp.	238,858	22,674,790
	ConocoPhillips	174,384	12,461,481
	CONSOL Energy, Inc.	26,755	1,329,723
	Denbury Resources, Inc. (a)	47,313	962,820
	Devon Energy Corp.	51,543	4,571,349
	El Paso Corp.	83,417	1,324,662
	EOG Resources, Inc.	30,037	3,195,636
	EQT Corp.	17,667	851,373
¤	ExxonMobil Corp.	598,523	48,288,836
	Hess Corp.	35,608	2,995,345
	Marathon Oil Corp.	84,093	3,843,050
	Massey Energy Co.	12,098	760,480
	Murphy Oil Corp.	22,726	1,506,734
	Newfield Exploration Co. (a)	15,893	1,162,891
	Noble Energy, Inc.	20,712	1,886,863
	Occidental Petroleum Corp.	96,238	9,304,290
	Peabody Energy Corp.	31,898	2,022,971
	Pioneer Natural Resources Co.	13,745	1,307,974
	QEP Resources, Inc.	20,748	843,199
	Range Resources Corp.	18,958	945,435
	Southwestern Energy Co. (a)	41,010	1,619,895
	Spectra Energy Corp.	76,782	2,013,992
	Sunoco, Inc.	14,290	606,611
	Tesoro Corp. (a)	16,909	325,498
	Valero Energy Corp.	67,101	1,701,681
	Williams Cos., Inc.	69,281	1,869,894
			143,115,195
	Paper & Forest Products 0.1%
	International Paper Co.	51,780	1,495,406
	MeadWestvaco Corp.	20,238	579,414
			2,074,820
	Personal Products 0.2%
	Avon Products, Inc.	50,821	1,438,743
	Estee Lauder Cos., Inc. (The) Class A	13,532	1,089,326
			2,528,069
	Pharmaceuticals 5.1%
	Abbott Laboratories	182,949	8,261,977
	Allergan, Inc.	36,436	2,572,746
	Bristol-Myers Squibb Co.	203,187	5,116,249
	Eli Lilly & Co.	120,244	4,180,884
	Forest Laboratories, Inc. (a)	33,829	1,091,324
	Hospira, Inc. (a)	19,823	1,094,824
¤	Johnson & Johnson	326,370	19,507,135
	Merck & Co., Inc.	364,666	12,095,971
	Mylan, Inc. (a)	51,532	1,193,481
	Pfizer, Inc.	950,185	17,312,371
	Watson Pharmaceuticals, Inc. (a)	14,872	810,821
			73,237,783
	Professional Services 0.1%
	Dun & Bradstreet Corp.	5,936	504,263
	Equifax, Inc.	14,811	529,049
	Robert Half International, Inc.	17,489	548,455
			1,581,767
	Real Estate Investment Trusts 1.5%
	Apartment Investment & Management Co. Class A	13,863	354,338
	AvalonBay Communities, Inc.	10,095	1,170,313
	Boston Properties, Inc.	16,506	1,557,671
	Equity Residential	33,592	1,820,351
	HCP, Inc.	43,227	1,603,289
	Health Care REIT, Inc.	16,895	829,207
	Host Hotels & Resorts, Inc.	78,014	1,444,039
	Kimco Realty Corp.	48,083	869,822
	Plum Creek Timber Co., Inc.	19,148	801,727
	ProLogis	65,975	984,347
	Public Storage	16,529	1,801,330
	Simon Property Group, Inc.	34,694	3,519,706
	Ventas, Inc.	18,615	1,032,388
	Vornado Realty Trust	19,219	1,693,002
	Weyerhaeuser Co.	63,463	1,471,072
			20,952,602
	Real Estate Management & Development 0.1%
	CB Richard Ellis Group, Inc. Class A (a)	34,315	761,450

	Road & Rail 0.8%
	CSX Corp.	44,979	3,175,517
	Norfolk Southern Corp.	43,676	2,672,535
	Ryder System, Inc.	6,209	298,529
	Union Pacific Corp.	58,500	5,535,855
			11,682,436
	Semiconductors & Semiconductor Equipment 2.5%
	Advanced Micro Devices, Inc. (a)	67,137	525,683
	Altera Corp.	36,400	1,367,548
	Analog Devices, Inc.	35,322	1,371,553
	Applied Materials, Inc.	158,315	2,483,962
	Broadcom Corp. Class A	54,053	2,437,250
	First Solar, Inc. (a)	6,387	987,302
	Intel Corp.	662,071	14,208,044
	KLA-Tencor Corp.	19,883	876,443
	Linear Technology Corp.	26,589	925,031
	LSI Corp. (a)	72,826	450,793
	MEMC Electronic Materials, Inc. (a)	26,945	298,820
	Microchip Technology, Inc.	22,027	803,325
	Micron Technology, Inc. (a)	101,309	1,067,797
	National Semiconductor Corp.	28,390	430,392
	Novellus Systems, Inc. (a)	10,889	392,766
	NVIDIA Corp. (a)	68,013	1,626,871
	Teradyne, Inc. (a)	21,482	358,320
	Texas Instruments, Inc.	139,370	4,726,037
	Xilinx, Inc.	30,665	987,413
			36,325,350
	Software 3.8%
	Adobe Systems, Inc. (a)	60,379	1,995,526
	Autodesk, Inc. (a)	26,933	1,095,634
	BMC Software, Inc. (a)	21,162	1,009,427
	CA, Inc.	45,856	1,091,373
	Citrix Systems, Inc. (a)	22,146	1,399,184
	Compuware Corp. (a)	26,459	283,640
	Electronic Arts, Inc. (a)	39,137	610,146
	Intuit, Inc. (a)	33,497	1,572,014
	McAfee, Inc. (a)	18,022	863,254
¤	Microsoft Corp.	893,630	24,775,892
	Novell, Inc. (a)	41,626	250,589
	Oracle Corp.	458,581	14,688,349
	Red Hat, Inc. (a)	22,383	924,866
	Salesforce.com, Inc. (a)	13,852	1,788,847
	Symantec Corp. (a)	93,524	1,646,958
			53,995,699
	Specialty Retail 1.8%
	Abercrombie & Fitch Co. Class A	10,463	527,440
	AutoNation, Inc. (a)	7,453	213,976
	AutoZone, Inc. (a)	3,223	817,127
	Bed Bath & Beyond, Inc. (a)	31,270	1,500,960
	Best Buy Co., Inc.	39,193	1,332,562
	Carmax, Inc. (a)	26,506	865,421
	GameStop Corp. Class A (a)	17,821	375,488
	Gap, Inc. (The)	52,065	1,003,293
	Home Depot, Inc. (The)	194,515	7,152,316
	Limited Brands, Inc.	31,364	917,083
	Lowe's Cos., Inc.	163,797	4,062,166
	O'Reilly Automotive, Inc. (a)	16,446	934,626
	RadioShack Corp.	13,485	204,298
	Ross Stores, Inc.	14,278	930,926
	Staples, Inc.	86,510	1,930,038
	Tiffany & Co.	14,965	869,915
	TJX Cos., Inc.	47,479	2,250,030
	Urban Outfitters, Inc. (a)	15,262	516,161
			26,403,826
	Textiles, Apparel & Luxury Goods 0.5%
	Coach, Inc.	35,239	1,906,077
	NIKE, Inc. Class B	45,785	3,776,347
	Polo Ralph Lauren Corp.	7,726	828,073
	VF Corp.	10,238	846,887
			7,357,384
	Thrifts & Mortgage Finance 0.1%
	Hudson City Bancorp, Inc.	62,397	685,119
	People's United Financial, Inc.	43,948	567,369
			1,252,488
	Tobacco 1.4%
	Altria Group, Inc.	246,934	5,805,418
	Lorillard, Inc.	17,975	1,352,439
	Philip Morris International, Inc.	215,357	12,327,035
	Reynolds American, Inc.	40,074	1,274,754
			20,759,646
	Trading Companies & Distributors 0.1%
	Fastenal Co.	17,465	1,014,018
	W.W. Grainger, Inc.	7,062	928,441
			1,942,459
	Wireless Telecommunication Services 0.3%
	American Tower Corp. Class A (a)	47,526	2,417,172
	MetroPCS Communications, Inc. (a)	31,033	401,257
	Sprint Nextel Corp. (a)	353,635	1,598,430
			4,416,859
	Total Common Stocks (Cost $979,230,137)		1,389,507,604	(b)

	Principal Amount		Value
Short-Term Investments 3.4%
Repurchase Agreement 0.0%‡
State Street Bank and Trust Co. 0.01%, dated 1/31/11 due 2/1/11 Proceeds at Maturity $97,173 (Collateralized by a United States Treasury Note with a rate of 3.125% and a maturity date of 4/30/17, with a Principal Amount of $95,000 and a Market Value of $99,589)	$97,173		97,173
Total Repurchase Agreement (Cost $97,173)			97,173

U.S. Government 3.4%
United States Treasury Bills
0.145%, due 4/7/11 (c)	43,700,000		43,688,551
0.145%, due 4/21/11 (c)(d)	5,000,000		4,998,410

Total U.S. Government (Cost $48,683,523)			48,686,961

Total Short-Term Investments (Cost $48,780,696)			48,784,134

Total Investments (Cost $1,028,010,833) (f)	100.0%		1,438,291,738

Other Assets, Less Liabilities	(0.0	) ‡	(294,292)

Net Assets	100.0%		$1,437,997,446
	Contracts Long	Unrealized Appreciation (e)
Futures Contracts 0.1%

Standard & Poor's 500 Index Mini March 2011	733	$1,070,796

Total Futures Contracts (Settlement Value $46,999,960) (b)		$1,070,796

¤	Among the Fund's 10 largest holdings, as of January 31, 2011, excluding short-term investments. May be subject to change daily.
†††
On a daily basis New York Life Investments confirms that the value of the Fund's liquid assets (liquid portfolio securities and cash) is sufficient to cover its potential senior securities (e.g., futures, swaps, options).

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	The combined market value of common stocks and settlement value of Standard & Poor's 500 Index futures contracts represents 99.9% of net assets.
(c)	Interest rate presented is yield to maturity.
(d)	Represents a security, or a portion thereof, which is maintained at the broker as collateral for futures contracts.
(e)	Represents the difference between the value of the contracts at the time they were opened and the value at January 31, 2011.
(f)	At January 31, 2011, cost is $1,076,419,771 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$497,513,994
Gross unrealized depreciation	(135,642,027)

Net unrealized appreciation	$361,871,967

The following is a summary of the fair valuations according to the inputs used as of January 31, 2011, for valuing the Fund's assets.

 Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$1,389,507,604	$—	$—	$1,389,507,604
Short-Term Investments
Repurchase Agreement	—	97,173	—	97,173
U.S. Government	—	48,686,961	—	48,686,961
Total Short-Term Investments	—	48,784,134	—	48,784,134
Total Investments in Securities	$1,389,507,604	$48,784,134	$—	$1,438,291,738
Other Financial Instruments
Futures Contracts Long (b)	1,070,796	—	—	1,070,796
Total Investments in Securities and Other Financial Instruments	$1,390,578,400	$48,784,134	$—	$1,439,362,534

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation as shown on the Portfolio of Investments.

For the period ended January 31, 2011, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

At January 31, 2011, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Short Term Bond Fund
Portfolio of Investments January 31, 2011 unaudited

		Principal Amount	Value
	Long-Term Bonds 98.8%†
	Convertible Bonds 2.2%
	Biotechnology 1.1%
	Amgen, Inc. 0.125%, due 2/1/11	$1,000,000	$1,000,000

	Health Care - Products 1.1%
	Medtronic, Inc. 1.50%, due 4/15/11	1,000,000	1,005,000

	Total Convertible Bonds (Cost $1,995,076)		2,005,000

	Corporate Bonds 22.5%
	Agriculture 1.3%
	Philip Morris International, Inc. 6.875%, due 3/17/14	1,070,000	1,235,283

	Auto Manufacturers 1.4%
	DaimlerChrysler N.A. Holding Corp. 6.50%, due 11/15/13	1,117,000	1,266,445

	Banks 8.3%
	JPMorgan Chase & Co. 3.70%, due 1/20/15	1,235,000	1,283,007
¤	Morgan Stanley
	4.00%, due 7/24/15	1,800,000	1,827,158
	5.625%, due 1/9/12	655,000	683,831
	PNC Funding Corp. 3.625%, due 2/8/15	1,240,000	1,282,863
	U.S. Bancorp 3.15%, due 3/4/15	1,250,000	1,286,265
	Wells Fargo & Co. 3.75%, due 10/1/14	1,225,000	1,293,968
			7,657,092
	Diversified Financial Services 1.4%
	General Electric Capital Corp. 3.75%, due 11/14/14	1,220,000	1,273,260

	Electric 1.2%
	Great Plains Energy, Inc. 2.75%, due 8/15/13	1,085,000	1,101,769

	Finance - Investment Banker/Broker 1.3%
	Citicorp 7.25%, due 10/15/11	1,155,000	1,197,132

	Health Care - Products 1.5%
¤	St. Jude Medical, Inc. 2.20%, due 9/15/13	1,310,000	1,332,880

	Insurance 3.0%
	Hartford Financial Services Group, Inc. 4.75%, due 3/1/14	1,250,000	1,313,360
¤	MetLife, Inc. 2.375%, due 2/6/14	1,455,000	1,473,754
			2,787,114
	Pharmaceuticals 3.1%
¤	Abbott Laboratories 2.70%, due 5/27/15	1,665,000	1,704,607
	Novartis Capital Corp. 1.90%, due 4/24/13	1,100,000	1,122,947
			2,827,554
	Total Corporate Bonds (Cost $20,235,873)		20,678,529

	Mortgage-Backed Securities 4.3%
	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 4.3%
	Banc of America Commercial Mortgage, Inc. Series 2007-1, Class AAB 5.422%, due 1/15/49	870,000	916,771
	Bear Stearns Commercial Mortgage Securities Series 2004-T16, Class A6 4.75%, due 2/13/46	200,000	210,975
	GE Capital Commercial Mortgage Corp. Series 2004-C2, Class A4 4.893%, due 3/10/40	500,000	529,932
	LB-UBS Commercial Mortgage Trust
	Series 2004-C2, Class A2 3.246%, due 3/15/29	5,850	5,851
	Series 2004-C1, Class A4 4.568%, due 1/15/31	890,000	940,329
	RBSCF Trust Series 2010-MB1, Class A1 2.367%, due 2/15/15 (a)	1,029,269	1,038,399
	Wachovia Bank Commercial Mortgage Trust Series 2004-C14, Class A4 5.088%, due 8/15/41	310,000	330,906
	Total Mortgage-Backed Securities (Cost $3,908,113)		3,973,163

	Municipal Bond 1.1%
	Michigan 1.1%
	Michigan Finance Authority Series E 4.75%, due 8/22/11	1,000,000	1,001,720
	Total Municipal Bond (Cost $1,004,723)		1,001,720

	U.S. Government & Federal Agencies 58.2%
¤	Federal Home Loan Bank 5.7%
	2.25%, due 4/13/12	5,075,000	5,186,422

¤	Federal Home Loan Mortgage Corp. 1.7%
	1.50%, due 2/11/14	1,580,000	1,580,219

¤	Federal National Mortgage Association 7.5%
	1.125%, due 9/9/13	1,725,000	1,722,373
	1.20%, due 9/27/13	2,195,000	2,191,879
	1.45%, due 1/24/14	1,185,000	1,182,281
	5.25%, due 8/1/12	1,700,000	1,811,386
			6,907,919

	Federal National Mortgage Association (Mortgage Pass-Through Security) 0.3%
	4.50%, due 11/1/18	270,520	286,437

	Freddie Mac (Collateralized Mortgage Obligations) 0.1%
	Series 2632, Class NH 3.50%, due 6/15/13	85,049	85,113

¤	United States Treasury Notes 42.9%
	0.625%, due 12/31/12	465,000	465,745
	0.875%, due 1/31/12	1,055,000	1,061,099
	1.00%, due 9/30/11	5,600,000	5,629,092
	1.25%, due 10/31/15	2,420,000	2,354,774
	1.375%, due 9/15/12	755,000	766,089
	1.50%, due 7/15/12	12,580,000	12,782,462
	1.875%, due 6/15/12	10,395,000	10,606,559
	1.875%, due 6/30/15	2,875,000	2,899,932
	2.25%, due 5/31/14	2,710,000	2,810,143
			39,375,895
	Total U.S. Government & Federal Agencies (Cost $52,678,733)		53,422,005

	Yankee Bonds 10.5% (b)
	Electric 1.3%
	Enel Finance International S.A. 3.875%, due 10/7/14 (a)	1,120,000	1,149,325

	Holding Company - Diversified 1.4%
	Hutchison Whampoa International, Ltd. 4.625%, due 9/11/15 (a)	1,195,000	1,270,773

	Mining 2.9%
	Anglo American Capital PLC
	2.15%, due 9/27/13 (a)	400,000	404,537
	9.375%, due 4/8/14 (a)	750,000	912,705
¤	Rio Tinto Finance USA, Ltd. 8.95%, due 5/1/14	1,115,000	1,354,650
			2,671,892
	Oil & Gas 3.6%
¤	Shell International Finance B.V. 1.875%, due 3/25/13	2,000,000	2,034,888
	Total Capital S.A. 3.125%, due 10/2/15	1,235,000	1,270,128
			3,305,016
	Telecommunications 1.3%
	Telefonica Emisiones S.A.U 4.949%, due 1/15/15	1,180,000	1,236,994

	Total Yankee Bonds (Cost $9,449,170)		9,634,000

	Total Long-Term Bonds (Cost $89,271,688)		90,714,417

	Short-Term Investment 1.5%
	Repurchase Agreement 1.5%
	State Street Bank and Trust Co. 0.01%, dated 1/31/11 due 2/1/11 Proceeds at Maturity $1,330,703 (Collateralized by a United States Treasury Note with a rate of 3.125% and a maturity date of 4/30/17, with a Principal Amount of $1,295,000 and a Market Value of $1,357,549)	1,330,702	1,330,702

	Total Short-Term Investment (Cost $1,330,702)		1,330,702

	Total Investments (Cost $90,602,390) (c)	100.3%	92,045,119

	Other Assets, Less Liabilities	(0.3)	(289,781)
	Net Assets	100.0%	$91,755,338

¤	Among the Fund's 10 largest issuers held, as of January 31, 2011, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(b)	Yankee Bond - dollar-denominated bond issued in the United States by a foreign bank or corporation.
(c)	At January 31, 2011, cost is $90,602,390 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$1,481,423
Gross unrealized depreciation	(38,694)

Net unrealized appreciation	$1,442,729

The following is a summary of the fair valuations according to the inputs used as of January 31, 2011, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Convertible Bonds	$—	$2,005,000	$—	$2,005,000
Corporate Bonds	—	20,678,529	—	20,678,529
Mortgage-Backed Securities	—	3,973,163	—	3,973,163
Municipal Bond	—	1,001,720	—	1,001,720
U.S. Government & Federal Agencies	—	53,422,005	—	53,422,005
Yankee Bonds	—	9,634,000	—	9,634,000
Total Long-Term Bonds	—	90,714,417	—	90,714,417
Short-Term Investment
Repurchase Agreement	—	1,330,702	—	1,330,702
Total Investments in Securities	$—	$92,045,119	$—	$92,045,119

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

For the period ended January 31, 2011, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

At January 31, 2011, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Trust Funds

NOTES TO PORTFOLIOS OF INVESTMENTS January 31, 2011 unaudited

SECURITIES VALUATION.

Each Fund prepares its financial statements in accordance with generally accepted accounting principles ("GAAP") in the United States of America and follows significant accounting policies described below.

Investments are valued as of the close of regular trading on the New York Stock Exchange ("Exchange") (generally 4:00 p.m. Eastern time) on each day the Fund is open for business ("valuation date").

"Fair value" is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. Fair value measurements are determined within a framework which has established a three-tier hierarchy which maximizes the use of observable market data and minimizes the use of unobservable inputs to establish classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the information available in the circumstances.  The inputs or methodology used for valuing securities may not be an indication of the risks associated with investing in those securities. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments in active markets, interest rates and yield curves, prepayment speeds, credit risks, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions about the assumptions that market participants would use in determining the fair value of investments)

The valuation techniques used by the Funds to measure fair value during the period  ended January 31, 2011, maximized the use of observable inputs and minimized the use of unobservable inputs. The Funds may have utilized some of the following fair value techniques: multi-dimensional relational pricing models, option adjusted spread pricing and estimating the price that would have prevailed in a liquid market for an international equity security given information available at the time of evaluation, when there are significant events after the close of local foreign markets.

The Funds have procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Funds may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

The aggregate value by input level, as of January 31, 2011, for each Fund's investments is included at the end of each Fund's respective Portfolio of Investments.

Equity securities and Exchange Traded Funds are valued at the latest quoted sales prices as of the close of regular trading on the Exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Prices normally are taken from the principal market in which each security trades. Options and futures contracts are valued at the last posted settlement price on the market where such options or futures are primarily traded. Investments in other mutual funds are valued at their NAVs as of the close of the Exchange on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.

Debt securities are valued at the evaluated bid prices, with the exception of MainStay High Yield Municipal Bond Fund which utilized the evaluated mean prices, supplied by a pricing agent or brokers selected by the Fund's Manager in consultation with the Fund's Subadvisor, whose prices reflect broker/dealer supplied valuations and electronic data processing techniques, if such prices are deemed by the Fund's Manager, in consultation with the Fund's Subadvisor, to be representative of market values, at the regular close of trading of the Exchange on each valuation date. Debt securities, including corporate bonds, U.S. government & federal agency bonds, municipal bonds, foreign bonds, Yankee bonds, convertible bonds, asset-backed securities, and mortgage-backed securities, are generally categorized as Level 2 in the hierarchy.

Portfolio securities held by the Cash Reserves Fund are valued at their amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the value on maturity date. These securities are all generally categorized as Level 2 in the hierarchy.

Temporary cash investments acquired over 60 days prior to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.  Other temporary cash investments which mature in 60 days or less ("Short-Term Investments") are valued at amortized cost. These securities are all generally categorized as Level 2 in the hierarchy.

Loan assignments, participations and commitments are valued at the average of bid quotations obtained from a pricing service, and are generally categorized as Level 2 in the hierarchy. The Trust has engaged an independent pricing service to provide market value quotations from dealers in loans.

Securities for which market quotations are not readily available are valued by methods deemed in good faith by the Funds’ Board to represent fair value. Equity and non-equity securities which may be valued in this manner include, but are not limited to: (i) a security the trading for which has been halted or suspended; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been de-listed from a national exchange; (v) a security the market price of which is not available from an independent pricing source or, if so provided, does not, in the opinion of the Fund's Manager or Subadivsor (if applicable), reflect the security’s market value; and (vi) a security where the trading on that security’s principal market is temporarily closed at a time when, under normal conditions, it would be open. At January 31, 2011, the 130/30 International, Epoch International Small Cap, Floating Rate and Intermediate Term Bond Funds held securities with a value of $11, $1,435, $3,600,313 and $512,192, respectively, that were valued in such a manner.

Certain events may occur between the time that foreign markets close, on which securities held by certain of the Funds principally trade and the time at which the Fund’s NAVs are calculated. These events may include, but are not limited to, situations relating to a single issue in a market sector, significant fluctuations in U.S. or foreign markets, natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Should the Manager or Subadvisor, if any, conclude that such events may have affected the accuracy of the last price reported on the local foreign market, the Manager or Subadvisor, if any, may, pursuant to procedures adopted by the Board, adjust the value of the local price to reflect the impact on the price of such securities as a result of such events. Additionally, international equity securities are also fair valued whenever the movement of a particular index exceeds certain thresholds. In such cases, the securities are fair valued by applying factors provided by a third party vendor in accordance with a Fund’s policies and procedures. At January 31, 2011, foreign equity securities held by all the Funds were not fair valued.

The Funds have adopted Financial Accounting Standards Board Accounting Standards Update No. 2010-06 “Fair Value Measurements and Disclosures” (the “Update”), effective April 30, 2010. The Update requires the Funds to make new disclosures about the amounts of and reasons for significant transfers in and out of Level 1 and Level 2 measurements in the fair value hierarchy and input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3. The Update also requires that the Funds separately report information on purchases, sales, issuances and settlements in the roll forward of activity in Level 3 fair value measurements. The Funds recognize transfers between levels as of the beginning of the period. Disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 fair value hierarchy are summarized under the Level 2 or Level 3 categories listed above. The roll forward activity of Level 3 fair value measurements is included at the end of the Funds’ Portfolio of Investments.

Generally, a security is considered illiquid if it cannot be sold or disposed of in the ordinary course of business at approximately the price at which it is valued. Its illiquidity might prevent the sale of such security at a time when the Manager or Subadvisor, if any, might wish to sell it. Illiquid securities could have the effect of decreasing the overall level of a Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, requiring a Fund to rely on judgments that may be somewhat subjective to determining value, which could vary from the amount that a Fund could realize upon disposition. Difficulty in selling illiquid securities may result in a loss or may be costly to a Fund. Under the supervision of the Board, the Manager of Subadvisor, if any, determines the liquidity of a Portfolio's investments; in doing so, the Manager or Subadvisor, if any, may, consider various factors, including (1) the frequency of trades and quotations, (2) the number of dealers and prospective purchasers, (3) the dealer undertakings to make a market, and (4) the nature of the security and the market in which it trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer).  Illiquid securities generally will be valued in such manner as the Board in good faith deems appropriate to reflect their fair market value.

Item 2. Controls And Procedures.

(a) Based on an evaluation of the Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the "Disclosure Controls") as of a date within 90 days prior to the filing date (the "Filing Date") of this Form N-Q (the "Report"), the Registrant's principal executive and principal financial officers have concluded that the Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAINSTAY FUNDS TRUST

By:	/s/ Stephen P. Fisher
Stephen P. Fisher
President and Principal Executive Officer

Date:	March 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen P. Fisher
Stephen P. Fisher
President and Principal Executive Officer

Date:	March 29, 2011

By:	/s/ Jack R. Benintende
Jack R. Benintende
Treasurer and Principal Financial and
Accounting Officer

Date:	March 29, 2011